                                                     Registration Nos. 333-40637
                                                                       811-02441

    As filed with the Securities and Exchange Commission on December 17, 2003

                                   ----------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                    FORM N-4

                                   ----------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.    [   ]                                  [   ]

     Post-Effective Amendment No.   [ 8 ]                                  [ X ]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No.                  [ 96 ]                                 [ X ]


                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT D
                           (Exact Name of Registrant)


                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                               (Name of Depositor)


                              2727-A Allen Parkway
                            Houston, Texas 77019-2191
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (713) 831-8470
               (Depositor's Telephone Number, including Area Code)


                              Lauren W. Jones, Esq.
                             Deputy General Counsel
                      American General Life Companies, LLC
                    2929 Allen Parkway, Houston, Texas 77019
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that the filing will become effective (check appropriate box)

     [   ]  immediately upon filing pursuant to paragraph (b) of Rule 485
     [ X ]  on January 2, 2004 pursuant to paragraph (b) of Rule 485
     [   ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [   ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

     [   ]  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
     Units of interest in American General Life Insurance Company
     Separate Account D under variable annuity contracts

                                      NOTE

This Post-Effective Amendment No. 8 to the Form N-4 Registration Statement No. 333-40637 ("Registration Statement") of American General Life Insurance Company ("Depositor") and its Separate Account D ("Registrant") is being filed solely for the purposes of (a) including in the Registration Statement supplements relating to additional investment options and (b) to generally update Part C information for the Depositor and the Registrant. All other pertinent information regarding this Registration Statement, including the Profile, Prospectus and Statement of Additional Information, as supplemented, was previously filed in Registrant's Post-Effective Amendment No. 6 on April 25, 2001, and as supplemented in Registrant's Post-Effective Amendment No. 7 on November 8, 2002, and are incorporated by reference herein.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT D
                               SELECT RESERVE/SM/
         FLEXIBLE PAYMENT VARIABLE AND FIXED INDIVIDUAL DEFERRED ANNUITY
                                    CONTRACTS
                        SUPPLEMENT DATED JANUARY 2, 2004
                                       TO
                                     PROFILE
      DATED MAY 1, 2001 AS SUPPLEMENTED NOVEMBER 8, 2002, JUNE 6, 2003 AND
                                NOVEMBER 5, 2003

American General Life Insurance Company ("AGL") is amending the Profile for the sole purpose of changing the investment options available under the Contracts, due to the addition of three VALIC Company I series. The additional series are available as investment options beginning February 2, 2004. The following changes are effective beginning February 2, 2004:

1. On page 2 of the Profile, under INVESTMENT OPTIONS, delete "North American Funds Variable Product Series I" and the names of the four series appearing under it, and replace it with the following:

          VALIC Company I
          .    VALIC Company I Blue Chip Growth Fund
          .    VALIC Company I Health Sciences Fund
          .    VALIC Company I Income & Growth Fund
          .    VALIC Company I International Equities Fund
          .    VALIC Company I Mid Cap Index Fund
          .    VALIC Company I Money Market Fund
          .    VALIC Company I Stock Index Fund

2. On page 3 of the Profile, under EXPENSES, delete the first sentence of the first paragraph and replace it with the following:

          As of May 1, 2003, investment series charges ranged from 0.31% to 1.70% of the average annual assets of the series listed in Section 4, above, depending on the series involved.

3. On page 3 of the Profile, in the chart, add the following information describing the three additional VALIC Company I series:

                            Total     Total                 Examples of Total
                           Annual     Annual    Total     Annual Charges at End
                          Contract    Series    Annual             of:
Investment Series          Charges   Charges   Charges

                                                           1 Year      10 Years
--------------------------------------------------------------------------------
VALIC Company I Blue
Chip Growth Fund              0.40%     1.24%     1.64%  $    16.68   $   194.36
VALIC Company I Health
Sciences Fund                 0.40%     1.24%     1.64%  $    16.68   $   194.36
VALIC Company I Income
& Growth Fund                 0.40%     0.93%     1.33%  $    13.54   $   160.13

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT D
                               SELECT RESERVE/SM/
    FLEXIBLE PAYMENT VARIABLE AND FIXED INDIVIDUAL DEFERRED ANNUITY CONTRACTS
                        SUPPLEMENT DATED JANUARY 2, 2004
                                       TO
                                   PROSPECTUS
                                DATED MAY 1, 2001
              AS SUPPLEMENTED SEPTEMBER 4, 2001, OCTOBER 24, 2001,
              AUGUST 26, 2002, OCTOBER 15, 2002, NOVEMBER 8, 2002,
                        JUNE 6, 2003 AND NOVEMBER 5, 2003

American General Life Insurance Company ("AGL") is amending the Prospectus for the sole purpose of changing the investment options available under the Contracts, due to the addition of three VALIC Company I series. The additional series are available as investment options beginning February 2, 2004. The following changes are effective beginning February 2, 2004:

1. On page 1 of the Prospectus, after the second sentence, delete "North American Funds Variable Product Series I" and the names of the four series appearing under it, and replace it with the following:

          VALIC Company I
          .    VALIC Company I Blue Chip Growth Fund
          .    VALIC Company I Health Sciences Fund
          .    VALIC Company I Income & Growth Fund
          .    VALIC Company I International Equities Fund
          .    VALIC Company I Mid Cap Index Fund
          .    VALIC Company I Money Market Fund
          .    VALIC Company I Stock Index Fund

2. On page 9 of the Prospectus, under The Series' Annual Expenses, add the following information describing the three additional VALIC Company I series:

The Series' Annual Expenses (as a percentage of average daily Variable Account value)

                                        Management   Other
                                        Fees         Expenses   Annual Expenses
                                        ----------   --------   ---------------
VALIC Company I Blue Chip Growth Fund      0.80%       0.44%       1.24%
VALIC Company I Health Sciences Fund       1.00%       0.24%       1.24%
VALIC Company I Income & Growth Fund       0.77%       0.16%       0.93%

3. On page 10 of the Prospectus, under Example, add the following series to the chart shown:

Example Whether or not you surrender or annuitize at the end of the applicable time period, the following expenses would apply to a $1,000 investment if you assume a 5% annual return on assets:

If all amounts are allocated
to a Division that invests in
one of the following Series:            1 year    3 years    5 years    10 years
-------------------------------------   -------   --------   --------   --------
VALIC Company I Blue Chip Growth Fund   $ 16.68   $  51.73   $  89.17   $ 194.36
VALIC Company I Health Sciences Fund    $ 16.68   $  51.73   $  89.17   $ 194.36
VALIC Company I Income & Growth Fund    $ 13.54   $  42.14   $  72.87   $ 160.13

4. On page 14 of the Prospectus, under SEPARATE ACCOUNT D, delete the first paragraph and replace it with the following:

          AGL established Separate Account D on November 19, 1973. The Separate Account has 85 Divisions, 11 of which are available under the Contracts offered by this Prospectus. Four of these 11 Divisions and the remaining 74 Divisions are offered under other AGL Contracts. Effective November 30, 2003, the Navellier Growth Fund was no longer available to receive any new Purchase Payments or transfers to it. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the 1940 Act.

5. On page 15 of the Prospectus, under THE SERIES, delete the first paragraph and replace it with the following:

          The Separate Account has 85 Divisions funding the variable benefits under the Contracts. These Divisions invest in shares of one or more series of Evergreen Variable Annuity Trust, Levco Series Trust, Navellier Variable Insurance Series Fund, Inc., Royce Capital Fund, and VALIC Company I (collectively, the "Underlying Funds").

6. On page 16 of the Prospectus, add the following information describing the three additional VALIC Company I series and add the following information to the chart shown:

--------------------------------------------------------------------------------
INVESTMENT COMPANY                     SERIES                    ADVISER/MANAGER
--------------------------------------------------------------------------------
VALIC Company I        VALIC Company I Blue Chip Growth Fund     VALIC
                       VALIC Company I Health Sciences Fund      VALIC
                       VALIC Company I Income & Growth Fund      VALIC
--------------------------------------------------------------------------------

7. On page 17 of the Prospectus, add the following information to the chart shown:

--------------------------------------------------------------------------------
SERIES                                          INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
VALIC Company I Blue Chip Growth Fund      Seeks long-term capital growth.
                                           Income is a secondary objective.
--------------------------------------------------------------------------------
VALIC Company I Health Sciences Fund       Seeks long-term capital growth.
--------------------------------------------------------------------------------
VALIC Company I Income & Growth Fund       Seeks capital growth by investing in
                                           common stocks. Income is a secondary
                                           objective.
--------------------------------------------------------------------------------

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT D
                               SELECT RESERVE/SM/
    FLEXIBLE PAYMENT VARIABLE AND FIXED INDIVIDUAL DEFERRED ANNUITY
                                    CONTRACTS
                        SUPPLEMENT DATED JANUARY 2, 2004
                                       TO
                       STATEMENT OF ADDITIONAL INFORMATION
      DATED MAY 1, 2001 AS SUPPLEMENTED NOVEMBER 8, 2002, JUNE 6, 2003 AND
                                NOVEMBER 5, 2003

Effective December 19, 2003, American General Life Insurance Company is amending the Statement of Additional Information ("SAI") for the sole purpose of changing the investment options available under the Contracts, due to the addition of three VALIC Company I series. The additional series are available as investment options beginning February 2, 2004. The change described in item 1, below, is effective beginning February 2, 2004.

1. On page 12 of the SAI, delete the first paragraph under FINANCIAL STATEMENTS, and replace it with the following:

          Separate Account D has 85 Divisions. Eleven Divisions (the "Select Reserve Divisions") are available under the Contracts that are the subject of this Statement. The December 31, 2002 financial statements for Separate Account D which are included in this Statement relate to the 11 Select Reserve Divisions that were available under the Contracts as of December 31, 2002 as well as to other AGL contracts available through Separate Account D.

2. On page 12 of the SAI, delete the entire FINANCIAL STATEMENTS and replace it with the following:

          FINANCIAL STATEMENTS

          In 2002, due to AIG's acquisition of AGL and its affiliated companies, AGL changed its independent auditor from Ernst & Young LLP ("E&Y") located at 1401 McKinney Street, Suite 1200, 5 Houston Center, Houston, Texas 77010 to PricewaterhouseCoopers LLP ("PWC") located at 1201 Louisiana Street, Suite 2900, Houston, Texas 77002-5678. AIG has been using PWC as its corporate-wide auditing firm.

          Separate Account Financial Statements

          The statement of net assets as of December 31, 2002 and the related statements of operations and statements of changes in net assets for the year then ended of the Separate Account, appearing herein, have been audited by PWC, independent auditors, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein.

          The statement of changes in net assets for the year ended December 31, 2001 of the Separate Account, appearing herein, have been audited by E&Y, independent auditors, to the extent indicated in their report thereon also appearing herein and in the Registration Statement or incorporated by reference. Such financial statements have been included herein in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

          AGL Financial Statements

          The consolidated balance sheet of AGL as of December 31, 2002 and the related statements of operations, shareholder's equity, comprehensive income and cash flows for the year then ended, appearing herein, have been audited by PWC, independent auditors, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein.

          The restated consolidated balance sheet of AGL at December 31, 2001 and the restated related statements of operations, shareholder's equity, comprehensive income and cash flows for the year then ended, appearing herein, have been audited by E&Y, independent auditors, to the extent indicated in their report thereon also appearing elsewhere herein and in the Registration Statement or incorporated by reference. Such restated consolidated financial statements have been included herein in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

          The consolidated balance sheet of AGL at December 31, 2001 and 2000 and the related statements of operations, shareholder's equity, comprehensive income and cash flows for each of the three years in the period ended December 31, 2001, appearing herein, have been audited by E&Y, independent auditors, as set forth in their report thereon appearing elsewhere herein, and are included in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

          Other Financial Statements

          The following financial statements are also provided in this SAI in connection with the merger of All American Life Insurance Company ("AAL"), The American Franklin Life Insurance Company ("American Franklin"), The Franklin Life Insurance Company ("FL") and AGL on December 31, 2002. These financial statements will not appear in future filings.

          The balance sheet of American Franklin and the consolidated balance sheet of FL at December 31, 2001 and 2000 and the related statements of operations, shareholder's equity, comprehensive income and cash flows for each of the three years in the period ended December 31, 2001, and the statutory-basis balance sheet of AAL at December 31, 2001 and 2000, and the related statutory-basis statements of income, changes in capital and surplus and cash flow for the years then ended appearing elsewhere herein, have been audited by E&Y, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

2. On page 13 of the SAI, delete the entire section titled INDEX TO FINANCIAL STATEMENTS and replace it with the following:

                          INDEX TO FINANCIAL STATEMENTS
                                                                        Page No.
                                                                        --------

I.   Financial Statements of Separate Account D
     ------------------------------------------

     Report of PricewaterhouseCoopers LLP, Independent Accountants........  D-1
     Report of Ernst & Young, LLP, Independent Auditors...................  D-2
     Statement of Net Assets for the year ended December 31, 2002.........  D-3
     Statement of Operations for the year ended December 31, 2002.........  D-3
     Statement of Changes in Net Assets for the year ended
      December 31, 2002 and 2001..........................................  D-3
     Notes to Financial Statements........................................  D-40

II.  AGL 2002 Consolidated Financial Statements
     ------------------------------------------

     You should consider the financial statements of AGL that we include in this Statement primarily as bearing on the ability of AGL to meet its obligation under the Contracts.
     Report of Independent Accountants....................................  F-1
     Report of Independent Auditors.......................................  F-2
     Consolidated Balance Sheets as of December 31, 2002
      and 2001-Restated...................................................  F-3
     Consolidated Statements of Income for the years ended
      December 31, 2002 and 2001-Restated.................................  F-5
     Consolidated Statements of Shareholder's Equity for the years ended December 31, 2002 and 2001-Restated...........................  F-6
     Consolidated Statements of Comprehensive Income for the years ended December 31, 2002 and 2001-Restated...........................  F-7
     Consolidated Statements of Cash Flows for the years ended
      December 31, 2002 and 2001-Restated.................................  F-8
     Notes to Consolidated Financial Statements...........................  F-9

III. AGL 2001 Consolidated Financial Statements
     ------------------------------------------

     You should consider the financial statements of AGL
      that we include in this Statement primarily as bearing on the ability of AGL to meet its obligation under the Contracts.
     Report of Ernst & Young LLP Independent Auditors.....................  F-1
     Consolidated Balance Sheets as of
      December 31, 2001 and 2000..........................................  F-2
     Consolidated Statements of Income for the years ended
      December 31, 2001, 2000 and 1999....................................  F-4
     Consolidated Statements of Shareholder's Equity for the
      years ended December 31, 2001, 2000 and 1999........................  F-5
     Consolidated Statements of Comprehensive Income for the
      years ended December 31, 2001, 2000 and 1999........................  F-6
     Consolidated Statements of Cash Flows for the years ended
      December 31, 2001, 2000 and 1999....................................  F-7
     Notes to Consolidated Financial Statements...........................  F-8

IV.  AAL Statutory-Basis Financial Statements
     ----------------------------------------

     These Financial Statements are included in this Statement
     because of the merger of AAL, American Franklin and FL
     into AGL on December 31, 2002. They will not appear in future filings.
     Report of Independent Auditors.......................................  1
     Balance Sheet - Statutory-Basis for the years
      ended December 31, 2001 and 2000....................................  2
     Statements of Income - Statutory-Basis for the years
      ended December 31, 2001 and 2000....................................  4
     Statements of Changes in Capital and Surplus - Statutory-Basis.......  5
     Statements of Cash Flows - Statutory-Basis for the
      years ended December 31, 2001 and 2000..............................  6
     Notes to Statutory-Basis Financial Statements........................  7

V.   American Franklin Financial Statements
     --------------------------------------

     These Financial Statements are included in this Statement because of the merger of AAL, American Franklin and FL into AGL on December 31,
     2002. They will not appear in future filings.
     Report of Independent Auditors.......................................  F-1
     Statement of Income for the years ended
      December 31, 2001, 2000 and 1999....................................  F-2
     Balance Sheet, December 31, 2001 and 2000............................  F-3
     Statement of Shareholder's Equity for the years ended
      December 31, 2001, 2000 and 1999....................................  F-4
     Statement of Comprehensive Income for the years ended
      December 31, 2001, 2000, 1999.......................................  F-4
     Statement and Cash Flows for the years ended
      December 31, 2001, 2000, 1999.......................................  F-5
     Notes to Financial Statements........................................  F-6

VI.  FL Financial Statements
     -----------------------

     These Financial Statements are included in this Statement because of the merger of AAL, American Franklin and FL into AGL on December 31, 2002. They will not appear in future filings.
     Report of Independent Auditors.......................................  1
     Consolidated Statement of Income for the years ended
      December 31, 2001, 2000 and 1999....................................  2
     Consolidated Balance Sheet, December 31, 2001 and 2000...............  3
     Consolidated Statement of Shareholder's Equity for the
      years ended December 31, 2001, 2000 and 1999........................  4
     Consolidated Statement of Comprehensive Income  for the
      years ended December 31, 2001, 2000 and 1999........................  4
     Consolidated Statement of Cash Flows for the years ended
      December 31, 2001, 2000 and 1999....................................  5
     Notes to Consolidated Financial Statements...........................  6

                    American General Life Insurance Company

                               Separate Account D

                                 Annual Report

                               December 31, 2002

[LOGO PRICEWATERHOUSECOOPERS]
                           PricewaterhouseCoopers LLP
                                   Suite 2900
                               1201 Louisiana St.
                             Houston Tx 77002-5678
                            Telephone (713) 356-4000

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of American General Life Insurance Company and Contract Owners of American General Life Insurance Company Separate Account D

In our opinion, the accompanying statements of net assets and the related statements of operations and statements of changes in net assets present fairly, in all material respects, the financial position of each of the Divisions listed in Note A of American General Life Insurance Company Separate Account D at December 31, 2002, the results of each of their operations and changes in net assets for the year then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities by correspondence with the custodian, provides a reasonable basis for our opinion.



/s/ PRICEWATERHOUSECOOPERS LLP
------------------------------

Houston, Texas
April 8, 2003

[LOGO ERNST & YOUNG]
                               Ernst & Young LLP
                                5 Houston Center
                                   Suite 1200
                              1401 McKinney Street
                           Houston, Texas 77010-2007
                             Phone: (713) 750-1500
                              Fax: (713) 750-1501
                                   www.ey.com

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of American General Life Insurance Company And Contract Owners of American General Life Insurance Company Separate Account D

We have audited the accompanying statement of changes in net assets of American General Life Insurance Company Separate Account D (comprised of the Funds listed in Note A) for the period ended December 31, 2001. The financial statement is the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in all material respects, the change in net assets for the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.

                              /s/ ERNST & YOUNG LLP
                              ---------------------




March 7, 2002



                   A Member Practice of Ernst & Young Global

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

SUMMARY OF FINANCIAL STATEMENTS

                                                                      All Divisions
                                                                     ---------------
STATEMENT OF NET ASSETS
December 31, 2002

ASSETS:

      Investment securities - at market (cost $1,534,455,647)        $ 1,165,826,885
      Due from American General Life Insurance Company                        27,153
                                                                     ---------------

          NET ASSETS                                                 $ 1,165,854,038
                                                                     ===============

NET ASSETS ATTRIBUTABLE TO:
      Contract owners - reserves for redeemable annuity contracts    $ 1,165,854,038
                                                                     ===============

STATEMENT OF OPERATIONS
Year Ended December 31, 2002

INVESTMENT INCOME:
      Dividends from mutual funds                                    $    31,030,323

EXPENSES:
      Mortality and expense risk and administrative fees                  18,855,894
                                                                     ---------------
          NET INVESTMENT INCOME                                           12,174,429
                                                                     ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized loss on investments                                  (120,486,672)
      Capital gain distributions from mutual funds                         2,520,528
      Net unrealized depreciation of investments                        (139,544,440)
                                                                     ---------------
          NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS               (257,510,584)
                                                                     ---------------

          DECREASE IN NET ASSETS RESULTING FROM OPERATIONS           $  (245,336,155)
                                                                     ===============


STATEMENTS OF CHANGES IN NET ASSETS
                                                                                All Divisions
                                                                     ---------------------------------------
Year Ended                                                                   2002               2001
                                                                     ---------------------------------------

OPERATIONS:

      Net investment income (loss)                                   $    12,174,429    $         13,893,024
      Net realized gain (loss) on investments                           (120,486,672)            (11,568,461)
      Capital gain distributions from mutual funds                         2,520,528              62,439,653
      Net unrealized depreciation of investments                        (139,544,440)           (211,869,224)
                                                                     ---------------    --------------------
          Decrease in net assets resulting from operations              (245,336,155)           (147,105,008)
                                                                     ---------------    --------------------

PRINCIPAL TRANSACTIONS:
      Contract purchase payments                                          12,412,539              87,563,990
      Transfers from (to) other Divisions or fixed rate option            14,545,599             237,190,436
      Mortality reserve transfers                                             30,760                 (57,332)
      Terminations and withdrawals                                      (261,189,992)           (263,879,593)
                                                                     ---------------    --------------------
          Increase (Decrease) in net assets resulting
           from principal transactions                                  (234,201,094)             60,817,501
                                                                     ---------------    --------------------
      TOTAL DECREASE IN NET ASSETS                                      (479,537,249)            (86,287,507)

NET ASSETS:
      Beginning of year                                                1,645,391,287           1,731,678,794
                                                                     ---------------    --------------------
      End of year                                                    $ 1,165,854,038    $      1,645,391,287
                                                                     ===============    ====================


See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                                                                              DIVISIONS
                                                                        -----------------------------------------------------
                                                                            AIM V.I.           AIM V.I.
                                                                         International      Premier Equity       American
                                                                         Growth Fund -      Fund - Class          Century
                                                                        Class I Shares         I Shares        VP Value Fund
                                                                        -----------------------------------------------------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
      Investment securities - at market                                 $     2,212,945    $     8,046,519    $     2,107,825
      Due from (to) American General Life Insurance Company                        (867)               522                944
                                                                        ---------------    ---------------    ---------------

          NET ASSETS                                                    $     2,212,078    $     8,047,041    $     2,108,769
                                                                        ===============    ===============    ===============

NET ASSETS ATTRIBUTABLE TO:
      Contract owners - reserves for redeemable annuity contracts       $     2,212,078    $     8,047,041    $     2,108,769
                                                                        ===============    ===============    ===============

STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

INVESTMENT INCOME:
      Dividends from mutual funds                                       $        14,454    $        32,540    $        99,503

EXPENSES:
      Mortality and expense risk and administrative fees                         36,381            132,735             29,281
                                                                        ---------------    ---------------    ---------------
          NET INVESTMENT INCOME (LOSS)                                          (21,927)          (100,195)            70,222
                                                                        ---------------    ---------------    ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain (loss) on investments                                  (454,421)        (1,665,203)           (81,214)
      Capital gain distributions from mutual funds                                    -                  -              5,010
      Net unrealized appreciation (depreciation) of investments                   3,735         (2,246,178)          (364,091)
                                                                        ---------------    ---------------    ---------------
          NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS               (450,686)        (3,911,381)          (440,295)
                                                                        ---------------    ---------------    ---------------

          INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS   $      (472,613)   $    (4,011,576)   $      (370,073)
                                                                        ===============    ===============    ===============

(1) Since inception in November 2002.

    See accompanying notes.


                                                        DIVISIONS
------------------------------------------------------------------------------------------------------------------------------------
                                                             The Dreyfus
                                                               Socially       Dreyfus VIF                        Evergreen Offit VA
                      Credit Suisse     Dreyfus IP MidCap    Responsible      Quality Bond     Dreyfus VIF Small  Emerging Markets
                    Small Cap Growth    Stock Portfolio -  Growth Fund, Inc.   Portfolio -       Cap Portfolio -     Bond Fund -
Ayco Growth Fund        Portfolio        Initial shares    - Initial shares  Initial shares      Initial shares     Class 1 (1)
------------------------------------------------------------------------------------------------------------------------------------




$         184,771   $         247,596   $         714,196    $   3,220,014    $   8,696,846   $       4,434,389       $   4,869,211
               17                 195                 657              119              333                 (98)                587
-----------------   -----------------   -----------------    -------------  ---------------   -----------------       --------------

$         184,788   $         247,791   $         714,853    $   3,220,133    $   8,697,179   $       4,434,291       $   4,869,798
=================   =================   =================    =============  ===============   =================       ==============


$         184,788   $         247,791   $         714,853    $   3,220,133    $   8,697,179   $       4,434,291       $   4,869,798
=================   =================   =================    =============  ===============   =================       ==============





$             665   $               -   $           2,137    $       8,689    $     419,192   $           2,412       $      36,452


            2,380               2,990              10,037           61,433          111,482              70,690              (5,548)
-----------------   -----------------   -----------------    -------------  ---------------   -----------------       --------------
           (1,715)             (2,990)             (7,900)         (52,744)         307,710             (68,278)             42,000
-----------------   -----------------   -----------------    -------------  ---------------   -----------------       --------------


          (27,707)            (25,077)            (30,081)        (941,756)          47,147          (1,466,399)             17,993
                -                   -                   -                -                -                   -                 -
          (42,186)            (64,892)           (104,479)        (605,718)         157,968             257,329             157,261
-----------------   -----------------   -----------------    -------------  ---------------   -----------------       --------------
          (69,893)            (89,969)           (134,560)      (1,547,474)         205,115          (1,209,070)            175,254
-----------------   -----------------   -----------------    -------------  ---------------   -----------------       --------------

$         (71,608)  $         (92,959)  $        (142,460)   $  (1,600,218)   $     512,825   $      (1,277,348)      $     217,254
=================   =================   =================    =============  ===============   =================       ==============


AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                                                                               DIVISIONS
                                                                       -----------------------------------------------------------
                                                                                                                Fidelity VIP Asset
                                                                         Evergreen VA         Evergreen VA       Asset Manager
                                                                       High Income Fund    Strategic Income        Portfolio -
                                                                         - Class 1(1)      Fund - Class 1(1)    Service Class 2
                                                                       -----------------------------------------------------------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
      Investment securities - at market                                $      7,483,260    $           8,821    $          948,672
      Due from (to) American General Life Insurance Company                        (442)              (1,196)                 (103)
                                                                       ----------------    -----------------    ------------------

          NET ASSETS                                                   $      7,482,818    $           7,625    $          948,569
                                                                       ================    =================    ==================

NET ASSETS ATTRIBUTABLE TO:
      Contract owners - reserves for redeemable annuity contracts      $      7,482,818    $           7,625    $          948,569
                                                                       ================    =================    ==================

STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

INVESTMENT INCOME:
      Dividends from mutual funds                                      $        198,245    $             402    $           20,947

EXPENSES:
      Mortality and expense risk and administrative fees                          4,539                  104                11,362
                                                                       ----------------    -----------------    ------------------
          NET INVESTMENT INCOME (LOSS)                                          193,706                  298                 9,585
                                                                       ----------------    -----------------    ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain (loss) on investments                                     5,616                    -               (36,505)
      Capital gain distributions from mutual funds                                    -                    -                     -
      Net unrealized appreciation (depreciation) of investments                 (79,952)                (160)              (74,627)
                                                                       ----------------    -----------------    ------------------
          NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                (74,336)                (160)             (111,132)
                                                                       ----------------    -----------------    ------------------

          INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $        119,370    $             138    $         (101,547)
                                                                       ================    =================    ==================

(1) Since inception in November 2002.

    See accompanying notes.
                                       D-6


                                                         DIVISIONS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Franklin
  Fidelity VIP         Fidelity VIP         Fidelity VIP                                                               Templeton -
   Contrafund         Equity- Income           Growth         Fidelity VIP          Fidelity VIP     Fidelity VIP   Templeton Global
   Portfolio -          Portfolio -          Portfolio -          Asset               Overseas          Index       Asset Allocation
Service Class 2       Service Class 2      Service Class 2  Manager Portfolio        Portfolio      500 Portfolio    Fund - Class 2
------------------------------------------------------------------------------------------------------------------------------------

$      2,102,467    $       3,202,647    $       2,184,395  $         122,213    $      66,614      $     64,009       $  1,650,122
             (17)                 724                  105               (360)            (228)              (54)              (242)
----------------    -----------------    -----------------  -----------------    -------------      ------------       -------------

$      2,102,450    $       3,203,371    $       2,184,500  $         121,853    $      66,386      $     63,955       $  1,649,880
================    =================    =================  =================    =============      ============       =============


$      2,102,450    $       3,203,371    $       2,184,500  $         121,853    $      66,386      $     63,955       $  1,649,880
================    =================    =================  =================    =============      ============       =============






$         11,427    $          54,598    $           5,204  $           4,931    $         712      $        975       $     33,846


          26,971               44,434               46,116              2,061            1,214             1,350             25,774
----------------    -----------------    -----------------  -----------------    -------------      ------------       -------------
         (15,544)              10,164              (40,912)             2,870             (502)             (375)             8,072
----------------    -----------------    -----------------  -----------------    -------------      ------------       -------------


         (60,294)            (119,606)            (692,527)           (14,788)          (6,199)            9,366           (107,932)
               -               67,878                    -                  -                -                 -                  -
        (191,077)            (629,440)            (557,124)            (2,009)         (13,078)          (30,477)           (10,946)
----------------    -----------------    -----------------  -----------------    -------------      ------------       -------------
        (251,371)            (681,168)          (1,249,651)           (16,797)         (19,277)          (21,111)          (118,878)
----------------    -----------------    -----------------  -----------------    -------------      ------------       -------------

$       (266,915)   $        (671,004)   $      (1,290,563) $         (13,927)   $     (19,779)     $    (21,486)      $   (110,806)
================    =================    =================  =================    =============      ============       =============


AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                                                                                DIVISIONS
                                                                       -----------------------------------------------------------
                                                                                               Janus Aspen         Janus Aspen
                                                                                            Series Aggressive         Series
                                                                                                 Growth            International
                                                                         JPMorgan Small        Portfolio -       Growth Portfolio
                                                                       Company Portfolio      Service Shares     - Service Shares
                                                                       -----------------------------------------------------------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
      Investment securities - at market                                $         194,487    $         689,312    $         243,625
      Due from (to) American General Life Insurance Company                         (102)                (353)                (103)
                                                                       -----------------    -----------------    -----------------

          NET ASSETS                                                   $         194,385    $         688,959    $         243,522
                                                                       =================    =================    =================

NET ASSETS ATTRIBUTABLE TO:
      Contract owners - reserves for redeemable annuity contracts      $         194,385    $         688,959    $         243,522
                                                                       =================    =================    =================

STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

INVESTMENT INCOME:
      Dividends from mutual funds                                      $             300    $               -    $           1,777

EXPENSES:
      Mortality and expense risk and administrative fees                           1,594                9,490                3,986
                                                                       -----------------    -----------------    -----------------
          NET INVESTMENT INCOME (LOSS)                                            (1,294)              (9,490)              (2,209)
                                                                       -----------------    -----------------    -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain (loss) on investments                                       (894)            (106,603)             (45,658)
      Capital gain distributions from mutual funds                                     -                    -                    -
      Net unrealized appreciation (depreciation) of investments                  (46,084)            (158,560)             (40,952)
                                                                       -----------------    -----------------    -----------------
          NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                 (46,978)            (265,163)             (86,610)
                                                                       -----------------    -----------------    -----------------

          INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $         (48,272)   $        (274,653)   $         (88,819)
                                                                       =================    =================    =================

See accompanying notes.

                                                                DIVISIONS
------------------------------------------------------------------------------------------------------------------------------------
   Janus Aspen
 Series Worldwide                         Mercury HW Large    Mercury Low         MFS Capital
Growth Portfolio       LEVCO Equity         Cap Value VIP    Duration VIP        Opportunities     MFS Emerging        MFS New
-  Service Shares       Value Fund            Portfolio        Portfolio            Series         Growth Series   Discovery Series
------------------------------------------------------------------------------------------------------------------------------------




$         843,559    $         147,353      $          -   $          -   $       1,458,179    $       5,161,267   $        698,944
              119                  (22)                -              -                   -                  182                196
-----------------    -----------------      ------------   ------------   -----------------    -----------------   -----------------

$         843,678    $         147,331      $          -   $          -   $       1,458,179    $       5,161,449   $        699,140
=================    =================      ============   ============   =================    =================   =================


$         843,678    $         147,331      $          -   $          -   $       1,458,179    $       5,161,449   $        699,140
=================    =================      ============   ============   =================    =================   =================





$           5,664    $             259      $          -   $          -   $             855    $               -   $              -


           12,162                  972                 -              -              21,572               88,528             10,923
-----------------    -----------------      ------------   ------------   -----------------    -----------------   -----------------
           (6,498)                (713)                -              -             (20,717)             (88,528)           (10,923)
-----------------    -----------------      ------------   ------------   -----------------    -----------------   -----------------


          (49,010)             (37,558)                -              -            (181,605)          (3,038,802)           (53,684)
                -                    -                 -              -                   -                    -                 -
         (243,709)             (42,884)                -              -            (425,214)             (37,980)          (258,190)
-----------------    -----------------      ------------   ------------   -----------------    -----------------   -----------------
         (292,719)             (80,442)                -              -            (606,819)          (3,076,782)          (311,874)
-----------------    -----------------      ------------   ------------   -----------------    -----------------   -----------------

$        (299,217)   $         (81,155)     $          -   $          -   $        (627,536)   $      (3,165,310)  $       (322,797)
=================    =================      ============   ============   =================    =================   =================


AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                                                                                DIVISIONS
                                                                       -----------------------------------------------------------
                                                                                             Neuberger Berman    Neuberger Berman
                                                                       Navellier Growth        AMT Balanced         AMT Partners
                                                                           Portfolio             Portfolio            Portfolio
                                                                       -----------------------------------------------------------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
      Investment securities - at market                                $       2,173,214    $           8,502    $          30,673
      Due from (to) American General Life Insurance Company                          (82)                 278                 (160)
                                                                       -----------------    -----------------    -----------------

          NET ASSETS                                                   $       2,173,132    $           8,780    $          30,513
                                                                       =================    =================    =================

NET ASSETS ATTRIBUTABLE TO:
      Contract owners - reserves for redeemable annuity contracts      $       2,173,132    $           8,780    $          30,513
                                                                       =================    =================    =================

STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

INVESTMENT INCOME:
      Dividends from mutual funds                                      $           4,998    $             234    $             253

EXPENSES:
      Mortality and expense risk and administrative fees                          11,195                  208                  602
                                                                       -----------------    -----------------    -----------------
          NET INVESTMENT INCOME (LOSS)                                            (6,197)                  26                 (349)
                                                                       -----------------    -----------------    -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain (loss) on investments                                 (1,065,378)                   -               (5,964)
      Capital gain distributions from mutual funds                                     -                    -                    -
      Net unrealized appreciation (depreciation) of investments                  530,626               (1,994)              (5,777)
                                                                       -----------------    -----------------    -----------------
          NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                (534,752)              (1,994)             (11,741)
                                                                       -----------------    -----------------    -----------------

          INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $        (540,949)   $          (1,968)   $         (12,090)
                                                                       =================    =================    =================

See accompanying notes.
                                      D-10


                                                          DIVISIONS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PIMCO Real     PIMCO Short-
Neuberger Berman         OFFIT VIF                                              OFFIT VIF U.S.    Return Portfolio   Term Portfolio
   AMT Mid-Cap        Emerging Markets     OFFIT VIF High   OFFIT VIF Total      Government       Administrative     Administrative
 Growth Portfolio        Bond Fund           Yield Fund       Return Fund      Securities Fund        Class              Class
------------------------------------------------------------------------------------------------------------------------------------




$         394,237    $               -    $             -   $            -    $             -    $       5,201,250    $   1,898,078
             (194)                   -                  -                -                  -                  192             (290
-----------------    -----------------    ---------------   --------------    ---------------    -----------------    -------------

$         394,043    $               -    $             -   $            -    $             -    $       5,201,442    $   1,897,788
=================    =================    ===============   ==============    ===============    =================    =============


$         394,043    $               -    $             -   $            -    $             -    $       5,201,442    $   1,897,788
=================    =================    ===============   ==============    ===============    =================    =============





$               -    $         453,520    $     1,051,702   $          813    $        43,001    $         186,837    $      40,944


            3,506              (16,690)            54,311              (17)            17,308               53,769           19,161
-----------------    -----------------    ---------------   --------------    ---------------    -----------------    -------------
           (3,506)             470,210            997,391              830             25,693              133,068           21,783
-----------------    -----------------    ---------------   --------------    ---------------    -----------------    -------------


          (64,324)          (1,175,905)        (5,589,705)           (632)         1,097,352               43,545               317
                -                    -                  -               -              1,629                2,841             1,016
          (72,988)             173,677          4,510,953             307           (928,151)             435,361             5,245
-----------------    -----------------    ---------------   --------------    ---------------    -----------------    -------------
         (137,312)          (1,002,228)        (1,078,752)            (325)           170,830              481,747            6,578
-----------------    -----------------    ---------------   --------------    ---------------    -----------------    -------------

$        (140,818)   $        (532,018)   $       (81,361)  $          505    $       196,523    $         614,815    $      28,361
=================    =================    ===============   ==============    ===============    =================    =============


AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                                                                               DIVISIONS
                                                                       -----------------------------------------------------------
                                                                                               Putnam VT
                                                                          Putnam VT           International
                                                                          Growth and           Growth and
                                                                         Income Fund -         Income Fund -      Royce Small Cap
                                                                           Class IB             Class IB             Portfolio
                                                                       -----------------------------------------------------------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
      Investment securities - at market                                $       2,212,099    $         394,029    $         484,194
      Due from (to) American General Life Insurance Company                           46                  (69)                 966
                                                                       -----------------    -----------------    -----------------

          NET ASSETS                                                   $       2,212,145    $         393,960    $         485,160
                                                                       =================    =================    =================

NET ASSETS ATTRIBUTABLE TO:
      Contract owners - reserves for redeemable annuity contracts      $       2,212,145    $         393,960    $         485,160
                                                                       =================    =================    =================

STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

INVESTMENT INCOME:
      Dividends from mutual funds                                      $          47,423    $           1,797    $               -

EXPENSES:
      Mortality and expense risk and administrative fees                          32,877                5,045                2,915
                                                                       -----------------    -----------------    -----------------
          NET INVESTMENT INCOME (LOSS)                                            14,546               (3,248)              (2,915)
                                                                       -----------------    -----------------    -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain (loss) on investments                                   (212,986)             (24,306)             (28,799)
      Capital gain distributions from mutual funds                                     -                    -                2,562
      Net unrealized appreciation (depreciation) of investments                 (430,599)             (39,669)             (47,571)
                                                                       -----------------    -----------------    -----------------
          NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                (643,585)             (63,975)             (73,808)
                                                                       -----------------    -----------------    -----------------

          INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $        (629,039)   $         (67,223)   $         (76,723)
                                                                       =================    =================    =================

See accompanying notes.

                                                             DIVISIONS
------------------------------------------------------------------------------------------------------------------------------------
                       SAFECO RST-          UIF Asian        UIF Emerging        UIF Equity        UIF Core Plus
                         Growth         Equity Portfolio-   Markets Equity    Growth Portfolio      Fixed Income   UIF Global Value
   SAFECO RST-        Opportunities          Class I          Portfolio          - Class I           Portfolio     Equity Portfolio-
Equity Portfolio        Portfolio            Shares       - Class I Shares         Shares        - Class I Shares   Class I Shares
------------------------------------------------------------------------------------------------------------------------------------




$       2,131,642    $       2,488,215    $            -  $       1,533,548    $    10,807,868    $    4,003,398    $     5,717,544
                5                   26                 -                 20                429                72                 24
-----------------    -----------------    --------------  -----------------    ---------------    --------------    ---------------

$       2,131,647    $       2,488,241    $            -  $       1,533,568    $    10,808,297    $    4,003,470    $     5,717,568
=================    =================    ==============  =================    ===============    ==============    ===============


$       2,131,647    $       2,488,241    $            -  $       1,533,568    $    10,808,297    $    4,003,470    $     5,717,568
=================    =================    ==============  =================    ===============    ==============    ===============





$          26,925    $               -    $            -  $               -    $        21,634    $      161,096    $        78,046


           35,683               44,093                 -             28,739            201,453            57,488             95,923
-----------------    -----------------    --------------  -----------------    ---------------    --------------    ---------------
           (8,758)             (44,093)                -            (28,739)          (179,819)          103,608            (17,877)
-----------------    -----------------    --------------  -----------------    ---------------    --------------    ---------------


         (225,025)            (364,186)                -           (103,409)        (1,349,114)           36,125           (177,781)
                -               13,725                 -                  -                  -            22,264             65,103
         (635,640)          (1,339,493)                -            (50,509)        (3,680,794)           73,773         (1,191,048)
-----------------    -----------------    --------------  -----------------    ---------------    --------------    ---------------
         (860,665)          (1,689,954)                -           (153,918)        (5,029,908)          132,162         (1,303,726)
-----------------    -----------------    --------------  -----------------    ---------------    --------------    ---------------

$        (869,423)   $      (1,734,047)   $            -  $        (182,657)   $    (5,209,727)   $      235,770    $    (1,321,603)
=================    =================    ==============  =================    ===============    ==============    ===============


AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                                                                                DIVISIONS
                                                                       -----------------------------------------------------------
                                                                       UIF International    UIF Mid Cap Value      UIF U.S. Real
                                                                       Magnum Portfolio-       Portfolio -       Estate Portfolio
                                                                        Class I Shares       Class I Shares      - Class I Shares
                                                                       -----------------------------------------------------------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
      Investment securities - at market                                $       3,649,297    $      11,162,303    $       3,488,000
      Due from (to) American General Life Insurance Company                          140                    -                 (494)
                                                                       -----------------    -----------------    -----------------

          NET ASSETS                                                   $       3,649,437    $      11,162,303    $       3,487,506
                                                                       =================    =================    =================

NET ASSETS ATTRIBUTABLE TO:
      Contract owners - reserves for redeemable annuity contracts      $       3,649,437    $      11,162,303    $       3,487,506
                                                                       =================    =================    =================

STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

INVESTMENT INCOME:
      Dividends from mutual funds                                      $          40,959    $               -    $         120,385

EXPENSES:
      Mortality and expense risk and administrative fees                          66,522              206,183               55,224
                                                                       -----------------    -----------------    -----------------
          NET INVESTMENT INCOME (LOSS)                                           (25,563)            (206,183)              65,161
                                                                       -----------------    -----------------    -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain (loss) on investments                                   (373,767)            (916,957)              98,548
      Capital gain distributions from mutual funds                                     -                    -               72,611
      Net unrealized appreciation (depreciation) of investments                 (534,990)          (4,335,475)            (305,720)
                                                                       -----------------    -----------------    -----------------
          NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                (908,757)          (5,252,432)            (134,561)
                                                                       -----------------    -----------------    -----------------

          INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $        (934,320)   $      (5,458,615)   $         (69,400)
                                                                       =================    =================    =================

See accompanying notes.
                                      D-14

                                                                DIVISIONS
------------------------------------------------------------------------------------------------------------------------------------
    UIF Value        VALIC Company I     VALIC Company I   VALIC Company I      VALIC Company I    VALIC Company I   VALIC Company I
    Portfolio         International       Mid Cap Index     Money Market I    Nasdaq-100 Index        Science &      Small Cap Index
 - Class I Shares     Equities Fund           Fund              Fund               Fund            Technology Fund        Fund
------------------------------------------------------------------------------------------------------------------------------------




$      9,736,256    $       810,244    $       5,419,845  $      17,324,073    $       548,756    $       390,893  $        361,671
              32             (1,068)                  54                581               (668)               618               237
----------------    ---------------    -----------------  -----------------    ---------------    ---------------  ----------------

$      9,736,288    $       809,176    $       5,419,899  $      17,324,654    $       548,088    $       391,511  $        361,908
================    ===============    =================  =================    ===============    ===============  ================


$      9,736,288    $       809,176    $       5,419,899  $      17,324,654    $       548,088    $       391,511  $        361,908
================    ===============    =================  =================    ===============    ===============  ================





$        107,464    $         3,079    $          44,780  $         220,139    $             -    $             -  $          3,492


         163,219             12,020               90,511            231,723              8,285              4,223             4,788
----------------    ---------------    -----------------  -----------------    ---------------    ---------------  ----------------
         (55,755)            (8,941)             (45,731)           (11,584)            (8,285)            (4,223)           (1,296)
----------------    ---------------    -----------------  -----------------    ---------------    ---------------  ----------------


        (316,252)          (232,865)          (1,207,961)                 -           (202,513)           (41,429)          (73,721)
               -                  -              195,684                  -                  -                  -                 -
      (2,779,411)            19,820             (107,506)                 -           (123,580)          (168,969)           (7,516)
----------------    ---------------    -----------------  -----------------    ---------------    ---------------  ----------------
      (3,095,663)          (213,045)          (1,119,783)                 -           (326,093)          (210,398)          (81,237)
----------------    ---------------    -----------------  -----------------    ---------------    ---------------  ----------------

$     (3,151,418)   $      (221,986)   $      (1,165,514) $         (11,584)   $      (334,378)   $      (214,621) $        (82,533)
================    ===============    =================  =================    ===============    ===============  ================


AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                                                                                DIVISIONS
                                                                       -----------------------------------------------------------
                                                                                                                     Van Kampen
                                                                        VALIC Company I       Van Kampen           Corporate Bond
                                                                       Stock Index Fund      Comstock Fund              Fund
                                                                       -----------------------------------------------------------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
      Investment securities - at market                                $       7,942,548    $       5,848,494    $         479,723
      Due from (to) American General Life Insurance Company                         (683)                 (84)                (256)
                                                                       -----------------    -----------------    -----------------

          NET ASSETS                                                   $       7,941,865    $       5,848,410    $         479,467
                                                                       =================    =================    =================

NET ASSETS ATTRIBUTABLE TO:
      Contract owners - reserves for redeemable annuity contracts      $       7,941,865    $       5,848,410    $         479,467
                                                                       =================    =================    =================

STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

INVESTMENT INCOME:
      Dividends from mutual funds                                      $         112,650    $         111,848    $          24,749

EXPENSES:
      Mortality and expense risk and administrative fees                         130,904               49,468                3,010
                                                                       -----------------    -----------------    -----------------
          NET INVESTMENT INCOME (LOSS)                                           (18,254)              62,380               21,739
                                                                       -----------------    -----------------    -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain (loss) on investments                                 (1,201,811)            (233,535)                 (81)
      Capital gain distributions from mutual funds                               205,445               31,647                    -
      Net unrealized appreciation (depreciation) of investments               (1,740,694)          (1,479,255)              (9,740)
                                                                       -----------------    -----------------    -----------------
          NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS              (2,737,060)          (1,681,143)              (9,821)
                                                                       -----------------    -----------------    -----------------

          INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $      (2,755,314)   $      (1,618,763)   $          11,918
                                                                       =================    =================    =================

See accompanying notes.
                                      D-16

                                                              DIVISIONS
------------------------------------------------------------------------------------------------------------------------------------
                      Van Kampen LIT      Van Kampen LIT    Van Kampen LIT     Van Kampen LIT    Van Kampen LIT      Van Kampen LIT
 Van Kampen High     Asset Allocation    Domestic Income    Emerging Growth      Enterprise        Government      Growth and Income
Income Corporate       Portfolio -          Portfolio -       Portfolio -        Portfolio -       Portfolio -        Portfolio -
    Bond Fund        Class I Shares       Class I Shares     Class I Shares    Class I Shares     Class I Shares     Class I Shares
------------------------------------------------------------------------------------------------------------------------------------




$       5,604,331    $             -    $            -  $     18,477,368    $      20,805,956    $    13,948,248  $      45,517,552
              115                  -                 -               709                 (528)              (734)             1,426
-----------------    ---------------    --------------  ----------------    -----------------    ---------------  -----------------

$       5,604,446    $             -    $            -  $     18,478,077    $      20,805,428    $    13,947,514  $      45,518,978
=================    ===============    ==============  ================    =================    ===============  =================


$       5,604,446    $             -    $            -  $     18,478,077    $      20,805,428    $    13,947,514  $      45,518,978
=================    ===============    ==============  ================    =================    ===============  =================





$         696,824    $        33,195    $      558,670  $         97,525    $         133,519    $       262,071  $         455,783


           49,486              4,286            33,916           353,848              360,118            152,603            693,113
-----------------    ---------------    --------------  ----------------    -----------------    ---------------  -----------------
          647,338             28,909           524,754          (256,323)            (226,599)           109,468           (237,330)
-----------------    ---------------    --------------  ----------------    -----------------    ---------------  -----------------


         (512,870)          (180,350)         (628,424)         (734,224)          (3,602,610)           214,153            110,606
                -              2,237                 -                 -                    -                  -                  -
         (823,149)           128,618            52,455        (9,845,851)          (6,211,403)           616,910         (9,407,805)
-----------------    ---------------    --------------  ----------------    -----------------    ---------------  -----------------
       (1,336,019)           (49,495)         (575,969)      (10,580,075)          (9,814,013)           831,063         (9,297,199)
-----------------    ---------------    --------------  ----------------    -----------------    ---------------  -----------------

$        (688,681)   $       (20,586)   $      (51,215) $    (10,836,398)   $     (10,040,612)   $       940,531  $      (9,534,529)
=================    ===============    ==============  ================    =================    ===============  =================


AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                                                                                DIVISIONS
                                                                        ----------------------------------------------------------
                                                                           Van Kampen LIT
                                                                          Strategic Stock                           Washington
                                                                        Portfolio - Class I      Van Kampen         Mutual  VT -
                                                                               Shares           Reserve Fund    Balanced Portfolio
                                                                        ----------------------------------------------------------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:

     Investment securities - at market                                  $                 -    $     485,206    $      257,190,280
     Due from (to) American General Life Insurance Company                                -             (214)                8,920
                                                                        -------------------    -------------    ------------------
          NET ASSETS                                                    $                 -    $     484,992    $      257,199,200
                                                                        ===================    =============    ==================
NET ASSETS ATTRIBUTABLE TO:
     Contract owners - reserves for redeemable annuity contracts        $                 -    $     484,992    $      257,199,200
                                                                        ===================    =============    ==================

STATEMENTS OF OPERATIONS
Year End December 31, 2002

INVESTMENT INCOME:
     Dividends from mutual funds                                        $           283,595    $       7,841    $        6,682,194

EXPENSES:
     Mortality and expense risk and administrative fees                              55,256            5,674             4,230,239
                                                                        -------------------    -------------    ------------------
          NET INVESTMENT INCOME (LOSS)                                              228,339            2,167             2,451,955
                                                                        -------------------    -------------    ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on investments                                        493,474                -            (3,989,136)
     Capital gain distributions from mutual funds                                         -                -                     -
     Net unrealized appreciation (depreciation) of investments                     (255,597)               -           (33,334,451)
                                                                        -------------------    -------------    ------------------
          NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                    237,877                -           (37,323,587)
                                                                        -------------------    -------------    ------------------

          INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS   $           466,216    $       2,167    $      (34,871,632)
                                                                        ===================    =============    ==================

See accompanying notes.

                                             DIVISIONS
------------------------------------------------------------------------------------------------------------
 Washington     Washington                      Washington     Washington
Mutual  VT -    Mutual VT -      Washington      Mutual VT -   Mutual VT -                     Washington
Conservative   Conservative     Mutual VT -      Flexible        Growth &      Washington     Mutual VT -
  Balanced        Growth          Equity          Income       Income Fund     Mutual VT -     West Coast
  Portfolio      Portfolio      Income Fund     Portfolio        Portfolio     Growth Fund    Equity Fund
------------------------------------------------------------------------------------------------------------




$ 12,285,609   $ 191,787,655    $ 17,860,623   $ 66,052,306   $  50,957,165   $  50,761,662   $  17,985,142
          81           6,391            (157)         2,483           1,888           1,869             144
------------   -------------    ------------   -------------  -------------   -------------   -------------
$ 12,285,690   $ 191,794,046    $ 17,860,466   $ 66,054,789   $  50,959,053   $  50,763,531   $  17,985,286
============   =============    ============   =============  =============   =============   =============

$ 12,285,690   $ 191,794,046    $ 17,860,466   $ 66,054,789   $  50,959,053   $  50,763,531   $  17,985,286
============   =============    ============   =============  =============   =============   =============




$     91,761   $   7,973,138    $    460,231   $    382,202   $     505,484    $          -   $     143,060


     179,971       3,442,164         286,520        857,982         953,946         968,213         337,247
------------   -------------    ------------   -------------  -------------   -------------   -------------
     (88,210)      4,530,974         173,711       (475,780)       (448,462)       (968,213)       (194,187)
------------   -------------    ------------   -------------  -------------   -------------   -------------


    (141,400)    (15,669,539)        417,829        289,846      (3,746,351)    (54,254,586)       (276,337)
      18,618         406,398        (119,301)             -               -               -         342,999
    (291,654)    (38,951,727)     (3,759,171)       836,077     (14,330,095)     24,074,829      (6,682,646)
------------   -------------    ------------   -------------  -------------   -------------   -------------
    (414,436)    (54,214,868)     (3,460,643)     1,125,923     (18,076,446)    (30,179,757)     (6,615,984)
------------   -------------    ------------   -------------  -------------   -------------   -------------

$   (502,646)  $ (49,683,894)   $ (3,286,932)  $    650,143   $ (18,524,908)  $ (31,147,970)  $  (6,810,171)
============   =============    ============   =============  =============   =============   =============


AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                                                                          DIVISIONS
                                                                        -----------------------------------------------
                                                                          Washington       Washington      Washington
                                                                         Mutual VT -     Mutual  VT -     Mutual VT -
                                                                        International      Small Cap      Money Market
                                                                        Growth Fund       Stock Fund          Fund
                                                                        -----------------------------------------------
STATEMENTS OF NET ASSETS
December 31, 2002

ASSETS:
     Investment securities - at market                                  $   8,190,099    $  10,247,117    $  29,589,308
     Due from (to) American General Life Insurance Company                       (295)             316            3,282
                                                                        -------------    -------------    -------------
          NET ASSETS                                                    $   8,189,804    $  10,247,433    $  29,592,590
                                                                        =============    =============    =============
NET ASSETS ATTRIBUTABLE TO:
     Contract owners - reserves for redeemable annuity contracts        $   8,189,804    $  10,247,433    $  29,592,590
                                                                        =============    =============    =============
STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

INVESTMENT INCOME:
     Dividends from mutual funds                                        $     124,243    $     497,483    $     432,643

EXPENSES:
     Mortality and expense risk and administrative fees                       147,492          216,565          437,384
                                                                        -------------    -------------    -------------
          NET INVESTMENT INCOME (LOSS)                                        (23,249)         280,918           (4,741)
                                                                        -------------    -------------    -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on investments                               (1,598,842)      (6,641,058)               -
     Capital gain distributions from mutual funds                                   -          900,509                -
     Net unrealized appreciation (depreciation) of investments               (357,808)      (6,585,933)               -
                                                                        -------------    -------------    -------------
          NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS           (1,956,650)     (12,326,482)               -
                                                                        -------------    -------------    -------------

          INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS   $  (1,979,899)   $ (12,045,564)   $      (4,741)
                                                                        =============    =============    =============

     See accompanying notes.

                           DIVISIONS
 ------------------------------------------------------------
                                                  Washington
                                  Washington     Mutual VT -
  Washington      Washington      Mutual VT -        U.S.
 Mutual  VT -    Mutual VT -      Strategic       Government
  Short Term       Mid Cap          Growth        Securities
 Income Fund      Stock Fund      Portfolio          Fund
 ------------------------------------------------------------





 $ 13,084,995    $  6,053,119    $ 58,724,082    $ 50,807,493
         (234)         (1,157)          1,340           1,899
 ------------    ------------    ------------    ------------
 $ 13,084,761    $  6,051,962    $ 58,725,422    $ 50,809,392
 ============    ============    ============    ============

 $ 13,084,761    $  6,051,962    $ 58,725,422    $ 50,809,392
 ============    ============    ============    ============




 $    514,521    $    139,975    $  2,999,713    $  1,410,620


      183,503          90,967       1,068,541         601,899
 ------------    ------------    ------------    ------------
      331,018          49,008       1,931,172         808,721
 ------------    ------------    ------------    ------------

      356,812          98,527      (6,762,803)        876,430
            -          36,634         233,311               -
      (80,401)     (1,047,906)    (15,734,912)      1,268,894
 ------------    ------------    ------------    ------------
      276,411        (912,745)    (22,264,404)      2,145,324
 ------------    ------------    ------------    ------------

 $    607,429    $   (863,737)   $(20,333,232)   $  2,954,045
 ============    ============    ============    ============

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                                                                                     DIVISIONS
                                                                                --------------------------------------------------
                                                                                  AIM V.I.          AIM V.I.
                                                                                International     Premier Equity       American
                                                                                Growth Fund -     Fund - Class I      Century VP
                                                                                Class I Shares        Shares          Value Fund
                                                                                --------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2002

OPERATIONS:
  Net investment income (loss)                                                  $      (21,927)   $     (100,195)   $       70,222
  Net realized gain (loss) on investments                                             (454,421)       (1,665,203)          (81,214)
  Capital gain distributions from mutual funds                                               -                 -             5,010
  Net unrealized appreciation (depreciation) of investments during the period            3,735        (2,246,178)         (364,091)
                                                                                --------------    --------------    --------------
    Increase (decrease) in net assets resulting from operations                       (472,613)       (4,011,576)         (370,073)
                                                                                --------------    --------------    --------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                                            47,223           362,992           371,571
  Transfers from (to) other Divisions or fixed rate option                             (86,295)         (490,738)          941,742
  Mortality reserve transfers                                                                -                 -                 -
  Terminations and withdrawals                                                        (256,722)       (1,086,783)          (77,458)
                                                                                --------------    --------------    --------------
    Increase (decrease) in net assets resulting from principal transactions           (295,794)       (1,214,529)        1,235,855
                                                                                --------------    --------------    --------------
    TOTAL INCREASE (DECREASE) IN NET ASSETS                                           (768,407)       (5,226,105)          865,782

NET ASSETS:
  Beginning of period                                                                2,980,485        13,273,146         1,242,987
                                                                                --------------    --------------    --------------
  End of period                                                                 $    2,212,078    $    8,047,041    $    2,108,769
                                                                                ==============    ==============    ==============

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2001

OPERATIONS:
  Net investment income (loss)                                                  $      (28,302)   $     (166,188)   $       (6,146)
  Net realized gain (loss) on investments                                             (314,473)         (962,403)            1,982
  Capital gain distributions from mutual funds                                          78,865           266,173                 -
  Net unrealized appreciation (depreciation) of investments during the period         (654,984)       (1,386,144)           94,951
                                                                                --------------    --------------    --------------
    Increase (decrease) in net assets resulting from operations                       (918,894)       (2,248,562)           90,787
                                                                                --------------    --------------    --------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                                           247,323         1,698,464           534,807
  Transfers from (to) other Divisions or fixed rate option                             344,896        (1,430,634)          675,157
  Mortality reserve transfers                                                                -                 -                 -
  Terminations and withdrawals                                                        (164,482)         (894,493)          (57,764)
                                                                                --------------    --------------    --------------
    Increase (decrease) in net assets resulting from principal transactions            427,737          (626,663)        1,152,200
                                                                                --------------    --------------    --------------
    TOTAL INCREASE (DECREASE) IN NET ASSETS                                           (491,157)       (2,875,225)        1,242,987

NET ASSETS:
  Beginning of period                                                                3,471,642        16,148,371                 -
                                                                                --------------    --------------    --------------
  End of period                                                                 $    2,980,485    $   13,273,146    $    1,242,987
                                                                                ==============    ==============    ==============

(1) Since inception in November 2002.

     See accompanying notes.

                                            DIVISIONS
-----------------------------------------------------------------------------------------------
                                         The Dreyfus
                            Dreyfus IP     Socially    Dreyfus VIF                Evergreen
               Credit         Midcap      Responsible    Quality    Dreyfus VIF   Offit VA
               Suisse         Stock      Growth Fund,    Bond           Cap       Emerging
              Small Cap    Portfolio -       Inc.      Portfolio -   Portfolio   Markets Bond
 Ayco Growth    Growth       Initial      - Initial      Initial      Initial    Fund - Class
    Fund      Portfolio      shares          shares      shares       shares        1 (1)
-----------------------------------------------------  ----------------------------------------




$   (1,715)  $    (2,990)  $    (7,900)  $   (52,744)  $   307,710  $   (68,278)  $     42,000
   (27,707)      (25,077)      (30,081)     (941,756)       47,147   (1,466,399)        17,993
         -             -             -             -             -            -              -
   (42,186)      (64,892)     (104,479)     (605,718)      157,968      257,329        157,261
----------   -----------   -----------   ------------  -----------  -----------   ------------
   (71,608)      (92,959)     (142,460)   (1,600,218)      512,825   (1,277,348)       217,254
----------   -----------   -----------   ------------  -----------  -----------   ------------

     3,333        21,948        77,875        81,323       277,545      195,024              -
   130,404       118,262       343,269      (503,520)    1,253,320      225,937      5,280,914
         -             -             -             -             -            -              -
   (20,544)       (9,408)      (42,862)     (578,322)     (564,281)    (455,265)      (628,370)
----------   -----------   -----------   ------------  -----------  -----------   ------------
   113,193       130,802       378,282    (1,000,519)      966,584      (34,304)     4,652,544
----------   -----------   -----------   ------------  -----------  -----------   ------------
    41,585        37,843       235,822    (2,600,737)    1,479,409   (1,311,652)     4,869,798


   143,203       209,948       479,031     5,820,870     7,217,770    5,745,943              -
----------   -----------   -----------   ------------  -----------  -----------   ------------
$  184,788   $   247,791   $   714,853   $ 3,220,133   $ 8,697,179  $ 4,434,291   $  4,869,798
==========   ===========   ===========   ============  ===========  ===========   ============





$     (601)  $    (2,438)  $    (2,584)  $   (82,039)  $   281,894  $   (45,829) $           -
       (79)      (20,079)         (821)     (389,814)       16,069     (298,451)             -
       444             -             -             -        49,550      374,637              -
    (7,239)       21,819        11,798    (1,424,587)      (85,799)    (393,146)             -
----------   -----------   -----------   ------------  -----------  -----------   ------------
    (7,475)         (698)        8,393    (1,896,440)      261,714     (362,789)             -
----------   -----------   -----------   ------------  -----------  -----------   ------------

    80,243       123,523       344,917       498,277     1,245,780      879,317              -
    71,881        87,726       154,899      (147,904)    1,773,334      778,396              -
         -             -             -             -             -            -              -
    (1,446)         (603)      (29,178)     (407,214)     (302,680)    (228,401)             -
----------   -----------   -----------   ------------  -----------  -----------   ------------
   150,678       210,646       470,638       (56,841)    2,716,434    1,429,312              -
----------   -----------   -----------   ------------  -----------  -----------   ------------
   143,203       209,948       479,031    (1,953,281)    2,978,148    1,066,523              -


         -             -             -     7,774,151     4,239,622    4,679,420              -
----------   -----------   -----------   ------------  -----------  -----------   ------------
$  143,203   $   209,948   $   479,031   $ 5,820,870   $ 7,217,770  $ 5,745,943  $           -
==========   ===========   ===========   ============  ===========  ===========   ============


AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                                                                                   DIVISIONS
                                                                               ---------------------------------------------------
                                                                                                                    Fidelity VIP
                                                                                                                        Asset
                                                                                Evergreen VA       Evergreen VA        Manager
                                                                                 High Income        Strategic        Portfolio -
                                                                                Fund - Class       Income Fund          Service
                                                                                   1 (1)          - Class 1 (1)         Class 2
                                                                               ---------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2002

OPERATIONS:
  Net investment income (loss)                                                 $       193,706    $          298    $        9,585
  Net realized gain (loss) on investments                                                5,616                 -           (36,505)
  Capital gain distributions from mutual funds                                               -                 -                 -
  Net unrealized appreciation (depreciation) of investments during the period          (79,952)             (160)          (74,627)
                                                                               ---------------    --------------    --------------
    Increase (decrease) in net assets resulting from operations                        119,370               138          (101,547)
                                                                               ---------------    --------------    --------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                                                 -                 -           158,444
  Transfers from (to) other Divisions or fixed rate option                           7,886,061             7,586           493,339
  Mortality reserve transfers                                                                -                 -                 -
  Terminations and withdrawals                                                        (522,613)              (99)          (59,155)
                                                                               ---------------    --------------    --------------
    Increase (decrease) in net assets resulting from principal transactions          7,363,448             7,487           592,628
                                                                               ---------------    --------------    --------------
    TOTAL INCREASE (DECREASE) IN NET ASSETS                                          7,482,818             7,625           491,081

NET ASSETS:
  Beginning of period                                                                        -                 -           457,488
                                                                               ---------------    --------------    --------------
  End of period                                                                $     7,482,818    $        7,625    $      948,569
                                                                               ===============    ==============    ==============

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2001

OPERATIONS:
  Net investment income (loss)                                                 $             -    $            -    $       (1,962)
  Net realized gain (loss) on investments                                                    -                 -              (228)
  Capital gain distributions from mutual funds                                               -                 -                 -
  Net unrealized appreciation (depreciation) of investments during the period                -                 -            10,075
                                                                               ---------------    --------------    --------------
    Increase (decrease) in net assets resulting from operations                              -                 -             7,885
                                                                               ---------------    --------------    --------------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                                                 -                 -           248,498
  Transfers from (to) other Divisions or fixed rate option                                   -                 -           204,332
  Mortality reserve transfers                                                                -                 -                 -
  Terminations and withdrawals                                                               -                 -            (3,227)
                                                                               ---------------    --------------    --------------
    Increase (decrease) in net assets resulting from principal transactions                  -                 -           449,603
                                                                               ---------------    --------------    --------------
    TOTAL INCREASE (DECREASE) IN NET ASSETS                                                  -                 -           457,488

NET ASSETS:
  Beginning of period                                                                        -                 -                 -
                                                                               ---------------    --------------    --------------
  End of period                                                                $             -    $            -    $      457,488
                                                                               ===============    ==============    ==============

(1) Since inception in November 2002.

     See accompanying notes.


                                          DIVISIONS
------------------------------------------------------------------------------------------------
                                                                                    Franklin
                                                                                   Templeton -
                                             Fidelity                              Templeton
Fidelity VIP  Fidelity VIP   Fidelity VIP   VIP Asset                                Global
Contrafund   Equity-Income      Growth       Manager    Fidelity      Fidelity        Asset
Portfolio -   Portfolio -    Portfolio -    Portfolio     VIP           VIP        Allocation
 Service        Service        Service      - Service   Overseas      Index 500      Fund -
 Class 2        Class 2        Class 2       Class 2    Portfolio     Portfolio      Class 2
-----------------------------------------------------  -----------------------------------------





$   (15,544)  $     10,164   $    (40,912)  $   2,870  $      (502)  $      (375)  $     8,072
    (60,294)      (119,606)      (692,527)    (14,788)      (6,199)        9,366      (107,932)
          -         67,878              -           -            -             -             -
   (191,077)      (629,440)      (557,124)     (2,009)     (13,078)      (30,477)      (10,946)
-----------   ------------   ------------   ---------  -----------   -----------   -----------
   (266,915)      (671,004)    (1,290,563)    (13,927)     (19,779)      (21,486)     (110,806)
-----------   ------------   ------------   ---------  -----------   -----------   -----------

    346,029        545,974        325,763         660          864         1,180        26,876
    758,372        587,383      1,136,680           -       (7,242)            -       (46,578)
          -              -              -           -            -             -             -
   (123,961)      (210,368)    (1,802,587)   (100,772)      (6,288)     (101,697)     (282,932)
-----------   ------------   ------------   ---------  -----------   -----------   -----------
    980,440        922,989       (340,144)   (100,112)     (12,666)     (100,517)     (302,634)
-----------   ------------   ------------   ---------  -----------   -----------   -----------
    713,525        251,985     (1,630,707)   (114,039)     (32,445)     (122,003)     (413,440)


  1,388,925      2,951,386      3,815,207     235,892       98,831       185,958     2,063,320
-----------   ------------   ------------   ---------  -----------   -----------   -----------
$ 2,102,450   $  3,203,371   $  2,184,500   $ 121,853  $    66,386   $    63,955   $ 1,649,880
===========   ============   ============   =========  ===========   ===========   ===========





$    (7,524)  $    (20,186)  $    (20,112)  $   8,581  $     8,338   $      (375)  $       290
    (12,866)      (146,978)      (194,992)    (11,364)      (3,895)        7,883       (53,225)
      1,550         15,439          8,848       4,706        7,711             -       200,220
      5,310        (32,489)      (140,609)    (19,464)     (45,452)      (20,225)     (399,508)
-----------   ------------   ------------   ---------  -----------   -----------   -----------
    (13,530)      (184,214)      (346,865)    (17,541)     (33,298)      (12,717)     (252,223)
-----------   ------------   ------------   ---------  -----------   -----------   -----------

    802,065      1,658,576      1,019,849           -          816             -       312,209
    595,319      1,615,502      3,238,230     100,000            -       100,000       390,084
          -              -              -           -            -             -             -
    (20,263)      (155,663)      (124,348)   (160,229)     (22,546)      (19,865)     (167,080)
-----------   ------------   ------------   ---------  -----------   -----------   -----------
  1,377,121      3,118,415      4,133,731     (60,229)     (21,730)       80,135       535,213
-----------   ------------   ------------   ---------  -----------   -----------   -----------
  1,363,591      2,934,201      3,786,866     (77,770)     (55,028)       67,418       282,990


     25,334         17,185         28,341     313,662      153,859       118,540     1,780,330
-----------   ------------   ------------   ---------  -----------   -----------   -----------
$ 1,388,925   $  2,951,386   $  3,815,207   $ 235,892  $    98,831   $   185,958   $ 2,063,320
===========   ============   ============   =========  ===========   ===========   ===========


AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                                                                                   DIVISIONS
                                                                                -----------------------------------------------
                                                                                                  Janus Aspen     Janus Aspen
                                                                                                    Series          Series
                                                                                                   Aggressive     International
                                                                                   JPMorgan          Growth          Growth
                                                                                    Small         Portfolio -      Portfolio -
                                                                                   Company          Service          Service
                                                                                  Portfolio         Shares           Shares
                                                                                -----------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2002

OPERATIONS:
  Net investment income (loss)                                                  $      (1,294)   $      (9,490)   $      (2,209)
  Net realized gain (loss) on investments                                                (894)        (106,603)         (45,658)
  Capital gain distributions from mutual funds                                              -                -                -
  Net unrealized appreciation (depreciation) of investments during the period         (46,084)        (158,560)         (40,952)
                                                                                -------------    -------------    -------------
    Increase (decrease) in net assets resulting from operations                       (48,272)        (274,653)         (88,819)
                                                                                -------------    -------------    -------------

PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                                           28,469          108,892           36,166
  Transfers from (to) other Divisions or fixed rate option                            116,627          113,715           17,682
  Mortality reserve transfers                                                               -                -                -
  Terminations and withdrawals                                                         (2,784)         (74,820)         (25,935)
                                                                                -------------    -------------    -------------
    Increase (decrease) in net assets resulting from principal transactions           142,312          147,787           27,913
                                                                                -------------    -------------    -------------
    TOTAL INCREASE (DECREASE) IN NET ASSETS                                            94,040         (126,866)         (60,906)

NET ASSETS:
  Beginning of period                                                                 100,345          815,825          304,428
                                                                                -------------    -------------    -------------
  End of period                                                                 $     194,385    $     688,959    $     243,522
                                                                                =============    =============    =============

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2001

OPERATIONS:
  Net investment income (loss)                                                  $         170    $      (8,787)   $      (1,637)
  Net realized gain (loss) on investments                                              (1,009)         (74,484)         (11,442)
  Capital gain distributions from mutual funds                                              -                -                -
  Net unrealized appreciation (depreciation) of investments during the period           3,921         (126,829)         (31,788)
                                                                                -------------    -------------    -------------
    Increase (decrease) in net assets resulting from operations                         3,082         (210,100)         (44,867)
                                                                                -------------    -------------    -------------

PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                                           46,429          628,754          212,721
  Transfers from (to) other Divisions or fixed rate option                             55,107          379,993          142,204
  Mortality reserve transfers                                                               -                -                -
  Terminations and withdrawals                                                         (4,273)         (25,375)          (5,630)
                                                                                -------------    -------------    -------------
    Increase (decrease) in net assets resulting from principal transactions            97,263          983,372          349,295
                                                                                -------------    -------------    -------------
    TOTAL INCREASE (DECREASE) IN NET ASSETS                                           100,345          773,272          304,428

NET ASSETS:
  Beginning of period                                                                       -           42,553                -
                                                                                -------------    -------------    -------------
  End of period                                                                 $     100,345    $     815,825    $     304,428
                                                                                =============    =============    =============

     See accompanying notes.

                                         DIVISIONS
------------------------------------------------------------------------------------------------
Janus Aspen
  Series
 Worldwide
  Growth                    Mercury HW
Portfolio -      LEVCO      Large Cap     Mercury Low    MFS Capital   MFS Emerging
  Service        Equity     Value VIP    Duration VIP   Opportunities    Growth        MFS New
  Shares      Value Fund    Portfolio     Portfolio        Series        Series       Discovery
------------------------------------------------------------------------------------------------




$    (6,498)  $      (713) $          -  $          -  $   (20,717)  $    (88,528)  $  (10,923)
    (49,010)      (37,558)            -             -     (181,605)    (3,038,802)     (53,684)
          -             -             -             -            -              -            -
   (243,709)      (42,884)            -             -     (425,214)       (37,980)    (258,190)
-----------   -----------  ------------  ------------  -----------   ------------   ----------
   (299,217)      (81,155)            -             -     (627,536)    (3,165,310)    (322,797)
-----------   -----------  ------------  ------------  -----------   ------------   ----------


     72,092             -             -             -      290,006        251,150       94,345
    172,091        49,985             -             -      266,543       (778,068)     219,312
          -             -             -             -            -              -            -
    (81,968)      (91,111)            -             -     (162,403)      (866,214)     (57,524)
-----------   -----------  ------------  ------------  -----------   ------------   ----------
    162,215       (41,126)            -             -      394,146     (1,393,132)     256,133
-----------   -----------  ------------  ------------  -----------   ------------   ----------
   (137,002)     (122,281)            -             -     (233,390)    (4,558,442)     (66,664)


    980,680       269,612             -             -    1,691,569      9,719,891      765,804
-----------   -----------  ------------  ------------  -----------   ------------   ----------
$   843,678   $   147,331  $          -  $          -  $ 1,458,179   $  5,161,449   $  699,140
===========   ===========  ============  ============  ===========   ============   ==========





$    (5,273)  $     1,140   $     3,210   $       585  $   (11,867)  $    (82,910)  $   (4,656)
    (24,637)      (27,178)        4,833           548      (20,974)    (1,353,811)     (13,883)
          -        10,511        (3,366)            -       35,509        668,645        5,986
    (54,815)       16,371        (4,294)         (102)    (131,028)    (4,203,800)      44,568
-----------   -----------  ------------  ------------  -----------   ------------   ----------
    (84,725)          844           383         1,031     (128,360)    (4,971,876)      32,015
-----------   -----------  ------------  ------------  -----------   ------------   ----------


    569,496             -             -             -    1,049,705      1,242,976      431,408
    493,638        79,846       (75,481)      (41,883)     769,681        573,673      302,177
          -             -             -             -            -              -            -
    (17,023)      (43,306)      (29,173)      (14,942)     (19,793)      (721,192)     (19,619)
-----------   -----------  ------------  ------------  -----------   ------------   ----------
  1,046,111        36,540      (104,654)      (56,825)   1,799,593      1,095,457      713,966
-----------   -----------  ------------  ------------  -----------   ------------   ----------
    961,386        37,384      (104,271)      (55,794)   1,671,233     (3,876,419)     745,981


     19,294       232,228       104,271        55,794       20,336     13,596,310       19,823
-----------   -----------  ------------  ------------  -----------   ------------   ----------
$   980,680   $   269,612  $          -  $          -  $ 1,691,569   $  9,719,891   $  765,804
===========   ===========  ============  ============  ===========   ============   ==========

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                                                                               DIVISIONS
                                                                     --------------------------------------------------------------
                                                                                               Neuberger              Neuberger
                                                                      Navellier Growth        Berman AMT             Berman AMT
                                                                         Portfolio         Balanced Portfolio    Partners Portfolio
                                                                     --------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2002

OPERATIONS:
   Net investment income (loss)                                      $           (6,197)   $               26    $             (349)
   Net realized gain (loss) on investments                                   (1,065,378)                    -                (5,964)
   Capital gain distributions from mutual funds                                       -                     -                     -
   Net unrealized appreciation (depreciation) of
    investments during the period                                               530,626                (1,994)               (5,777)
                                                                     --------------------------------------------------------------
       Increase (decrease) in net assets resulting from operations             (540,949)               (1,968)              (12,090)
                                                                     --------------------------------------------------------------

PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                                         -                   500                   698
   Transfers from (to) other Divisions or fixed rate option                    (141,365)                    -                (8,144)
   Mortality reserve transfers                                                        -                     -                     -
   Terminations and withdrawals                                                (201,955)                  (13)               (4,523)
                                                                     --------------------------------------------------------------
       Increase (decrease) in net assets resulting
        from principal transactions                                            (343,320)                  487               (11,969)
                                                                     --------------------------------------------------------------
       TOTAL INCREASE (DECREASE) IN NET ASSETS                                 (884,269)               (1,481)              (24,059)

NET ASSETS:
   Beginning of period                                                        3,057,401                10,261                54,572
                                                                     --------------------------------------------------------------
   End of period                                                     $        2,173,132    $            8,780    $           30,513
                                                                     ==============================================================

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2001

OPERATIONS:
   Net investment income (loss)                                      $           19,872    $            1,518    $           (1,340)
   Net realized gain (loss) on investments                                   (1,698,801)              (56,801)              (15,348)
   Capital gain distributions from mutual funds                                       -                50,267                 4,808
   Net unrealized appreciation (depreciation) of
    investments during the period                                               119,891                (9,717)                4,441
                                                                     --------------------------------------------------------------
       Increase (decrease) in net assets resulting from operations           (1,559,038)              (14,733)               (7,439)
                                                                     --------------------------------------------------------------

PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                                   501,276                     -                   792
   Transfers from (to) other Divisions or fixed rate option                    (760,309)                    -                     -
   Mortality reserve transfers                                                        -                     -                     -
   Terminations and withdrawals                                                (358,322)             (138,996)              (74,886)
                                                                     --------------------------------------------------------------

       Increase (decrease) in net assets resulting
        from principal transactions                                            (617,355)             (138,996)              (74,094)
                                                                     --------------------------------------------------------------
       TOTAL INCREASE (DECREASE) IN NET ASSETS                               (2,176,393)             (153,729)              (81,533)

NET ASSETS:
   Beginning of period                                                        5,233,794               163,990               136,105
                                                                     --------------------------------------------------------------
   End of period                                                     $        3,057,401    $           10,261    $           54,572
                                                                     ==============================================================

See accompanying notes.

                                                                DIVISIONS
  ----------------------------------------------------------------------------------------------------------------------------------
      Neuberger                                                                                    PIMCO Real        PIMCO Short-
   Berman AMT Mid-      OFFIT VIF                                             OFFIT VIF U.S.    Return Portfolio    Term Portfolio
      Cap Growth     Emerging Markets    OFFIT VIF High    OFFIT VIF Total      Government       Administrative     Administrative
      Portfolio         Bond Fund          Yield Fund        Return Fund     Securities Fund          Class             Class
  ----------------------------------------------------------------------------------------------------------------------------------




 $       (3,506)     $     470,210     $      997,391       $      830      $       25,693      $      133,068        $     21,783
         (64,324)        (1,175,905)        (5,589,705)            (632)          1,097,352             43,545                 317
               -                  -                                   -               1,629              2,841               1,016

         (72,988)           173,677          4,510,953              307            (928,151)           435,361               5,245
  ----------------------------------------------------------------------------------------------------------------------------------
        (140,818)          (532,018)           (81,361)             505             196,523            614,815              28,361
  ----------------------------------------------------------------------------------------------------------------------------------


          77,739                  -             21,008                -             100,000            597,100             214,628
         162,532         (5,320,477)        (7,867,923)          (7,562)             19,257          1,881,059           1,073,684
               -                  -                  -                -                   -                  -                   -
         (37,329)        (1,031,054)       (15,183,818)            (990)        (12,135,601)          (490,769)            (48,125)
  ----------------------------------------------------------------------------------------------------------------------------------

         202,942         (6,351,531)       (23,030,733)          (8,552)        (12,016,344)         1,987,390           1,240,187
  ----------------------------------------------------------------------------------------------------------------------------------
          62,124         (6,883,549)       (23,112,094)          (8,047)        (11,819,821)         2,602,205           1,268,548


         331,919          6,883,549         23,112,094            8,047          11,819,821          2,599,237             629,240
  ----------------------------------------------------------------------------------------------------------------------------------
  $      394,043      $           -     $            -       $        -      $            -     $    5,201,442        $  1,897,788
  ==================================================================================================================================





  $       (2,959)     $     692,265     $    1,892,366       $      210      $      421,959     $       71,218        $      7,343
          (1,199)            12,933           (253,763)             164             148,052             24,184                 113
               -                  -                  -                -               9,532             30,347               1,903

         (19,401)          (518,748)           (35,273)             502             103,620            (59,393)              1,199
  ----------------------------------------------------------------------------------------------------------------------------------
         (23,559)           186,450          1,603,330              876             683,163             66,356              10,558
  ----------------------------------------------------------------------------------------------------------------------------------


         179,227                  -             80,274                -                   -            853,823             252,217
         180,836            (52,884)          (445,477)         (43,045)           (150,027)         1,757,535             376,244
               -                  -                  -                -                   -                  -                   -
          (4,585)            (2,055)              (717)            (713)           (334,582)           (78,477)             (9,779)
  ----------------------------------------------------------------------------------------------------------------------------------

         355,478            (54,939)          (365,920)         (43,758)           (484,609)         2,532,881             618,682
  ----------------------------------------------------------------------------------------------------------------------------------
         331,919            131,511          1,237,410          (42,882)            198,554          2,599,237             629,240


               -          6,752,038         21,874,684           50,929          11,621,267                  -                   -
  ----------------------------------------------------------------------------------------------------------------------------------
  $      331,919      $   6,883,549     $   23,112,094       $    8,047      $   11,819,821     $    2,599,237        $    629,240
  ==================================================================================================================================


AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                                                                               DIVISIONS
                                                                     --------------------------------------------------------------
                                                                                               Putnam VT
                                                                         Putnam VT           International
                                                                         Growth and            Growth and
                                                                       Income Fund -         Income Fund -       Royce Small Cap
                                                                         Class IB               Class IB            Portfolio
                                                                     --------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2002

OPERATIONS:
   Net investment income (loss)                                      $           14,546    $           (3,248)   $           (2,915)
   Net realized gain (loss) on investments                                     (212,986)              (24,306)              (28,799)
   Capital gain distributions from mutual funds                                       -                     -                 2,562
   Net unrealized appreciation (depreciation) of
    investments during the period                                              (430,599)              (39,669)              (47,571)
                                                                     --------------------------------------------------------------
       Increase (decrease) in net assets resulting from operations             (629,039)              (67,223)              (76,723)
                                                                     --------------------------------------------------------------

PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                                   417,051                29,386               114,822
   Transfers from (to) other Divisions or fixed rate option                     623,237               169,041              (137,747)
   Mortality reserve transfers                                                        -                     -                     -
   Terminations and withdrawals                                                 (94,002)              (13,773)                    -
                                                                     --------------------------------------------------------------
       Increase (decrease) in net assets resulting
        from principal transactions                                             946,286               184,654               (22,925)
                                                                     --------------------------------------------------------------
       TOTAL INCREASE (DECREASE) IN NET ASSETS                                  317,247               117,431               (99,648)

NET ASSETS:
   Beginning of period                                                        1,894,898               276,529               584,808
                                                                     --------------------------------------------------------------
   End of period                                                     $        2,212,145    $          393,960    $          485,160
                                                                     ==============================================================

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2001

OPERATIONS:
   Net investment income (loss)                                      $           (2,031)   $            2,763    $           (1,450)
   Net realized gain (loss) on investments                                       (8,020)               (4,670)                 (223)
   Capital gain distributions from mutual funds                                       -                     -                65,678
   Net unrealized appreciation (depreciation) of
    investments during the period                                               (30,243)              (18,510)              (38,960)
                                                                     --------------------------------------------------------------
       Increase (decrease) in net assets resulting from operations              (40,294)              (20,417)               25,045
                                                                     --------------------------------------------------------------

PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                                 1,130,029               150,569                 9,660
   Transfers from (to) other Divisions or fixed rate option                     817,424               156,941               318,887
   Mortality reserve transfers                                                        -                     -                     -
   Terminations and withdrawals                                                 (12,261)              (10,564)              (37,337)
                                                                     --------------------------------------------------------------
       Increase (decrease) in net assets resulting
        from principal transactions                                           1,935,192               296,946               291,210
                                                                     --------------------------------------------------------------
       TOTAL INCREASE (DECREASE) IN NET ASSETS                                1,894,898               276,529               316,255

NET ASSETS:
   Beginning of period                                                                -                     -               268,553
                                                                     --------------------------------------------------------------
   End of period                                                     $        1,894,898    $          276,529    $          584,808
                                                                     ==============================================================

See accompanying notes.

                                                                 DIVISIONS
   ---------------------------------------------------------------------------------------------------------------------------------
                         SAFECO RST-                          UIF Emerging                           UIF Core Plus
                           Growth        UIF Asian Equity    Markets Equity    UIF Equity Growth     Fixed Income   UIF Global Value
       SAFECO RST-      Opportunities       Portfolio -        Portfolio -         Portfolio -        Portfolio-   Equity Portfolio-
    Equity Portfolio      Portfolio       Class I Shares     Class I Shares      Class I Shares     Class I Shares   Class I Shares
   ---------------------------------------------------------------------------------------------------------------------------------




   $      (8,758)      $     (44,093)     $         -       $     (28,739)    $     (179,819)      $    103,608     $    (17,877)
        (225,025)           (364,186)               -            (103,409)        (1,349,114)            36,125         (177,781)
               -              13,725                -                   -                  -             22,264           65,103

        (635,640)         (1,339,493)               -             (50,509)        (3,680,794)            73,773       (1,191,048)
   ---------------------------------------------------------------------------------------------------------------------------------
        (869,423)         (1,734,047)               -            (182,657)        (5,209,727)           235,770       (1,321,603)
   ---------------------------------------------------------------------------------------------------------------------------------


          28,826             144,439                -              36,255             68,994              9,130           51,196
         (58,248)             15,477                -            (398,882)          (805,988)           415,111         (242,514)
               -                   -                -                   -                  -                  -                -
        (304,762)           (453,817)               -            (191,478)        (2,463,946)          (651,768)        (874,595)
   ---------------------------------------------------------------------------------------------------------------------------------

        (334,184)           (293,901)               -            (554,105)        (3,200,940)          (227,527)      (1,065,913)
   ---------------------------------------------------------------------------------------------------------------------------------
      (1,203,607)         (2,027,948)               -            (736,762)        (8,410,667)             8,243       (2,387,516)


       3,335,254           4,516,189                -           2,270,330         19,218,964          3,995,227        8,105,084
   ---------------------------------------------------------------------------------------------------------------------------------
   $   2,131,647       $   2,488,241      $         -       $   1,533,568     $   10,808,297       $  4,003,470     $  5,717,568
   =================================================================================================================================





   $     (18,569)      $     (52,948)     $    (9,396)      $     (20,599)    $     (308,399)      $    105,960     $    (33,470)
         (98,858)            (64,907)        (631,111)           (198,330)          (483,538)            21,709          (93,077)
               -              98,497                -                   1             28,052             61,738                -

        (258,105)            663,516          580,170             (34,508)        (3,853,775)            93,882         (663,700)
   ---------------------------------------------------------------------------------------------------------------------------------
        (375,532)            644,158          (60,337)           (253,436)        (4,617,660)           283,289         (790,247)
   ---------------------------------------------------------------------------------------------------------------------------------


         256,300             384,365              400             191,225            841,974             71,260           53,902
         401,169             104,155         (710,909)           (372,853)          (467,386)           647,189          429,997
               -                   -                -                   -                  -                  -                -
        (206,044)           (376,808)          (4,337)           (143,388)        (4,352,221)          (535,581)        (866,947)
   ---------------------------------------------------------------------------------------------------------------------------------

         451,425             111,712         (714,846)           (325,016)        (3,977,633)           182,868         (383,048)
   ---------------------------------------------------------------------------------------------------------------------------------
          75,893             755,870         (775,183)           (578,452)        (8,595,293)           466,157       (1,173,295)


       3,259,361           3,760,319          775,183           2,848,782         27,814,257          3,529,070        9,278,379
   ---------------------------------------------------------------------------------------------------------------------------------
   $   3,335,254       $   4,516,189      $         -       $   2,270,330     $   19,218,964       $  3,995,227     $  8,105,084
   =================================================================================================================================

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                                                                   DIVISIONS
                                                            --------------------------------------------------------
                                                             UIF International    UIF Mid Cap       UIF U.S. Real
                                                            Magnum Portfolio-   Value Portfolio-   Estate Portfolio-
                                                             Class I Shares      Class I Shares     Class I Shares
                                                            --------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2002

OPERATIONS:
 Net investment income (loss)                               $          (25,563) $       (206,183)  $          65,161
 Net realized gain (loss) on investments                              (373,767)         (916,957)             98,548
 Capital gain distributions from mutual funds                                -                 -              72,611
 Net unrealized appreciation (depreciation) of
  investments during the period                                       (534,990)       (4,335,475)           (305,720)
                                                            --------------------------------------------------------
   Increase (decrease) in net assets resulting
    from operations                                                   (934,320)       (5,458,615)            (69,400)
                                                            --------------------------------------------------------

PRINCIPAL TRANSACTIONS:
 Contract purchase payments                                              2,153            15,999              19,040
 Transfers from (to) other Divisions or fixed rate option             (640,641)       (1,155,414)            (63,903)
 Mortality reserve transfers                                                 -                 -                   -
 Terminations and withdrawals                                         (608,926)       (2,084,670)           (445,059)
                                                            --------------------------------------------------------
   Increase (decrease) in net assets resulting from
    principal transactions                                          (1,247,414)       (3,224,085)           (489,922)
                                                            --------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                          (2,181,734)       (8,682,700)           (559,322)

NET ASSETS:
 Beginning of period                                                 5,831,171        19,845,003           4,046,828
                                                            --------------------------------------------------------
 End of period                                              $        3,649,437  $     11,162,303   $       3,487,506
                                                            ========================================================

STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2001

OPERATIONS:
 Net investment income (loss)                               $          (65,684) $       (294,558)  $          93,841
 Net realized gain (loss) on investments                              (147,287)         (154,858)             36,952
 Capital gain distributions from mutual funds                                -            24,159              33,898
 Net unrealized appreciation (depreciation) of
  investments during the period                                     (1,442,632)         (646,851)            146,300
                                                            --------------------------------------------------------
   Increase (decrease) in net assets resulting from
    operations                                                      (1,655,603)       (1,072,108)            310,991
                                                            --------------------------------------------------------

PRINCIPAL TRANSACTIONS:
 Contract purchase payments                                             87,520           226,266             103,094
 Transfers from (to) other Divisions or fixed rate option             (454,712)          (35,612)           (283,256)
 Mortality reserve transfers                                                 -                 -                   -
 Terminations and withdrawals                                         (509,004)       (1,589,444)           (271,388)
                                                            --------------------------------------------------------
   Increase (decrease) in net assets resulting from
    principal transactions                                            (876,196)       (1,398,790)           (451,550)
                                                            --------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                          (2,531,799)       (2,470,898)           (140,559)

NET ASSETS:
 Beginning of period                                                 8,362,970        22,315,901           4,187,387
                                                            --------------------------------------------------------
 End of period                                              $        5,831,171  $     19,845,003   $       4,046,828
                                                            ========================================================

See accompanying notes.

                                                              DIVISIONS
 --------------------------------------------------------------------------------------------------------------------------------
      UIF Value        VALIC Company I   VALIC Company I   VALIC Company I   VALIC Company I    VALIC Company I  VALIC Company I
 Portfolio - Class I    International     Mid Cap Index     Money Market I   Nasdaq-100 Index       Science &    Small Cap Index
        Shares          Equities Fund         Fund              Fund              Fund          Technology Fund       Fund
 --------------------------------------------------------------------------------------------------------------------------------




 $         (55,755)    $      (8,941)    $     (45,731)    $     (11,584)    $      (8,285)      $     (4,223)     $     (1,296)
          (316,252)         (232,865)       (1,207,961)                -          (202,513)           (41,429)          (73,721)
                 -                 -           195,684                 -                 -                  -                 -

        (2,779,411)           19,820          (107,506)                -          (123,580)          (168,969)           (7,516)
 --------------------------------------------------------------------------------------------------------------------------------

        (3,151,418)         (221,986)       (1,165,514)          (11,584)         (334,378)          (214,621)          (82,533)
 --------------------------------------------------------------------------------------------------------------------------------


            15,478            45,488           213,845           617,458            66,355             40,104             7,364
           222,358           (51,523)         (945,291)          650,182           104,973            146,438           179,598
                 -                 -                 -                 -                 -                  -                 -
        (1,180,861)         (130,809)         (698,876)       (3,823,914)          (47,961)           (45,452)          (35,354)
 --------------------------------------------------------------------------------------------------------------------------------

          (943,025)         (136,844)       (1,430,322)       (2,556,274)          123,367            141,090           151,608
 --------------------------------------------------------------------------------------------------------------------------------
        (4,094,443)         (358,830)       (2,595,836)       (2,567,858)         (211,011)           (73,531)           69,075


        13,830,731         1,168,006         8,015,735        19,892,512           759,099            465,042           292,833
 --------------------------------------------------------------------------------------------------------------------------------
 $       9,736,288     $     809,176     $   5,419,899     $  17,324,654     $     548,088       $    391,511      $    361,908
 ================================================================================================================================





 $         (71,620)    $      12,660     $     (86,862)    $     300,503     $      (7,358)      $     (4,940)     $       (376)
           185,993           (96,817)         (336,614)                -           (28,475)           (51,318)              124
           591,393           149,139           813,868                 -                 -             27,822            35,975

          (619,963)         (378,501)         (583,876)                -          (114,127)           (93,562)          (26,710)
 --------------------------------------------------------------------------------------------------------------------------------

            85,803          (313,519)         (193,484)          300,503          (149,960)          (121,998)            9,013
 --------------------------------------------------------------------------------------------------------------------------------


           195,253           244,166         1,598,444        12,526,004           629,361            398,436           159,905
           805,470            90,307           822,986         4,015,147           246,518            186,423           172,862
                 -                 -                 -                 -                 -                  -                 -
        (1,569,592)         (109,014)         (414,893)       (1,033,118)           (5,505)           (15,398)          (48,947)
 --------------------------------------------------------------------------------------------------------------------------------

          (568,869)          225,459         2,006,537        15,508,033           870,374            569,461           283,820
 --------------------------------------------------------------------------------------------------------------------------------
          (483,066)          (88,060)        1,813,053        15,808,536           720,414            447,463           292,833


        14,313,797         1,256,066         6,202,682         4,083,976            38,685             17,579                 -
 --------------------------------------------------------------------------------------------------------------------------------
 $      13,830,731     $   1,168,006     $   8,015,735     $  19,892,512     $     759,099       $    465,042      $    292,833
 ================================================================================================================================

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                                                                 DIVISIONS
                                                            --------------------------------------------------------
                                                                                                       Van Kampen
                                                            VALIC Company I        Van Kampen         Corporate Bond
                                                            Stock Index Fund     Comstock Fund            Fund
                                                            --------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2002

OPERATIONS:
 Net investment income (loss)                               $        (18,254)    $        62,380     $        21,739
 Net realized gain (loss) on investments                          (1,201,811)           (233,535)                (81)
 Capital gain distributions from mutual funds                        205,445              31,647                   -
 Net unrealized appreciation (depreciation) of
  investments during the period                                   (1,740,694)         (1,479,255)             (9,740)
                                                            --------------------------------------------------------
   Increase (decrease) in net assets resulting
    from operations                                               (2,755,314)         (1,618,763)             11,918
                                                            --------------------------------------------------------

PRINCIPAL TRANSACTIONS:
 Contract purchase payments                                          641,862                   -                   -
 Transfers from (to) other Divisions or fixed rate option           (382,644)            686,404              69,313
 Mortality reserve transfers                                               -               7,525                   -
 Terminations and withdrawals                                     (1,287,456)            (72,630)                  -
                                                            --------------------------------------------------------
   Increase (decrease) in net assets resulting from
    principal transactions                                        (1,028,238)            621,299              69,313
                                                            --------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                        (3,783,552)           (997,464)             81,231

NET ASSETS:
 Beginning of period                                              11,725,417           6,845,874             398,236
                                                            --------------------------------------------------------
 End of period                                              $      7,941,865     $     5,848,410     $       479,467
                                                            ========================================================

STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2001

OPERATIONS:
 Net investment income (loss)                               $        (43,291)    $        43,739     $        21,334
 Net realized gain (loss) on investments                            (192,683)            265,056                  (3)
 Capital gain distributions from mutual funds                        457,618             432,895                   -
 Net unrealized appreciation (depreciation) of
  investments during the period                                   (1,954,654)           (900,186)             10,197
                                                            --------------------------------------------------------
   Increase (decrease) in net assets resulting
    from operations                                               (1,733,010)           (158,496)             31,528
                                                            --------------------------------------------------------

PRINCIPAL TRANSACTIONS:
 Contract purchase payments                                        1,265,919                   -                   -
 Transfers from (to) other Divisions or fixed rate option          1,209,702          (1,125,926)              6,736
 Mortality reserve transfers                                               -                   -                   -
 Terminations and withdrawals                                       (912,770)           (240,644)                  -
                                                            --------------------------------------------------------
   Increase (decrease) in net assets resulting from
    principal transactions                                         1,562,851          (1,366,570)              6,736
                                                            --------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                          (170,159)         (1,525,066)             38,264

NET ASSETS:
 Beginning of period                                              11,895,576           8,370,940             359,972
                                                            --------------------------------------------------------
 End of period                                              $     11,725,417     $     6,845,874     $       398,236
                                                            ========================================================

See accompanying notes.

                                                            DIVISIONS
--------------------------------------------------------------------------------------------------------------------------------
                      Van Kampen LIT    Van Kampen LIT   Van Kampen LIT    Van Kampen LIT   Van Kampen LIT    Van Kampen LIT
  Van Kampen High    Asset Allocation   Domestic Income  Emerging Growth    Enterprise       Government         Growth and
  Income Corporate      Portfolio -       Portfolio -      Portfolio -      Portfolio -      Portfolio -     Income Portfolio
      Bond Fund      Class I Shares     Class I Shares   Class I Shares    Class I Shares   Class I Shares    - Class I Shares
  ------------------------------------------------------------------------------------------------------------------------------




  $        647,338   $         28,909   $       524,754  $      (256,323)  $     (226,599)  $      109,468   $        (237,330)
          (512,870)          (180,350)         (628,424)        (734,224)      (3,602,610)         214,153             110,606
                 -              2,237                 -                -                -                -                   -

          (823,149)           128,618            52,455       (9,845,851)      (6,211,403)         616,910          (9,407,805)
  ------------------------------------------------------------------------------------------------------------------------------

          (688,681)           (20,586)          (51,215)     (10,836,398)     (10,040,612)         940,531          (9,534,529)
  ------------------------------------------------------------------------------------------------------------------------------


             1,784                500            17,152           27,443           39,249           13,140             146,757
           (55,917)          (754,680)       (7,695,885)      (2,735,473)        (825,394)       8,486,125          12,131,743
            10,692                  -                 -                -            7,558                -                   -
          (512,600)           (90,460)         (288,448)      (3,104,291)      (3,412,728)      (1,738,760)         (5,603,008)
  ------------------------------------------------------------------------------------------------------------------------------

          (556,041)          (844,640)       (7,967,181)      (5,812,321)      (4,191,315)       6,760,505           6,675,492
  ------------------------------------------------------------------------------------------------------------------------------
        (1,244,722)          (865,226)       (8,018,396)     (16,648,719)     (14,231,927)       7,701,036          (2,859,037)


         6,849,168            865,226         8,018,396       35,126,796       35,037,355        6,246,478          48,378,015
  ------------------------------------------------------------------------------------------------------------------------------
  $      5,604,446   $              -   $             -  $    18,478,077   $   20,805,428   $   13,947,514   $      45,518,978
  ==============================================================================================================================





  $        870,593   $         24,760   $       456,378  $      (553,066)  $     (413,843)  $      329,040   $        (658,627)
          (552,510)           (17,380)         (146,373)       3,124,423       (1,252,831)         167,932           1,063,679
                 -              7,419                 -                -        2,961,152                -             326,785

          (550,656)           (45,607)          364,567      (21,885,633)     (12,300,033)         (55,637)         (4,648,369)
  ------------------------------------------------------------------------------------------------------------------------------

          (232,573)           (30,808)          674,572      (19,314,276)     (11,005,555)         441,335          (3,916,532)
  ------------------------------------------------------------------------------------------------------------------------------


             1,784                  -           256,725        1,088,456          455,072          189,727           2,089,579
           (22,070)                 -           330,655       (3,206,978)      (1,452,667)        (673,424)          1,394,575
            11,591                  -             2,352                -          (78,997)               -                   -
        (1,016,673)          (161,667)       (1,146,894)      (4,540,340)      (3,606,044)      (1,227,794)         (4,148,732)
  ------------------------------------------------------------------------------------------------------------------------------

        (1,025,368)          (161,667)         (557,162)      (6,658,862)      (4,682,636)      (1,711,491)           (664,578)
  ------------------------------------------------------------------------------------------------------------------------------
        (1,257,941)          (192,475)          117,410      (25,973,138)     (15,688,191)      (1,270,156)         (4,581,110)


         8,107,109          1,057,701         7,900,986       61,099,934       50,725,546        7,516,634          52,959,125
  ------------------------------------------------------------------------------------------------------------------------------
  $      6,849,168   $        865,226   $     8,018,396  $    35,126,796   $   35,037,355   $    6,246,478   $      48,378,015
  ==============================================================================================================================

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                                                                    DIVISIONS
                                                             -------------------------------------------------------
                                                             Van Kampen LIT                             Washington
                                                             Strategic Stock                            Mutual VT -
                                                               Portfolio -         Van Kampen            Balanced
                                                             Class I Shares       Reserve Fund          Portfolio
                                                             -------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2002

OPERATIONS:
 Net investment income (loss)                                $       228,339    $          2,167    $      2,451,955
 Net realized gain (loss) on investments                             493,474                   -          (3,989,136)
 Capital gain distributions from mutual funds                              -                   -                   -
 Net unrealized appreciation (depreciation) of
  investments during the period                                     (255,597)                  -         (33,334,451)
                                                             -------------------------------------------------------
   Increase (decrease) in net assets resulting
    from operations                                                  466,216               2,167         (34,871,632)
                                                             -------------------------------------------------------

PRINCIPAL TRANSACTIONS:
 Contract purchase payments                                          117,379                   -           1,379,691
 Transfers from (to) other Divisions or fixed rate option        (12,019,444)           (949,427)         (5,299,444)
 Mortality reserve transfers                                               -                   -                   -
 Terminations and withdrawals                                       (406,499)            (69,258)        (48,773,229)
                                                             -------------------------------------------------------
   Increase (decrease) in net assets resulting from
    principal transactions                                       (12,308,564)         (1,018,685)        (52,692,982)
                                                             -------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                       (11,842,348)         (1,016,518)        (87,564,614)

NET ASSETS:
 Beginning of period                                              11,842,348           1,501,510         344,763,814
                                                             -------------------------------------------------------
 End of period                                               $             -    $        484,992    $    257,199,200
                                                             =======================================================

STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2001

OPERATIONS:
 Net investment income (loss)                                $        75,876    $         26,981    $      1,062,127
 Net realized gain (loss) on investments                              65,251                   -           1,989,967
 Capital gain distributions from mutual funds                              -                   -           8,517,436
 Net unrealized appreciation (depreciation) of
  investments during the period                                     (200,700)                  -         (16,430,427)
                                                             -------------------------------------------------------
   Increase (decrease) in net assets resulting
    from operations                                                  (59,573)             26,981          (4,860,897)
                                                             -------------------------------------------------------

PRINCIPAL TRANSACTIONS:
 Contract purchase payments                                          271,435                  49          16,710,561
 Transfers from (to) other Divisions or fixed rate option           (891,755)            936,668          77,200,494
 Mortality reserve transfers                                               -                   -                   -
 Terminations and withdrawals                                     (1,254,385)            (62,797)        (49,685,741)
                                                             -------------------------------------------------------
   Increase (decrease) in net assets resulting from
    principal transactions                                        (1,874,705)            873,920          44,225,314
                                                             -------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                        (1,934,278)            900,901          39,364,417

NET ASSETS:
 Beginning of period                                              13,776,626             600,609         305,399,397
                                                             -------------------------------------------------------
 End of period                                               $    11,842,348    $      1,501,510    $    344,763,814
                                                             =======================================================

See accompanying notes.

                                                               DIVISIONS
 -----------------------------------------------------------------------------------------------------------------------------------
    Washington          Washington           Washington       Washington          Washington                        Washington
    Mutual VT -         Mutual VT -          Mutual VT -      Mutual VT -         Mutual VT -       Washington       Mutual VT -
    Conservative        Conservative       Equity Income    Flexible Income     Growth & Income     Mutual VT -   West Coast Equity
 Balanced Portfolio   Growth Portfolio          Fund            Portfolio            Fund           Growth Fund         Fund
 -----------------------------------------------------------------------------------------------------------------------------------




 $       (88,210)    $     4,530,974      $      173,711    $     (475,780)    $     (448,462)    $     (968,213)   $     (194,187)
        (141,400)        (15,669,539)            417,829           289,846         (3,746,351)       (54,254,586)         (276,337)
          18,618             406,398            (119,301)                -                  -                  -           342,999

        (291,654)        (38,951,727)         (3,759,171)          836,077        (14,330,095)        24,074,829        (6,682,646)
 -----------------------------------------------------------------------------------------------------------------------------------

        (502,646)        (49,683,894)         (3,286,932)          650,143        (18,524,908)       (31,147,970)       (6,810,171)
 -----------------------------------------------------------------------------------------------------------------------------------


          13,301             762,941              64,852           226,532            146,758            189,291            67,579
       1,537,717         (24,370,603)          3,339,315        17,446,226         (5,741,234)       (10,410,943)         (270,925)
               -                   -                   -                 -                  -                  -                 -
      (2,062,898)        (38,545,390)         (3,595,496)       (8,463,674)       (14,797,312)       (15,749,479)       (3,719,933)
 -----------------------------------------------------------------------------------------------------------------------------------

        (511,880)        (62,153,052)           (191,329)        9,209,084        (20,391,788)       (25,971,131)       (3,923,279)
 -----------------------------------------------------------------------------------------------------------------------------------
      (1,014,526)       (111,836,946)         (3,478,261)        9,859,227        (38,916,696)       (57,119,101)      (10,733,450)


      13,300,216         303,630,992          21,338,727        56,195,562         89,875,749        107,882,632        28,718,736
 -----------------------------------------------------------------------------------------------------------------------------------
 $    12,285,690     $   191,794,046      $   17,860,466    $   66,054,789     $   50,959,053     $   50,763,531    $   17,985,286
 ===================================================================================================================================





 $       (34,862)    $     7,663,137      $      (96,859)   $     (143,380)    $   (1,048,139)    $    1,054,274    $     (238,577)
         (67,875)          2,217,333             311,117           132,551          1,018,090         (8,585,170)          698,387
               -           8,455,649             112,852           370,420          2,075,440         22,778,564           555,187

         295,025         (34,863,732)            766,754         1,201,685         (6,839,429)       (73,046,442)          160,450
 -----------------------------------------------------------------------------------------------------------------------------------

         192,288         (16,527,613)          1,093,864         1,561,276         (4,794,038)       (57,798,774)        1,175,447
 -----------------------------------------------------------------------------------------------------------------------------------


         368,391          13,681,645           1,321,302         1,681,756          1,354,219          2,101,247           754,506
       5,575,510          62,633,960           5,278,897        20,071,667          4,023,289        (15,638,664)        5,212,614
               -                   -                   -                 -                  -                  -                 -
      (1,577,588)        (49,733,431)         (2,429,257)       (7,179,513)       (18,851,727)       (31,322,997)       (3,021,378)
 -----------------------------------------------------------------------------------------------------------------------------------

       4,366,313          26,582,174           4,170,942        14,573,910        (13,474,219)       (44,860,414)        2,945,742
 -----------------------------------------------------------------------------------------------------------------------------------
       4,558,601          10,054,561           5,264,806        16,135,186        (18,268,257)      (102,659,188)        4,121,189


       8,741,615         293,576,431          16,073,921        40,060,376        108,144,006        210,541,820        24,597,547
 -----------------------------------------------------------------------------------------------------------------------------------
 $    13,300,216     $   303,630,992      $   21,338,727    $   56,195,562     $   89,875,749     $  107,882,632    $   28,718,736
 ===================================================================================================================================

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                                                                      DIVISIONS
                                                              --------------------------------------------------------------
                                                                 Washington                                  Washington
                                                                  Mutual VT -          Washington             Mutual VT -
                                                                International       Mutual VT - Small       Money Market
                                                                 Growth Fund          Cap Stock Fund            Fund
                                                              --------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2002

OPERATIONS:
 Net investment income (loss)                                 $          (23,249)   $          280,918    $           (4,741)
 Net realized gain (loss) on investments                              (1,598,842)           (6,641,058)                    -
 Capital gain distributions from mutual funds                                  -               900,509                     -
 Net unrealized appreciation (depreciation) of
  investments during the period                                         (357,808)           (6,585,933)                    -
                                                              --------------------------------------------------------------
   Increase (decrease) in net assets resulting
    from operations                                                   (1,979,899)          (12,045,564)               (4,741)
                                                              --------------------------------------------------------------

PRINCIPAL TRANSACTIONS:
 Contract purchase payments                                               13,102                34,845                29,015
 Transfers from (to) other Divisions or fixed rate option               (871,341)           (1,481,733)           16,233,898
 Mortality reserve transfers                                                 (27)                    -                     -
 Terminations and withdrawals                                         (2,716,245)           (3,986,769)          (14,805,214)
                                                              --------------------------------------------------------------
   Increase (decrease) in net assets resulting from
    principal transactions                                            (3,574,511)           (5,433,657)            1,457,699
                                                              --------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                            (5,554,410)          (17,479,221)            1,452,958

NET ASSETS:
 Beginning of period                                                  13,744,214            27,726,654            28,139,632
                                                              --------------------------------------------------------------
 End of period                                                $        8,189,804    $       10,247,433    $       29,592,590
                                                              ==============================================================

STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2001

OPERATIONS:
 Net investment income (loss)                                 $         (113,389)   $         (329,867)   $          379,015
 Net realized gain (loss) on investments                              (1,769,695)           (3,784,060)                    -
 Capital gain distributions from mutual funds                          1,498,913             6,900,766                     -
 Net unrealized appreciation (depreciation) of
  investments during the period                                       (3,781,359)           (8,802,707)                    -
                                                              --------------------------------------------------------------
   Increase (decrease) in net assets resulting
    from operations                                                   (4,165,530)           (6,015,868)              379,015
                                                              --------------------------------------------------------------

PRINCIPAL TRANSACTIONS:
 Contract purchase payments                                               81,117               219,997               850,841
 Transfers from (to) other Divisions or fixed rate option             (1,391,077)           (2,227,737)           24,762,366
 Mortality reserve transfers                                                   -                     -                    (6)
 Terminations and withdrawals                                         (4,991,088)           (8,191,552)          (16,113,687)
                                                              --------------------------------------------------------------
   Increase (decrease) in net assets resulting from
    principal transactions                                            (6,301,048)          (10,199,292)            9,499,514
                                                              --------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                           (10,466,578)          (16,215,160)            9,878,529

NET ASSETS:
 Beginning of period                                                  24,210,792            43,941,814            18,261,103
                                                              --------------------------------------------------------------
 End of period                                                $       13,744,214    $       27,726,654    $       28,139,632
                                                              ==============================================================

See accompanying notes.

                                 DIVISIONS
 -------------------------------------------------------------------------
    Washington                           Washington          Washington
 Mutual VT - Short     Washington         Mutual VT -        Mutual VT -
   Term Income       Mutual VT - Mid   Strategic Growth    U.S. Government
        Fund         Cap Stock Fund      Portfolio         Securities Fund
 -------------------------------------------------------------------------




 $        331,018    $        49,008   $      1,931,172    $       808,721
          356,812             98,527         (6,762,803)           876,430
                -             36,634            233,311                  -

          (80,401)        (1,047,906)       (15,734,912)         1,268,894
 -------------------------------------------------------------------------

          607,429           (863,737)       (20,333,232)         2,954,045
 -------------------------------------------------------------------------


          160,107             19,755            229,800            401,963
        2,312,312          1,362,702         (7,771,743)        18,902,887
           (7,003)                 -                  -                  -
       (3,620,982)          (856,797)        (8,966,566)       (10,136,741)
 -------------------------------------------------------------------------

       (1,155,566)           525,660        (16,508,509)         9,168,109
 -------------------------------------------------------------------------
         (548,137)          (338,077)       (36,841,741)        12,122,154


       13,632,898          6,390,039         95,567,163         38,687,238
 -------------------------------------------------------------------------
 $     13,084,761    $     6,051,962   $     58,725,422    $    50,809,392
 =========================================================================





 $         23,480    $       (53,742)  $      2,011,828    $       (17,867)
          167,090             74,379          1,658,486            135,171
                -                  -          2,744,425                  -

          792,645            450,466        (14,788,353)         1,802,534
 -------------------------------------------------------------------------

          983,215            471,103         (8,373,614)         1,919,838
 -------------------------------------------------------------------------


           83,609            390,687          3,388,306            731,899
          636,817          3,426,058         12,416,311         12,151,363
             (121)                 -                  -                  -
       (4,990,033)          (339,957)       (10,305,149)        (7,798,850)
 -------------------------------------------------------------------------

       (4,269,728)         3,476,788          5,499,468          5,084,412
 -------------------------------------------------------------------------
       (3,286,513)         3,947,891         (2,874,146)         7,004,250


       16,919,411          2,442,148         98,441,309         31,682,988
 -------------------------------------------------------------------------
 $     13,632,898    $     6,390,039   $     95,567,163    $    38,687,238
 =========================================================================

NOTES TO FINANCIAL STATEMENTS
SEPARATE ACCOUNT D

NOTE A - ORGANIZATION

        The Separate Account was established by American General Life Insurance Company (the "Company") on November 19, 1973 to fund variable annuity contracts issued by the Company. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

        The Separate Account is divided into eighty-five "Divisions", which invest in independently managed mutual fund portfolios ("Funds"). As of December 31, 2002, the Funds available to contract owners through the various Divisions were as follows:

AIM Variable Insurance Funds - Class I Shares ("V.I."):
        AIM V.I. International Growth Fund/(1)/
        AIM V.I. Premier Equity Fund/(2)/

American Century Variable Portfolios, Inc. ("VP"):
        VP Value Fund

Ayco Series Trust:
        Ayco Growth Fund

Credit Suisse Trust:/(3)/
        Small Cap Growth Portfolio/(3)/

Dreyfus Investment Portfolios ("IP"):
        MidCap Stock Portfolio - Initial shares

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial shares

Dreyfus Variable Investment Fund ("VIF"):
        Quality Bond Portfolio - Initial shares
        Small Cap Portfolio - Initial shares

Evergreen Variable Annuity Funds
        Evergreen Offit VA Emerging Markets Bond Fund-Class 1/(4)/ Evergreen Offit VA U.S. Government Securities Fund-Class 1/(5)/ Evergreen VA High Income Fund-Class 1/(6)/
        Evergreen VA Strategic Income Fund-Class 1/(7)/

Fidelity Variable Insurance Products Fund ("VIP"):
        VIP Asset Manager(SM) Portfolio
        VIP Asset Manager(SM) Portfolio - Service Class 2
        VIP Contrafund(R) Portfolio - Service Class 2
        VIP Equity-Income Portfolio - Service Class 2
        VIP Growth Portfolio - Service Class 2
        VIP Index 500 Portfolio
        VIP Overseas Portfolio

Franklin Templeton Variable Insurance Products Trust:
        Templeton Foreign Securities Fund - Class 2/(8)/
        Templeton Global Asset Allocation Fund - Class 2/(9)/

Janus Aspen Series - Service Shares:
        Aggressive Growth Portfolio
        International Growth Portfolio
        Worldwide Growth Portfolio

J.P. Morgan Series Trust II:
        JPMorgan Small Company Portfolio/(10)/

LEVCO Series Trust:
        LEVCO Equity Value Fund

MFS Variable Insurance Trust:
        MFS Capital Opportunities Series
        MFS Emerging Growth Series
        MFS New Discovery Series
        MFS Research Series

Navellier Variable Insurance Series Fund, Inc.:
        Navellier Growth Portfolio

Neuberger Berman Advisers Management Trust ("AMT"):
        Balanced Portfolio
        Mid-Cap Growth Portfolio
        Partners Portfolio

PIMCO Variable Insurance Trust Administrative Class:
        PIMCO Real Return Portfolio/(11)/
        PIMCO Short-Term Portfolio/(11)/
        PIMCO Total Return Portfolio/(11)/

Putnam Variable Trust ("VT"):
        Putnam VT Growth and Income Fund - Class IB
        Putnam VT International Growth and Income Fund - Class IB

Royce Capital Fund:
        Royce Small Cap Portfolio

SAFECO Resource Series Trust ("RST"):
        Equity Portfolio
        Growth Opportunities Portfolio

The Universal Institutional Funds, Inc. - Class I Shares ("UIF"):
        Core Plus Fixed Income Portfolio /(12)/
        Emerging Markets Equity Portfolio
        Equity Growth Portfolio
        Global Value Equity Portfolio /(13)/
        High Yield Portfolio
        International Magnum Portfolio
        Mid Cap Value Portfolio
        U.S. Real Estate Portfolio
        Value Portfolio

VALIC Company I (a related party):
        VALIC Company I - International Equities Fund
        VALIC Company I - Mid Cap Index Fund/(14)/
        VALIC Company I - Money Market I Fund/(14)/
        VALIC Company I - Nasdaq-100(R) Index Fund
        VALIC Company I - Science & Technology Fund/(14)/
        VALIC Company I - Small Cap Index Fund
        VALIC Company I - Social Awareness Fund
        VALIC Company I - Stock Index Fund

Van Kampen
        Comstock Fund
        Corporate Bond Fund
        High Income Corporate Bond Fund
        Reserve Fund

NOTES TO FINANCIAL STATEMENTS
SEPARATE ACCOUNT D

NOTE A - ORGANIZATION - CONTINUED

Van Kampen Life Investment Trust - Class I Shares ("LIT"):
        Enterprise Portfolio /(15)/
        Emerging Growth Portfolio
        Government Portfolio /(15)/
        Growth and Income Portfolio /(15)/
        Money Market Portfolio

WM Variable Trust:
        Balanced Portfolio
        Conservative Balanced Portfolio
        Conservative Growth Portfolio
        Equity Income Fund
        Flexible Income Portfolio
        Growth & Income Fund
        Growth Fund
        Income Fund
        International Growth Fund
        Mid Cap Stock Fund
        Money Market Fund
        Short Term Income Fund
        Small Cap Stock Fund
        Strategic Growth Portfolio
        U.S. Government Securities Fund
        West Coast Equity Fund /(16)/

/(1)/ Effective May 1, 2002, AIM V.I. International Equity Fund changed its name to AIM V.I. International Growth Fund
/(2)/ Effective May 1, 2002, AIM V.I. Value Fund changed its name to AIM V.I. Premier Equity Fund.
/(3)/ Effective May 1, 2002 Credit Suisse Warburg Pincus Trust changed its name to Credit Suisse Trust, and the Small Company Growth Portfolio changed its name to Small Cap Growth Portfolio.
/(4)/ Effective November 8, 2002 OFFIT Emerging Markets Bond Fund ceased operation and was replaced by the Evergreen Offit VA Emerging Markets fund
/(5)/ Effective November 8, 2002 OFFIT U.S. Government Securities Fund ceased operation and was replaced by the Evergreen Offit VA U.S. Government Securities Fund
/(6)/ Effective November 8, 2002 a merger combined the Evergreen VA High Income Fund with the OFFIT High Yield Fund.
/(7)/ Effective November 8, 2002 a merger combined the Evergreen VA Strategic Income Fund with the OFFIT Total Return Fund.
/(8)/ Effective May 1, 2002, Templeton International Securities Fund - Class 2 changed its name to Templeton Foreign Securities Fund - Class 2.
/(9)/ Effective May 1, 2002, Templeton Asset Strategy Fund - Class 2 changed its name to Templeton Global Asset Allocation Fund - Class 2.
/(10)/ Effective May 1, 2002, J.P. Morgan Small Company Portfolio changed its name to JPMorgan Small Company Portfolio
/(11)/ Effective May 1, 2002, PIMCO Real Return Bond Portfolio, PIMCO Short-Term Bond Portfolio, and PIMCO Total Return Bond Portfolio changed its name to PIMCO Real Return Portfolio, PIMCO Short-Term Portfolio and PIMCO Total Return Portfolio, respectively.
/(12)/ Effective May 1, 2002 Fixed Income Portfolio changed its name to the Core Plus Fixed Income Portfolio.
/(13)/ Effective May 1, 2002 Global Equity Portfolio changed its name to Global Value Equity Portfolio.
/(14)/ Effective January 1, 2002, North American Funds Variable Product Series I changed its name to VALIC Company I, and the Money Market Fund changed its name to Money Market I Fund and MidCap Index Fund changed its name to Mid Cap Index Fund and T. Rowe Price Science & Technology Fund changed its name to Science & Technology Fund.
/(15)/ Effective May 1, 2002, the Van Kampen Life Investment Trust Strategic Stock Portfolio merged into the Van Kampen Life Investment Trust Growth & Income Portfolio, the Van Kampen Life Investment Trust Asset Allocation Portfolio merged into the Van Kampen Life Investment Trust Enterprise Portfolio and the Van Kampen Life Investment Trust Domestic Income Portfolio merged into the Van Kampen Life Investment Trust Government Portfolio.
/(16)/ Effective March 1, 2002, the Growth Fund of the Northwest changed its name to the West Cost Equity Fund.

        The Variable Annuity Life Insurance Company, an affiliate of the Company, serves as the investment advisor to VALIC Company I.

        In addition to the eighty-five Divisions above, contract owners may allocate funds to a fixed account that is part of the Company's general account. Contract owners should refer to the appropriate contract prospectus for a complete description of the available Funds and the fixed account.

        Net purchases from the contracts are allocated to the Divisions and invested in the Funds in accordance with contract owner instructions and are recorded as principal transactions in the Statements of Changes in Net Assets.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PRESENTATION

        The accompanying financial statements of the Divisions of the Separate Account have been prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP"). A summary of accounting principles followed by the Separate Account and the methods of applying those principles is presented below. For the purpose of comparison with current year financials, all line items have been restated in the 2001 Statements of Changes in Net Assets to combine all products at fund level.

NOTES TO FINANCIAL STATEMENTS
SEPARATE ACCOUNT D

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PRESENTATION - CONTINUED

        Use of estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses during the period. Actual results could differ from those estimates.

        Security valuation - The investments in shares of the Funds are stated at the net asset value of the respective portfolio as determined by the Funds, which value their securities at fair value.

        Security transactions and related investment income - Security transactions are accounted for on the trade date. Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt. Realized gains and losses from security transactions are determined on the basis of identified cost.

        Annuity reserves - For contract owners who select a variable payout option, reserves are initially established based on estimated mortality (where applicable) and other assumptions, including provisions for the risk of adverse deviation from assumptions. The assumed interest rate used to determine annuity payments is 3.5% for all contracts except "deferred load" contracts and contracts issued prior to January 1, 1982, which have an assumed interest rate of 3.0%.

        At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the Company.

        Annuity reserves are calculated according to either the Progressive Annuity Table or the Annuity 2000 Mortality Table, depending on the calendar year of annuitization.

        Federal Income Taxes - The Company is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. As a result, the Separate Account is not taxed as a "Regulated Investment Company" under subchapter M of the Internal Revenue Code. Under existing federal income tax law, the investment income and capital gains from sales of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

NOTE C - ADMINISTRATIVE EXPENSES, MORTALITY AND EXPENSE RISK CHARGES, AND MAINTENANCE CHARGES

        Deductions for administrative expenses and mortality and expense risks assumed by the Company are calculated daily, at an annual rate, on the daily net asset value of the Divisions and are paid to the Company.

        An annual maintenance charge may be imposed on the last day of each contract year during the accumulation period for administrative expenses with respect to each contract. A surrender charge is applicable to certain withdrawal amounts and is payable to the Company. The deductions are as follows for the year ended December 31, 2002:

                                                                          Administrative
                                                                             Expenses,
                                                                        Mortality & Expense                Annual
                                                                               Risks                    Maintenance
                          Contracts                                         Annual Rate                     Charge
----------------------------------------------------------------------  -------------------   --------------------------------
   Generations........................................................          1.40%         Optional at Contract Anniversary
   Platinum Investor .................................................          1.35%                        N/A
   Select Reserve.....................................................          0.40%                        N/A
   VAriety Plus.......................................................          1.55%                     $   36
   WM Advantage ......................................................          1.40%                        N/A
   WM Strategic Asset Manager.........................................          1.40%                     $   35
   Other Separate Account D Contracts (deferred load).................          1.25%                     $   30
   Other Separate Account D Contracts (Issued prior to Jan. 1, 1982)..          0.75%                        N/A

        The Funds pay their respective investment advisers a monthly fee based on the fund's average net asset value.

        For WM Advantage and WM Strategic Asset Manager contracts, for investment advisory services, monthly fees are paid to WM Advisors, Inc. (and sub-advisors as the Growth and International Growth Funds employ sub-advisors) and WM Shareholder Services, Inc. by each portfolio and underlying fund, respectively, based upon a percentage of the average net assets of such portfolio or underlying fund. While the management fee is a significant component of each fund's annual operating costs, each fund pays other expenses, such as legal and audit fees. For its services as administrator, WM Shareholder Services, Inc. is also paid a monthly fee by each portfolio and underlying fund, respectively, based upon a percentage of the average net assets of such portfolio or underlying fund. WM Advisors, Inc. and WM Shareholder Services, Inc. may, from time to time, agree to reimburse the funds for management fees and other expenses above a certain limit.

SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE D - SECURITY PURCHASES AND SALES

For the year ended December 31, 2002, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                                    COST OF            PROCEEDS FROM
                                     DIVISIONS                                     PURCHASES               SALES
---------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund - Class I Shares                             $         177,542      $      494,275
AIM V.I. Premier Equity Fund - Class I Shares                                             636,001           1,950,719
American Century VP Value Fund                                                          1,771,262             461,063
Ayco Growth Fund                                                                          156,306              44,839
Credit Suisse Small Cap Growth Portfolio                                                  178,186              50,577
Dreyfus IP MidCap Stock Portfolio - Initial shares                                        578,109             208,370
Dreyfus VIF Quality Bond Portfolio - Initial shares                                     2,341,656           1,067,378
Dreyfus VIF Small Cap Portfolio - Initial shares                                          885,278             987,505
Dreyfus Socially Responsible Growth Fund - Initial shares                                 247,640           1,300,791
Evergreen Offit VA Emerging Markets Bond Fund - Class 1                                10,627,512           5,933,828
Evergreen Offit VA U.S. Government Securities Fund - Class 1                              527,719                   -
Evergreen VA High Income Fund - Class 1                                                15,927,987           8,370,386
Evergreen VA Strategic Income Fund - Class 1                                                8,981                   -
Fidelity VIP Asset Manager Portfolio - Serivce Class 2                                    789,727             187,395
Fidelity VIP Contrafund Portfolio - Service Class 2                                     1,405,620             440,661
Fidelity VIP Equity-Income Portfolio - Service Class 2                                  1,895,475             895,148
Fidelity VIP Growth Portfolio - Service Class 2                                         2,553,642           2,934,640
Fidelity VIP Asset  Manager Portfolio                                                       4,931             101,866
Fidelity VIP Overseas Portfolio                                                               712              13,667
Fidelity VIP Index  500 Portfolio                                                             975             101,811
Franklin Templeton Global  Asset Allocation Fund- Class 2                                  57,418             351,634
Franklin Templeton Foreign  Securities Fund - Class 2                                     330,393             580,228
JPMorgan Small Company Portfolio                                                          146,305               5,182
Janus Aspen Series Aggressive Growth Portfolio - Service Shares                           320,398             181,743
Janus Aspen Series International Growth Portfolio - Service Shares                        141,728             115,914
Janus Aspen Series Worldwide Growth Portfolio - Service Shares                            339,625             184,000
LEVCO Equity Value Fund                                                                    50,178              92,009
MFS Capital Opportunities Series                                                          677,198             303,716
MFS Emerging Growth Series                                                                368,614           1,850,022
MFS New Discovery Series                                                                  414,352             169,309
MFS Research Series                                                                       458,387             220,618
Navellier Growth Portfolio                                                                857,759           1,207,160
Neuberger Berman AMT Balanced Portfolio                                                       234                   -
Neuberger Berman AMT Partners Portfolio                                                       253              12,503
Neuberger Berman AMT Mid Cap Growth Portfolio                                             359,081             159,442
OFFIT VIF Emerging Markets Bond Fund                                                    5,805,761          11,687,017
OFFIT VIF High Yield Fund                                                               8,890,760          30,923,905
OFFIT VIF Total Return Fund                                                                   813               8,541
OFFIT VIF U.S. Government Securities Fund                                                 719,495          12,708,371
PIMCO Real Return Portfolio Administrative Class                                        3,166,668           1,043,534
PIMCO Short-Term  Portfolio Administrative Class                                        1,351,391              88,052
PIMCO Total Return Portfolio Administrative Class                                       2,707,263             716,360
Putnam VT Growth and Income Fund - Class IB                                             1,577,751             616,905
Putnam VT International Growth and Income Fund - Class IB                                 261,269              79,787
Royce Small  Cap Portfolio                                                                474,463             498,707
SAFECO RST-Equity Portfolio                                                               106,470             449,799
SAFECO RST-Growth Opportunities Portfolio                                                 521,197             845,269
UIF Emerging Markets Equity Portfolio - Class I Shares                                     61,847             644,622
UIF Equity Growth Portfolio - Class I Shares                                              417,799           3,798,160
UIF Core Plus Fixed Income Portfolio - Class I Shares                                     939,725           1,041,254
UIF Global Value Equity  Portfolio - Class I Shares                                       372,663           1,391,141
UIF High Yield  Portfolio - Class I Shares                                                982,730           1,732,831
UIF International  Magnum  Portfolio - Class I Shares                                     117,884           1,390,774
UIF Mid Cap Value Portfolio - Class I Shares                                              451,274           3,880,788
UIF US Real Estate Porfolio - Class I Shares                                              687,947           1,039,462
UIF Value  Portfolio - Class I  Shares                                                    799,616           1,797,842
VALIC Company I International Equities Fund                                                55,447             199,984
VALIC Company I  Mid Cap Index Fund                                                     1,046,412           2,326,507
VALIC Company I  Money Market 1 Fund                                                    7,392,556           9,960,297
VALIC Company I Nasdaq-100 Index  Fund                                                    322,264             206,514
VALIC Company I Science & Technology Fund                                                 185,107              48,861
VALIC Company I Small  Cap Index Fund                                                     384,120             234,049
VALIC Company I Social  Awareness Fund                                                         68                   -
VALIC Company I Stock Index Fund                                                        1,252,324           2,092,272

SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE D - SECURITY PURCHASES AND SALES - CONTINUED

For the year ended December 31, 2002, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                  COST OF       PROCEEDS FROM
                          DIVISIONS                              PURCHASES          SALES
------------------------------------------------------------   --------------   --------------
Van Kampen Comstock Fund                                            2,167,933        1,452,451
Van Kampen Corporate Bond Fund                                         92,797            1,434
Van Kampen High Income Corporate Bond Fund                            708,211          617,216
Van Kampen LIT Asset Allocation Portfolio - Class I Shares             35,432          848,961
Van Kampen LIT Domestic Income Portfolio - Class I Shares             774,197        8,216,322
Van Kampen LIT Emerging Growth Portfolio - Class I Shares             553,277        6,621,341
Van Kampen LIT Enterprise Portfolio- Class I Shares                 1,230,586        5,646,751
Van Kampen LIT Government Portfolio - Class I Shares                9,744,788        2,873,844
Van Kampen LIT Growth & Income - Class I Shares                    14,467,064        8,028,496
Van Kampen LIT Money Market Portfolio Class I Shares                4,179,900        5,240,911
Van Kampen LIT Strategic Stock - Class I Shares                       531,595       12,611,312
Van Kampen Reserve Fund                                               986,218        2,002,493
WM VT Balanced Portfolio                                           14,746,923       64,983,715
WM VT Conservative Balanced Portfolio                               2,605,453        3,186,503
WM VT Conservative Growth Portfolio                                10,940,856       68,151,419
WM VT Equity Income Fund                                            4,675,550        4,811,420
WM VT Flexible Income Portfolio                                    16,059,661        7,326,671
WM VT Growth & Income Fund                                          1,936,253       22,775,024
WM VT Growth Fund                                                     665,258       27,602,465
WM VT Income Fund                                                   6,101,919        8,791,507
WM VT International Growth Fund                                       316,237        3,913,107
WM VT Mid Cap Stock Fund                                            2,140,045        1,527,339
WM VT Money Market Fund                                            20,197,034       18,714,718
WM VT Short Term Income Fund                                        4,098,515        4,922,242
WM VT Small Cap Stock Fund                                          2,034,128        6,285,600
WM VT Strategic Growth Portfolio                                    5,292,232       19,634,106
WM VT U.S. Government Securities Fund                              21,247,029       11,270,553
WM VT West Coast Equity Fund                                        3,067,892        6,841,496
                                                               --------------   --------------

Total                                                          $  237,887,251   $  457,329,421
                                                               ==============   ==============

SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE E - INVESTMENTS

     The following is a summary of fund shares owned as of December 31, 2002.

                                                                                            NET            VALUE
                                                                                           ASSET         OF SHARES
                            DIVISIONS                                    SHARES            VALUE         AT MARKET
------------------------------------------------------------------   --------------   --------------   --------------
AIM V.I. International Growth Fund - Class I Shares                     177,177.327   $        12.49   $    2,212,945
AIM V.I. Premier Equity Fund - Class I Shares                           496,086.240            16.22        8,046,519
American Century VP Value Fund                                          344,415.822             6.12        2,107,825
Ayco Growth Fund                                                         27,785.120             6.65          184,771
Credit Suisse Small Cap Portfolio                                        26,651.845             9.29          247,596
Dreyfus IP MidCap Stock Portfolio - Initial shares                       59,318.568            12.04          714,196
Dreyfus VIF Quality Bond Portfolio - Initial shares                     746,510.354            11.65        8,696,846
Dreyfus VIF Small Cap Portfolio - Initial shares                        156,140.456            28.40        4,434,389
Dreyfus Socially Responsible Growth Fund - Initial shares               170,371.087            18.90        3,220,014
Evergreen Offit VA Emerging Markets Bond Fund - Class 1                 716,060.421             6.80        4,869,211
Evergreen Offit VA U.S. Government Securities Fund - Class 1             47,584.043            11.23          534,369
Evergreen VA High Income Fund - Class 1                                 753,601.225             9.93        7,483,260
Evergreen VA Strategic Income Fund - Class 1                                892.824             9.88            8,821
Fidelity VIP Asset Manager Portfolio - Service Class 2                   75,351.228            12.59          948,672
Fidelity VIP Contrafund Portfolio - Service Class 2                     117,129.100            17.95        2,102,467
Fidelity VIP Equity-Income Portfolio - Service Class 2                  177,924.820            18.00        3,202,647
Fidelity VIP Growth Portfolio - Service Class 2                          94,114.402            23.21        2,184,395
Fidelity VIP Asset Manager Portfolio                                      9,585.296            12.75          122,213
Fidelity VIP Overseas Portfolio                                           6,066.841            10.98           66,614
Fidelity VIP Index 500 Portfolio                                            640.599            99.92           64,009
Franklin Templeton Global Asset Allococation Fund - Class 2             113,880.059            14.49        1,650,122
Franklin Templeton Foreign Securities Fund - Class 2                    121,901.354             9.42        1,148,311
JPMorgan Small Company Porfolio                                          18,809.209            10.34          194,487
Janus Aspen Series Aggressive Growth Portfolio - Service Shares          44,130.059            15.62          689,312
Janus Aspen Series International Growth Portfolio - Service Shares       14,180.715            17.18          243,625
Janus Aspen Series Worldwide Growth Portfolio - Service Shares           40,265.335            20.95          843,559
LEVCO Equity Value Fund                                                  18,628.663             7.91          147,353
MFS Capital Opportunities Series                                        153,009.325             9.53        1,458,179
MFS Emerging Growth Series                                              433,355.788            11.91        5,161,267
MFS New Discovery Series                                                 66,948.662            10.44          698,944
MFS Research Series                                                      86,100.791            10.78          928,167
Navellier Growth Portfolio                                              212,227.958            10.24        2,173,214
Neuberger Berman AMT Balanced Portfolio                                   1,088.594             7.81            8,502
Neuberger Berman AMT Partners Portfolio                                   2,690.655            11.40           30,673
Neuberger Berman AMT Mid Cap Growth Portfolio                            32,935.444            11.97          394,237
PIMCO Real Return Portfolio Administrative Class                        437,079.827            11.90        5,201,250
PIMCO Short-Term Portfolio Administrative Class                         188,301.371            10.08        1,898,078
PIMCO Total Return Portfolio Administrative Class                       479,345.325            10.23        4,903,703
Putnam VT Growth and Income Fund - Class IB                             118,674.825            18.64        2,212,099
Putnam VT International Growth and Income Fund - Class IB                47,189.063             8.35          394,029
Royce Small Cap Portfolio                                                84,797.501             5.71          484,194
SAFECO RST-Equity Portfolio                                             117,965.818            18.07        2,131,642
SAFECO RST-Growth Opportunities Portfolio                               182,956.953            13.60        2,488,215
UIF Emerging Markets Equity Portfolio - Class I Shares                  253,898.738             6.04        1,533,548
UIF Equity Growth Portfolio - Class I Shares                          1,056,487.557            10.23       10,807,868
UIF Core Plus Fixed Income Portfolio - Class I Shares                   360,017.789            11.12        4,003,398
UIF Global Value Equity Portfolio - Class I Shares                      581,051.251             9.84        5,717,544
UIF High Yield Portfolio - Class I Shares                             1,104,104.946             5.64        6,227,152
UIF International Magnum Portfolio - Class I Shares                     469,061.410             7.78        3,649,297
UIF Mid Cap Value Portfolio - Class I Shares                          1,065,105.259            10.48       11,162,303
UIF US Real Estate Porfolio - Class I Shares                            307,855.293            11.33        3,488,000
UIF Value Portfolio - Class I Shares                                    990,463.461             9.83        9,736,256
VALIC Company I International Equities Fund                              152,876.16             5.30          810,244
VALIC Company I Mid Cap Index Fund                                      383,298.810            14.14        5,419,845
VALIC Company I Money Market 1 Fund                                  17,324,072.930             1.00       17,324,073
VALIC Company I Nasdaq-100 Index Fund                                   198,824.552             2.76          548,756
VALIC Company I Science & Technology Fund                                52,258.483             7.48          390,893
VALIC Company I Small Cap Index Fund                                     38,393.995             9.42          361,671
VALIC Company I Social Awareness Fund                                       147.824            14.18            2,096
VALIC Company I Stock Index Fund                                        327,798.098            24.23        7,942,548

                                                                                        UNREALIZED
                                                                         COST OF       APPRECIATION/
                            DIVISIONS                                  SHARES HELD    (DEPRECIATION)
------------------------------------------------------------------   --------------   --------------
AIM V.I. International Growth Fund - Class I Shares                  $    3,744,228   $   (1,531,283)
AIM V.I. Premier Equity Fund - Class I Shares                            14,578,310       (6,531,791)
American Century VP Value Fund                                            2,376,964         (269,139)
Ayco Growth Fund                                                            234,196          (49,425)
Credit Suisse Small Cap Portfolio                                           290,668          (43,072)
Dreyfus IP MidCap Stock Portfolio - Initial shares                          806,876          (92,680)
Dreyfus VIF Quality Bond Portfolio - Initial shares                       8,473,159          223,687
Dreyfus VIF Small Cap Portfolio - Initial shares                          6,367,193       (1,932,804)
Dreyfus Socially Responsible Growth Fund - Initial shares                 6,128,199       (2,908,185)
Evergreen Offit VA Emerging Markets Bond Fund - Class 1                   4,711,951          157,260
Evergreen Offit VA U.S. Government Securities Fund - Class 1                527,719            6,650
Evergreen VA High Income Fund - Class 1                                   7,563,223          (79,963)
Evergreen VA Strategic Income Fund - Class 1                                  8,981             (160)
Fidelity VIP Asset Manager Portfolio - Service Class 2                    1,013,223          (64,551)
Fidelity VIP Contrafund Portfolio - Service Class 2                       2,287,918         (185,451)
Fidelity VIP Equity-Income Portfolio - Service Class 2                    3,864,137         (661,490)
Fidelity VIP Growth Portfolio - Service Class 2                           2,883,176         (698,781)
Fidelity VIP Asset Manager Portfolio                                        140,947          (18,734)
Fidelity VIP Overseas Portfolio                                             115,076          (48,462)
Fidelity VIP Index 500 Portfolio                                             82,658          (18,649)
Franklin Templeton Global Asset Allococation Fund - Class 2               2,072,264         (422,142)
Franklin Templeton Foreign Securities Fund - Class 2                      1,795,151         (646,840)
JPMorgan Small Company Porfolio                                             236,650          (42,163)
Janus Aspen Series Aggressive Growth Portfolio - Service Shares             979,703         (290,391)
Janus Aspen Series International Growth Portfolio - Service Shares          316,364          (72,739)
Janus Aspen Series Worldwide Growth Portfolio - Service Shares            1,142,760         (299,201)
LEVCO Equity Value Fund                                                     194,272          (46,919)
MFS Capital Opportunities Series                                          2,014,083         (555,904)
MFS Emerging Growth Series                                               11,806,395       (6,645,128)
MFS New Discovery Series                                                    912,709         (213,765)
MFS Research Series                                                       1,192,393         (264,226)
Navellier Growth Portfolio                                                3,144,404         (971,190)
Neuberger Berman AMT Balanced Portfolio                                      10,995           (2,493)
Neuberger Berman AMT Partners Portfolio                                      43,487          (12,814)
Neuberger Berman AMT Mid Cap Growth Portfolio                               486,626          (92,389)
PIMCO Real Return Portfolio Administrative Class                          4,825,282          375,968
PIMCO Short-Term Portfolio Administrative Class                           1,891,634            6,444
PIMCO Total Return Portfolio Administrative Class                         4,823,292           80,411
Putnam VT Growth and Income Fund - Class IB                               2,672,941         (460,842)
Putnam VT International Growth and Income Fund - Class IB                   452,207          (58,178)
Royce Small Cap Portfolio                                                   567,550          (83,356)
SAFECO RST-Equity Portfolio                                               3,333,244       (1,201,602)
SAFECO RST-Growth Opportunities Portfolio                                 3,807,286       (1,319,071)
UIF Emerging Markets Equity Portfolio - Class I Shares                    2,580,981       (1,047,433)
UIF Equity Growth Portfolio - Class I Shares                             19,106,357       (8,298,489)
UIF Core Plus Fixed Income Portfolio - Class I Shares                     3,881,628          121,770
UIF Global Value Equity Portfolio - Class I Shares                        7,399,102       (1,681,558)
UIF High Yield Portfolio - Class I Shares                                 9,631,587       (3,404,435)
UIF International Magnum Portfolio - Class I Shares                       5,562,223       (1,912,926)
UIF Mid Cap Value Portfolio - Class I Shares                             15,636,173       (4,473,870)
UIF US Real Estate Porfolio - Class I Shares                              3,578,312          (90,312)
UIF Value Portfolio - Class I Shares                                     11,520,700       (1,784,444)
VALIC Company I International Equities Fund                               1,473,178         (662,934)
VALIC Company I Mid Cap Index Fund                                        7,157,267       (1,737,422)
VALIC Company I Money Market 1 Fund                                      17,324,073                -
VALIC Company I Nasdaq-100 Index Fund                                       792,768         (244,012)
VALIC Company I Science & Technology Fund                                   660,257         (269,364)
VALIC Company I Small Cap Index Fund                                        395,897          (34,226)
VALIC Company I Social Awareness Fund                                         3,429           (1,333)
VALIC Company I Stock Index Fund                                         12,585,555       (4,643,007)

SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE E - INVESTMENTS - CONTINUED

     The cost of fund shares is the same for financial reporting and federal income tax purposes. The following is a summary of fund shares owned as of December 31, 2002.

                                                                                            NET             VALUE
                                                                                           ASSET          OF SHARES
                            DIVISIONS                                    SHARES            VALUE          AT MARKET
------------------------------------------------------------------   --------------   --------------   ---------------
Van Kampen Comstock Fund                                                473,946.069            12.34         5,848,494
Van Kampen Corporate Bond Fund                                           73,464.540             6.53           479,723
Van Kampen High Income Corporate Bond Fund                            1,767,927.807             3.17         5,604,331
Van Kampen LIT Emerging Growth Portfolio - Class I Shares               967,908.251            19.09        18,477,368
Van Kampen LIT Enterprise Portfolio - Class I Shares                  1,985,301.165            10.48        20,805,956
Van Kampen LIT Government Portfolio - Class I Shares                  1,420,391.822             9.82        13,948,248
Van Kampen LIT Growth & Income - Class I Shares                       3,379,179.821            13.47        45,517,552
Van Kampen LIT Money Market Portfolio Class I Shares                  8,135,587.590             1.00         8,135,588
Van Kampen Reserve Fund                                                 485,206.394             1.00           485,206
WM VT Balanced Portfolio                                             20,707,752.040            12.42       257,190,280
WM VT Conservative Balanced Portfolio                                 1,262,652.569             9.73        12,285,609
WM VT Conservative Growth Portfolio                                  15,772,011.070            12.16       191,787,655
WM VT Equity Income Fund                                              1,622,218.242            11.01        17,860,623
WM VT Flexible Income Portfolio                                       5,322,506.564            12.41        66,052,306
WM VT Growth & Income Fund                                            3,788,636.818            13.45        50,957,165
WM VT Growth Fund                                                     5,446,530.282             9.32        50,761,662
WM VT Income Fund                                                     2,677,231.774            10.79        28,887,331
WM VT International Growth Fund                                         962,408.775             8.51         8,190,099
WM VT Mid Cap Stock Fund                                                526,816.331            11.49         6,053,119
WM VT Money Market Fund                                              29,589,307.620             1.00        29,589,308
WM VT Short Term Income  Fund                                         4,937,733.996             2.65        13,084,995
WM VT Small Cap Stock Fund                                            1,866,505.766             5.49        10,247,117
WM VT Strategic Growth Portfolio                                      4,679,209.739            12.55        58,724,082
WM VT U.S. Government Securities Fund                                 4,597,963.123            11.05        50,807,493
WM VT West Coast Equity Fund                                          1,417,268.841            12.69        17,985,142
                                                                                                       ---------------

Total                                                                                                  $ 1,165,826,885
                                                                                                       ===============
                                                                                        UNREALIZED
                                                                         COST OF       APPRECIATION/
                            DIVISIONS                                  SHARES HELD    (DEPRECIATION)
------------------------------------------------------------------   ---------------   --------------
Van Kampen Comstock Fund                                                   7,411,091       (1,562,597)
Van Kampen Corporate Bond Fund                                               486,992           (7,269)
Van Kampen High Income Corporate Bond Fund                                 9,743,960       (4,139,629)
Van Kampen LIT Emerging Growth  Portfolio - Class I Shares                39,218,536      (20,741,168)
Van Kampen LIT Enterprise Portfolio - Class I Shares                      41,339,623      (20,533,667)
Van Kampen LIT Government Portfolio - Class I Shares                      12,972,768          975,480
Van Kampen LIT Growth & Income - Class I Shares                           51,763,074       (6,245,522)
Van Kampen LIT Money Market Portfolio Class I Shares                       8,135,588                -
Van Kampen Reserve Fund                                                      485,206                -
WM VT Balanced Portfolio                                                 302,064,161      (44,873,881)
WM VT Conservative Balanced Portfolio                                     12,405,715         (120,106)
WM VT Conservative Growth Portfolio                                      260,819,340      (69,031,685)
WM VT Equity Income Fund                                                  18,645,154         (784,531)
WM VT Flexible Income Portfolio                                           63,584,073        2,468,233
WM VT Growth & Income Fund                                                67,171,526      (16,214,361)
WM VT Growth Fund                                                        133,127,622      (82,365,960)
WM VT Income Fund                                                         26,258,241        2,629,090
WM VT International Growth Fund                                           12,161,792       (3,971,693)
WM VT Mid Cap Stock Fund                                                   6,425,649         (372,530)
WM VT Money Market Fund                                                   29,589,308                -
WM VT Short Term Income Fund                                              12,257,948          827,047
WM VT Small Cap Stock Fund                                                24,207,568      (13,960,451)
WM VT Strategic Growth Portfolio                                          88,807,411      (30,083,329)
WM VT U.S. Government Securities Fund                                     47,651,121        3,156,372
WM VT West Coast Equity Fund                                              23,512,199       (5,527,057)
                                                                     ---------------   --------------

Total                                                                $ 1,534,455,647   $ (368,628,762)
                                                                     ===============   ==============

SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS

Summary of Changes in Units for the Year Ended December 31, 2002

                                                                    DIVISIONS
                                      --------------------------------------------------------------------

                                          Van Kampen LIT          Van Kampen LIT            Van Kampen
                                         Domestic Income         Emerging Growth         LIT Enterprise
                                       Portfolio - Class I     Portfolio - Class I     Portfolio - Class I
GENERATIONS DIVISIONS:                       Shares                  Shares                  Shares
                                      --------------------    --------------------    --------------------
Units, at the Beginning of the Year            468,951.028           2,640,560.551           1,459,628.571
Units, Purchased                                 1,508.528               2,868.807               1,537.043
Units, Transferred between Funds              (455,761.189)           (271,847.355)           (107,404.499)
Units, Withdrawn                               (14,698.368)           (295,126.047)           (152,512.664)
                                      --------------------    --------------------    --------------------
Units, at the End of the Year                            -           2,076,455.956           1,201,248.451
                                      ====================    ====================    ====================
                                                                    DIVISIONS
                                      --------------------------------------------------------------------

                                         Van Kampen LIT          Van Kampen LIT           Van Kampen
                                           Government              Growth and              LIT Money
                                      Portfolio - Class I      Income Portfolio -     Market Portfolio -
GENERATIONS DIVISIONS:                      Shares              Class I Shares          Class I Shares
                                      --------------------    --------------------    --------------------
Units, at the Beginning of the Year            543,214.486           5,717,702.838             723,757.184
Units, Purchased                                 1,117.836              18,976.693                 743.954
Units, Transferred between Funds               515,860.343           1,155,167.986             220,980.521
Units, Withdrawn                              (130,282.325)           (714,966.788)           (320,774.299)
                                      --------------------    --------------------    --------------------
Units, at the End of the Year                  929,910.340           6,176,880.729             624,707.360
                                      ====================    ====================    ====================

                                         Van Kampen LIT          UIF Core Plus            UIF Emerging
                                         Strategic Stock         Fixed Income            Markets Equity
                                       Portfolio - Class I     Portfolio - Class I     Portfolio - Class I
                                             Shares                  Shares                  Shares
                                      --------------------    --------------------    --------------------
Units, at the Beginning of the Year          1,672,410.264             606,065.697             617,360.746
Units, Purchased                                   131.950               1,370.733               8,913.543
Units, Transferred between Funds            (1,613,027.710)             61,886.082            (111,465.452)
Units, Withdrawn                               (59,514.504)            (95,487.886)            (50,558.066)
                                      --------------------    --------------------    --------------------
Units, at the End of the Year                            -             573,834.626             464,250.771
                                      ====================    ====================    ====================

                                           UIF Equity              UIF Global            UIF High Yield
                                       Growth Portfolio -      Equity Portfolio -       Portfolio - Class
                                         Class I Shares          Class I Shares          Class I Shares
                                      --------------------    --------------------    --------------------
Units, at the Beginning of the Year          2,049,514.426           1,184,348.092           1,335,820.783
Units, Purchased                                 5,526.381               8,827.260                 128.581
Units, Transferred between Funds               (95,436.148)            (38,277.415)           (105,117.655)
Units, Withdrawn                              (321,335.068)           (135,541.854)           (165,644.774)
                                      --------------------    --------------------    --------------------
Units, at the End of the Year                1,638,269.591           1,019,356.083           1,065,186.935
                                      ====================    ====================    ====================

                                       UIF International
                                             Magnum               UIF Mid Cap            UIF U.S. Real              UIF Value
                                      Portfolio - Class I       Value Portfolio -      Estate Portfolio -     Portfolio - Class I
                                             Shares              Class I Shares          Class I Shares              Shares
                                      --------------------    --------------------    --------------------    --------------------
Units, at the Beginning of the Year          1,200,893.152           2,132,481.405             399,000.946           2,051,239.942
Units, Purchased                                   501.632               1,938.314               1,835.933               2,499.042
Units, Transferred between Funds              (150,341.673)           (172,899.710)             (8,926.236)             27,497.300
Units, Withdrawn                              (134,765.547)           (271,457.365)            (40,441.692)           (199,759.224)
                                      --------------------    --------------------    --------------------    --------------------
Units, at the End of the Year                  916,287.564           1,690,062.644             351,468.951           1,881,477.060
                                      ====================    ====================    ====================    ====================

                                        Van Kampen LIT           Van Kampen LIT           UIF Emerging
                                        Emerging Growth            Enterprise           Markets - Equity
                                      Portfolio - Class I     Portfolio - Class I     Portfolio - Class I
CONTRACTS IN ANNUITY PERIOD:                Shares                   Shares                  Shares
                                      --------------------    --------------------    --------------------
Units, at the Beginning of the Year             62,142.645                 539.358               2,431.609
Units, Transferred from Accumulation                     -                       -                       -
Units, Annuity Benefits                         (3,051.534)               (141.911)               (639.716)
                                      --------------------    --------------------    --------------------
Units, at the End of the Year                   59,091.111                 397.447               1,791.893
                                      ====================    ====================    ====================

                                          UIF Global           UIF International          UIF Mid Cap
                                      Equity Portfolio -        Magnum Portfolio       Value Portfolio -
CONTRACTS IN ANNUITY PERIOD:            Class I Shares          - Class I Shares         Class I Shares
                                      --------------------    --------------------    --------------------
Units, at the Beginning of the Year              1,659.180               1,837.523               1,514.063
Units, Transferred from Accumulation                     -                       -                       -
Units, Annuity Benefits                           (436.551)               (483.474)               (398.368)
                                      --------------------    --------------------    --------------------
Units, at the End of the Year                    1,222.629               1,354.049               1,115.695
                                      ====================    ====================    ====================

                                           UIF Value
                                        Portfolio - Class
                                           I Shares
                                      --------------------
Units, at the Beginning of the Year              1,783.223
Units, Transferred from Accumulation                     -
Units, Annuity Benefits                           (469.186)
                                      --------------------
Units, at the End of the Year                    1,314.037
                                      ====================

                                            AIM V.I.
                                         International          AIM V.I. Premier             American
                                         Growth Fund -           Equity Fund -             Century VP
PLATINUM INVESTOR DIVISIONS:             Class I Shares          Class I Shares            Value Fund
                                      --------------------    --------------------    --------------------
Units, at the Beginning of the Year            368,194.689           1,573,032.898             103,695.591
Units, Purchased                                 5,980.188              47,323.739              31,921.061
Units, Transferred between Funds               (11,825.916)            (73,384.636)             75,634.637
Units, Withdrawn                               (33,875.589)           (160,905.257)             (7,180.293)
                                      --------------------    --------------------    --------------------
Units, at the End of the Year                  328,473.372           1,386,066.744             204,070.996
                                      ====================    ====================    ====================

                                                                                           Dreyfus IP
                                                                 Credit Suisse            MidCap Stock
                                          Ayco Growth              Small Cap           Portfolio - Initial
PLATINUM INVESTOR DIVISIONS:                  Fund               Growth Portfolio             shares
                                      --------------------    --------------------    --------------------
Units, at the Beginning of the Year             15,280.445              27,601.175              51,193.514
Units, Purchased                                   390.217               3,411.433               8,343.908
Units, Transferred between Funds                15,430.372              20,553.893              33,806.274
Units, Withdrawn                                (2,831.280)             (1,769.362)             (4,852.694)
                                      --------------------    --------------------    --------------------
Units, at the End of the Year                   28,269.754              49,797.139              88,491.002
                                      ====================    ====================    ====================

SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the Year Ended December 31, 2002

                                                                        DIVISIONS
                                           --------------------------------------------------------------------
                                                The Dreyfus
                                                 Socially              Dreyfus VIF             Dreyfus VIF
                                                Responsible           Quality Bond              Small Cap
                                            Growth Fund, Inc.-         Portfolio -          Portfolio - Initial
PLATINUM INVESTOR DIVISIONS - CONTINUED:     Initial shares           Initial shares              shares
                                           --------------------    --------------------    --------------------
Units, at the Beginning of the Year                 733,120.949             611,881.315             499,985.117
Units, Purchased                                     10,715.277              23,325.928              17,138.659
Units, Transferred between Funds                    (75,969.770)            104,576.720               9,620.991
Units, Withdrawn                                    (89,313.285)            (46,315.492)            (43,165.514)
                                           --------------------    --------------------    --------------------
Units, at the End of the Year                       578,553.171             693,468.471             483,579.253
                                           ====================    ====================    ====================

                                                                        DIVISIONS
                                           --------------------------------------------------------------------
                                               Fidelity VIP
                                                  Asset               Fidelity VIP             Fidelity VIP
                                                 Manager               Contrafund             Equity-Income
                                               Portfolio -             Portfolio -             Portfolio -
                                              Service Class           Service Class           Service Class
PLATINUM INVESTOR DIVISIONS - CONTINUED:             2                       2                       2
                                           --------------------    --------------------    --------------------
Units, at the Beginning of the Year                  49,827.869             167,875.923             312,487.777
Units, Purchased                                     17,688.895              42,357.097              58,878.414
Units, Transferred between Funds                     54,696.501              90,709.677              68,550.326
Units, Withdrawn                                     (7,100.509)            (16,002.396)            (24,961.088)
                                           --------------------    --------------------    --------------------
Units, at the End of the Year                       115,112.756             284,940.301             414,955.429
                                           ====================    ====================    ====================

                                                                        Franklin                Franklin
                                                                       Templeton -             Templeton -
                                                                        Templeton               Templeton
                                               Fidelity VIP              Foreign               Global Asset
                                            Growth Portfolio -          Securities          Allocation Fund -
                                             Service Class 2          Fund - Class 2             Class 2
                                           --------------------    --------------------    --------------------
Units, at the Beginning of the Year                 526,862.074             199,319.779             221,591.314
Units, Purchased                                     48,044.134               4,250.941               2,907.027
Units, Transferred between Funds                    144,033.282             (15,479.866)             (5,183.066)
Units, Withdrawn                                   (280,262.452)            (25,796.371)            (31,474.138)
                                           --------------------    --------------------    --------------------
Units, at the End of the Year                       438,677.038             162,294.483             187,841.137
                                           ====================    ====================    ====================

                                                                       Janus Aspen             Janus Aspen
                                                                          Series                 Series
                                                 JPMorgan               Aggressive            International
                                                   Small             Growth Portfolio        Growth Portfolio
                                                  Company            - Service Shares        - Service Shares
                                           --------------------    --------------------    --------------------
Units, at the Beginning of the Year                  11,730.941             176,557.709              45,032.676
Units, Purchased                                      3,286.494              27,219.573               5,715.075
Units, Transferred between Funds                     14,772.498              26,038.188               2,542.956
Units, Withdrawn                                       (390.329)            (19,564.927)             (4,109.014)
                                           --------------------    --------------------    --------------------
Units, at the End of the Year                        29,399.604             210,250.543              49,181.693
                                           ====================    ====================    ====================

                                               Janus Aspen
                                             Series Worldwide
                                            Growth Portfolio -           MFS Capital            MFS Emerging
                                              Service Shares            Opportunities           Growth Series
                                           --------------------    --------------------    --------------------
Units, at the Beginning of the Year                 142,778.098             251,397.701           1,119,192.619
Units, Purchased                                     11,023.932              46,371.939              33,436.672
Units, Transferred between Funds                     26,861.650              43,598.596            (115,373.509)
Units, Withdrawn                                    (13,078.317)            (28,950.966)           (127,817.891)
                                           --------------------    --------------------    --------------------
Units, at the End of the Year                       167,585.363             312,417.270             909,437.891
                                           ====================    ====================    ====================

                                                                                                Neuberger
                                                                                                Berman AMT
                                                 MFS New                                         Mid-Cap
                                                Discovery              MFS Research              Growth
                                                  Series                  Series                Portfolio
                                           --------------------    --------------------    --------------------
Units, at the Beginning of the Year                  87,584.742             144,384.430              53,804.237
Units, Purchased                                     12,696.307              34,159.522              13,871.076
Units, Transferred between Funds                     26,202.284              19,512.796              30,869.664
Units, Withdrawn                                     (7,936.183)            (19,536.185)             (6,917.565)
                                           --------------------    --------------------    --------------------
Units, at the End of the Year                       118,547.150             178,520.563              91,627.412
                                           ====================    ====================    ====================

SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the Year Ended December 31, 2002

                                                                        DIVISIONS
                                           --------------------------------------------------------------------

                                                PIMCO Real             PIMCO Short-             PIMCO Total
                                             Return Portfolio         Term Portfolio         Return Portfolio
                                              Administrative          Administrative          Administrative
PLATINUM INVESTOR DIVISIONS - CONTINUED:          Class                   Class                    Class
                                           --------------------    --------------------    --------------------
Units, at the Beginning of the Year                 234,328.769              59,541.686             251,943.784
Units, Purchased                                     52,724.758              20,309.404              57,969.467
Units, Transferred between Funds                    158,284.148             101,372.689             130,677.756
Units, Withdrawn                                    (41,862.990)             (4,535.061)            (26,540.721)
                                           --------------------    --------------------    --------------------
Units, at the End of the Year                       403,474.685             176,688.718             414,050.286
                                           ====================    ====================    ====================

                                                                        DIVISIONS
                                           --------------------------------------------------------------------

                                                                        Putnam VT
                                                Putnam VT             International
                                                Growth and              Growth and
                                              Income Fund -           Income Fund -            SAFECO RST -
PLATINUM INVESTOR DIVISIONS - CONTINUED:         Class IB                Class IB            Equity Portfolio
                                           --------------------    --------------------    --------------------
Units, at the Beginning of the Year                 203,404.444              34,053.586             426,021.414
Units, Purchased                                     46,270.748               3,703.185               3,964.630
Units, Transferred between Funds                     59,203.228              21,135.020             (10,610.047)
Units, Withdrawn                                    (11,777.954)             (1,865.961)            (46,885.473)
                                           --------------------    --------------------    --------------------
Units, at the End of the Year                       297,100.466              57,025.830             372,490.524
                                           ====================    ====================    ====================

                                                SAFECO RST-
                                                  Growth               UIF Equity             UIF High Yield
                                              Opportunities         Growth Portfolio -     Portfolio - Class I
                                                Portfolio             Class I Shares              Shares
                                           --------------------    --------------------    --------------------
Units, at the Beginning of the Year                 357,970.011             436,478.482             167,070.246
Units, Purchased                                     12,914.053               3,824.807               2,645.258
Units, Transferred between Funds                     (1,354.238)            (39,837.469)             13,671.706
Units, Withdrawn                                    (48,792.869)            (69,390.268)            (17,319.843)
                                           --------------------    --------------------    --------------------
Units, at the End of the Year                       320,736.957             331,075.552             166,067.367
                                           ====================    ====================    ====================

                                                                           VALIC                   VALIC
                                             VALIC Company I -           Company I               Company I
                                              International            Mid Cap Index          Money Market I
                                              Equities Fund                Fund                    Fund
                                           --------------------    --------------------    --------------------
Units, at the Beginning of the Year                 125,217.813             625,471.369           1,708,677.334
Units, Purchased                                      6,772.348              17,799.223              53,310.088
Units, Transferred between Funds                     (7,528.702)            (83,141.572)             88,359.737
Units, Withdrawn                                    (11,871.332)            (51,496.762)           (302,026.208)
                                           --------------------    --------------------    --------------------
Units, at the End of the Year                       112,590.127             508,632.258           1,548,320.951
                                           ====================    ====================    ====================

                                                                          VALIC
                                                  VALIC                 Company I                VALIC
                                                Company I                Science &              Company I
                                                Nasdaq-100              Technology              Small Cap
                                                Index Fund                 Fund                Index Fund
                                           --------------------    --------------------    --------------------
Units, at the Beginning of the Year                 156,378.775             105,845.850              29,778.434
Units, Purchased                                     17,438.410              13,126.478                 771.732
Units, Transferred between Funds                     23,492.646              46,258.566              20,363.121
Units, Withdrawn                                    (11,953.064)            (14,166.246)             (3,801.075)
                                           --------------------    --------------------    --------------------
Units, at the End of the Year                       185,356.767             151,064.648              47,112.212
                                           ====================    ====================    ====================

                                                  VALIC                 Van Kampen            Van Kampen LIT
                                                Company I             LIT Growth and          Strategic Stock
                                               Stock Index            Income - Class        Portfolio - Class I
                                                   Fund                  I Shares                 Shares
                                           --------------------    --------------------    --------------------
Units, at the Beginning of the Year               1,285,989.984                       -             168,076.392
Units, Purchased                                     75,763.421                 301.365              12,439.959
Units, Transferred between Funds                    (60,822.684)            187,753.190            (177,312.321)
Units, Withdrawn                                   (168,566.252)            (11,088.136)             (3,204.030)
                                           --------------------    --------------------    --------------------
Units, at the End of the Year                     1,132,364.469             176,966.419                       -
                                           ====================    ====================    ====================

                                                Evergreen
                                                 OFFIT VA               Evergreen
                                                 Emerging             OFFIT VA U.S.           Evergreen VA
                                               Markets Bond             Government             High Income
                                               Fund - Class          Securities Fund -        Fund - Class
SELECT RESERVE DIVISIONS:                         1 (1)                 Class 1 (1)               1 (1)
                                           --------------------    --------------------    --------------------
Units, at the Beginning of the Year                           -                       -                       -
Units, Purchased                                              -                       -                       -
Units, Transferred between Funds                    744,276.987              81,155.520           1,372,894.431
Units, Withdrawn                                              -                       -                       -
                                           --------------------    --------------------    --------------------
Units, at the End of the Year                       744,276.987              81,155.520           1,372,894.431
                                           ====================    ====================    ====================

                                               Evergreen VA
                                             Strategic Income
                                              Fund - Class 1           LEVCO Equity          Navellier Growth
SELECT RESERVE DIVISIONS:                           (1)                 Value Fund               Portfolio
                                           --------------------    --------------------    --------------------
Units, at the Beginning of the Year                           -              41,903.921             502,962.963
Units, Purchased                                              -                       -                       -
Units, Transferred between Funds                      1,232.885               9,781.304             (26,498.201)
Units, Withdrawn                                              -             (19,656.780)            (34,078.322)
                                           --------------------    --------------------    --------------------
Units, at the End of the Year                         1,232.885              32,028.445             442,386.440
                                           ====================    ====================    ====================

                                                  VALIC                   VALIC                   VALIC
                                                Company I               Company I               Company I
                                              Money Market I          International           Mid Cap Index
                                                   Fund               Equities Fund                Fund
                                           --------------------    --------------------    --------------------
Units, at the Beginning of the Year                 219,247.056              23,271.484              26,641.449
Units, Purchased                                      6,278.099                       -                       -
Units, Transferred between Funds                    (53,967.180)                      -                       -
Units, Withdrawn                                    (91,630.454)             (8,145.501)            (11,169.177)
                                           --------------------    --------------------    --------------------
Units, at the End of the Year                        79,927.521              15,125.983              15,472.272
                                           ====================    ====================    ====================

                                                  VALIC                 OFFIT VIF
                                                Company I               Emerging
                                               Stock Index             Market Bond            OFFIT VIF High
                                                   Fund                   Fund                  Yield Fund
                                           --------------------    --------------------    --------------------
Units, at the Beginning of the Year                  46,316.149           1,007,674.677           4,209,865.383
Units, Purchased                                      4,365.532                       -               3,852.395
Units, Transferred between Funds                        605.695                (840,729)         (1,473,095.545)
Units, Withdrawn                                     (5,810.131)           (166,945.890)         (2,740,622.233)
                                           --------------------    --------------------    --------------------
Units, at the End of the Year                        45,477.245                       -                       -
                                           ====================    ====================    ====================

                                              OFFIT VIF             OFFIT VIF U.S.
                                             Total Return            Government              Royce Small
                                                 Fund              Securities Fund          Cap Portfolio
                                         --------------------    --------------------    --------------------
Units, at the Beginning of the Year                 1,418.517           1,970,857.134              70,668.268
Units, Purchased                                            -              16,719.588              14,659.183
Units, Transferred between Funds                   (1,249.326)              7,937.513             (17,033.652)
Units, Withdrawn                                     (169.191)         (1,995,514.235)                      -
                                         --------------------    --------------------    --------------------
Units, at the End of the Year                               -                       -              68,293.799
                                         ====================    ====================    ====================

SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the Year Ended December 31, 2002

                                                                        DIVISIONS
                                           --------------------------------------------------------------------

                                              Van Kampen LIT          Van Kampen LIT         Van Kampen LIT
                                               Money Market          Domestic Income           Enterprise
                                            Portfolio - Class I     Portfolio - Class I     Portfolio - Class I
VARIETY PLUS DIVISIONS:                           Shares                  Shares                  Shares
                                           --------------------    --------------------    --------------------
Units, at the Beginning of the Year                 112,138.631              89,465.049             166,516.919
Units, Purchased                                              -                       -                  63.658
Units, Transferred between Funds                     12,522.962             (88,691.952)            244,224.615
Units, Withdrawn                                   (124,661.593)               (773.097)           (118,355.070)
                                           --------------------    --------------------    --------------------
Units, at the End of the Year                                 -                       -             292,450.122
                                           ====================    ====================    ====================

                                                                        DIVISIONS
                                           --------------------------------------------------------------------

                                                Van Kampen
                                                   LIT                Van Kampen LIT           Fidelity VIP
                                                Government           Asset Allocation         Asset Manager
                                            Portfolio - Class I    Portfolio - Class I         Portfolio -
VARIETY PLUS DIVISIONS:                          Shares                   Shares             Service Class 2
                                           --------------------    --------------------    --------------------
Units, at the Beginning of the Year                  69,816.440             281,340.012              86,759.585
Units, Purchased                                              -                 163.719                 247.018
Units, Transferred between Funds                     86,383.232            (252,056.036)                      -
Units, Withdrawn                                    (25,219.472)            (29,447.695)            (37,136.962)
                                           --------------------    --------------------    --------------------
Units, at the End of the Year                       130,980.200                       -              49,869.641
                                           ====================    ====================    ====================

                                               FidelityVIP                                    Neuberger &
                                                 Overseas           Fidelity VIP Index         Berman AMT
                                                Portfolio              500 Portfolio        Balanced Portfolio
                                           --------------------    --------------------    --------------------
Units, at the Beginning of the Year                  51,177.703              66,223.592               4,402.701
Units, Purchased                                        438.528                 428.986                 221.702
Units, Transferred between Funds                     (3,760.532)                      -                       -
Units, Withdrawn                                     (4,059.747)            (36,901.305)                 (6.189)
                                           --------------------    --------------------    --------------------
Units, at the End of the Year                        43,795.952              29,751.273               4,618.214
                                           ====================    ====================    ====================
                                               Neuberger &                                       VALIC
                                               Berman AMT             VALIC Company             Company I
                                                Partners              I Stock Index              Social
                                                Portfolio                 Fund                Awareness Fund
                                           --------------------    --------------------    --------------------
Units, at the Beginning of the Year                  24,787.875             105,191.862                 841.339
Units, Purchased                                        312.654                 139.318                       -
Units, Transferred between Funds                     (3,828.138)                      -                       -
Units, Withdrawn                                     (2,715.915)            (10,465.405)                 (0.812)
                                           --------------------    --------------------    --------------------
Units, at the End of the Year                        18,556.476              94,865.775                 840.527
                                           ====================    ====================    ====================

                                              VALIC Company
                                             I International
                                              Equities Fund
                                           --------------------
Units, at the Beginning of the Year                  35,538.075
Units, Purchased                                              -
Units, Transferred between Funds                        508.847
Units, Withdrawn                                        (72.286)
                                           --------------------
Units, at the End of the Year                        35,974.636
                                           ====================

                                                Balanced              Conservative             Conservative
WM ADVANTAGE DIVISIONS:                         Portfolio           Balanced Portfolio       Growth Portfolio
                                           --------------------    --------------------    --------------------
Units, at the Beginning of the Year              36,563,947.966             403,205.942          37,740,781.941
Units, Purchased                                     58,194.503               9,542.686               4,631.925
Units, Transferred between Funds                 (1,086,953.313)            196,255.155          (2,694,376.901)
Units, Withdrawn                                (11,271,537.804)           (261,603.982)         (9,862,127.926)
                                           --------------------    --------------------    --------------------
Units, at the End of the Year                    24,263,651.352             347,399.801          25,188,909.039
                                           ====================    ====================    ====================

                                               Equity Income         Flexible Income
WM ADVANTAGE DIVISIONS:                            Fund                 Portfolio               Growth Fund
                                           --------------------    --------------------    --------------------
Units, at the Beginning of the Year                 596,076.238           2,901,985.912          16,429,369.727
Units, Purchased                                      5,240.638                       -              24,139.798
Units, Transferred between Funds                    404,621.293               4,326.323          (1,476,317.842)
Units, Withdrawn                                   (122,424.565)         (1,060,156.903)         (3,949,756.704)
                                           --------------------    --------------------    --------------------
Units, at the End of the Year                       883,513.604           1,846,155.332          11,027,434.979
                                           ====================    ====================    ====================

SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the Year Ended December 31, 2002

                                                                        DIVISIONS
                                           --------------------------------------------------------------------

WM ADVANTAGE DIVISIONS -                         Growth &                                     International
CONTINUED:                                     Income Fund             Income Fund             Growth Fund
                                           --------------------    --------------------    --------------------
Units, at the Beginning of the Year              13,347,950.741          13,164,293.554           8,560,013.263
Units, Purchased                                     25,677.217              15,665.865              11,594.894
Units, Transferred between Funds                 (1,039,338.234)           (261,642.334)           (666,368.721)
Units, Withdrawn                                 (3,381,142.512)         (3,614,168.417)         (2,065,066.038)
                                           --------------------    --------------------    --------------------
Units, at the End of the Year                     8,953,147.212           9,304,148.668           5,840,173.398
                                           ====================    ====================    ====================

                                                                        DIVISIONS
                                           --------------------------------------------------------------------

WM ADVANTAGE DIVISIONS -                      Mid Cap Stock            Money Market             Short Term
CONTINUED:                                        Fund                     Fund                Income Fund
                                           --------------------    --------------------    --------------------
Units, at the Beginning of the Year                 859,188.609           6,426,487.204           7,912,164.251
Units, Purchased                                        541.091              27,560.777               7,111.254
Units, Transferred between Funds                    150,458.418           3,409,054.247            (184,823.526)
Units, Withdrawn                                   (256,123.339)         (4,842,727.145)         (1,996,081.944)
                                           --------------------    --------------------    --------------------
Units, at the End of the Year                       754,064.779           5,020,375.083           5,738,370.035
                                           ====================    ====================    ====================

                                             Small Cap Stock         Strategic Growth         US Government          West Coast
                                                   Fund                 Portfolio            Securities Fund         Equity Fund
                                           --------------------    --------------------    --------------------    ---------------
Units, at the Beginning of the Year               8,839,422.959           2,014,341.645          11,455,519.864        867,962.981
Units, Purchased                                     20,927.983              20,991.774              43,122.438          3,115.148
Units, Transferred between Funds                   (835,977.178)            (72,803.310)            411,443.144        334,544.681
Units, Withdrawn                                 (2,132,048.133)           (233,017.464)         (3,808,010.886)      (367,814.791)
                                           --------------------    --------------------    --------------------    ---------------
Units, at the End of the Year                     5,892,325.631           1,729,512.645           8,102,074.560        837,808.019
                                           ====================    ====================    ====================    ===============

CONTRACTS IN ANNUITY PERIOD:

                                                Balanced                                     Growth & Income
                                                Portfolio              Growth Fund                Fund
                                           --------------------    --------------------    --------------------
Units, at the Beginning of the Year                 322,263.899               2,325.771               1,789.694
Units, Transferred from Accumulation                          -                       -                       -
Units, Annuity Benefits                             (45,298.867)             (1,467.839)             (1,789.694)
                                           --------------------    --------------------    --------------------
Units, at the End of the Year                       276,965.032                 857.932                       -
                                           ====================    ====================    ====================

                                                                      International            Money Market
                                               Income Fund             Growth Fund                Fund
                                           --------------------    --------------------    --------------------
Units, at the Beginning of the Year                   3,555.264               3,592.419                   4.947
Units, Transferred from Accumulation                          -                       -                       -
Units, Annuity Benefits                                (625.039)             (1,473.470)                      -
                                           --------------------    --------------------    --------------------
Units, at the End of the Year                         2,930.225               2,118.949                   4.947
                                           ====================    ====================    ====================

                                              Short Term           Small Cap Stock         U.S. Government
                                             Income Fund                 Fund              Securities Fund
                                         --------------------    --------------------    --------------------
Units, at the Beginning of the Year                 5,510.361               2,343.981               3,673.490
Units, Transferred from Accumulation                        -                       -                       -
Units, Annuity Benefits                              (196.450)               (806.364)               (592.266)
                                         --------------------    --------------------    --------------------
Units, at the End of the Year                       5,313.911               1,537.617               3,081.224
                                         ====================    ====================    ====================

                                                Strategic
WM STRATEGIC ASSET MANAGER                       Growth                Conservative             Balanced
DIVISIONS:                                      Portfolio            Growth Portfolio           Portfolio
                                           --------------------    --------------------    --------------------
Units, at the Beginning of the Year              11,050,599.132          33,856,563.630          40,969,356.326
Units, Purchased                                     28,367.326             108,161.762             187,920.509
Units, Transferred between Funds                 (1,231,616.071)         (3,594,437.567)         (1,223,165.010)
Units, Withdrawn                                 (1,201,037.377)         (4,206,687.931)         (5,027,267.258)
                                           --------------------    --------------------    --------------------
Units, at the End of the Year                     8,646,313.010          26,163,599.894          34,906,844.567
                                           ====================    ====================    ====================
                                              Conservative
WM STRATEGIC ASSET MANAGER                      Balanced              Flexible Income         Equity Income
DIVISIONS:                                      Portfolio               Portfolio                  Fund
                                           --------------------    --------------------    --------------------
Units, at the Beginning of the Year               2,351,793.582           8,182,975.352           3,246,150.397
Units, Purchased                                        628.836              34,820.199               9,465.875
Units, Transferred between Funds                    245,930.066           2,719,421.904             406,918.974
Units, Withdrawn                                   (336,805.933)         (1,128,283.373)           (573,687.800)
                                           --------------------    --------------------    --------------------
Units, at the End of the Year                     2,261,546.551           9,808,934.082           3,088,847.446
                                           ====================    ====================    ====================

SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the Year Ended December 31, 2002

                                                                   DIVISIONS
                                      --------------------------------------------------------------------

WM STRATEGIC ASSET MANAGER DIVISIONS-      Growth &                                      Mid Cap Stock
CONTINUED:                                Income Fund             Growth Fund                Fund
                                      --------------------    --------------------    --------------------
Units, at the Beginning of the Year          9,551,972.874           8,330,605.412             823,142.998
Units, Purchased                                16,549.417              23,844.260               3,124.724
Units, Transferred between Funds              (857,980.116)         (1,370,082.488)            180,784.534
Units, Withdrawn                            (1,410,430.845)         (1,067,283.968)            (91,909.568)
                                      --------------------    --------------------    --------------------
Units, at the End of the Year                7,300,111.330           5,917,083.216             915,142.688
                                      ====================    ====================    ====================

                                                       DIVISIONS
                                      --------------------------------------------

WM STRATEGIC ASSET MANAGER DIVISIONS-   Small Cap Stock          International
CONTINUED:                                    Fund                Growth Fund
                                      --------------------    --------------------
Units, at the Beginning of the Year          1,240,993.128             781,327.828
Units, Purchased                                 1,105.194                 140.085
Units, Transferred between Funds               (83,677.898)            (39,608.093)
Units, Withdrawn                              (155,793.865)            (98,718.771)
                                      --------------------    --------------------
Units, at the End of the Year                1,002,626.559             643,141.049
                                      ====================    ====================

                                           Short Term            US Government
                                          Income Fund           Securities Fund
                                      --------------------    --------------------
Units, at the Beginning of the Year            520,841.088           3,747,397.969
Units, Purchased                                25,082.357              53,661.389
Units, Transferred between Funds               420,716.641           2,955,238.918
Units, Withdrawn                              (149,698.758)           (701,643.300)
                                      --------------------    --------------------
Units, at the End of the Year                  816,941.328           6,054,654.976
                                      ====================    ====================

                                                                  Money Market             West Coast
                                          Income Fund                 Fund                Equity Fund
                                      --------------------    --------------------    --------------------
Units, at the Beginning of the Year          1,824,297.760           3,412,875.657           3,331,295.113
Units, Purchased                                   610.361              (1,321.803)              8,288.840
Units, Transferred between Funds               706,728.445           2,015,960.404            (167,195.853)
Units, Withdrawn                              (309,691.941)         (1,446,824.305)           (460,047.618)
                                      --------------------    --------------------    --------------------
Units, at the End of the Year                2,221,944.625           3,980,689.953           2,712,340.482
                                      ====================    ====================    ====================

                                              Van Kampen LIT          Van Kampen LIT          Van Kampen LIT
                                               Money Market           Domestic Income           Enterprise
                                           Portfolio - Class I     Portfolio - Class I      Portfolio - Class I
                                             Shares (Deferred         Shares(Deferred        Shares (Deferred
OTHER CONTRACTS DIVISIONS :                       Load)                    Load)                   Load)
                                           --------------------    --------------------    --------------------
Units, at the Beginning of the Year                 521,052.229             494,066.664           1,171,639.827
Units, Purchased                                      8,177.756                       -               3,045.140
Units, Transferred between Funds                     14,371.716            (465,342.447)             (4,761.296)
Units, Withdrawn                                    (23,718.308)            (28,724.217)            (95,124.748)
                                           --------------------    --------------------    --------------------
Units, at the End of the Year                       519,883.393                       -           1,074,798.923
                                           ====================    ====================    ====================

                                              Van Kampen LIT
                                                Government
                                            Portfolio - Class I                                 Van Kampen
                                             Shares (Deferred          Van Kampen             Corporate Bond
OTHER CONTRACTS DIVISIONS :                        Load)              Comstock Fund                Fund
                                           --------------------    --------------------    --------------------
Units, at the Beginning of the Year                           -             277,558.486              68,716.689
Units, Purchased                                              -                       -                       -
Units, Transferred between Funds                    465,207.863              22,835.945              11,907.443
Units, Withdrawn                                    (26,594.410)             (3,115.891)                      -
                                           --------------------    --------------------    --------------------
Units, at the End of the Year                       438,613.453             297,278.540              80,624.132
                                           ====================    ====================    ====================

                                                                        Van Kampen            Van Kampen LIT
                                                                       High Income             Money Market
                                                Van Kampen            Corporate Bond        Portfolio - Class I
                                               Reserve Fund                Fund                   Shares
                                           --------------------    --------------------    --------------------
Units, at the Beginning of the Year                 354,499.543           1,452,384.923             306,491.200
Units, Purchased                                              -                 419.041                       -
Units, Transferred between Funds                   (227,997.243)            (12,867.926)             25,720.660
Units, Withdrawn                                    (15,844.341)           (111,021.249)             (2,783.174)
                                           --------------------    --------------------    --------------------
Units, at the End of the Year                       110,657.959           1,328,914.789             329,428.686
                                           ====================    ====================    ====================

                                              Van Kampen LIT            Van Kampen            Van Kampen LIT
                                              Domestic Income         LIT Enterprise            Government
                                            Portfolio - Class I     Portfolio - Class I     Portfolio - Class I
                                                  Shares                  Shares                  Shares
                                           --------------------    --------------------    --------------------
Units, at the Beginning of the Year                 105,722.883             152,991.247                       -
Units, Purchased                                              -                       -                       -
Units, Transferred between Funds                   (105,414.898)            (17,881.868)            102,318.675
Units, Withdrawn                                       (307.985)            (44,670.043)            (10,232.889)
                                           --------------------    --------------------    --------------------
Units, at the End of the Year                                 -              90,439.336              92,085.786
                                           ====================    ====================    ====================

SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the Year Ended December 31, 2002

CONTRACTS IN ANNUITY PERIOD:

                                                                        DIVISIONS
                                           --------------------------------------------------------------------

                                              Van Kampen LIT            Van Kampen              Van Kampen
                                               Money Market            LIT Domestic           LIT Enterprise
                                            Portfolio - Class I     Income Portfolio -      Portfolio - Class I
                                             Shares (Deferred         Class I Shares             Shares
                                                  Load)              (Deferred Load)         (Deferred Load)
                                           --------------------    --------------------    --------------------
Units, at the Beginning of the Year                  36,631.060              13,743.955              10,382.647
Units, Transferred from Accumulation                  2,386.238                                       1,160.579
Units, Annuity Benefits                              (6,014.579)            (13,743.955)             (2,037.877)
                                           --------------------    --------------------    --------------------
Units, at the End of the Year                        33,002.719                       -               9,505.349
                                           ====================    ====================    ====================

                                                                        DIVISIONS
                                           --------------------------------------------------------------------

                                                Van Kampen
                                              LIT Government
                                             Portfolio - Class
                                                 I Shares               Van Kampen              Van Kampen
                                              (Deferred Load)         Comstock Fund            Reserve Fund
                                           --------------------    --------------------    --------------------
Units, at the Beginning of the Year                           -               2,200.820               6,411.660
Units, Transferred from Accumulation                 12,188.960                 295.572                       -
Units, Annuity Benefits                                (811.106)               (313.233)               (774.726)
                                           --------------------    --------------------    --------------------
Units, at the End of the Year                        11,377.854               2,183.159               5,636.934
                                           ====================    ====================    ====================

                                                                    Van Kampen             Van Kampen
                                         Van Kampen High            LIT Money              LIT Domestic
                                         Income Corporate       Market Portfolio -      Income Portfolio -
                                            Bond Fund             Class I Shares          Class I Shares
                                       --------------------    --------------------    --------------------
Units, at the Beginning of the Year              25,956.258              12,143.302               9,384.257
Units, Transferred from Accumulation              2,363.158               2,001.127                       -
Units, Annuity Benefits                         (10,853.345)             (2,284.638)             (9,384.257)
                                       --------------------    --------------------    --------------------
Units, at the End of the Year                    17,466.071              11,859.791                       -
                                       ====================    ====================    ====================


                                            Van Kampen                 LIT
                                          LIT Enterprise            Government
                                        Portfolio - Class I     Portfolio - Class I
                                              Shares                  Shares
                                       --------------------    --------------------
Units, at the Beginning of the Year               4,364.958                       -
Units, Transferred from Accumulation                      -               9,384.064
Units, Annuity Benefits                          (1,437.312)                      -
                                       --------------------    --------------------
Units, at the End of the Year                     2,927.646               9,384.064
                                       ====================    ====================

SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS

     A summary of unit values and units outstanding for variable account policies and the investment income ratios, expense ratios, excluding expenses of the underlying Divisions, and total returns for the year ended December 31, 2002, are as follows:

                         DIVISIONS                                   UNITS         UNIT VALUE      NET ASSETS
--------------------------------------------------------------------------------------------------------------
GENERATIONS DIVISIONS:
Van Kampen Life Investment Trust - Class I Shares:
      Domestic Income Portfolio
      2002                                                                   -   $   11.120068   $           -
      2001                                                         468,951.028       11.301930       5,300,051
      Emerging Growth Portfolio
      2002                                                       2,135,547.067        8.652620      18,478,077
      2001                                                       2,702,703.196       12.996912      35,126,796
      Enterprise Portfolio
      2002                                                       1,201,645.898       12.140491      14,588,571
      2001                                                       1,460,167.929       17.421713      25,438,627
      Government Portfolio
      2002                                                         929,910.340       12.121669      11,272,066
      2001                                                         543,214.486       11.214351       6,091,798
      Growth and Income Portfolio
      2002                                                       6,176,880.729        7.133185      44,060,833
      2001                                                       5,717,702.838        8.461093      48,378,015
      Money Market Portfolio
      2002                                                         624,707.360        9.127880       5,702,254
      2001                                                         723,757.184        9.144985       6,618,749
      Strategic Stock Portfolio
      2002                                                                   -        6.314142               -
      2001                                                       1,672,410.264        6.132905      10,256,733
The Universal Institutional Funds, Inc. - Class I Shares:
      Emerging Markets Equity Portfolio
      2002                                                         466,042.664        3.290618       1,533,568
      2001                                                         619,792.355        3.663050       2,270,330
      Equity Growth Portfolio
      2002                                                       1,638,269.591        5.231628       8,570,817
      2001                                                       2,049,514.426        7.354924      15,074,023
      Global Equity Portfolio
      2002                                                       1,020,578.712        5.602281       5,717,568
      2001                                                       1,186,007.272        6.833924       8,105,084
      International Magnum Portfolio
      2002                                                         917,641.613        3.976975       3,649,437
      2001                                                       1,202,730.675        4.848276       5,831,171
      Core Plus Fixed Income Portfolio
      2002                                                         573,834.626        6.976696       4,003,470
      2001                                                         606,065.697        6.592070       3,995,227
      High Yield Portfolio
      2002                                                       1,065,186.935        4.620370       4,921,558
      2001                                                       1,335,820.783        5.052879       6,749,740
      Mid Cap Value Portfolio
      2002                                                       1,691,178.339        6.600311      11,162,303
      2001                                                       2,133,995.468        9.299459      19,845,003
      Value Portfolio
      2002                                                       1,882,791.097        5.171199       9,736,288
      2001                                                       2,053,023.165        6.736763      13,830,731
      U.S. Real Estate Portfolio
      2002                                                         351,468.951        9.922659       3,487,506
      2001                                                         399,000.946       10.142403       4,046,828

PLATINUM INVESTOR DIVISIONS:
Aim Variable Insurance Funds - Class I Shares:
      AIM V.I. International Growth Fund
      2002                                                         328,473.372   $    6.734422       2,212,078
      2001                                                         368,194.689        8.094862       2,980,485
      AIM V.I. Premier Equity Fund
      2002                                                       1,386,066.744        5.805666       8,047,041
      2001                                                       1,573,032.898        8.437933      13,273,146
American Century Variable Portfolios, Inc.:
      VP Value Fund
      2002                                                         204,070.996       10.333508       2,108,769
      2001                                                         103,695.591       11.986882       1,242,987
Ayco Series Trust:
      Ayco Growth Fund
      2002                                                          28,269.754        6.536602         184,788
      2001                                                          15,280.445        9.371620         143,203

                                                              INVESTMENT
                                                                INCOME      EXPENSE      TOTAL
                         DIVISIONS                               RATIO       RATIO       RETURN
-------------------------------------------------------------------------------------------------
GENERATIONS DIVISIONS:
Van Kampen Life Investment Trust - Class I Shares:
      Domestic Income Portfolio
      2002                                                         14.00%      1.40%        -1.61%
      2001                                                          6.88%      1.40%         8.44%
      Emerging Growth Portfolio
      2002                                                          0.36%      1.40%       -33.43%
      2001                                                          0.10%      1.40%       -32.45%
      Enterprise Portfolio
      2002                                                          0.49%      1.40%       -30.31%
      2001                                                          0.19%      1.40%       -21.53%
      Government Portfolio
      2002                                                          2.94%      1.40%         8.09%
      2001                                                          6.34%      1.40%         5.43%
      Growth and Income Portfolio
      2002                                                          0.99%      1.40%       -15.69%
      2001                                                          0.06%      1.40%        -7.13%
      Money Market Portfolio
      2002                                                          1.15%      1.40%        -0.19%
      2001                                                          3.70%      1.40%         2.23%
      Strategic Stock Portfolio
      2002                                                          4.71%      1.40%         2.96%
      2001                                                          2.00%      1.40%        -0.33%
The Universal Institutional Funds, Inc. - Class I Shares:
      Emerging Markets Equity Portfolio
      2002                                                          0.00%      1.40%       -10.17%
      2001                                                          0.00%      1.40%        -7.80%
      Equity Growth Portfolio
      2002                                                          0.15%      1.40%       -28.87%
      2001                                                          0.00%      1.40%       -16.30%
      Global Equity Portfolio
      2002                                                          1.13%      1.40%       -18.02%
      2001                                                          1.00%      1.40%        -8.34%
      International Magnum Portfolio
      2002                                                          0.86%      1.40%       -17.97%
      2001                                                          0.45%      1.40%       -20.42%
      Core Plus Fixed Income Portfolio
      2002                                                          4.03%      1.40%         5.83%
      2001                                                          4.25%      1.40%         7.79%
      High Yield Portfolio
      2002                                                          8.26%      1.40%        -8.56%
      2001                                                         10.36%      1.40%        -5.81%
      Mid Cap Value Portfolio
      2002                                                          0.00%      1.40%       -29.02%
      2001                                                          0.00%      1.40%        -4.50%
      Value Portfolio
      2002                                                          0.91%      1.40%       -23.24%
      2001                                                          0.94%      1.40%         0.84%
      U.S. Real Estate Portfolio
      2002                                                          3.20%      1.40%        -2.17%
      2001                                                          3.68%      1.40%         8.31%

PLATINUM INVESTOR DIVISIONS:
Aim Variable Insurance Funds - Class I Shares:
      AIM V.I. International Growth Fund
      2002                                                          0.56%      1.35%       -16.81%
      2001                                                          0.31%      1.35%       -24.57%
      AIM V.I. Premier Equity Fund
      2002                                                          0.31%      1.35%       -31.20%
      2001                                                          0.12%      1.35%       -13.74%
American Century Variable Portfolios, Inc.:
      VP Value Fund
      2002                                                          5.94%      1.35%       -13.79%
      2001                                                          0.02%      1.35%         8.50%
Ayco Series Trust:
      Ayco Growth Fund
      2002                                                          0.41%      1.35%       -30.25%
      2001                                                          0.63%      1.35%       -11.02%

SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

     A summary of unit values and units outstanding for variable account policies and the investment income ratios, expense ratios, excluding expenses of the underlying Divisions, and total returns for the year ended December 31, 2002, are as follows:

                         DIVISIONS                                            UNITS        UNIT VALUE
-------------------------------------------------------------------------------------------------------
PLATINUM INVESTOR DIVISIONS - CONTINUED:
Credit Suisse Trust:
      Small Company Growth Portfolio
      2002                                                                   49,797.14    $    4.976008
      2001                                                                  27,601.175         7.660004
Dreyfus Investment Portfolios - Initial Shares:
      MidCap Stock Portfolio
      2002                                                                  88,491.002         8.078256
      2001                                                                  51,193.514         9.357262
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares:
      2002                                                                 578,553.171         5.565837
      2001                                                                 733,120.949         7.939849
Dreyfus Variable Investment Fund: - Initial Shares:
      Quality Bond Portfolio
      2002                                                                 693,468.471        12.541563
      2001                                                                 611,881.315        11.796031
      Small Cap Portfolio
      2002                                                                 483,579.253         9.169730
      2001                                                                 499,985.117        11.492227
Fidelity Variable Insurance Products Fund - Service Class 2:
      VIP Asset Manager Portfolio
      2002                                                                 115,112.756         8.240348
      2001                                                                  49,827.869         9.181368
      VIP Contrafund Portfolio
      2002                                                                 284,940.301         7.378564
      2001                                                                 167,875.923         8.273523
      VIP Equity-Income Portfolio
      2002                                                                 414,955.429         7.719794
      2001                                                                 312,487.777         9.444806
      VIP Growth Portfolio
      2002                                                                 438,677.038         4.979747
      2001                                                                 526,862.074         7.241377
Franklin Templeton Variable Insurance Products Trust - Class 2:
      Templeton Foreign Securities Fund
      2002                                                                 162,294.483         7.071438
      2001                                                                 199,319.779         8.801352
      Templeton Global Asset Allocation Fund
      2002                                                                 187,841.137         8.783380
      2001                                                                 221,591.314         9.311376
JPMorgan Series Trust II:
      JPMorgan Small Company Portfolio
      2002                                                                  29,399.604         6.611844
      2001                                                                  11,730.941         8.553916
Janus Aspen Series - Service Shares:
      Aggressive Growth Portfolio
      2002                                                                 210,250.543         3.276846
      2001                                                                 176,557.709         4.620727
      International Growth Portfolio
      2002                                                                  49,181.693         4.951477
      2001                                                                  45,032.676         6.760148
      Worldwide Growth Portfolio
      2002                                                                 167,585.363         5.034316
      2001                                                                 142,778.098         6.868560
MFS Variable Insurance Trust:
      MFS Capital Opportunities Series
      2002                                                                 312,417.270         4.667408
      2001                                                                 251,397.701         6.728657
      MFS Emerging Growth Series
      2002                                                                 909,437.891         5.675428
      2001                                                               1,119,192.619         8.684735
      MFS New Discovery Series
      2002                                                                 118,547.150         5.897566
      2001                                                                  87,584.742         8.743571

                                                                                      INVESTMENT      EXPENSE       TOTAL
                         DIVISIONS                                    NET ASSETS     INCOME RATIO      RATIO       RETURN
--------------------------------------------------------------------------------------------------------------------------
PLATINUM INVESTOR DIVISIONS - CONTINUED:
Credit Suisse Trust:
      Small Company Growth Portfolio
      2002                                                           $    247,791            0.00%        1.35%     -35.04%
      2001                                                                211,425            0.00%        1.35%     -14.96%
Dreyfus Investment Portfolios - Initial Shares:
      MidCap Stock Portfolio
      2002                                                                714,853            0.36%        1.35%     -13.67%
      2001                                                                479,031            0.32%        1.35%       0.15%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares:
      2002                                                              3,220,133            0.19%        1.35%     -29.90%
      2001                                                              5,820,870            0.06%        1.35%      23.62%
Dreyfus Variable Investment Fund: - Initial Shares:
      Quality Bond Portfolio
      2002                                                              8,697,179            5.27%        1.35%       6.32%
      2001                                                              7,217,770            6.32%        1.35%       5.25%
      Small Cap Portfolio
      2002                                                              4,434,291            0.05%        1.35%     -20.21%
      2001                                                              5,745,943            0.45%        1.35%       7.38%
Fidelity Variable Insurance Products Fund - Service Class 2:
      VIP Asset Manager Portfolio
      2002                                                                948,569            2.98%        1.35%     -10.25%
      2001                                                                457,488            0.00%        1.35%      -2.64%
      VIP Contrafund Portfolio
      2002                                                              2,102,450            0.65%        1.35%     -10.82%
      2001                                                              1,388,925            0.06%        1.35%     -13.65%
      VIP Equity-Income Portfolio
      2002                                                              3,203,371            1.77%        1.35%     -18.26%
      2001                                                              2,951,386            0.36%        1.35%      -6.50%
      VIP Growth Portfolio
      2002                                                              2,184,500            0.17%        1.35%     -31.23%
      2001                                                              3,815,207            0.00%        1.35%     -18.98%
Franklin Templeton Variable Insurance Products Trust - Class 2:
      Templeton Foreign Securities Fund
      2002                                                              1,147,655            1.77%        1.35%     -19.66%
      2001                                                              1,754,283            2.60%        1.35%     -17.13%
      Templeton Global Asset Allocation Fund
      2002                                                              1,649,880            1.82%        1.35%      -5.67%
      2001                                                              2,063,320            1.45%        1.35%     -11.16%
JPMorgan Series Trust II:
      JPMorgan Small Company Portfolio
      2002                                                                194,385            0.20%        1.35%     -22.70%
      2001                                                                100,345            0.01%        1.35%      -1.58%
Janus Aspen Series - Service Shares:
      Aggressive Growth Portfolio
      2002                                                                688,959            0.00%        1.35%     -29.08%
      2001                                                                815,825            0.00%        1.35%     -40.41%
      International Growth Portfolio
      2002                                                                243,522            0.65%        1.35%     -26.75%
      2001                                                                304,428            0.92%        1.35%     -24.20%
      Worldwide Growth Portfolio
      2002                                                                843,678            0.62%        1.35%     -26.70%
      2001                                                                980,680            0.34%        1.35%     -23.66%
MFS Variable Insurance Trust:
      MFS Capital Opportunities Series
      2002                                                              1,458,179            0.05%        1.35%     -30.63%
      2001                                                              1,691,569            0.00%        1.35%     -24.52%
      MFS Emerging Growth Series
      2002                                                              5,161,449            0.00%        1.35%     -34.65%
      2001                                                              9,719,891            0.00%        1.35%     -34.39%
      MFS New Discovery Series
      2002                                                                699,140            0.00%        1.35%     -32.55%
      2001                                                                765,804            0.00%        1.35%      -6.31%

SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

     A summary of unit values and units outstanding for variable account policies and the investment income ratios, expense ratios, excluding expenses of the underlying Divisions, and total returns for the year ended December 31, 2002, are as follows:

                                                                                                        INVESTMENT
                       DIVISIONS                              UNITS       UNIT VALUE     NET ASSETS    INCOME RATIO
-----------------------------------------------------------------------------------------------------------------------
PLATINUM INVESTOR DIVISIONS - CONTINUED:
MFS Variable Insurance Trust:
        MFS Research Series
        2002                                                178,520.56   $   5.198939   $     928,118           0.30%
        2001                                               144,384.430       6.983143       1,008,257           0.00%
Neuberger Berman Advisers Management Trust:
        Mid-Cap Growth Portfolio
        2002                                                91,627.412       4.300494         394,043           0.00%
        2001                                                53,804.237       6.169016         331,919           0.00%
Pimco Variable Insurance Trust Administrative Class:
        PIMCO Real Return Portfolio
        2002                                               403,474.685      12.891620       5,201,442           4.79%
        2001                                               234,328.769      11.092265       2,599,237           7.11%
        PIMCO Short-Term Portfolio
        2002                                               176,688.718      10.740853       1,897,788           3.24%
        2001                                                59,541.686      10.568052         629,240           3.25%
        PIMCO Total Return Portfolio
        2002                                               414,050.286      11.843692       4,903,884           5.75%
        2001                                               251,943.784      11.004642       2,772,551           3.31%
Putnam Variable Trust:
        Putnam VT Growth and Income Fund-Class IB
        2002                                               297,100.466       7.445780       2,212,145           2.31%
        2001                                               203,404.444       9.315914       1,894,898           0.94%
        Putnam VT Int'l Growth and Income Fund-Class IB
        2002                                                57,025.830       6.908444         393,960           0.54%
        2001                                                34,053.586       8.120403         276,529           3.04%
Safeco Resource Series Trust:
        RST-Equity Portfolio
        2002                                               372,490.524       5.722690       2,131,647           0.99%
        2001                                               426,021.414       7.828840       3,335,254           0.75%
        RST-Growth Opportunities Portfolio
        2002                                               320,736.957       7.757886       2,488,241           0.00%
        2001                                               357,970.011      12.616112       4,516,189           0.00%
The Universal Institutional Funds, Inc.:
        Equity Growth Portfolio
        2002                                               331,075.552       6.758214       2,237,480           0.14%
        2001                                               436,478.482       9.496324       4,144,941           0.00%
        High Yield Portfolio
        2002                                               166,067.367       7.860731       1,305,411           9.30%
        2001                                               167,070.246       8.592259       1,435,511          11.64%
Valic Company I:
        International Equities Fund
        2002                                               112,590.127       6.049416         681,105           0.32%
        2001                                               125,217.813       7.550523         945,460           2.19%
        MidCap Index Fund
        2002                                               508,632.258      10.387810       5,283,575           0.66%
        2001                                               625,471.369      12.372740       7,738,795           0.81%
        Money Market Fund
        2002                                             1,548,320.951      10.888400      16,858,737           1.18%
        2001                                             1,708,677.334      10.900341      18,625,166           4.24%
        Nasdaq-100 Index Fund
        2002                                               185,356.767       2.956932         548,088           0.00%
        2001                                               156,378.775       4.854232         759,099           0.11%
        Science & Technology Fund
        2002                                               151,064.648       2.591681         391,511           0.00%
        2001                                               105,845.850       4.393575         465,042           0.00%
        Small Cap Index Fund
        2002                                                47,112.212       7.681832         361,908           1.07%
        2001                                                29,778.434       9.833737         292,833           1.08%
        Stock Index Fund
        2002                                             1,132,364.469       6.478774       7,336,334           1.15%
        2001                                             1,285,989.984       8.466228      10,887,484           0.95%
Van Kampen Life Investment Trust - Class I Shares:
        Growth & Income Portfolio
        2002                                               176,966.419       8.239670       1,458,145           2.76%
        Strategic Stock Portfolio
        2001                                               168,076.392       9.433890       1,585,615           1.62%

                                                         EXPENSE        TOTAL
                       DIVISIONS                          RATIO        RETURN
-------------------------------------------------------------------------------
PLATINUM INVESTOR DIVISIONS - CONTINUED:
MFS Variable Insurance Trust:
        MFS Research Series
        2002                                                  1.35%      -25.55%
        2001                                                  1.35%      -22.31%
Neuberger Berman Advisers Management Trust:
        Mid-Cap Growth Portfolio
        2002                                                  1.35%      -30.29%
        2001                                                  1.35%      -19.72%
Pimco Variable Insurance Trust Administrative Class:
        PIMCO Real Return Portfolio
        2002                                                  1.35%       16.22%
        2001                                                  1.35%        7.34%
        PIMCO Short-Term Portfolio
        2002                                                  1.35%        1.64%
        2001                                                  1.35%        5.03%
        PIMCO Total Return Portfolio
        2002                                                  1.35%        7.62%
        2001                                                  1.35%        6.93%
Putnam Variable Trust:
        Putnam VT Growth and Income Fund-Class IB
        2002                                                  1.35%      -20.07%
        2001                                                  1.35%       -6.78%
        Putnam VT Int'l Growth and Income Fund-Class IB
        2002                                                  1.35%      -14.92%
        2001                                                  1.35%      -19.45%
Safeco Resource Series Trust:
        RST-Equity Portfolio
        2002                                                  1.35%      -26.90%
        2001                                                  1.35%      -10.62%
        RST-Growth Opportunities Portfolio
        2002                                                  1.35%      -38.51%
        2001                                                  1.35%       17.53%
The Universal Institutional Funds, Inc.:
        Equity Growth Portfolio
        2002                                                  1.35%      -28.83%
        2001                                                  1.35%      -16.26%
        High Yield Portfolio
        2002                                                  1.35%       -8.51%
        2001                                                  1.35%       -5.76%
Valic Company I:
        International Equities Fund
        2002                                                  1.35%      -19.88%
        2001                                                  1.35%      -23.03%
        MidCap Index Fund
        2002                                                  1.35%      -16.04%
        2001                                                  1.35%       -2.28%
        Money Market Fund
        2002                                                  1.35%       -0.11%
        2001                                                  1.35%        2.29%
        Nasdaq-100 Index Fund
        2002                                                  1.35%      -39.09%
        2001                                                  1.35%      -33.39%
        Science & Technology Fund
        2002                                                  1.35%      -41.01%
        2001                                                  1.35%      -41.98%
        Small Cap Index Fund
        2002                                                  1.35%      -21.88%
        2001                                                  1.35%        0.45%
        Stock Index Fund
        2002                                                  1.35%      -23.48%
        2001                                                  1.35%      -13.39%
Van Kampen Life Investment Trust - Class I Shares:
        Growth & Income Portfolio
        2002                                                  1.35%      -12.66%
        Strategic Stock Portfolio
        2001                                                  1.35%       -0.28%

SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

     A summary of unit values and units outstanding for variable account policies and the investment income ratios, expense ratios, excluding expenses of the underlying Divisions, and total returns for the year ended December 31, 2002, are as follows:

                                                                                               INVESTMENT
                                                                         UNIT         NET        INCOME     EXPENSE   TOTAL
                 DIVISIONS                               UNITS          VALUE        ASSETS       RATIO      RATIO   RETURN
-----------------------------------------------------------------------------------------------------------------------------
SELECT RESERVE DIVISIONS:
Evergreen VA - Class 1:
    OFFIT VA Emerging Markets Bond Fund (1)
    2002                                                744,276.99   $  6.542991  $  4,869,798       8.55%     0.40%   -4.22%
    High Income Fund (1)
    2002                                             1,372,894.431      5.450396     7,482,818       8.17%     0.40%   -0.72%
    Strategic Income Fund  (1)
    2002                                                 1,232.885      6.184920         7,625      15.50%     0.40%    9.04%
    OFFIT VA U.S. Government Securities Fund (1)
    2002                                                81,155.520      6.568343       533,057       0.70%     0.40%    9.52%
LEVCO Series Trust:
    Equity Value Fund
    2002                                                32,028.445      4.600008       147,331       0.12%     0.40%  -28.51%
    2001                                                41,903.921      6.434031       269,612       0.84%     0.40%   -5.68%
Mercury HW Variable Trust:
    Mercury HW Large Cap Value VIP Portfolio
    2001                                                         -      5.508456             -       6.45%     0.40%   11.54%
    Mercury Low Duration VIP Portfolio
    2001                                                         -      5.792535             -       2.30%     0.40%    3.41%
Navallier Variable Insurance Series Fund, Inc.:
    Navellier Growth Portfolio
    2002                                               442,386.440      4.912293     2,173,132       0.19%     0.40%  -19.19%
    2001                                               502,962.963      6.078778     3,057,401       0.00%     0.40%  -28.37%
OFFIT Variable Insurance Fund, Inc.:
    VIF Emerging Markets Bond Fund
    2001                                             1,007,674.677      6.831121     6,883,549      10.56%     0.40%    2.75%
    VIF High Yield Fund
    2001                                             4,209,865.383      5.489984    23,112,094       8.83%     0.40%    7.33%
    VIF Total Return Fund
    2001                                                 1,418.517      5.672303         8,047       1.09%     0.40%    6.67%
    VIF US Government Securities Fund
    2001                                             1,970,857.134      5.997300    11,819,821       4.00%     0.40%    6.10%
Royce Capital Fund:
    Royce Premier Portfolio
    2002                                                68,293.799      7.104001       485,160       0.00%     0.40%  -14.16%
    2001                                                70,668.268      8.275396       584,808       0.00%     0.40%   20.49%
VALIC Company I:
    International Equities Fund
    2002                                                15,125.983      6.378928        96,488       0.59%     0.40%  -19.11%
    2001                                                23,271.484      7.886395       183,528       3.43%     0.40%  -22.29%
    Mid Cap Index Fund
    2002                                                15,472.272      8.810853       136,324       0.83%     0.40%  -15.24%
    2001                                                26,641.449     10.395061       276,940       0.62%     0.40%   -1.34%
    Money Market Fund
    2002                                                79,927.521      5.829242       465,917       1.15%     0.40%    0.84%
    2001                                               219,247.056      5.780450     1,267,346       3.62%     0.40%    3.27%
    Stock Index Fund
    2002                                                45,477.245      6.785614       308,591       1.20%     0.40%  -22.74%
    2001                                                46,316.149      8.783199       406,803       1.10%     0.40%  -12.55%

VARIETY PLUS DIVISIONS:
Van Kampen Life Investment Trust - Class I Shares:
    Van Kampen LIT Money Market Portfolio
    2002                                                         -      1.786849             -       0.19%     1.55%   -0.34%
    2001                                               112,138.631      1.792881       201,051       0.12%     1.55%    2.08%
    Van Kampen LIT Domestic Income Portfolio
    2002                                                         -      2.170024             -      14.23%     1.55%   -1.76%
    2001                                                89,465.049      2.208826       197,613       7.32%     1.55%    8.27%
    Van Kampen LIT Enterprise Portfolio
    2002                                               292,450.122      2.366875       692,193       0.27%     1.55%  -30.42%
    2001                                               166,516.919      3.401599       566,423       0.23%     1.55%  -21.65%
    Van Kampen LIT Government Portfolio
    2002                                               130,980.200      2.391177       313,197       2.88%     1.55%    7.93%
    2001                                                69,816.440      2.215523       154,680       6.04%     1.55%    5.27%
    Van Kampen LIT Asset Allocation Portfolio
    2002                                                     0.000      2.963105             -       7.67%     1.55%   -3.65%
    2001                                               281,340.012      3.075377       865,226       4.14%     1.55%   -3.12%

(1) Since inception in November 2002.

SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of unit values and units outstanding for variable account policies and the investment income ratios, expense ratios, excluding expenses of the underlying Divisions, and total returns for the year ended December 31, 2002, are as follows:

                                                                                            INVESTMENT    EXPENSE      TOTAL
                DIVISIONS                        UNITS          UNIT VALUE    NET ASSETS   INCOME RATIO    RATIO       RETURN
------------------------------------------------------------------------------------------------------------------------------
VARIETY PLUS DIVISIONS - CONTINUED:
Fidelity Variable Insurance Products Fund:
    VIPFII Asset Manger Portfolio
    2002                                           49,869.64  $    2.443426  $    121,853          2.76%      1.55%     -10.13%
    2001                                          86,759.585       2.718915       235,892          4.57%      1.55%      -5.57%
    VIPF Overseas Portfolio
    2002                                          43,795.952       1.515792        66,386          0.86%      1.55%     -21.51%
    2001                                          51,177.703       1.931134        98,831          8.06%      1.55%     -22.39%
    VIPFII Index 500 Portfolio
    2002                                          29,751.273       2.149657        63,955          0.78%      1.55%     -23.45%
    2001                                          66,223.592       2.808035       185,958          0.73%      1.55%     -13.46%
Neuberger Berman Advisers Management Trust:
    Balanced Portfolio
    2002                                           4,618.214       1.901062         8,780          2.45%      1.55%     -18.43%
    2001                                           4,402.701       2.330489        10,261          3.05%      1.55%     -14.70%
    Partners Portfolio
    2002                                          18,556.476       1.644336        30,513          0.60%      1.55%     -25.31%
    2001                                          24,787.875       2.201584        54,572          0.53%      1.55%      -4.33%
VALIC Company I:
    Stock Index Fund
    2002                                          94,865.775       3.130110       296,940          1.09%      1.55%     -23.63%
    2001                                         105,191.862       4.098513       431,130          0.88%      1.55%     -13.56%
    Social Awareness Fund
    2002                                             840.527       2.432319         2,044          2.59%      1.55%     -24.62%
    2001                                             841.339       3.226741         2,715          0.97%      1.55%     -12.75%
    International Equities Fund
    2002                                          35,974.636       0.877936        31,583          0.34%      1.55%     -20.04%
    2001                                          35,538.075       1.097983        39,018          1.81%      1.55%     -23.18%

WM ADVANTAGE DIVISIONS:
WM Variable Trust
    Strategic Growth Portfolio
    2002                                       1,729,512.645       0.821807     1,421,326          3.72%      1.40%     -21.63%
    2001                                       2,014,341.645       1.048653     2,112,345          2.93%      1.40%      -7.56%
    Conservative Growth Portfolio
    2002                                      25,188,909.039       0.924394    23,284,477          3.18%      1.40%     -16.69%
    2001                                      37,740,781.941       1.109624    41,878,078          3.74%      1.40%      -4.91%
    Balanced Portfolio
    2002                                      24,540,616.384       1.019824    25,027,110          2.10%      1.40%     -10.05%
    2001                                      36,886,211.865       1.133776    41,820,702          1.73%      1.40%      -1.27%
    Conservative Balanced Portfolio
    2002                                         347,399.801       1.011901       351,534          0.77%      1.40%      -3.62%
    2001                                         403,205.942       1.049939       423,342          0.88%      1.40%       0.97%
    Flexible Income Portfolio
    2002                                       1,846,155.332       1.097379     2,025,932          0.66%      1.40%       0.72%
    2001                                       2,901,985.912       1.089540     3,161,830          1.24%      1.40%       3.37%
    Equity Income Fund
    2002                                         883,513.604       1.084498       958,169          2.11%      1.40%     -13.73%
    2001                                         596,076.238       1.257055       749,301          0.77%      1.40%       6.41%
    Growth & Income Fund
    2002                                       8,953,147.212       1.956130    17,513,520          0.69%      1.40%     -22.25%
    2001                                      13,349,740.435       2.515998    33,587,921          0.33%      1.40%      -4.86%
    West Coast Equity Fund
    2002                                         837,808.019       0.978534       819,824          0.66%      1.40%     -23.63%
    2001                                         867,962.981       1.281344     1,112,160          0.45%      1.40%       5.39%
    Growth Fund
    2002                                      11,028,292.911       2.118018    23,358,123          0.00%      1.40%     -31.98%
    2001                                      16,431,695.498       3.113620    51,162,056          1.77%      1.40%     -30.04%
    Mid Cap Stock Fund
    2002                                         754,064.779       1.135508       856,246          1.99%      1.40%     -11.60%
    2001                                         859,188.609       1.284462     1,103,595          0.05%      1.40%      10.43%
    Small Cap Stock Fund
    2002                                       5,893,863.248       1.141747     6,729,301          2.58%      1.40%     -47.89%
    2001                                       8,841,766.940       2.190846    19,370,950          0.00%      1.40%     -13.95%

SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of unit values and units outstanding for variable account policies and the investment income ratios, expense ratios, excluding expenses of the underlying Divisions, and total returns for the year ended December 31, 2002, are as follows:

                                                                                            INVESTMENT    EXPENSE     TOTAL
                 DIVISIONS                        UNITS        UNIT VALUE     NET ASSETS   INCOME RATIO    RATIO      RETURN
------------------------------------------------------------------------------------------------------------------------------
WM ADVANTAGE DIVISIONS - CONTINUED:
    International Growth Fund
    2002                                        5,842,292.35  $    1.005680  $  5,875,477          1.12%      1.40%     -16.88%
    2001                                       8,563,605.682       1.209952    10,361,552          0.70%      1.40%     -18.93%
    Short Term Income Fund
    2002                                       5,743,683.945       1.396492     8,021,009          3.96%      1.40%       4.79%
    2001                                       7,917,674.612       1.332708    10,551,949          1.57%      1.40%       6.64%
    U.S. Government Securities Fund
    2002                                       8,105,155.784       1.565451    12,688,224          3.76%      1.40%       7.36%
    2001                                      11,459,193.354       1.458191    16,709,693          1.46%      1.40%       6.29%
    Income Fund
    2002                                       9,307,078.893       1.621373    15,090,247          4.53%      1.40%       8.09%
    2001                                      13,167,848.818       1.500044    19,752,353          1.78%      1.40%       6.57%
    Money Market Fund
    2002                                       5,020,380.030       1.300899     6,531,008          1.22%      1.40%      -0.03%
    2001                                       6,426,492.151       1.301237     8,362,389          3.76%      1.40%       2.34%

WM STRATEGIC ASSET MANAGER DIVSIONS:
WM Variable Trust
    Strategic Growth Portfolio
    2002                                       8,646,313.010       6.627576    57,304,096          3.89%      1.40%     -21.63%
    2001                                      11,050,599.132       8.456991    93,454,818          3.33%      1.40%      -7.56%
    Conservative Growth Portfolio
    2002                                      26,163,599.894       6.440611   168,509,569          3.23%      1.40%     -16.69%
    2001                                      33,856,563.630       7.731231   261,752,914          4.04%      1.40%      -4.91%
    Balanced Portfolio
    2002                                      34,906,844.567       6.651191   232,172,090          2.24%      1.40%     -10.05%
    2001                                      40,969,356.326       7.394383   302,943,112          1.77%      1.40%      -1.27%
    Conservative Balanced Portfolio
    2002                                       2,261,546.551       5.276989    11,934,156          0.72%      1.40%      -3.62%
    2001                                       2,351,793.582       5.475342    12,876,874          0.90%      1.40%       0.97%
    Flexible Income Portfolio
    2002                                       9,808,934.082       6.527606    64,028,857          0.62%      1.40%       0.72%
    2001                                       8,182,975.352       6.480984    53,033,732          1.10%      1.40%       3.37%
    Equity Income Fund
    2002                                       3,088,847.446       5.472040    16,902,297          2.36%      1.40%     -13.73%
    2001                                       3,246,150.397       6.342721    20,589,426          0.86%      1.40%       6.41%
    Growth & Income Fund
    2002                                       7,300,111.330       4.581510    33,445,533          0.73%      1.40%     -22.25%
    2001                                       9,551,972.874       5.892796    56,287,828          0.34%      1.40%      -4.86%
    West Coast Equity Fund
    2002                                       2,712,340.482       6.328653    17,165,462          0.61%      1.40%     -23.63%
    2001                                       3,331,295.113       8.287040    27,606,576          0.52%      1.40%       5.39%
    Growth Fund
    2002                                       5,917,083.216       4.631574    27,405,408          0.00%      1.40%     -31.98%
    2001                                       8,330,605.412       6.808698    56,720,576          1.91%      1.40%     -30.04%
    Mid Cap Stock Fund
    2002                                         915,142.688       5.677493     5,195,716          2.30%      1.40%     -11.60%
    2001                                         823,142.998       6.422268     5,286,444          0.06%      1.40%      10.43%
    Small Cap Stock Fund
    2002                                       1,002,626.559       3.508916     3,518,132          2.71%      1.40%     -47.89%
    2001                                       1,240,993.128       6.733079     8,355,704          0.00%      1.40%     -13.95%
    International Growth Fund
    2002                                         643,141.049       3.598477     2,314,327          1.16%      1.40%     -16.88%
    2001                                         781,327.828       4.329378     3,382,662          0.79%      1.40%     -18.93%
    Short Term Income Fund
    2002                                         816,941.328       6.198428     5,063,752          3.60%      1.40%       4.79%
    2001                                         520,841.088       5.915334     3,080,949          1.37%      1.40%       6.64%
    U.S. Government Securities Fund
    2002                                       6,054,654.976       6.296175    38,121,168          2.85%      1.40%       7.36%
    2001                                       3,747,397.969       5.864748    21,977,545          1.09%      1.40%       6.29%
    Income Fund
    2002                                       2,221,944.625       6.210005    13,798,287          4.37%      1.40%       8.09%
    2001                                       1,824,297.760       5.745288    10,481,116          1.52%      1.40%       6.57%

SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of unit values and units outstanding for variable account policies and the investment income ratios, expense ratios, excluding expenses of the underlying Divisions, and total returns for the year ended December 31, 2002, are as follows:

                                                                                                       INVESTMENT   EXPENSE  TOTAL
                          DIVISIONS                              UNITS      UNIT VALUE   NET ASSETS   INCOME RATIO   RATIO   RETURN
-----------------------------------------------------------------------------------------------------------------------------------
WM STRATEGIC ASSET MANAGER DIVISIONS - CONTINUED:
WM Variable Trust
    Money Market Fund
    2002                                                     3,980,689.953  $ 5.793363  $ 23,061,582          1.29%    1.40%  -0.03%
    2001                                                     3,412,875.657    5.794891    19,777,243          3.25%    1.40%   2.34%

OTHER CONTRACTS DIVISONS
Van Kampen Life Investment Trust - Class I Shares:
    Money Market Portfolio (Non-Qualified)
    2002                                                       341,288.477    2.892003       987,007          0.00%    1.25%   0.46%
    2001                                                       318,634.502    2.878649       917,237          3.48%    1.25%   2.90%
    Money Market Portfolio (Deferred Load, Qualified)
    2002                                                         1,702.332    2.616486         4,454          0.00%    1.25%  -0.04%
    2001                                                         1,951.915    2.617456         5,109          3.48%    1.25%   2.39%
    Money Market Portfolio (Deferred Load, Non-Qualified)
    2002                                                       551,183.780    2.616486     1,442,165          0.00%    1.25%  -0.04%
    2001                                                       555,731.374    2.617456     1,454,602          3.48%    1.25%   2.39%
    Domestic Income Portfolio (Non-Qualified)
    2002                                                             0.000    4.395405             -          0.00%    1.25%  -0.97%
    2001                                                       115,107.139    4.438346       510,885          7.55%    1.25%   9.15%
    Domestic Income Portfolio (Deferred, Qualified)
    2002                                                             0.000    4.115200             -          0.00%    1.25%  -1.46%
    2001                                                         9,284.537    4.176226        38,774          7.55%    1.25%   8.60%
    Domestic Income Portfolio (Deferred, Non-Qualified)
    2002                                                             0.000    3.896021             -          0.00%    1.25%  -1.46%
    2001                                                       498,526.083    3.953801     1,971,073          7.55%    1.25%   8.60%
    Enterprise Portfolio (Non-Qualified)
    2002                                                        93,366.982    5.131923       479,152          0.48%    1.25% -29.86%
    2001                                                       157,356.205    7.316541     1,151,303          0.19%    1.25% -21.02%
    Enterprise Portfolio (Deferred, Qualified)
    2002                                                         1,236.420    4.623658         5,717          0.48%    1.25% -30.21%
    2001                                                         1,375.005    6.625028         9,109          0.19%    1.25% -21.42%
    Enterprise Portfolio (Deferred, Non-Qualified)
    2002                                                     1,083,067.852    4.653259     5,039,795          0.48%    1.25% -30.21%
    2001                                                     1,180,647.469    6.667437     7,871,893          0.19%    1.25% -21.42%
    Government Portfolio (Non-Qualified)
    2002                                                       101,469.850    4.717371       478,671          0.00%    1.25%   0.00%

    Government Portfolio (Deferred, Qualified)
    2002                                                         8,331.209    4.416699        36,796          0.00%    1.25%   0.00%

    Government Portfolio (Deferred, Non-Qualified)
    2002                                                       441,660.097    4.181460     1,846,784          0.00%    1.25%   0.00%

Van Kampen:
    Van Kampen Comstock Fund
    2002                                                       299,461.699   19.529744     5,848,410          1.76%    1.25% -20.19%
    2001                                                       279,759.306   24.470586     6,845,874          1.34%    1.25%  -2.53%
    Van Kampen Corporate Bond Fund
    2002                                                        80,624.132    5.946953       479,467          5.64%    1.25%   2.62%
    2001                                                        68,716.689    5.795332       398,236          6.37%    1.25%   8.63%
    Van Kampen Reserve Fund
    2002                                                       116,294.893    4.170369       484,992          0.79%    1.25%   0.24%
    2001                                                       360,911.203    4.160330     1,501,510          3.33%    1.25%   2.64%
    Van Kampen High Income Corporate Bond Fund
    2002                                                     1,346,380.860    4.162601     5,604,446         11.20%    1.25% -10.15%
    2001                                                     1,478,341.181    4.633009     6,849,168         12.43%    1.25%  -3.40%

[Pricewaterhousecoopers Logo]



                        Report of Independent Accountants

To the Board of Directors and Shareholder
American General Life Insurance Company

In our opinion, the accompanying consolidated balance sheets as of December 31, 2002 and the related consolidated statements of income, shareholders' equity, comprehensive income, and of cash flows present fairly, in all material respects, the financial position of American General Life Insurance Company and subsidiaries (an indirect wholly-owned subsidiary of American International Group, Inc.) at December 31, 2002, and the results of their operations and their cash flows for the year then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

As described in Note 2, the Company adopted Statement of Financial Accounting Standards No. 142, Goodwill and Other Intangible Assets as of January 1, 2002.


/s/ Pricewaterhousecoopers LLP


Houston, Texas
February 13, 2003

[Ernst & Young Logo]


                         Report of Independent Auditors

Board of Directors and Stockholder
American General Life Insurance Company

We have audited the accompanying consolidated balance sheet of American General Life Insurance Company (an indirectly wholly owned subsidiary of American International Group, Inc.) as of December 31, 2001, and the related consolidated statement of income, shareholder's equity, comprehensive income, and cash flows for the year ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American General Life Insurance Company and subsidiaries at December 31, 2001, and the consolidated results of their operations and their cash flows for the year ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 2 to the consolidated financial statements, in 2001, the Company changed its method of accounting for derivatives and its investments in certain purchased and retained interests in securitized financial assets.


/s/ Ernst & Young LLP


Houston, Texas
February 5, 2002, except footnote 1 as to which the date is December 31, 2002

                     American General Life Insurance Company

                           Consolidated Balance Sheets

                                                                       December 31
                                                                   2002     2001-Restated
                                                                -------------------------
                                                                     (In Thousands)
Assets
Investments:
   Fixed maturity securities, at fair value (amortized cost -
      $38,102,252 - 2002; $33,732,454 - 2001)                   $39,623,447   $34,160,499
   Equity securities, at fair value (cost - $214,405 - 2002;
      $205,771 - 2001)                                              162,459       178,899
   Mortgage loans on real estate, net of allowance ($11,000 -
      2002; $12,000 - 2001)                                       2,774,060     2,720,155
   Policy loans                                                   1,631,045     1,667,790
   Investment real estate                                            44,331        68,687
   Other long-term investments                                      757,013       386,559
   Securities held under collateral agreement                     3,217,000            --
   Short-term investments                                           268,139       633,855
   Derivatives                                                       30,732        26,458
                                                                -------------------------
Total investments                                                48,508,226    39,842,902

Cash                                                                 85,064        95,425
Investment in Parent Company (cost - $8,597 in 2002
   and 2001)                                                         46,867        64,326
Indebtedness from affiliates                                        506,882       548,962
Accrued investment income                                           604,316       583,307
Accounts receivable                                                 512,290       601,983
Deferred policy acquisition costs/cost of insurance purchased     2,645,637     2,648,083
Property and equipment                                               96,368       110,070
Other assets                                                        385,411       328,289
Assets held in separate accounts                                 17,317,646    20,860,460
                                                                -------------------------
Total assets                                                    $70,708,707   $65,683,807
                                                                =========================

See accompanying notes to consolidated financial statements.

                     American General Life Insurance Company

                           Consolidated Balance Sheets

                                                                       December 31
                                                                  2002     2001-Restated
                                                               -------------------------
                                                                     (In Thousands)
Liabilities and shareholder's equity
Liabilities:
   Future policy benefits                                      $39,412,665   $36,136,411
   Other policy claims and benefits payable                         94,322        86,006
   Other policyholders' funds                                    1,798,373     1,742,224
   Federal income taxes                                            764,989       479,958
   Indebtedness to affiliates                                       23,463         6,928
   Securities loaned under collateral agreement                  3,216,000            --
   Other liabilities                                             1,516,429     1,098,824
   Liabilities related to separate accounts                     17,317,646    20,860,460
                                                               -------------------------
Total liabilities                                               64,143,887    60,410,811

Shareholder's equity:
   Preferred stock, $100 par value, 8,500 shares authorized,
      issued, and outstanding                                          850           850
   Common stock, $10 par value, 600,000 shares authorized,
      issued, and outstanding                                        6,000         6,000
   Additional paid-in capital                                    3,088,269     2,640,365
   Accumulated other comprehensive income                          714,805       177,605
   Retained earnings                                             2,754,896     2,448,176
                                                               -------------------------
Total shareholder's equity                                       6,564,820     5,272,996

                                                               -------------------------
Total liabilities and shareholder's equity                     $70,708,707   $65,683,807
                                                               =========================

See accompanying notes to consolidated financial statements.

                     American General Life Insurance Company

                        Consolidated Statements of Income

                                                         2002     2001-Restated
                                                     --------------------------
                                                            (In Thousands)
Revenues:
   Premiums and other considerations                 $ 1,841,155    $ 1,235,293
   Net investment income                               2,945,909      2,939,916
   Net realized investment losses                       (282,831)      (105,279)
   Other                                                 158,577         94,900
                                                     --------------------------
Total revenues                                         4,662,810      4,164,830

Benefits and expenses:
   Policyholders' benefits                             3,123,265      2,456,617
   Operating costs and expenses                          647,429        862,375
                                                     --------------------------
Total benefits and expenses                            3,770,694      3,318,992
                                                     --------------------------
Income before income tax expense                         892,116        845,838

Income tax expense                                       139,815        255,751
Cumulative effect of accounting change (net of tax)           --         23,851
                                                     --------------------------
Net income                                           $   752,301    $   566,236
                                                     ==========================


See accompanying notes to consolidated financial statements.

                     American General Life Insurance Company

                 Consolidated Statements of Shareholder's Equity

                                                       Year ended December 31
                                                     --------------------------
                                                         2002     2001-Restated
                                                     --------------------------
                                                            (in Thousands)
Preferred stock:
   Balance at beginning of year                      $       850    $       850
   Change during year                                         --             --
                                                     --------------------------
Balance at end of year                                       850            850

Common stock:
   Balance at beginning of year                            6,000          6,000
   Change during year                                         --             --
                                                     --------------------------
Balance at end of year                                     6,000          6,000

Additional paid-in capital:
   Balance at beginning of year                        2,640,365      2,596,124
   Capital contribution from Parent Company              447,904         44,241
                                                     --------------------------
Balance at end of year                                 3,088,269      2,640,365

Accumulated other comprehensive income:
   Balance at beginning of year                          177,605        (34,201)
   Change in net unrealized investment gains during
       year, net of tax                                  536,933        195,599
   Change in hedging activities during year, net of
       tax                                                   267         16,207
                                                     --------------------------
Balance at end of year                                   714,805        177,605

Retained earnings:
   Balance at beginning of year                        2,448,176      2,287,477
   Net income                                            752,301        566,236
   Other                                                      --         (3,357)
   Dividends paid                                       (445,581)      (402,180)
                                                     --------------------------
Balance at end of year                                 2,754,896      2,448,176
                                                     --------------------------
Total shareholder's equity                           $ 6,564,820    $ 5,272,996
                                                     ==========================


See accompanying notes to consolidated financial statements.

                     American General Life Insurance Company

                 Consolidated Statements of Comprehensive Income

                                                           2002    2001-Restated
                                                        ------------------------
                                                             (in Thousands)
Net income                                              $  752,301    $  566,236
Other comprehensive income:
   Gross change in unrealized gains (losses) on
      securities (pretax: 2002 - $639,149; 2001 -
      $235,534)                                            415,447       153,091
   Hedging activities (pretax: 2002 - $410;
      2001 - $25,266)                                          267        16,207
   Reclassification adjustment for losses
      included in net income                               121,486        42,508
                                                        ------------------------
   Other comprehensive income                              537,200       211,806
                                                        ------------------------
Comprehensive income                                    $1,289,501    $  778,042
                                                        ========================


See accompanying notes to consolidated financial statements.

                     American General Life Insurance Company

                      Consolidated Statements of Cash Flows

                                                                     2002       2001-Restated
                                                                 ----------------------------
                                                                        (in Thousands)
Operating activities
Net income                                                       $    752,301    $    566,236
Adjustments to reconcile net income to net cash
   provided by operating activities:
      Change in accounts receivable                                    89,693         111,466
      Change in future policy benefits and other policy claims      3,000,941         272,404
      Amortization of policy acquisition costs and CIP                145,053         221,187
      Policy acquisition costs deferred                              (334,197)       (307,560)
      Change in other policyholders' funds                             56,149         169,172
      Provision for deferred income tax expense                       285,031         (17,539)
      Depreciation and amortization, including premiums and
         discounts                                                    149,281          68,900
      Change in indebtedness to (from) affiliates                      58,615        (187,412)
      Change in amounts payable to brokers                            350,821        (180,103)
      Net loss on sale of investments                                 282,831         140,929
      Other, net                                                       (9,086)        (63,608)
                                                                 ----------------------------
Net cash provided by operating activities                           4,827,433         794,072

Investing activities
Purchases of investments and loans made                           (39,938,844)    (55,054,177)
Sales or maturities of investments and receipts from
   repayment of loans                                              35,288,574      53,729,090
Sales and purchases of property, equipment, and
   software, net                                                      (22,262)        (41,907)
                                                                 ----------------------------
Net cash used in investing activities                              (4,672,532)     (1,366,994)

Financing activities
Net policyholder account deposits/withdrawals                         277,314       1,123,772
Dividends paid                                                       (445,581)       (393,680)
Other                                                                   3,005        (119,115)
                                                                 ----------------------------
Net cash provided by financing activities                            (165,262)        610,977
                                                                 ----------------------------
Increase (decrease) in cash                                           (10,361)         38,055
Cash at beginning of year                                              95,425          57,370
                                                                 ----------------------------
Cash at end of year                                              $     85,064    $     95,425
                                                                 ============================

Interest paid amounted to approximately $2,315,000 and $112,400,000 in 2002 and 2001, respectively.


See accompanying notes to consolidated financial statements.

                     American General Life Insurance Company

                   Notes to Consolidated Financial Statements

                                December 31, 2002

1. Nature of Operations

American General Life Insurance Company ("AGL" or the "Company") is a wholly owned subsidiary of AGC Life Insurance Company ("Parent Company"), and its ultimate parent is American International Group, Inc. ("AIG").

Effective December 31, 2002, AGL merged with certain affiliated entities, including The Franklin Life Insurance Company ("The Franklin") and its subsidiary, The American Franklin Life Insurance Company ("AMFLIC"), and All American Life Insurance Company ("All American") and became the surviving entity. The merger has been accounted for at historical cost in a manner similar to a pooling of interests business combination. Additionally, effective December 31, 2002, AGL's wholly owned life insurance subsidiary, American General Life Insurance Company of New York ("AGNY") was merged with The United States Life Insurance Company in the City of New York, an affiliated entity. Accordingly, the accompanying consolidated financial statements as of and for the years ended December 31, 2002 and 2001 (restated) include the financial position, operating results, and cash flows of The Franklin, AMFLIC, and All American and exclude AGNY.

The Company operates through two divisions: Life Insurance and Retirement Savings. The Life Insurance Division offers a complete portfolio of the standard forms of universal life, variable universal life, interest-sensitive whole life, term life, structured settlements, and fixed and variable annuities throughout the United States. This Division serves the estate planning needs of middle- and upper-income households and the life insurance needs of small- to medium-sized businesses. The Life Insurance division, through its subsidiaries American General Life Companies (AGLC) and American General Enterprise Services ("AGES") also provides support services to certain affiliated insurance companies. The Retirement Savings Division includes the results of the Variable Life Insurance Company ("VALIC"), a wholly owned subsidiary. VALIC provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of health care, educational, public sector, and other not-for-profit organizations throughout the United States.

2. Accounting Policies

2.1 Preparation of Financial Statements

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and include the accounts of the Company and its wholly owned subsidiaries. Transactions with the Parent Company and

                    American General Life Insurance Company

2. Accounting Policies (continued)

2.1 Preparation of Financial Statements (continued)

other subsidiaries of the Parent Company are not eliminated from the financial statements of the Company. All other material intercompany transactions have been eliminated in consolidation.

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosures of contingent assets and liabilities. Ultimate results could differ from those estimates.

Certain prior year amounts have been reclassified to conform with the current year presentation.

2.2 Statutory Accounting

The Company and its wholly owned life insurance subsidiaries are required to file financial statements with state regulatory authorities. State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices by the Company and its wholly owned life insurance subsidiaries did not have a material effect on statutory equity at December 31, 2002. Statutory net income and capital and surplus of the Company is as follows:

                                                      2002     2001-Restated
                                                  --------------------------
                                                        (in Thousands)

Statutory net income (unaudited)                  $   538,265   $   418,136
Statutory capital and surplus (unaudited)         $ 2,863,221   $ 2,554,883

The more significant differences between GAAP and statutory accounting principles are that under GAAP: (a) acquisition costs related to acquiring new business are deferred and amortized (generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins), rather than being charged to operations as incurred; (b) future policy benefits are based on estimates of mortality, interest, and withdrawals generally representing the Company's experience, which may differ from those based on statutory mortality and interest requirements without consideration of withdrawals; (c) certain assets (principally furniture and equipment, agents' debit balances, computer software, and certain other receivables) are reported as assets rather than being charged to retained earnings; (d) acquisitions are accounted for using the purchase method of accounting rather than being accounted for as equity investments; and (e) fixed maturity investments are carried at fair value rather than amortized

                    American General Life Insurance Company

2. Accounting Policies (continued)

2.2 Statutory Accounting (continued)

cost. In addition, statutory accounting principles require life insurance companies to establish an AVR and an IMR. The AVR is designed to address the credit-related risk for bonds, preferred stocks, derivative instruments, and mortgages and market risk for common stocks, real estate, and other invested assets. The IMR is composed of investment- and liability-related realized gains and losses that result from interest rate fluctuations. These realized gains and losses, net of tax, are amortized into income over the expected remaining life of the asset sold or the liability released.

2.3 Insurance Contracts

The insurance contracts accounted for in these financial statements include primarily long-duration contracts. Long-duration contracts include traditional whole life, limited payment, endowment, guaranteed renewable term life, universal life, and investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most new contracts written by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts. At December 31, 2002 and 2001, insurance investment contracts of $33.3 billion and $31.6 billion, respectively, were included in the Company's liabilities.

2.4 Investments

Fixed Maturity and Equity Securities

All fixed maturity and equity securities were classified as available-for-sale and recorded at fair value at December 31, 2002 and 2001. Unrealized gains (losses), net of deferred taxes, are recorded in accumulated other comprehensive income (loss), within shareholders' equity. If the fair value of a security classified as available-for-sale declines below its cost and this decline is considered to be other than temporary, the security's amortized cost is reduced to its fair value, and the reduction is recorded as a realized loss.

At various times, the Company holds trading securities and reports them at fair value. The Company's trading security portfolio was immaterial at year-end 2002 and 2001. Realized and unrealized gains (losses) related to trading securities are included in net investment income; however, trading securities did not have a material effect on net investment income in 2002 and 2001.

                    American General Life Insurance Company

2. Accounting Policies (continued)

2.4 Investments (continued)

Mortgage Loans

Mortgage loans are reported at the unpaid principal balance, net of an allowance for losses. The allowance for losses covers estimated losses based on our assessment of risk factors such as potential non-payment or non-monetary default. The allowance is primarily based on a loan-specific review.

Loans for which the Company determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. The Company generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell.

Policy Loans

Policy loans are reported at the aggregate unpaid principal balance. There is no allowance for policy loans as these loans serve to reduce the death benefits paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

Real Estate

Real estate is classified as held for investment or available for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. Real estate available for sale is carried at the lower of cost (less accumulated depreciation, if applicable) or fair value less cost to sell.

                    American General Life Insurance Company

2. Accounting Policies (continued)

2.4 Investments (continued)

Other Long-Term Investments

Other long-term assets consists of equity partnerships and other investments not classified elsewhere herein. The equity partnerships are accounted for under the equity method of accounting, which approximates fair value. For those partnerships that report changes in the fair value of the underlying equity investment in earnings, the Company records its proportionate interest in net realized investment gains (losses).

Securities Held Under Collateral Agreements

Securities held under collateral agreements consists primarily of invested collateral with respect to the Company's securities lending program. The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the consolidated statement of income and comprehensive income.

Dollar Roll Agreements

Dollar rolls are agreements to sell mortgage-backed securities and to repurchase substantially the same securities at a specified price and date in the future. The Company accounts for dollar rolls as short-term collateralized financings and includes the repurchase obligation in other liabilities. There were no dollar rolls outstanding at December 31, 2002 and 2001.

Investment Income

Interest on fixed maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

                    American General Life Insurance Company

2. Accounting Policies (continued)

2.4 Investments (continued)

Income on mortgage-backed securities is recognized using a constant effective yield based on estimated prepayments of the underlying mortgages. If actual prepayments differ from estimated prepayments, a new effective yield is calculated and the net investment in the security is adjusted accordingly. The adjustment is recognized in net investment income.

Realized Investment Gains

Realized investment gains (losses) are recognized using the specific-identification method and reported in net realized investment gains (losses). Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives or expected payment period of the investments.

EITF 99-20

In January 2001, the Emerging Issues Task Force ("EITF") of the FASB issued EITF 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Interests in Securitized Financial Assets ("EITF 99-20"). This pronouncement changed the accounting requirements for interests in many asset-backed securities and residential mortgage backed securities. EITF 99-20 requires that interest income on securities within its scope be recognized prospectively, with changes in expected future cash flows reflected in reported yields going forward. In addition, if cash flows are expected to decrease, EITF 99-20 may require investors to recognize impairment losses. In accordance with the transition provisions of EITF 99-20, the Company recorded a loss of $23.9 million, net of tax, at June 30, 2001 which is being recognized and reported in the consolidated statements of income as a cumulative effect of accounting change.

2.5 Separate Accounts

Separate Accounts are assets and liabilities associated with certain contracts, principally annuities, for which the investment risk lies solely with the contract holder. Therefore, the Company's liability for these accounts equals the value of the account assets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the consolidated statements of income, comprehensive

                    American General Life Insurance Company

2. Accounting Policies (continued)

2.5 Separate Accounts (continued)

income, and cash flows. Assets held in Separate Accounts are primarily shares in mutual funds, which are carried at fair value based on the quoted net asset value per share.

The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in premiums and other considerations in the consolidated statements of income.

2.6 Deferred Policy Acquisition Costs ("DPAC") and Cost of Insurance Purchased ("CIP")

Certain costs of writing an insurance policy, including commissions, underwriting, and marketing expenses, are deferred and reported as DPAC.

The cost assigned to certain insurance contracts in force at January 31, 1995, the date of American General Corporation's (AGC) acquisition of The Franklin, is reported as CIP.

DPAC and CIP associated with interest-sensitive life contracts, insurance investment contracts, and participating life insurance contracts are charged to expense in relation to the estimated gross profits of those contracts. If estimated gross profits change significantly, DPAC and CIP balances are recalculated using the new assumptions. Any resulting adjustment is included in current earnings as an adjustment to DPAC or CIP amortization. DPAC and CIP associated with all other insurance contracts are charged to expense over the premium-paying period or as the premiums are earned over the life of the contract. Interest is accreted on the unamortized balance of DPAC at rates used to compute policyholder reserves and on the unamortized balance of CIP at rates of 4.51% to 8.25%.

With respect to the Company's variable life and annuity contracts, the assumption for the long-term annual net growth of the separate and variable account assets used by the Company in the determination of DPAC amortization is approximately 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology which allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15% during the first year following the introduction of a product, the DPAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-

                    American General Life Insurance Company

2. Accounting Policies (continued)

2.6 Deferred Policy Acquisition Costs ("DPAC") and Cost of Insurance Purchased ("CIP") (continued)

term growth rate higher than 10%. An adjustment to DPAC will occur if management considers the short-term growth rate (i.e., the growth rate required to revert to the mean 10% growth rate over a five-year period) to be unachievable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary among companies.

DPAC and CIP are adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment, net of deferred taxes, is included in unrealized investment gains (losses) in accumulated other comprehensive income within shareholder's equity.

The Company reviews the carrying amounts of DPAC and CIP on at least an annual basis. Management considers estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

2.7 Other Assets

In 2001, goodwill was charged to expense in equal amounts, generally over 40 years. The Company reviews goodwill for indicators of impairment in value which it believes are other than temporary, including unexpected or adverse changes in the following: (1) the economic or competitive environments in which the Company operates, (2) profitability analyses, (3) cash flow analyses, and (4) the fair value of the relevant subsidiary. If facts and circumstances suggest that a subsidiary's goodwill is impaired, the Company assesses the fair value of the underlying business and reduces goodwill to an amount that results in the book value of the subsidiary approximating fair value. (See Footnote 1.14 Accounting Changes for treatment beginning January 1, 2002.)

2.8 Policy and Contract Claims Reserves

Substantially all of the Company's insurance and annuity liabilities relate to long duration contracts. The contracts normally cannot be changed or canceled by the Company during the contract period.

                    American General Life Insurance Company

2. Accounting Policies (continued)

2.8 Policy and Contract Claims Reserves (continued)

For interest-sensitive life insurance and investment contracts, reserves equal the sum of the policy account balance and deferred revenue charges. Reserves for other contracts are based on estimates of the cost of future policy benefits. Interest, mortality, and surrender assumptions vary by product and are generally based upon actual experience at the time of issue. Interest assumptions used to compute individual life reserves ranged from 2 percent to 11 percent.

The liability for policyholder contract deposits has been established based on various assumptions. Interest rates credited for deferred annuities vary by year of issuance and range from 3.0 percent to 6.5 percent. Withdrawal charges generally range from 1.0 percent to 17.0 percent, grading to zero over a period of 5 to 10 years. The universal life funds have credited interest rates that range from 2.0 percent to 7.35 percent.

2.9 Premium Recognition

Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges. Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DPAC.

Premiums for traditional life insurance products are recognized when due. For limited-payment contracts, net premiums are recorded as revenue. The difference between the gross premium received and the net premium is deferred and recognized in a constant relationship to insurance in force for life insurance contracts and to the amount of expected future benefit payments for annuity contracts.

2.10 Reinsurance

The Company limits its exposure to loss on any single insured to $2.5 million by ceding additional risks through reinsurance contracts with other insurers. The Company diversifies its risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ability ratings. If the reinsurer could not meet its obligations, the Company would reassume the liability as the Company remains primarily liable to the policyholder.

                    American General Life Insurance Company

2.10 Reinsurance (continued)

A receivable is recorded for the portion of benefits paid and insurance liabilities that have been reinsured. Total reinsurance recoverables on ceded reinsurance contracts are included in accounts receivable. The cost of reinsurance is recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies. Benefits paid and future policy benefits related to ceded insurance contracts are recorded as reinsurance recoverables and are included in accounts receivable.

2.11 Participating Policy Contracts

Participating life insurance accounted for approximately 8% of life insurance in force at December 31, 2002.

The portion of earnings allocated to participating policyholders is excluded from net income and shareholder's equity. Dividends to be paid on participating life insurance contracts are determined annually based on estimates of the contracts' earnings. Policyholder dividends were $74.3 million and $72.6 million in 2002 and 2001, respectively, and were included in policyholders' benefits.

2.12 Income Taxes

The Company's ultimate parent, AGC, was acquired by AIG on August 29, 2001. The Company will join in the filing of a consolidated federal income tax return with AGC for the period January 1, 2001 to August 29, 2001. For the period August 30, 2001 to December 31, 2002, the Company will join in the filing of a consolidated federal income tax return with the Parent Company and its life insurance company subsidiaries. The Company has a written agreement with AGC and the Parent Company setting forth the manner in which the total consolidated federal income tax is allocated to each entity that joins in the consolidation. AGC agrees to pay each subsidiary for the tax benefits, if any, of net operating losses and investment, research and foreign tax credits which are not useable by the subsidiary but which are used by other members of the consolidated group. In addition, the Parent Company agrees to reimburse the Company for the tax benefits from net losses, if any, within ninety days after the filing of the consolidated federal income tax return for the year in which the losses are used.

Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in

                    American General Life Insurance Company

2. Accounting Policies (continued)

2.12 Income Taxes (continued)

effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income. Changes related to fluctuations in the fair value of available-for-sale securities are included in the consolidated statements of comprehensive income and accumulated other comprehensive income in shareholder's equity.

2.13 Derivatives

In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 133 "Accounting for Derivative Instruments and Hedging Activities" (FAS 133). In June 2000, FASB issued Statement of Financial Accounting Standards No. 138 "Accounting for Derivative Instruments and Hedging Activities-an amendment of SFAS Statement No. 133" (FAS 138).

Together, these Statements require the Company to recognize all derivatives in the balance sheet at fair value. The financial statement recognition of the change in the fair value of a derivative depends on a number of factors, including the intended use of the derivative and the extent to which it is effective as part of a hedge transaction.

On the date the derivative contract is entered into, the Company designates the derivative as a fair value hedge or cash flow hedge. It is a fair value hedge if it hedges subsequent changes in the fair value of a recognized asset or liability or of an unrecognized firm commitment ("fair value" hedge). It is a cash flow hedge if it hedges a forecasted transaction, or the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge). The gain or loss in the fair value of a derivative that is designated, qualifies and is highly effective as a fair value hedge is recorded in current period earnings, along with the loss or gains on the hedged item attributed to the hedged risk. The gain or loss in the fair value of a derivative that is designated, qualifies and is highly effective as a cash flow hedge, is recorded in other comprehensive income until earnings are affected by the variability of cash flows.

                    American General Life Insurance Company

2. Accounting Policies (continued)

2.13 Derivatives (continued)

The Company documents all relationships between hedging instruments and hedged items, as well as its risk-management objectives and strategy for undertaking various hedge transactions. This process includes linking all derivatives that are designated as hedges to specific assets or liabilities on the balance sheet, or specific firm commitments. The Company also assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives used in hedging transactions are highly effective in offsetting changes in fair values of hedged items.

During 2002, there were no hedges that were discontinued or otherwise no longer qualify as hedges under FAS 133 and FAS 138. Adoption of FAS 133 did not materially impact the Company's results of operations and financial position in current periods and it is not expected to materially impact future periods. The impact of fair value adjustments on derivatives which do not qualify for hedge accounting and any ineffectiveness resulting from hedging activities have been recorded in investment gains (losses).

2.14 Accounting Changes

In June 2001, FASB issued Statement of Financial Accounting Standards No. 142 "Goodwill and Other Intangible Assets" (FAS 142). As of January 1, 2002, the Company adopted FAS 142. FAS 142 requires the Company to discontinue the amortization of goodwill in its statements of income. FAS 142 requires goodwill to be subject to an assessment of impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred.

The assessment of impairment involves a two-step process prescribed in FAS 142; whereby an initial assessment for potential impairment is performed, followed by a measurement of the amount of impairment, if any. FAS 142 also requires the completion of a transitional impairment test in the year of adoption, with any identified impairments recognized as a cumulative effect of change in accounting principles. The Company has evaluated the impact of the impairment provisions of FAS 142 as of January 1, 2002, and has determined that no impairment is required to be recorded to the carrying value of the Company's goodwill balance at December 31, 2002.

In November 2002, FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" (FIN45). FIN45 requires that, for guarantees within its scope that are issued or amended after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee be

                    American General Life Insurance Company

2. Accounting Policies (continued)

2.13 Accounting Changes (continued)

established and recognized through earnings. FIN45 also requires additional disclosures in financial statements starting with the Company's 2002 year-end financial statements. The Company believes that the impact of FIN45 on its results of operations and financial condition will not be significant.

In January 2003, FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN46). FIN46 changes the method of determining whether certain entities should be consolidated in the Company's consolidated financial statements. An entity is subject to FIN 46 and is called a Variable Interest Entity (VIE) if it has (i) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) equity investors that cannot make significant decisions about the entity's operations, or do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under existing guidance. A VIE is consolidated by its primary beneficiary, which is the party that has a majority of the expected losses or a majority of the expected residual returns of the VIE, or both.

The provisions of FIN46 are to be applied immediately to VIEs created after January 31, 2003, and to VIEs in which the Company obtains an interest after that date. For VIEs in which the Company holds a variable interest that is acquired before February 1, 2003, FIN46 applies to the fiscal quarter ended September 30, 2003. For any VIEs that must be consolidated under FIN46 that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE would be initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change.

The Company is currently evaluating the impact of applying FIN46 to existing VIEs in which it has a variable interest, if any, and believes that the impact on its results of operations and financial condition will not be significant.

                    American General Life Insurance Company

3. Investments

3.1 Investment Income

Investment income by type of investment was as follows for the year ended:

                                                     2002      2001-Restated
                                                 ---------------------------
                                                        (In Thousands)
Investment income:
   Fixed maturities                              $  2,688,455   $ 2,579,563
   Equity securities                                    2,150         4,000
   Mortgage loans on real estate                      223,789       221,912
   Investment real estate                              15,303        17,737
   Policy loans                                        97,386        98,395
   Other investments                                  (67,595)        2,020
   Short-term investments                              21,214        70,610
                                                 ---------------------------
Gross investment income                             2,980,702     2,994,237
Investment expenses                                    34,793        54,321
                                                 ---------------------------
Net investment income                            $  2,945,909   $ 2,939,916
                                                 ===========================

The carrying value of investments that produced no investment income during 2002 was less than 0.3% of total invested assets. The ultimate disposition of these investments is not expected to have a material effect on the Company's results of operations and financial position.

Derivative financial instruments did not have a material effect on net investment income in 2002 and 2001. During 2002, other investments relates to losses associated with various partnership interests.

                    American General Life Insurance Company

3. Investments (continued)

3.2 Net Realized Investment Gains (Losses)

Realized gains (losses) by type of investment were as follows for the year ended:

                                                        2002      2001-Restated
                                                     ---------------------------
                                                            (In Thousands)
Fixed maturities:
   Gross gains                                       $  389,164      $  347,495
   Gross losses                                        (676,553)       (366,654)
                                                     ---------------------------
Total fixed maturities                                 (287,389)        (19,159)
Equity securities                                          (191)         (4,475)
Derivatives                                                 (38)         (2,151)
Other                                                     4,787         (79,494)
                                                     ---------------------------
Net realized investment (losses) gains                 (282,831)       (105,279)
   before tax
Income tax (benefit) expense                            (72,049)        (36,319)
                                                     ---------------------------
Net realized investment (losses) gains
   after tax                                         $ (210,782)     $  (68,960)
                                                     ===========================

During 2002, the Company's realized losses included write-downs of $304.6 million for certain available for sale fixed maturity investments that experienced declines deemed other than temporary.

                    American General Life Insurance Company

3. Investments (continued)

3.3 Fixed Maturity and Equity Securities

All fixed maturity and equity securities are classified as available-for-sale and reported at fair value. Amortized cost and fair value at December 31, 2002 and 2001 were as follows:

                                                        Gross         Gross
                                       Amortized     Unrealized    Unrealized        Fair
                                          Cost          Gain          Loss           Value
                                      ------------------------------------------------------
                                                         (In Thousands)
December 31, 2002
Fixed maturity securities:
   Corporate securities:
      Investment-grade                $19,250,058   $ 1,480,800   $  (576,371)   $20,154,487
      Below investment-grade            5,071,592       237,438      (226,843)     5,082,187
   Mortgage-backed securities*          9,812,350       439,914        (7,222)    10,245,042
   U.S. government obligations            406,792        41,715        (2,019)       446,488
   Foreign governments                    125,735        15,324            --        141,059
   State and political subdivisions     1,251,187        11,423        (2,143)     1,260,467
   Collateralized bonds                   357,697        22,914       (11,701)       368,910
   Industrial & miscellaneous             816,267        51,882       (11,141)       857,008
   Public Utilities                     1,005,115        87,551       (27,874)     1,064,792
   Redeemable preferred stocks              5,459            --        (2,452)         3,007
                                      ------------------------------------------------------
Total fixed maturity securities       $38,102,252   $ 2,388,961   $  (867,766)   $39,623,447
                                      ======================================================
Equity securities                     $   214,405   $     3,156   $   (55,102)   $   162,459
                                      ======================================================
Investment in Parent Company          $     8,597   $    38,270   $        --    $    46,867
                                      ======================================================

* Primarily include pass-through securities guaranteed by and mortgage obligations ("CMOs") collateralized by the U.S. government and government agencies.

                    American General Life Insurance Company

3. Investments (continued)

3.3 Fixed Maturity and Equity Securities (continued)

                                                       Gross         Gross
                                       Amortized     Unrealized    Unrealized       Fair
                                          Cost          Gain          Loss         Value
                                      ------------------------------------------------------
                                                        (In Thousands)
December 31, 2001
Fixed maturity securities:
   Corporate securities:
      Investment-grade                $17,037,168   $   732,355   $  (297,539)   $17,471,984
      Below investment-grade            2,230,377        39,954      (256,938)     2,013,393
   Mortgage-backed securities*          8,214,586       182,895       (77,639)     8,319,842
   U.S. government obligations            610,068        21,834       (10,689)       621,213
   Foreign governments                    229,785        12,834        (1,776)       240,843
   State and political subdivisions     5,403,359       135,278       (52,443)     5,486,194
   Redeemable preferred stocks              7,111            --           (81)         7,030
                                      ------------------------------------------------------
Total fixed maturity securities       $33,732,454   $ 1,125,150   $  (697,105)   $34,160,499
                                      ======================================================
Equity securities                     $   205,771   $       320   $   (27,192)   $   178,899
                                      ======================================================
Investment in Parent Company          $     8,597   $    55,729   $        --    $    64,326
                                      ======================================================

* Primarily include pass-through securities guaranteed by and mortgage obligations ("CMOs") collateralized by the U.S. government and government agencies.

                    American General Life Insurance Company

3. Investments (continued)

3.3 Fixed Maturity and Equity Securities (continued)

Net unrealized gains (losses) on securities included in accumulated comprehensive income in shareholders' equity at December 31 were as follows:

                                                       2002     2001-Restated
                                                   --------------------------

Gross unrealized gains                             $ 2,430,387   $ 1,181,199
Gross unrealized losses                               (922,868)     (724,327)
DPAC and other fair value adjustments                 (433,493)     (205,757)
Deferred federal income (taxes) benefit               (359,488)      (89,717)
                                                   --------------------------
Net unrealized gains (losses) on securities        $   714,538   $   161,398
                                                   ==========================

The contractual maturities of fixed maturity securities at December 31 were as follows:

                                               2002                    2001-Restated
                                     -----------------------------------------------------
                                      Amortized      Market       Amortized      Market
                                        Cost          Value          Cost         Value
                                     -----------------------------------------------------
                                          (In Thousands)              (In Thousands)
Fixed maturity securities,
  excluding mortgage-backed
  securities:
      Due in one year or less        $   797,704   $   818,133   $ 1,492,714   $ 1,523,591
      Due after one year through
         five years                    5,028,525     5,310,521     5,395,275     5,588,481
      Due after five years through
         ten years                    10,034,258    10,445,007     9,467,603     9,576,284
      Due after ten years             12,429,415    12,804,743     9,162,276     9,152,301
Mortgage-backed securities             9,812,350    10,245,043     8,214,586     8,319,842
                                     -----------------------------------------------------
Total fixed maturity securities      $38,102,252   $39,623,447   $33,732,454   $34,160,499
                                     =====================================================

Actual maturities may differ from contractual maturities, since borrowers may have the right to call or prepay obligations. In addition, corporate requirements and investment strategies may result in the sale of investments before maturity. Proceeds from sales of fixed maturities were $29.4 billion, and $35.1 billion, during 2002 and 2001.

                    American General Life Insurance Company

3. Investments (continued)

3.4 Mortgage Loans on Real Estate

Diversification of the geographic location and type of property collateralizing mortgage loans reduces the concentration of credit risk. For new loans, the Company requires loan-to-value ratios of 75% or less, based on management's credit assessment of the borrower. The mortgage loan portfolio was distributed as follows at December 31, 2002 and 2001:

                                           Outstanding  Percent of    Percent
                                             Amount        Total   Nonperforming
                                           -------------------------------------
                                                      (In Millions)
December 31, 2002
Geographic distribution:
   South Atlantic                          $   649          23.4%         0.4%
   Pacific                                     449          16.2          0.0
   Mid-Atlantic                                469          16.9          0.0
   East North Central                          443          16.0          1.6
   Mountain                                    111           4.0          1.8
   West South Central                          219           7.9          0.0
   East South Central                          237           8.5          0.0
   West North Central                          110           4.0          2.7
   New England                                  98           3.5          0.0
Allowance for losses                           (11)         (0.4)         0.0
                                           -----------------------
Total                                      $ 2,774         100.0%         0.4%
                                           =======================

Property type:
   Office                                  $ 1,162          41.9%         0.3%
   Retail                                      830          29.9          1.3
   Industrial                                  326          11.8          0.0
   Apartments                                  268           9.6          0.0
   Hotel/motel                                 103           3.7          0.0
   Other                                        96           3.5          0.0
Allowance for losses                           (11)         (0.4)         0.0
                                           -----------------------
Total                                      $ 2,774         100.0%         0.4%
                                           =======================

                    American General Life Insurance Company

3. Investments (continued)

3.4 Mortgage Loans on Real Estate (continued)

                                           Outstanding  Percent of    Percent
                                             Amount        Total   Nonperforming
                                           -------------------------------------
                                                      (In Millions)
December 31, 2001-Restated
Geographic distribution:
   South Atlantic                          $   627          23.0%       0.0%
   Pacific                                     418          15.4        7.3
   Mid-Atlantic                                433          15.9        0.0
   East North Central                          433          15.9        0.5
   Mountain                                    119           4.4        0.8
   West South Central                          233           8.6        0.0
   East South Central                          251           9.2        0.0
   West North Central                          121           4.4        0.0
   New England                                  97           3.6        0.0
Allowance for losses                           (12)         (0.4)       0.0
                                           -----------------------
Total                                      $ 2,720         100.0%       1.3%
                                           =======================

Property type:
   Office                                  $ 1,161          42.6%       2.9%
   Retail                                      883          32.4        0.0
   Industrial                                  308          11.3        0.0
   Apartments                                  219           8.1        0.0
   Hotel/motel                                 105           3.9        0.0
   Other                                        56           2.1        0.0
Allowance for losses                           (12)         (0.4)       0.0
                                           -----------------------
Total                                      $ 2,720         100.0%       1.3%
                                           =======================

Impaired mortgage loans on real estate and related interest income is not material.

                    American General Life Insurance Company

4. Deferred Policy Acquisitions Costs and Cost of Insurance Purchased

The following reflects deferred policy acquisition costs (commissions, direct solicitation and other costs) which will be amortized against future income and the related current amortization charges to income, excluding certain amounts deferred and amortized in the same period (in thousands):

                                                           2002    2001-Restated
                                                      -------------------------

Balance at January 1                                  $ 2,335,474   $ 2,405,205
   Capitalization                                         327,806       330,988
   Accretion of interest/Amortization                    (142,753)     (234,915)
   Effect of unrealized losses (gains) on securities     (268,319)     (129,986)
   Effect of realized losses (gains) on securities         41,829       (35,818)
                                                      -------------------------
Balance at December 31                                $ 2,294,037   $ 2,335,474
                                                      =========================

A rollforward of cost of insurance purchased (CIP) for the years ended December 31, were as follows:

                                                      2002       2001-Restated
                                                   ---------------------------
                                                           (In Thousands)

Balance at January 1                               $ 312,609         $ 361,300
Deferral of renewal commissions                        6,391             6,837
Accretion of interest                                 25,800            29,348
Amortization                                         (28,100)          (50,903)
Effect of unrealized (gains) losses on securities     33,700           (28,925)
Effect of realized (gains) losses on securities        1,200            (5,048)
                                                   ---------------------------
Balance at December 31                             $ 351,600         $ 312,609
                                                   ===========================

CIP amortization to be recorded in each of the next five years is $18.9 million, $17.8 million, $16.4 million, $16.1 million and $15.8 million.

                    American General Life Insurance Company

5. Other Assets

Other assets consisted of the following:

                                                           December 31
                                                      2002         2001-Restated
                                                    ----------------------------
                                                          (In Thousands)

Goodwill                                            $ 38,973            $ 47,684
Computer software                                     92,742              81,762
Account receivable brokers                           124,051              97,991
Prepaid expenses                                      34,794              36,752
Other                                                 94,851              64,100
                                                    ----------------------------
Total other assets                                  $385,411            $328,289
                                                    ============================


FAS 142 requires that the Company reclassify any separable intangible assets and, for intangible assets with definitive useful lives, to amortize their cost over their useful lives. Upon adoption of FAS 142, the Company reclassified $8.7 million of separable intangible assets out of goodwill and recorded amortization totaling $0.7 million in the year ended December 31, 2002.

                    American General Life Insurance Company

6. Restructuring Charges

In connection with the Parent's merger with AGC during 2001, the Company incurred $174,274,000 in restructuring costs. Of the total restructuring charges, approximately $162,801,000 has been paid as of December 31, 2002. The remaining balance is included in Other Liabilities.

7. Federal Income Taxes

7.1 Tax Liabilities

Income tax liabilities were as follows:

                                                             December 31
                                                        2002       2001-Restated
                                                     ---------------------------
                                                            (In Thousands)

Current tax (receivable) payable                     $ (26,411)        $  10,636
Deferred tax liabilities, applicable to:
   Net income                                          402,124           391,585
   Net unrealized investment gains                     389,276            77,737
                                                     ---------------------------
Total deferred tax liabilities                         791,400           469,322
                                                     ---------------------------
Total current and deferred tax liabilities           $ 764,989         $ 479,958
                                                     ===========================

                    American General Life Insurance Company

7. Federal Income Taxes (continued)

7.1 Tax Liabilities (continued)

Components of deferred tax liabilities and assets at December 31 were as follows:

                                                                             2002         2001-Restated
                                                                        -------------------------------
                                                                                 (In Thousands)
Deferred tax liabilities applicable to:
   Deferred policy acquisition costs                                    $   729,627         $   755,940
   Basis differential of investments                                        131,726              95,679
   Net unrealized gains on debt and equity securities available
      for sale                                                              391,727              59,019
   Other                                                                     82,639             160,445
                                                                        -------------------------------
Total deferred tax liabilities                                            1,335,719           1,071,083

Deferred tax assets applicable to:
   Policy reserves                                                         (336,687)           (403,280)
   Net unrealized losses on debt and equity securities available
      for sale                                                                   --              (3,000)
   Nondeductible liabilities                                                (57,000)            (57,300)
   Other                                                                   (150,632)           (139,181)
                                                                        -------------------------------
Total deferred tax assets before valuation allowance                       (544,319)           (602,761)
Valuation allowance                                                              --               1,000
                                                                        -------------------------------
Total deferred tax assets, net of valuation allowance                      (544,319)           (601,761)
                                                                        -------------------------------
Net deferred tax liabilities                                            $   791,400         $   469,322
                                                                        ===============================

Under prior Federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "policyholders' surplus." At December 31, 2002, the Company had approximately $358.2 million of policyholders' surplus on which no payment of Federal income taxes will be required unless it is distributed as a dividend, or under other specified conditions. Barring the passage of unfavorable tax legislation, the Company does not believe that any significant portion of the account will be taxed in the foreseeable future. Accordingly, no deferred tax liability has been recognized in relation to the policyholders' surplus account. If the entire balance of the policyholders' surplus became taxable at the current federal income tax rates, the tax would be approximately $125.4 million.

                    American General Life Insurance Company

7. Federal Income Taxes (continued)

7.2 Tax Expense

Components of income tax expense (benefit) for the years were as follows:

                                                      2002        2001-Restated
                                                   ----------------------------
                                                           (In Thousands)
Current expense                                    $  98,775          $ 275,051
Deferred expense (benefit):
   Realized gains                                   (151,346)           (78,336)
   Deferred policy acquisition cost                   58,464             15,201
   Policy reserves                                    27,318             30,128
   Basis differential of investments                  75,946             20,175
   Internally developed software                       4,867             21,374
   Restructure charges                                25,786            (17,799)
   Policyholder dividend guarantee                     1,053            (11,083)
   Other, net                                         (1,048)             1,040
                                                   ----------------------------
Total deferred expense (benefit)                      41,040            (19,300)
                                                   ----------------------------
Income tax expense                                 $ 139,815          $ 255,751
                                                   ============================

A reconciliation between the income tax expense computed by applying the federal income tax rate (35%) to income before taxes and the income tax expense reported in the financial statement is presented below.

                                                      2002        2001-Restated
                                                   ----------------------------
                                                          (In Thousands)
Income tax at statutory percentage of
   GAAP pretax income                              $ 312,158          $ 293,271
Tax-exempt investment income                         (29,164)           (32,575)
Nonconventional fuel source credits                 (101,917)                --
Adjustment for IRS examinations                      (46,237)                --
Goodwill                                                 143                683
Other                                                  4,832             (5,628)
                                                   ----------------------------
Income tax expense                                 $ 139,815          $ 255,751
                                                   ============================

                    American General Life Insurance Company

7. Federal Income Taxes (continued)

7.2 Tax Expense (continued)

The adjustment for IRS examinations relates primarily to the reduction of certain tax liabilities that were recorded for prior years following the completion of the tax examinations discussed in note 7.4.

7.3 Taxes Paid

Income taxes paid amounted to approximately $127.2 million and $236.1 million in 2002 and 2001, respectively.

7.4 Tax Return Examinations

The Internal Revenue Service (IRS) has completed the examination of the Company's federal income tax returns through the taxable year ended December 31, 1999. The Company has not been contacted by the IRS regarding examinations of taxable years beginning after December 31, 1999.

The Company's ultimate parent, AGC, was acquired by AIG on August 29, 2001. The Company will join in the filing of a consolidated federal income tax return with AGC for the period January 1, 2001 to August 29, 2001. The Company has a written agreement with AGC under which each subsidiary agrees to pay AGC an amount equal to consolidated federal income tax expense multiplied by the ratio that the subsidiary's separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary's separate return tax liability over the allocated consolidated tax liability. AGC agrees to pay each subsidiary for the tax benefits, if any, of net operating losses and investment, research and foreign tax credits which are not useable by the subsidiary but which are used by other members of the consolidated group.

Starting August 30, 2001, the Company will join in the filing of a consolidated federal income tax return with the Parent Company and its life insurance company subsidiaries. The Company has a written agreement with the Parent Company setting forth the manner in which the total consolidated federal income tax is allocated to each entity that joins in the consolidation. Under this agreement, the Parent Company agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company had it filed a separate federal income tax return. In addition, the Parent Company agrees to reimburse the Company for the tax benefits from net losses, if any, within ninety days after the filing of the consolidated federal income tax return for the year in which the losses are used.

                    American General Life Insurance Company

8. Transactions With Affiliates

Indebtedness from affiliates were as follows:

                                                                   December 31, 2001
                                            December 31, 2002           -Restated
                                          --------------------------------------------
                                          Par Value  Book Value  Par Value  Book Value
                                          --------------------------------------------
                                                        (In Thousands)
American General Corporation,
   9 3/8%, due 2008                       $  4,725    $  3,677    $  4,725    $  3,575
American General Corporation,
   Promissory notes, 5 1/2% due 2004            --          --       7,339       7,339
AGC Life, Promissory notes, 6.75%
   due 2005                                116,000     116,000     116,000     116,000
American General Corporation, Senior
   Promissory notes, 2 16/25% due 2006          --          --     374,000     374,000
American General Corporation,
   Promissory notes, 1.939% due 2006       333,000     333,000          --          --
American General Corporation Life,
   Restricted Subordinated Note,
   6.75%, due 2005                              --          --      25,321      25,321
                                          --------------------------------------------
Total notes receivable from affiliates     453,725     452,677     527,385     526,235
                                          --------------------------------------------
Accounts receivable from affiliates             --      54,205          --      22,727
                                          --------------------------------------------
Indebtedness from affiliates              $453,725    $506,882    $527,385    $548,962
                                          ============================================

Various AIG companies provide services to the Company, principally mortgage servicing and investment management services, provided by American International Group Global Investment Corporation (AIGGIC) on a fee basis. The Company paid approximately $62,210,368 and $127,124,718 for such services in 2002 and 2001 respectively. Accounts payable for such services at December 31, 2002 and 2001 were not material. The Company rents facilities and provides services on an allocated cost basis to various AIG companies. Beginning in 1998, amounts received by the Company from affiliates include amounts received by its wholly owned, non-life insurance subsidiary, American General Life Companies ("AGLC"). AGLC provides shared services, including technology,

                    American General Life Insurance Company

8. Transactions With Affiliates (continued)

to a number of AIG's life insurance subsidiaries. The Company received approximately $342,097,281 and $243,722,505 for such services and rent in 2002 and 2001 respectively. Accounts receivable for rent and services at December 31, 2002 and 2001 were not material.

On December 31, 2002, the Company sold certain partnership interests to an affiliate, Pine Street Holdings I LLC ("Pine Street Holdings"). Total proceeds received were $59.8 million, resulting in a realized gain of $5.4 million. The consideration received included $20.7 million of 1.38% secured term notes due December 31, 2012, and $14.1 million of preferred membership equity interests, issued by Pine Street Holdings.

9. Benefit Plans

Effective January 1, 2002, the Company's employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance. AIG's U.S. plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates. AIG's projected benefit obligations exceeded the plan assets at December 31, 2002 by $449 million.

AIG applies APB Opinion 25 "Accounting for Stock Issued to Employees" and related interpretations in accounting for its stock-based compensation plans. Employees of the Company participate in certain stock option and stock purchase plans of AIG. In general, under the stock option plan, officers and other key employees are granted options to purchase AIG's common stock at a price not less than fair market value at the date of grant. In general, the stock purchase plan provides for eligible employees to receive privileges to purchase AIG's common stock at a price equal to 85% of the fair market value on the date of grant of the purchase privilege. AIG has not recognized compensation costs for either plan. The effect of the compensation costs, as determined consistent with Statement of Financial Accounting Standards No. 123 "Accounting for Stock-Based Compensation" (FAS 123), was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of AIG and, therefore, are not presented herein. Disclosures required by FAS 123 are included in the Annual Report of AIG.

                    American General Life Insurance Company

9. Benefit Plans (continued)

Prior to January 1, 2002, substantially all employees of the Company were covered under benefit plans sponsored by American General Corporation, including a qualified defined pension plan, contributory life, medical and dental postretirement benefit plans, and a qualified defined contribution savings plan. The amounts related to the benefit plans were not material to the Company's consolidated financial position or results of operations.

10. Derivative Financial Instruments

10.1 Use of Derivative Financial Instruments

The Company's use of derivative financial instruments is generally limited to interest rate and currency swap agreements, and options to enter into interest rate swap agreements (call and put swaptions). The Company is neither a dealer nor a trader in derivative financial instruments.

Hedge accounting requires a high correlation between changes in fair values or cash flows of the derivative financial instrument and the specific item being hedged, both at inception and throughout the life of the hedge. For fair value hedges, gains and losses on both the derivative and the hedged item attributable to the risk being hedged are recognized in earnings. For both cash flow hedges and foreign currency hedges, to the extent the hedge is effective, gains and losses on both the derivative and the hedged item attributable to the risk being hedged are recognized as a component of other comprehensive income or shareholder's equity. Any ineffective portion of both cash flow hedges and foreign currency hedges are reported in net unrealized investment gains (losses).

10.2 Interest Rate and Currency Swap Agreements

Interest rate swap agreements are used to convert specific investment securities from a floating to a fixed rate basis, or vice versa, and to hedge against the risk of declining interest rates on anticipated security purchases. Interest rate swaps in which the Company agrees to pay a fixed rate and receive a floating rate are accounted for as fair value hedges. Interest rate swaps in which the Company agrees to pay a floating rate and receive a fixed rate are accounted for as cash flow hedges.

Currency swap agreements are used to convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specific exchange rates and to hedge against currency rate fluctuation on anticipated security purchases.

                    American General Life Insurance Company

10. Derivative Financial Instruments (continued)

10.2 Interest Rate and Currency Swap Agreements (continued)

The difference between amounts paid and received on swap agreements is recorded on an accrual basis as an adjustment to net investment income or interest expense, as appropriate, over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in other liabilities or assets.

The fair values of swap agreements are recognized in the consolidated balance sheets if the hedge investments are carried at fair value or if they hedge anticipated purchases of such investments. In this event, changes in the fair value of a swap agreement are reported in net unrealized gains on securities included in other accumulated comprehensive income in shareholders' equity, consistent with the treatment of the related investment security.

For swap agreements hedging anticipated investment purchases, the net swap settlement amount or unrealized gain or loss is deferred and included in the measurement of the anticipated transaction when it occurs.

Swap agreements generally have terms of two to ten years. Any gain or loss from early termination of a swap agreement is deferred and amortized into income over the remaining term of the related investment. If the underlying investment is extinguished or sold, any related gain or loss on swap agreements is recognized in income.

Interest rate and currency swap agreements related to investment securities at December 31 were as follows:

                                                           2002   2001-Restated
                                                         ----------------------
                                                         (Dollars in Millions)
Interest rate swap agreements to receive fixed rate:
   Notional amount                                       $   145     $   160
   Average receive rate                                     6.69%       6.74%
   Average pay rate                                         1.77%       2.07%
Currency swap agreements (receive U.S. dollars/pay
   Canadian dollars):
      Notional amount (in U.S. dollars)                  $    97     $    74
      Average exchange rate                                 1.50        1.43

                    American General Life Insurance Company

10. Derivative Financial Instruments (continued)

10.2 Interest Rate and Currency Swap Agreements (continued)

                                                          2002    2001-Restated
                                                        -----------------------
                                                        (Dollars in Millions)
Currency swap agreements (receive U.S. dollars/pay
   Australian dollars):
      Notional amount (in U.S. dollars)                 $   23        $   23
      Average exchange rate                               1.85          1.85
Currency swap agreements (receive U.S. dollars/pay
   Japanese Yen):
      Notional amount (in U.S. dollars)                 $   12        $   12
      Average exchange rate                              44.60         44.60


10.3 Swaptions

Options to enter into interest rate swap agreements are used to limit the Company's exposure to reduced spreads between investment yields and interest crediting rates should interest rates decline significantly over prolonged periods. During such periods, the spread between investment yields and interest crediting rates may be reduced as a result of certain limitations on the Company's ability to manage interest crediting rates. Call swaptions allow the Company to enter into interest rate swap agreements to receive fixed rates and pay lower floating rates, effectively increasing the spread between investment yields and interest crediting rates.

During prolonged periods of decreasing interest rates, the spread between investment yields and interest crediting rates may be reduced as a result of minimum rate guarantees on certain annuity contracts, which limit the Company's ability to reduce interest crediting rates. Call swaptions, which allow the Company to enter into interest rate swap agreements to receive fixed rates and pay lower floating rates, effectively maintain the spread between investment yields and interest crediting rates during such periods.

Conversely, during prolonged periods of increasing interest rates, the spread between investment yields and interest crediting rates may be reduced if the Company decides to increase interest crediting rates to limit surrenders. Put swaptions, which allow the Company to enter into interest rate swap agreements to pay fixed rates and receive higher floating rates, effectively maintain the spread between investment yields and interest crediting rates during such periods.

                    American General Life Insurance Company

10. Derivative Financial Instruments (continued)

10.3 Swaptions (continued)

Premiums paid to purchase swaptions and subsequent changes in fair value are included in other invested assets. The Company's swaptions do not qualify for hedge accounting due to the inability to establish hedge effectiveness. The change in the fair value of the swaptions is recognized in net realized investment losses. Gains or losses from swaptions are recognized at the time of expiration or when the option to enter into a swap is exercised. Swaptions outstanding at December 31, 2002 expire in 2003. Should the strike rates remain below market rates for call swaptions and above market rates for put swaptions, the swaptions will expire and the Company's exposure would be limited to the premiums paid. These premiums were not significant for 2002.

Swaptions at December 31 were as follows:

                                                   2002         2001-Restated
                                                   --------------------------
                                                      (Dollars in Millions)
Call swaptions:
   Notional amount                                       --         $    376
   Average strike rate                                   --             5.25%
Put swaptions:
   Notional amount                                 $  3,275         $    684
   Average strike rate                                7.75%            8.25%

                    American General Life Insurance Company

10. Derivative Financial Instruments (continued)

10.4 Credit and Market Risk

Derivative financial instruments expose the Company to credit risk in the event of non-performance by counterparties. The Company limits this exposure by entering into agreements with counterparties having high credit ratings and by regularly monitoring the ratings. The Company does not expect any counterparty to fail to meet its obligation; however, non-performance would not have a material impact on the Company's consolidated results of operations or financial position.

The Company's exposure to market risk is mitigated by the offsetting effects of changes in the value of the agreements and the related items being hedged.

11. Fair Value of Financial Instruments

Carrying amounts and fair values for certain of the Company's financial instruments at December 31 are presented below. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all of the Company's assets and liabilities, and (2) the reporting of investments at fair value without a corresponding evaluation of related policyholders liabilities can be misinterpreted.

                                                         2002                 2001-Restated
                                                    Fair     Carrying       Fair     Carrying
                                                   Value      Amount       Value      Amount
                                                  -------------------------------------------
                                                                 (In Millions)
Assets
Fixed maturity and equity securities              $39,786     $39,786     $34,339     $34,339
Mortgage loans on real estate                       3,173       2,774       2,837       2,720
Policy loans                                        1,724       1,631       1,882       1,668
Short-term investments                                268         268         634         634
Derivative financial instruments                       31          31          26          26
Other long-term investments                           757         757         386         386
Investment in Parent Company                           47          47          64          64
Indebtedness from affiliates                          507         507         549         549
Securities held under collateral agreements         3,217       3,217          --          --
Assets held in separate accounts                   17,318      17,318      20,860      20,860

Liabilities
Investment contracts                               33,348      33,301      31,591      31,634
Dividend accumulations                                843         843         863         863
Securities loaned under collateral agreements       3,216       3,216          --          --
Liabilities related to separate accounts           17,318      17,318      20,860      20,860


                    American General Life Insurance Company

11. Fair Value of Financial Instruments (continued)

The following methods and assumptions were used to estimate the fair value of financial instruments:

         Fixed Maturity and Equity Securities

         Fair values of fixed maturity and equity securities were based on quoted market prices, where available. For investments not actively traded, fair values were estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of investments.

         Mortgage Loans on Real Estate

         Fair value of mortgage loans was estimated primarily using discounted cash flows, based on contractual maturities and risk-adjusted discount rates.

         Policy Loans

         Fair value of policy loans was estimated using discounted cash flows and actuarially determined assumptions incorporating market rates.

         Investment in Parent Company

         The fair value of the investment in Parent Company is based on quoted market prices of AIG common stock.

         Assets and Liabilities Related to Separate Accounts

         The fair value of Separate Account assets and liabilities was based on quoted net asset value per share of the underlying mutual funds held in separate accounts.

         Derivative Financial Instruments

         Fair values for derivative assets and liabilities were based upon quoted market prices.

                    American General Life Insurance Company

11. Fair Value of Financial Instruments (continued)

         Investment Contracts

         Fair value of insurance investment contracts was estimated using cash flows discounted at market interest rates.

         Indebtedness from Affiliates

         Indebtedness from affiliates is composed of accounts receivable and notes receivable from affiliates. Due to the short-term nature of accounts receivable, fair value is assumed to equal carrying value. The fair value of notes receivable was estimated using discounted cash flows based on contractual maturities and discount rates that were based on U.S. Treasury rates for similar maturity ranges.

         Other Long-Term Investments

         Fair value of other long term investments is based upon the fair-value of the net assets of these investments as determined by the general partners.

12. Commitments and Contingencies

The Company has various leases, substantially all of which are for office space and facilities. Rentals under financing leases, contingent rentals, and future minimum rental commitments and rental expense under operating leases are not material.

In recent years, various life insurance companies have been named as defendants in class action lawsuits relating to life insurance pricing and sales practices, and a number of these lawsuits have resulted in substantial settlements. On December 16, 1998, American General Corporation announced that certain of its life insurance subsidiaries had entered into agreements to resolve all pending market conduct class action lawsuits.

In conjunction with the proposed settlements, the Company recorded a charge of $189.1 million ($122.9 million after-tax) in the fourth quarter of 1998. The charge covered the cost of policyholder benefits and other anticipated expenses resulting from the proposed settlements, as well as other administrative and legal costs.

On December 31, 1999, the Company entered into an agreement with the Parent Company whereby the Company assigned, and the Parent Company assumed, 100% of the liabilities of the

                    American General Life Insurance Company

12. Commitments and Contingencies (continued)

Company related to the proposed resolution. As consideration for the assumption of the liabilities, the Company paid the Parent Company an amount equal to the liabilities recorded with respect to the proposed resolution of the litigation.

The Company is party to various other lawsuits and proceedings arising in the ordinary course of business. These lawsuits and proceedings include certain class action claims and claims filed by individuals who have excluded themselves from settlement of class action lawsuits relating to life insurance pricing and sales practices. In addition, many of these proceedings are pending in jurisdictions that permit damage awards disproportionate to the actual economic damages alleged to have been incurred. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions continues to create the potential for an unpredictable judgment in any given suit.

The Company had $123.8 million and $170.6 million of unfunded commitments for its investments in limited partnerships at December 31, 2002 and 2001, respectively.

Insurance companies that are under regulatory supervision result in assessments by state guaranty funds to cover losses to policyholders of insolvent or rehabilitated insurance companies. Those mandatory assessments may be partially recovered through a reduction in future premium tax in certain states. At December 31, 2002 and 2001, the Company has accrued $3.4 million and $5.9 million, respectively, for guaranty fund assessments. The Company has recorded receivables of $2.6 million and $4.2 million at December 31, 2002 and 2001, respectively, for expected recoveries against the payment of future premium taxes.

On November 1, 2002, the Company and various affiliates entered into a one-year inter-affiliate credit facility (the "facility"), under which the Company commits to make loans to AIG in amounts aggregating to not more than $90.0 million. Such loans may take the form of variable rate loans that pay the higher of the federal funds rate plus 0.5% or the prime rate, or fixed rate loans that pay LIBOR plus a specific margin. AIG has the option, at the commitment termination date of October 31, 2003, to convert any outstanding loan balances to one-year term loans.

                    American General Life Insurance Company

13. Reinsurance

The Company will receive annual facility fees of 0.045% on its commitment. There were no borrowings outstanding under the facility as of December 31, 2002.

Reinsurance transactions for the years ended December 31, 2002 and 2001 were as follows:

                                                                                                      Percentage
                                                        Ceded to         Assumed                       of Amount
                                                          Other        From Other                       Assumed
                                     Gross Amount       Companies       Companies         Net Amount     to Net
                                     --------------------------------------------------------------------------
                                                                     (In Thousands)
December 31, 2002
Life insurance in force              $128,263,870     $ 59,950,491     $  2,389,096      $ 70,702,475     3.38%
                                     ================================================================
Premiums:
   Life insurance and annuities         1,388,181          249,365           20,979         1,159,795     1.81%
   Accident and health insurance           25,713              983             (583)           24,147    -2.41%
                                     ----------------------------------------------------------------
Total premiums                       $  1,413,894     $    250,348     $     20,396      $  1,183,942     1.72%
                                     ================================================================

December 31, 2001
Life insurance in force              $136,480,801     $ 65,109,557     $  1,657,275      $ 73,028,519     2.27%
                                     ================================================================
Premiums:
   Life insurance and annuities           806,910          218,071           18,075           606,914     2.98%
   Accident and health insurance           28,875            1,476           (3,313)           24,086   -13.75%
                                     ----------------------------------------------------------------
Total premiums                       $    835,785     $    219,547     $     14,762      $    631,000     2.34%
                                     ================================================================

Reinsurance recoverable on paid losses was approximately $11.3 million, and $20.4 million, at December 31, 2002 and 2001, respectively. Reinsurance recoverable on unpaid losses was approximately $20.7 million, and $27.4 million at December 31, 2002 and 2001, respectively.

14. Shareholders' Equity

The Company has 8,500 shares of $100 par value cumulative preferred stock authorized and outstanding with an $80 dividend rate, redeemable at $1,000 per share after December 31, 2000. The stock is held by it's immediate parent, AGC Life.

                    American General Life Insurance Company

14.  Shareholders' Equity (continued)

The Company paid $445 million and $402 million in dividends on common stock to the Parent Company in 2002 and 2001. The Company also paid $680 thousand in dividends on preferred stock to the Parent Company in 2002.

On December 31, 2002, the Parent contributed to the Company a 100% interest in SunAmerica Hedge Fund Holdings LLC ("SAHFH"). SAHFH was formed on December 13, 2002. SAHFH's assets consist solely of investments in partnerships, which are included in other long term investments in the consolidated balance sheets. The capital contribution was recorded in the amount of $443.8 million, representing the equity of SAHFH.

The Company and its insurance subsidiaries are restricted by state insurance laws as to the amounts they may pay as dividends without prior approval from their respective state insurance departments. At December 31, 2002, approximately $6.1 billion of consolidated shareholder's equity represents net assets of the Company, which cannot be transferred, in the form of dividends, loans, or advances to the Parent Company. Approximately $3.2 billion of consolidated shareholders' equity is similarly restricted as to transfer from its subsidiaries to the Company.

Generally, the net assets of the Company's subsidiaries available for transfer to the Parent are limited to the amounts that the subsidiaries' net assets, as determined in accordance with statutory accounting practices, exceed minimum statutory capital requirements. However, payments of such amounts as dividends may be subject to approval by regulatory authorities and are generally limited to the greater of 10% of policyholders' surplus or the previous year's statutory net gain from operations.

15. Division Operations

15.1 Nature of Operations

The Company manages its business operation through two divisions, which are based on products and services offered.

Retirement Savings

The Retirement Savings Division, which primarily relates to the operation of VALIC, a wholly owned subsidiary of the Company, provides tax-deferred retirement annuities and employer-

                     American General Life Insurance Company

15. Division Operations (continued)

15.1 Nature of Operations (continued)

sponsored retirement plans to employees of educational, health care, public sector, and other not-for-profit organizations marketed nationwide through exclusive sales representatives.

Life Insurance

The Life Insurance division provides traditional, interest-sensitive, and variable life insurance and annuities to a broad spectrum of customers through multiple distribution channels focused on specific market segments.

15.2 Division Results

Results of each division exclude goodwill amortization, net realized investment gains, and non-recurring accumulative effect of accounting change.

Division earnings information was as follows:

                                      Revenues                  Income Before Taxes                 Earnings
                              ------------------------------------------------------------------------------------------
                                2002       2001-Restated       2002        2001-Restated        2002       2001-Restated
                              ------------------------------------------------------------------------------------------
                                                                  (In Millions)
Retirement Services           $ 2,133         $ 2,107         $   772         $   562         $   521         $   385
Life Insurance                  2,813           2,164             404             426             406             275
                              ---------------------------------------------------------------------------------------
Total divisions                 4,946           4,271           1,176             988             927             660
Goodwill amortization              --              --              (1)             (1)             (1)             (1)
RG (L)                           (283)           (106)           (283)           (106)           (174)            (69)
Accumulative effect of
accounting change                  --              --              --             (35)             --             (24)
                              ---------------------------------------------------------------------------------------
Total consolidated            $ 4,663         $ 4,165         $   892         $   846         $   752         $   566
                              =======================================================================================

                    American General Life Insurance Company

15. Division Operations (continued)

15.2 Division Results (continued)

Division balance sheet information was as follows:

                                Assets                      Liabilities
                         -------------------------------------------------------
                                             December 31
                         -------------------------------------------------------
                           2002      2001-Restated      2002       2001-Restated
                         -------------------------------------------------------
                                           (In Millions)
Retirement Services      $49,274        $45,688        $45,771        $43,028
Life Insurance            21,435         19,996         18,373         17,383
                         -------------------------------------------------------
Total consolidated       $70,709        $65,684        $64,144        $60,411
                         =======================================================

                    [Ernst & Young Letterhead appears here]

                         Report of Independent Auditors

Board of Directors and Stockholder
American General Life Insurance Company

We have audited the accompanying consolidated balance sheets of American General Life Insurance Company (an indirectly wholly owned subsidiary of American General Corporation) as of December 31, 2001 and 2000, and the related consolidated statements of income, shareholder's equity, comprehensive income, and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American General Life Insurance Company and subsidiaries at December 31, 2001 and 2000, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the consolidated financial statements, in 2001, the Company changed its method of accounting for derivatives and its investments in certain purchased and retained interests in securitized financial assets.


February 1, 2002                                           /s/ ERNST & YOUNG LLP

                    American General Life Insurance Company

                          Consolidated Balance Sheets

                                                             DECEMBER 31
                                                        2001            2000
                                                    ------------------------------
                                                           (In Thousands)
ASSETS
Investments:
 Fixed maturity securities, at fair value
  (amortized cost - $28,319,738 in 2001 and
  $27,098,978 in 2000)                                $28,589,219     $26,991,695
 Equity securities, at fair value (cost -
  $202,556 in 2001 and $233,278 in 2000)                  176,171         233,227
 Mortgage loans on real estate                          2,201,562       2,084,299
 Policy loans                                           1,291,019       1,297,438
 Investment real estate                                    65,974         124,117
 Other long-term investments                              277,087         227,514
 Short-term investments                                   487,747         140,496
 Derivatives                                               26,458               -
                                                      ---------------------------
Total investments                                      33,115,237      31,098,786

Cash                                                       86,005          44,747
Investment in Parent Company
 (cost - $8,597 in 2001 and 2000)                          64,326          57,019
Indebtedness from affiliates                              213,015          78,225
Accrued investment income                                 487,349         472,187
Accounts receivable                                       506,683         664,395
Deferred policy acquisition costs                       2,042,688       2,090,810
Property and equipment                                     76,285          80,665
Other assets                                              226,966         228,685
Assets held in separate accounts                       20,279,272      22,225,525
                                                      ---------------------------
Total assets                                          $57,097,826     $57,041,044
                                                      ===========================

                                                              DECEMBER 31
                                                          2001            2001
                                                      ---------------------------
                                                           (In Thousands)
LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
 Future policy benefits                               $31,012,386     $29,524,610
 Other policy claims and benefits payable                  53,149          47,369
 Other policyholders' funds                               523,332         388,433
 Federal income taxes                                     558,723         466,314
 Indebtedness to affiliates                                 4,691           6,909
 Other liabilities                                        838,612         920,570
 Liabilities related to separate accounts              20,279,272      22,225,525
                                                      ---------------------------
Total liabilities                                      53,270,165      53,579,730

Shareholder's equity:
 Common stock, $10 par value, 600,000 shares
  authorized, issued, and outstanding                       6,000           6,000
 Preferred stock, $100 par value, 8,500 shares
  authorized, issued, and outstanding                         850             850
 Additional paid-in capital                             1,397,860       1,370,821
 Accumulated other comprehensive loss                     129,460         (31,466)
 Hedging activities                                        16,207               -
 Retained earnings                                      2,277,284       2,115,109
                                                      ---------------------------
Total shareholder's equity                              3,827,661       3,461,314
                                                      ---------------------------
Total liabilities and shareholder's equity            $57,097,826     $57,041,044
                                                      ===========================

See accompanying notes.

                    American General Life Insurance Company

                       Consolidated Statements of Income

                                                       YEAR ENDED DECEMBER 31
                                               2001             2000            1999
                                           --------------------------------------------
                                                         (In Thousands)
Revenues:
 Premiums and other considerations         $  794,347       $  659,901       $  540,029
 Net investment income                      2,393,778        2,362,694        2,348,196
 Net realized investment gains
  (losses)                                    (65,668)         (98,109)           5,351
 Other                                         22,171          134,769           82,581
                                           --------------------------------------------
Total revenues                              3,144,628        3,059,255        2,976,157

Benefits and expenses:
 Benefits                                   1,899,772        1,775,120        1,719,375
 Operating costs and expenses                 607,637          481,841          495,680
                                           --------------------------------------------
Total benefits and expenses                 2,507,409        2,256,961        2,215,055
                                           --------------------------------------------
Income before income tax expense              637,219          802,294          761,102

Income tax expense                            190,981          260,860          263,196
Cumulative effect of accounting
 change (net of tax)                          (22,383)               -                -
                                           --------------------------------------------
Net income                                 $  423,855       $  541,434       $  497,906
                                           ============================================

See accompanying notes.

                    American General Life Insurance Company

                Consolidated Statements of Shareholder's Equity

                                                   YEAR ENDED DECEMBER 31
                                              2001            2000            1999
                                          ------------------------------------------
                                                       (In Thousands)
Common stock:
 Balance at beginning of year             $    6,000      $    6,000     $     6,000
 Change during year                                -               -               -
                                          ------------------------------------------
Balance at end of year                         6,000           6,000           6,000

Preferred stock:
 Balance at beginning of year                    850             850             850
 Change during year                                -               -               -
                                          ------------------------------------------
Balance at end of year                           850             850             850

Additional paid-in capital:
 Balance at beginning of year              1,370,821       1,371,687       1,368,089
 Capital contribution from Parent
  Company                                          -               -               -
 Other changes during year                    27,039            (866)          3,598
                                          ------------------------------------------
Balance at end of year                     1,397,860       1,370,821       1,371,687

Accumulated other comprehensive
 (loss) income:
   Balance at beginning of year              (31,466)       (356,865)        679,107
   Change in unrealized gains
    (losses) on securities, net of tax       160,926         325,399      (1,035,972)
                                          ------------------------------------------
Balance at end of year                       129,460         (31,466)       (356,865)

Hedging Activities:
 Balance at beginning of year                      -               -               -
 Change, net of tax                           16,207               -               -
                                          ------------------------------------------
Balance at end of year                        16,207               -               -

Retained earnings:
 Balance at beginning of year              2,115,109       1,824,715       1,514,489
 Net income                                  423,855         541,434         497,906
 Dividends paid                             (261,680)       (251,040)       (187,680)
                                          ------------------------------------------
Balance at end of year                     2,277,284       2,115,109       1,824,715
                                          ------------------------------------------
Total shareholder's equity                $3,827,661      $3,461,314     $ 2,846,387
                                          ==========================================

See accompanying notes.

                    American General Life Insurance Company

                Consolidated Statements of Comprehensive Income

                                                    YEAR ENDED DECEMBER 31
                                              2001            2000             1999
                                            -----------------------------------------
                                                       (In Thousands)
Net income                                  $423,855        $541,434      $   497,906
Other comprehensive income:
 Gross change in unrealized gains
  (losses) on securities (pretax:
  $221,614; $435,000; ($1,581,500)           139,067         282,743       (1,027,977)
 Hedging activity                             16,207               -                -
 Less: gains (losses) realized in
  net income                                 (21,859)        (42,656)           7,995
                                            -----------------------------------------
 Change in net unrealized gains
  (losses) on securities (pretax:
  $269,562, $500,000; ($1,593,800))          177,133         325,399       (1,035,972)
                                            -----------------------------------------
Comprehensive income (loss)                 $600,988        $866,833      $  (538,066)
                                            =========================================

See accompanying notes.

                    American General Life Insurance Company

                     Consolidated Statements of Cash Flows

                                                                             YEAR ENDED DECEMBER 31
                                                                  2001                2000                  1999
                                                            --------------------------------------------------------
                                                                                (In Thousands)
OPERATING ACTIVITIES
Net income                                                  $    423,855          $    541,434          $    497,906
Adjustments to reconcile net income to net cash
provided by (used in) operating activities:
   Change in accounts receivable                                 157,712              (477,803)               10,004
   Change in future policy benefits and other
    policy claims                                                225,127            (2,566,783)           (2,422,221)
   Amortization of policy acquisition costs                      189,631                23,443               101,066
   Policy acquisition costs deferred                            (296,014)             (299,306)             (307,854)
   Change in other policyholders' funds                          134,899                16,801               (26,955)
   Provision for deferred income tax expense                     (17,539)               57,228                85,257
   Depreciation                                                   35,055                28,677                24,066
   Amortization                                                   26,266                22,831               (30,894)
   Change in indebtedness to (from) affiliates                  (137,008)               (3,207)               74,814
   Change in amounts payable to brokers                         (206,153)              478,132               (43,321)
   Net loss on sale of investments                               101,455                52,670                45,379
   Other, net                                                     29,422                47,646              (170,413)
                                                            --------------------------------------------------------
Net cash provided by (used in) operating activities              666,708            (2,078,237)           (2,163,166)

INVESTING ACTIVITIES
Purchases of investments and loans made                      (50,001,560)          (33,436,962)          (44,508,908)
Sales or maturities of investments and receipts
 from repayment of loans                                      48,289,342            33,627,301            43,879,377
Sales and purchases of property, equipment, and
software, net                                                     55,851               (45,078)              (87,656)
                                                            --------------------------------------------------------
Net cash provided by (used in) investing activities           (1,656,367)              145,261              (717,187)

FINANCING ACTIVITIES
Net policyholder account deposits/withdrawals                  1,265,558             2,183,646             2,992,743
Dividends paid                                                  (261,680)             (251,040)             (187,680)
Other                                                             27,039                  (866)                3,598
                                                            --------------------------------------------------------
Net cash provided by financing activities                      1,030,917             1,931,740             2,808,661
                                                            --------------------------------------------------------
Increase (decrease) in cash                                       41,258                (1,236)              (71,692)
Cash at beginning of year                                         44,747                45,983               117,675
                                                            --------------------------------------------------------
Cash at end of year                                         $     86,005          $     44,747          $     45,983
                                                            ========================================================

Interest paid amounted to approximately $76,500,000, $50,673,000, and $2,026,000 in 2001, 2000, and 1999, respectively.

See accompanying notes.

                    American General Life Insurance Company

                   Notes to Consolidated Financial Statements

                               December 31, 2001

NATURE OF OPERATIONS

American General Life Insurance Company (the "Company") is a wholly owned subsidiary of AGC Life Insurance Company ("Parent Company"), and its ultimate parent is American International Group ("AIG"). The Company's wholly owned life insurance subsidiaries are American General Life Insurance Company of New York ("AGNY") and The Variable Annuity Life Insurance Company ("VALIC"). The Company also owns American General Life Companies ("AGLC"), which provides management services to certain life insurance subsidiaries of the Parent Company. The Company sells a variety of equity products through its wholly owned broker dealer, American General Securities, Inc.

On August 29, 2001, pursuant to an Agreement and Plan of Merger dated as of May 11, 2001 (the "Agreement and Plan Merger") by and among American General Corporation ("AGC"), which was the Company's then-ultimate controlling entity, AIG and Washington Acquisition Corporation ("WAC"), which is a Texas corporation and a wholly owned subsidiary of AIG, WAC was merged with and into AGC, with AGC being the surviving corporation (the "Merger"). As a result of the Merger, AIG became the ultimate parent of the Company. The Texas Department of Insurance approved the Merger on August 28, 2001.

The Company offers a complete portfolio of the standard forms of universal life, variable universal life, interest-sensitive whole life, term life, structured settlements, and fixed and variable annuities throughout the United States. The Company serves the estate planning needs of middle- and upper-income households and the life insurance needs of small- to medium-sized businesses. AGNY offers a broad array of traditional and interest-sensitive insurance, in addition to individual annuity products. VALIC provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of health care, educational, public sector, and other not-for-profit organizations throughout the United States.

1. ACCOUNTING POLICIES

1.1 PREPARATION OF FINANCIAL STATEMENTS

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") and include the accounts of the Company and its wholly owned subsidiaries. Transactions with the Parent Company and other subsidiaries of the Parent Company are not eliminated from the financial statements of the Company. All other material intercompany transactions have been eliminated in consolidation.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.1 PREPARATION OF FINANCIAL STATEMENTS (CONTINUED)

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosures of contingent assets and liabilities. Ultimate results could differ from those estimates.

Certain prior year amounts have been reclassified to conform with the current year presentation.

1.2 STATUTORY ACCOUNTING

The Company and its wholly owned life insurance subsidiaries are required to file financial statements with state regulatory authorities. State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices by the Company and its wholly owned life insurance subsidiaries did not have a material effect on statutory equity at December 31, 2001. Statutory net income and capital and surplus of the Company is as follows:

                                             YEAR ENDED DECEMBER 31
                                       2001           2000           1999
                                   -----------------------------------------
                                                (In Thousands)

Statutory net income (unaudited)    $  218,312     $  360,578     $  350,294
Statutory capital and surplus
 (unaudited)                        $1,909,729     $1,908,887     $1,753,570

The more significant differences between GAAP and statutory accounting principles are that under GAAP: (a) acquisition costs related to acquiring new business are deferred and amortized (generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins), rather than being charged to operations as incurred; (b) future policy benefits are based on estimates of mortality, interest, and withdrawals generally representing the Company's experience, which may differ from those based on statutory mortality and interest requirements without consideration of withdrawals; (c) certain assets (principally furniture and equipment, agents' debit balances, computer software, and certain other receivables) are reported as assets rather than being charged to retained earnings; (d) acquisitions are accounted for using the purchase method of accounting rather than being accounted for as equity investments; and (e) fixed maturity investments are carried at fair value rather than amortized cost. In addition, statutory accounting principles require life insurance

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.2 STATUTORY ACCOUNTING (CONTINUED)

companies to establish an AVR and an IMR. The AVR is designed to address the credit-related risk for bonds, preferred stocks, derivative instruments, and mortgages and market risk for common stocks, real estate, and other invested assets. The IMR is composed of investment- and liability-related realized gains and losses that result from interest rate fluctuations. These realized gains and losses, net of tax, are amortized into income over the expected remaining life of the asset sold or the liability released.

CODIFICATION

The Company has performed a review of the revised Accounting Practices and Procedures Manual ("Codification") effective January 1, 2001 and determined that the effect of these changes did not result in a significant reduction in the Company's statutory-basis capital and surplus as of adoption.

1.3 INSURANCE CONTRACTS

The insurance contracts accounted for in these financial statements include primarily long-duration contracts. Long-duration contracts include traditional whole life, endowment, guaranteed renewable term life, universal life, limited payment, and investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most new contracts written by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts. At December 31, 2001 and 2000, insurance investment contracts of $29.6 billion and $25.3 billion, respectively, were included in the Company's liabilities.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.4 INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

Substantially all fixed maturity and equity securities were classified as available-for-sale and recorded at fair value at December 31, 2001 and 2000. After adjusting related balance sheet accounts as if the unrealized gains (losses) had been realized, the adjustment, net of deferred taxes, is recorded in accumulated other comprehensive income (loss), within shareholders' equity. If the fair value of a security classified as available-for-sale declines below its cost and this decline is considered to be other than temporary, the security's amortized cost is reduced to its fair value, and the reduction is recorded as a realized loss.

At various times, the Company holds trading securities and reports them at fair value. The Company's trading security portfolio was immaterial at year-end 2001 and 2000. Realized and unrealized gains (losses) related to trading securities are included in net investment income; however, trading securities did not have a material effect on net investment income in 2001, 2000, and 1999.

Equity partnerships, which are reported in equity securities, are accounted for under the equity method of accounting. For those partnerships that report changes in the fair value of underlying equity investments in earnings, the Company records its proportionate interest in investment gains (losses).

MORTGAGE LOANS

Mortgage loans are reported at amortized cost, net of an allowance for losses. The allowance for losses covers estimated losses based on our assessment of risk factors such as potential non-payment or non-monetary default. The allowance is primarily based on a loan-specific review.

Loans for which the Company determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. The Company generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.4 INVESTMENTS (CONTINUED)

POLICY LOANS

Policy loans are reported at unpaid principal balance.

REAL ESTATE

Real estate is classified as held for investment or available for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. Real estate available for sale is carried at the lower of cost (less accumulated depreciation, if applicable) or fair value less cost to sell.

DOLLAR ROLL AGREEMENTS

Dollar rolls are agreements to sell mortgage-backed securities and to repurchase substantially the same securities at a specified price and date in the future. The Company accounts for dollar rolls as short-term collateralized financings and includes the repurchase obligation in other liabilities. There were no dollar rolls outstanding at December 31, 2001 and 2000.

INVESTMENT INCOME

Interest on fixed maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

Income on mortgage-backed securities is recognized using a constant effective yield based on estimated prepayments of the underlying mortgages. If actual prepayments differ from estimated prepayments, a new effective yield is calculated and the net investment in the security is adjusted accordingly. The adjustment is recognized in net investment income.

REALIZED INVESTMENT GAINS

Realized investment gains (losses) are recognized using the specific-identification method and reported in net realized investment gains (losses).

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.5 SEPARATE ACCOUNTS

Separate Accounts are assets and liabilities associated with certain contracts, principally annuities, for which the investment risk lies solely with the contract holder. Therefore, the Company's liability for these accounts equals the value of the account assets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the consolidated statements of income, comprehensive income, and cash flows. Assets held in Separate Accounts are primarily shares in mutual funds, which are carried at fair value based on the quoted net asset value per share.

1.6 DEFERRED POLICY ACQUISITION COSTS ("DPAC") AND COST OF INSURANCE PURCHASED ("CIP")

Certain costs of writing an insurance policy, including commissions, underwriting, and marketing expenses, are deferred and reported as DPAC.

CIP represents the cost assigned to insurance contracts in force that are acquired through the purchase of a block of business. At December 31, 2001 and 2000, CIP of $11 million and $16 million, respectively, was reported within other assets.

DPAC and CIP associated with interest-sensitive life contracts, insurance investment contracts, and participating life insurance contracts are charged to expense in relation to the estimated gross profits of those contracts. If estimated gross profits change significantly, DPAC and CIP balances are recalculated using the new assumptions. Any resulting adjustment is included in current earnings as an adjustment to DPAC or CIP amortization. DPAC and CIP associated with all other insurance contracts are charged to expense over the premium-paying period or as the premiums are earned over the life of the contract. Interest is accreted on the unamortized balance of DPAC at rates used to compute policyholder reserves and on the unamortized balance of CIP at rates of 5.08% to 5.15%.

DPAC and CIP are adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment is included in accumulated other comprehensive income within shareholder's equity.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.6 DEFERRED POLICY ACQUISITION COSTS ("DPAC") AND COST OF INSURANCE PURCHASED ("CIP") (CONTINUED)

The Company reviews the carrying amounts of DPAC and CIP on at least an annual basis. Management considers estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

1.7 OTHER ASSETS

Goodwill is charged to expense in equal amounts, generally over 40 years. The Company reviews goodwill for indicators of impairment in value which it believes are other than temporary, including unexpected or adverse changes in the following: (1) the economic or competitive environments in which the Company operates, (2) profitability analyses, (3) cash flow analyses, and (4) the fair value of the relevant subsidiary. If facts and circumstances suggest that a subsidiary's goodwill is impaired, the Company assesses the fair value of the underlying business based on an independent appraisal and reduces goodwill to an amount that results in the book value of the subsidiary approximating fair value. (See Footnote 1.13 Accounting Changes for treatment beginning next year.)

1.8 POLICY AND CONTRACT CLAIMS RESERVES

Substantially all of the Company's insurance and annuity liabilities relate to long duration contracts. The contracts normally cannot be changed or canceled by the Company during the contract period.

For interest-sensitive life insurance and investment contracts, reserves equal the sum of the policy account balance and deferred revenue charges. Reserves for other contracts are based on estimates of the cost of future policy benefits. Reserves are determined using the net level premium method. Interest assumptions used to compute reserves ranged from 2.00% to 13.50% at December 31, 2001.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.9 PREMIUM RECOGNITION

Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges. Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DPAC.

For limited-payment contracts, net premiums are recorded as revenue, and the difference between the gross premium received and the net premium is deferred and recognized in a constant relationship to insurance in force. For all other contracts, premiums are recognized when due.

1.10 REINSURANCE

The Company limits its exposure to loss on any single insured to $2.5 million by ceding additional risks through reinsurance contracts with other insurers. The Company diversifies its risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ability ratings. If the reinsurer could not meet its obligations, the Company would reassume the liability as the Company remains primarily liable to the policyholder.

A receivable is recorded for the portion of benefits paid and insurance liabilities that have been reinsured. Reinsurance recoveries on ceded reinsurance contracts were $101 million, $65 million, and $71 million, during 2001, 2000, and 1999, respectively. The cost of reinsurance is recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies. Benefits paid and future policy benefits related to ceded insurance contracts are recorded as reinsurance receivables, and are included in accounts receivable.

1.11 PARTICIPATING POLICY CONTRACTS

Participating life insurance accounted for approximately 1% of life insurance in force at December 31, 2001 and 2000.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.11 PARTICIPATING POLICY CONTRACTS (CONTINUED)

The portion of earnings allocated to participating policyholders is excluded from net income and shareholder's equity. Dividends to be paid on participating life insurance contracts are determined annually based on estimates of the contracts' earnings. Policyholder dividends were $3.6 million, $4.4 million, and $4.6 million in 2001, 2000, and 1999, respectively.

1.12 INCOME TAXES

The Company's parent, AGC, was acquired by AIG on August 29, 2001. The Company will join in the filing of a consolidated federal income tax return with AGC for the period January 1, 2001 to August 29, 2001. For the period August 30, 2001 to December 31, 2001, the Company will join in the filing of a consolidated federal income tax return with AGC Life Insurance Company and its life insurance company subsidiaries. The Company has a written agreement with AGC and AGC Life Insurance Company setting forth the manner in which the total consolidated federal income tax is allocated to each entity that joins in the consolidation. AGC agrees to pay each subsidiary for the tax benefits, if any, of net operating losses and investment, research and foreign tax credits which are not useable by the subsidiary but which are used by other members of the consolidated group. In addition, AGC Life Insurance Company agrees to reimburse the Company for the tax benefits from net losses, if any, within ninety days after the filing of the consolidated federal income tax return for the year in which the losses are used.

Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

A valuation allowance for deferred tax assets is provided; if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income. Changes related to fluctuations in the fair value of available-for-sale securities are included in the consolidated statements of comprehensive income and accumulated other comprehensive income in shareholder's equity.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.13 ACCOUNTING CHANGES

SFAS 133

On January 1, 2001, the Company adopted Statement of Financial Accounting Standards ("SFAS") 133, Accounting for Derivative Instruments and Hedging Activities, which requires all derivative instruments to be recognized at fair value in the balance sheet. Changes in the fair value of a derivative instrument will be reported in net income or other comprehensive income, depending upon the intended use of the derivative instrument.

Adoption of SFAS 133 did not materially impact the Company's results of operations and financial position in current periods and it is not expected to materially impact future periods. The impact of fair value adjustments on derivatives which do not qualify for hedge accounting and any ineffectiveness resulting from hedging activities have been recorded in investment gains (losses).

In January 2001, the Emerging Issues Task Force ("EITF") of the FASB issued EITF 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Interests in Securitized Financial Assets ("EITF 99-20"). This pronouncement changed the accounting requirements for interests in many asset-backed securities and residential mortgage backed securities. EITF 99-20 requires that interest income on securities within its scope be recognized prospectively, with changes in expected future cash flows reflected in reported yields going forward. In addition, if cash flows are expected to decrease, EITF 99-20 may require investors to recognize impairment losses. In accordance with the transition provisions of EITF 99-20, the Company recorded a loss of $22.4 million, net of tax, at June 30, 2001 which is being recognized and reported in the consolidated statements of income and comprehensive income as a cumulative effect of accounting change.

In June 2001, the FASB issued Statement of Financial Accounting Standards 142, Goodwill and Other Intangible Assets ("SFAS 142"). SFAS 142 requires the Company to discontinue the amortization of goodwill on its consolidated income statement. SFAS 142 is effective for the year commencing January 1, 2002. In addition, SFAS 142 requires goodwill to be subject to an assessment of impairment on an annual basis, or

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.13 ACCOUNTING CHANGES (CONTINUED)

more frequently if circumstances indicate that a possible impairment has occurred. As of December 31, 2001, the Company recorded $27 million of goodwill in Other Assets on its consolidated balance sheet. The Company has evaluated the impact of the impairment provisions of SFAS 142, and has determined that the impact on its consolidated results of operations and financial position will not be significant.

2. INVESTMENTS

2.1 INVESTMENT INCOME

Investment income by type of investment was as follows for the year ended:

                                         2001            2000           1999
                                     ------------------------------------------
                                                  (In Thousands)
Investment income:
 Fixed maturities                     $2,101,393      $2,050,503     $2,118,794
 Equity securities                         4,000          22,996         17,227
 Mortgage loans on real estate           175,016         159,414        134,878
 Investment real estate                   16,491          22,749         20,553
 Policy loans                             74,619          71,927         69,684
 Other long-term investments              (2,875)         13,062          7,539
 Short-term investments                   64,420          66,296         24,874
 Investment income from affiliates         7,490          10,733          8,695
                                     ------------------------------------------
Gross investment income                2,440,554       2,417,680      2,402,244
Investment expenses                       46,776          54,986         54,048
                                     ------------------------------------------
Net investment income                 $2,393,778      $2,362,694     $2,348,196
                                     ==========================================

The carrying value of investments that produced no investment income during 2001 was less than 0.9% of total invested assets. The ultimate disposition of these investments is not expected to have a material effect on the Company's results of operations and financial position.

Derivative financial instruments did not have a material effect on net investment income in 2001, 2000, or 1999.

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.2 NET REALIZED INVESTMENT GAINS (LOSSES)

Realized gains (losses) by type of investment were as follows for the year ended:

                                         2001            2000            1999
                                    ------------------------------------------
                                                   (In Thousands)
Fixed maturities:
 Gross gains                         $ 303,468       $  62,856       $ 118,427
 Gross losses                         (295,380)       (174,057)       (102,299)
                                    ------------------------------------------
Total fixed maturities                   8,088        (111,201)         16,128
Equity securities                       (4,538)              -             793
Unhedged derivatives                    (2,250)              -               -
Other investments                      (66,968)         13,092         (11,570)
                                    ------------------------------------------
Net realized investment (losses)
 gains before tax                      (65,668)        (98,109)          5,351
Income tax (benefit) expense           (22,030)        (34,338)          1,874
                                    ------------------------------------------
Net realized investment (losses)
 gains after tax                     $ (43,638)      $ (63,771)      $   3,477
                                    ==========================================

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.3 FIXED MATURITY AND EQUITY SECURITIES

All fixed maturity and equity securities are classified as available-for-sale and reported at fair value. Amortized cost and fair value at December 31, 2001 and 2000 were as follows:

                                                  GROSS           GROSS
                                 AMORTIZED      UNREALIZED     UNREALIZED         FAIR
                                   COST            GAIN           LOSS           VALUE
                               -------------------------------------------------------
                                                     (In Thousands)
December 31, 2001
Fixed maturity securities:
Corporate securities:
   Investment-grade              $13,900,833       $573,231      $(247,059)    $14,227,005
   Below investment-grade          1,814,978         32,155       (219,750)      1,627,383
 Mortgage-backed securities*       7,041,992        142,028        (71,273)      7,112,747
 U.S. government obligations         522,593         14,546        (10,389)        526,750
 Foreign governments                 194,027          9,468         (1,476)        202,019
 State and political
  subdivisions                     4,838,258         95,224        (47,167)      4,886,315
 Redeemable preferred stocks           7,057              -            (57)          7,000
                                 ---------------------------------------------------------
Total fixed maturity
 securities                      $28,319,738       $866,652      $(597,171)    $28,589,219
                                 =========================================================
Equity securities                $   202,556       $    220      $ (26,605)    $   176,171
                                 =========================================================
Investment in Parent Company     $     8,597       $ 55,729      $       -     $    64,326
                                 =========================================================

* Primarily include pass-through securities guaranteed by and mortgage obligations ("CMOs") collateralized by the U.S. government and government agencies.

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.3 FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

                                                  GROSS           GROSS
                                 AMORTIZED      UNREALIZED     UNREALIZED         FAIR
                                   COST            GAIN           LOSS            VALUE
                              ---------------------------------------------------------------
                                                      (In Thousands)
December 31, 2000
Fixed maturity securities:
Corporate securities:
   Investment-grade              $18,495,450       $420,049      $(420,341)     $18,495,158
   Below investment-grade          1,662,879         14,888       (287,880)       1,389,887
 Mortgage-backed securities*       6,340,762        145,597         (5,907)       6,480,452
 U.S. government obligations         215,220         22,526            (21)         237,725
 Foreign governments                 209,305          7,402         (1,655)         215,052
 State and political
  subdivisions                       168,302          2,940         (4,821)         166,421
 Redeemable preferred stocks           7,060              -            (60)           7,000
                                 ----------------------------------------------------------
Total fixed maturity
 securities                      $27,098,978       $613,402      $(720,685)     $26,991,695
                                 ==========================================================
Equity securities                $   233,278       $ 10,146      $ (10,197)     $   233,227
                                 ==========================================================
Investment in Parent Company     $     8,597       $ 48,422      $       -      $    57,019
                                 ==========================================================

* Primarily include pass-through securities guaranteed by and mortgage obligations ("CMOs") collateralized by the U.S. government and government agencies.

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.3 FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

Net unrealized gains (losses) on securities included in accumulated comprehensive income in shareholders' equity at December 31 were as follows:

                                                2001            2000            1999
                                           -----------------------------------------
                                                       (In Thousands)
Gross unrealized gains                     $ 922,601       $ 671,970       $ 296,288
Gross unrealized losses                     (623,776)       (730,882)       (909,135)
DPAC and other fair value adjustments        (96,749)         23,119         200,353
Deferred federal income (taxes)
 benefit                                     (72,615)          4,330          55,631
Other                                             (1)             (3)             (2)
                                           -----------------------------------------
Net unrealized gains (losses) on
 securities                                $ 129,460       $ (31,466)      $(356,865)
                                           =========================================

The contractual maturities of fixed maturity securities at December 31, 2001 were as follows:


                                      2001                           2000
                        -------------------------------------------------------------
                            AMORTIZED        MARKET        AMORTIZED        MARKET
                               COST          VALUE           COST           VALUE
                        -------------------------------------------------------------
                                 (In Thousands)                 (In Thousands)
Fixed maturity securities,
 excluding mortgage-backed
 securities:
   Due in one year or
    less                    $ 1,224,135    $ 1,248,865     $   832,001    $   833,695
   Due after one year
    through five years        4,314,919      4,466,280       5,539,620      5,562,918
   Due after five years
    through ten years         8,003,153      8,086,515       7,492,395      7,433,403
   Due after ten years        7,735,539      7,674,812       6,894,200      6,681,227
Mortgage-backed
 securities                   7,041,992      7,112,747       6,340,762      6,480,452
                            ---------------------------------------------------------
Total fixed maturity
 securities                 $28,319,738    $28,589,219     $27,098,978    $26,991,695
                            =========================================================

Actual maturities may differ from contractual maturities, since borrowers may have the right to call or prepay obligations. In addition, corporate requirements and investment strategies may result in the sale of investments before maturity. Proceeds from sales of fixed maturities were $31.2 billion, $12.3 billion, and $12.3 billion, and $12.3 billion during 2001, 2000, and 1999, respectively.

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.4 MORTGAGE LOANS ON REAL ESTATE

Diversification of the geographic location and type of property collateralizing mortgage loans reduces the concentration of credit risk. For new loans, the Company requires loan-to-value ratios of 75% or less, based on management's credit assessment of the borrower. The mortgage loan portfolio was distributed as follows at December 31, 2001 and 2000:

                              OUTSTANDING     PERCENT OF         PERCENT
                                AMOUNT           TOTAL        NONPERFORMING
                            ------------------------------------------------
                             (In Millions)
December 31, 2001
Geographic distribution:
 South Atlantic                  $  493            22.5%           0.0%
 Pacific                            360            16.3            9.1
 Mid-Atlantic                       407            18.5            0.0
 East North Central                 320            14.5            0.0
 Mountain                            86             3.9            0.0
 West South Central                 170             7.7            0.0
 East South Central                 210             9.5            0.0
 West North Central                  87             4.0            0.0
 New England                         77             3.5            0.0
Allowance for losses                 (8)           (0.4)           0.0
                                 ----------------------
Total                            $2,202           100.0%           1.3%
                                 ======================
Property type:
 Office                          $1,034            47.0%           3.5%
 Retail                             585            26.5            0.0
 Industrial                         268            12.2            0.0
 Apartments                         205             9.3            0.0
 Hotel/motel                         81             3.7            0.0
 Other                               37             1.7            0.0
Allowance for losses                 (8)           (0.4)           0.0
                                 ----------------------
Total                            $2,202           100.0%           1.3%
                                 ======================

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.4 MORTGAGE LOANS ON REAL ESTATE (CONTINUED)

                            OUTSTANDING     PERCENT OF         PERCENT
                              AMOUNT           TOTAL        NONPERFORMING
                            ----------------------------------------------
                           (In Millions)

December 31, 2000
Geographic distribution:
 South Atlantic                $  461            22.0%           0.0%
 Pacific                          374            17.9            7.6
 Mid-Atlantic                     200             9.6            0.0
 East North Central               158             7.6            0.0
 Mountain                         290            13.9            0.0
 West South Central               374            18.0            0.0
 East South Central                89             4.3            0.0
 West North Central                68             3.3            0.0
 New England                       79             3.8            0.0
Allowance for losses               (9)           (0.4)           0.0
                            -------------------------
Total                          $2,084           100.0%           1.4%
                            =========================
Property type:
 Office                        $  596            28.5%           0.0%
 Retail                           900            43.2            3.2
 Industrial                       300            14.4            0.0
 Apartments                       181             8.7            0.0
 Hotel/motel                       77             3.7            0.0
 Other                             39             1.9            0.0
Allowance for losses               (9)           (0.4)           0.0
                            -------------------------
Total                          $2,084           100.0%           1.4%
                            =========================

Impaired mortgage loans on real estate and related interest income is not material.

                    American General Life Insurance Company

3. DEFERRED POLICY ACQUISITIONS COSTS

The balance of DPAC at December 31 and the components of the change reported in operating costs and expenses for the years then ended were as follows:

                                       2001            2000            1999
                                   ------------------------------------------
                                                 (In Thousands)

Balance at January 1               $2,090,810      $1,956,653      $1,087,718
 Capitalization                       296,014         299,306         307,854
 Accretion of interest                148,969         124,927         116,711
 Amortization                        (338,600)       (148,370)       (217,777)
 Effect of net realized and
  unrealized (losses) gains on
  securities                         (154,505)       (141,706)        662,147
                                   ------------------------------------------
Balance at December 31             $2,042,688      $2,090,810      $1,956,653
                                   ==========================================

4. OTHER ASSETS

Other assets consisted of the following:

                                                 DECEMBER 31
                                             2001           2000
                                          -----------------------
                                               (In Thousands)

Goodwill                                  $ 26,828       $ 27,069
Cost of insurance purchased ("CIP")         10,598         15,598
Computer software                           70,992         73,215
Other                                      118,548        112,803
                                          -----------------------
Total other assets                        $226,966       $228,685
                                          =======================

                    American General Life Insurance Company

4. OTHER ASSETS (CONTINUED)

A rollforward of CIP for the year ended December 31, 2001, was as follows:

                                         2001            2000
                                       ------------------------
                                            (In Thousands)

Balance at January 1                    $15,598         $19,014
Accretion of interest at 5.02%            1,000             788
Amortization                             (6,000)         (3,432)
Other changes                                 -            (772)
                                       ------------------------
Balance at December 31                  $10,598         $15,598
                                       ========================

5. FEDERAL INCOME TAXES

5.1 TAX LIABILITIES

Income tax liabilities were as follows:

                                                      DECEMBER 31
                                                  2001           2000
                                                -----------------------
                                                      (In Thousands)

Current tax (receivable) payable                $ 47,772       $  9,260
Deferred tax liabilities, applicable to:
 Net income                                      450,050        463,117
 Net unrealized investment gains                  60,901         (6,063)
                                                -----------------------
Total deferred tax liabilities                   510,951        457,054
                                                -----------------------
Total current and deferred tax liabilities      $558,723       $466,314
                                                =======================

                    American General Life Insurance Company

5. FEDERAL INCOME TAXES (CONTINUED)

5.1 TAX LIABILITIES (CONTINUED)

Components of deferred tax liabilities and assets at December 31 were as follows:

                                                    2001            2000
                                                 -------------------------
                                                       (In Thousands)
Deferred tax liabilities applicable to:
 Deferred policy acquisition costs               $ 621,014       $ 624,393
 Basis differential of investments                  49,434          55,603
 Net unrealized gains on debt and equity
  securities available for sale                     60,901               -
 Other                                             133,743         143,307
                                                 -------------------------
Total deferred tax liabilities                     865,092         823,303

Deferred tax assets applicable to:
 Policy reserves                                  (261,146)       (246,128)
 Net unrealized gains on debt and equity
  securities available for sale                          -         (39,360)
 Other                                             (93,995)        (89,761)
                                                 -------------------------
Total deferred tax assets before valuation
 allowance                                        (355,141)       (375,249)
Valuation allowance                                  1,000           9,000
                                                 -------------------------
Total deferred tax assets, net of valuation
 allowance                                        (354,141)       (366,249)
                                                 -------------------------
Net deferred tax liabilities                     $ 510,951       $ 457,054
                                                 =========================

Under prior Federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "policyholders' surplus." At December 31, 2001, the Company had approximately $88.2 million of policyholders' surplus on which no payment of Federal income taxes will be required unless it is distributed as a dividend, or under other specified conditions. Barring the passage of unfavorable tax legislation, the Company does not believe that any significant portion of the account will be taxed in the foreseeable future. Accordingly, no deferred tax liability has been recognized in relation to the policyholders' surplus account. If the entire balance of the policyholders' surplus became taxable at the current federal income tax rates, the tax would be approximately $30.9 million.

                    American General Life Insurance Company

5. FEDERAL INCOME TAXES (CONTINUED)

5.2 TAX EXPENSE

Components of income tax expense (benefit) for the years were as follows:

                                        2001            2000            1999
                                     ----------------------------------------
                                                  (In Thousands)

Current expense                      $203,313        $174,263        $176,725
Deferred expense (benefit):
 Deferred policy acquisition cost      35,727          82,739          65,377
 Policy reserves                       18,259          12,738         (22,654)
 Basis differential of investments      7,964          14,627          (4,729)
 Litigation settlement                  3,524           2,764          22,641
 Internally developed software         16,198           3,702          18,654
 Basis differential of securities     (70,624)        (11,373)        (14,358)
 Restructure charges                  (17,799)              -               -
 Other, net                            (5,581)        (18,600)         21,540
                                     ----------------------------------------
Total deferred expense (benefit)      (12,332)         86,597          86,471
                                     ----------------------------------------
Income tax expense                   $190,981        $260,860        $263,196
                                     ========================================

A reconciliation between the income tax expense computed by applying the federal income tax rate (35%) to income before taxes and the income tax expense reported in the financial statement is presented below.

                                          2001          2000          1999
                                        ------------------------------------
                                                   (In Thousands)

Income tax at statutory percentage of
  GAAP pretax income                    $222,797      $279,241      $266,386
Tax-exempt investment income             (31,812)      (16,654)      (16,423)
Goodwill                                     397           669           853
Other                                       (401)       (2,396)       12,380
                                        ------------------------------------
Income tax expense                      $190,981      $260,860      $263,196
                                        ====================================

                    American General Life Insurance Company

5. FEDERAL INCOME TAXES (CONTINUED)

5.3 TAXES PAID

Income taxes paid amounted to approximately $131 million, $182 million, and $126 million in 2001, 2000, and 1999, respectively.

5.4 TAX RETURN EXAMINATIONS

The Internal Revenue Service (IRS) is currently examining the Parent Company's tax return for the tax years 1993 to 1999.

Although the final outcome of any issues raised in examination is uncertain, the Parent Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the consolidated financial statements.

The Company's ultimate parent, American General Corporation, was acquired by American International Group, Inc. (AIG) on August 29, 2001. The Company will join in the filing of a consolidated federal income tax return with American General Corporation for the period January 1, 2001 to August 29, 2001. The Company has a written agreement with American General Corporation under which each subsidiary agrees to pay American General Corporation an amount equal to consolidated federal income tax expense multiplied by the ratio that the subsidiary's separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary's separate return tax liability over the allocated consolidated tax liability. American General Corporation agrees to pay each subsidiary for the tax benefits, if any, of net operating losses and investment, research and foreign tax credits which are not useable by the subsidiary but which are used by other members of the consolidated group.

For the period August 30, 2001 to December 31, 2001, the Company will join in the filing of a consolidated federal income tax return with AGC Life Insurance Company and its life insurance company subsidiaries. The Company has a written agreement with AGC Life Insurance Company setting forth the manner in which the total consolidated federal income tax is allocated to each entity that joins in the consolidation. Under this agreement, AGC Life Insurance Company agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company had it filed a separate federal income tax return. In addition, AGC Life Insurance Company agrees to reimburse the Company for the tax benefits from net losses, if any, within ninety days after the filing of the consolidated federal income tax return for the year in which the losses are used.

                    American General Life Insurance Company

6. TRANSACTIONS WITH AFFILIATES

Indebtedness from affiliates were as follows:

                                    DECEMBER 31, 2001             DECEMBER 31, 2000
                            ------------------------------------------------------------
                                PAR VALUE      BOOK VALUE     PAR VALUE      BOOK VALUE
                            ------------------------------------------------------------
                                                  (In Thousands)
American General
 Corporation, 9 3/8%, due
 2008                            $  4,725       $  3,575        $ 4,725        $ 3,486
American General
 Corporation, Promissory
 notes, 5 1/2% due 2004             7,339          7,339          9,786          9,786
American General
 Corporation, Senior
 Promissory notes, 2 16/25%
 due 2006                         165,000        165,000              -              -
American General
 Corporation, Restricted
 Subordinated Note, 13 1/2%,
 due 2002                          25,321         25,321         25,321         25,321
                                 -----------------------------------------------------
Total notes receivable
 from affiliates                  202,385        201,235         39,832         38,593
Accounts receivable from
 affiliates                             -         11,780              -         39,632
                                 -----------------------------------------------------
Indebtedness from
 affiliates                      $202,385       $213,015        $39,832        $78,225
                                 =====================================================

Various American General companies provide services to the Company, principally mortgage servicing and investment management services, provided by American General Investment Management Corporation on a fee basis. The Company paid approximately $111,463,000, $85,002,378, and $55,318,000, for such services in
2001, 2000, and 1999, respectively. Accounts payable for such services at December 31, 2001 and 2000 were not material. The Company rents facilities and provides services on an allocated cost basis to various American General companies. Beginning in 1998, amounts received by the Company from affiliates include amounts received by its wholly owned, non-life insurance subsidiary, American General Life Companies ("AGLC"). AGLC provides shared services, including technology, to a number of American General Corporation's life insurance subsidiaries. The Company received approximately $225,712,000, $171,650,000, and $138,885,000, for such services and rent in 2001, 2000, and
1999, respectively. Accounts receivable for rent and services at December 31, 2001 and 2000 were not material.

                    American General Life Insurance Company

6. TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Company has 8,500 shares of $100 par value cumulative preferred stock authorized and outstanding with an $80 dividend rate, redeemable at $1,000 per share after December 31, 2000. The holder of this stock, The Franklin Life Insurance Company ("Franklin"), an affiliated company, is entitled to one vote per share, voting together with the holders of common stock.

7. BENEFIT PLANS

7.1 PENSION PLANS

The Company has non-contributory defined benefit pension plans covering most employees. Pension benefits are based on the participant's compensation and length of credited service.

Equity and fixed maturity securities were 70% and 30%, respectively, of the plans' assets at the plans' most recent balance sheet dates. Additionally, 0.2% of plan assets were invested in general investment accounts of the Parent Company's subsidiaries through deposit administration insurance contracts.

The benefit plans have purchased annuity contracts from American General Corporation's subsidiaries to provide benefits for certain retirees. These contracts are expected to provide future annual benefits to certain retirees of American General Corporation and its subsidiaries of approximately $56 million.

                    American General Life Insurance Company

7. BENEFIT PLANS (CONTINUED)

7.1 PENSION PLANS (CONTINUED)

The components of pension (income) expense and underlying assumptions were as follows:

                                           2001           2000         1999
                                       --------------------------------------
                                                    (In Thousands)

Service cost                           $  4,909       $  4,605       $  3,575
Interest cost                            11,150          9,818          7,440
Expected return on plan assets          (18,858)       (17,815)       (12,670)
Amortization                               (405)          (918)          (820)
Recognized net actuarial gain               (70)          (868)             -
Gain due to settlement or curtailment     1,330              -              -
Additional change due to contractual
 termination                                292              -              -
                                       --------------------------------------
Pension (income)                       $ (1,652)      $ (5,178)      $ (2,475)
                                       ======================================
Discount rate on benefit obligation        7.25%          8.00%          7.75%
Rate of increase in compensation
 levels                                    4.25%          4.50%          4.25%
Expected long-term rate of return on
 plan assets                              10.35%         10.35%         10.35%

                    American General Life Insurance Company

7. BENEFIT PLANS (CONTINUED)

7.1 PENSION PLANS (CONTINUED)

The Company's funding policy is to contribute annually no more than the maximum deductible for federal income tax purposes. The funded status of the plans and the prepaid pension expense included in other assets at December 31 were as follows:

                                                    2001           2000
                                                 -----------------------
                                                      (In Thousands)

Projected benefit obligation ("PBO")             $162,880       $130,175
Plan assets at fair value                         168,641        187,266
                                                 -----------------------
Plan assets at fair value in excess of PBO          5,761         57,091
Other unrecognized items, net                      23,427        (32,730)
                                                 -----------------------
Prepaid pension expense                          $ 29,188       $ 24,361
                                                 =======================

The change in PBO was as follows:

                                                   2001            2000
                                                 ------------------------
                                                      (In Thousands)

PBO at January 1                                 $130,175        $100,600
Service and interest costs                         16,058          14,423
Benefits paid                                      (6,927)         (5,394)
Actuarial loss                                     22,267           1,668
Amendments, transfers, and acquisitions             1,470          18,878
(Loss) due to settlement or curtailment              (163)              -
                                                 ------------------------
PBO at December 31                               $162,880        $130,175
                                                 ========================

                    American General Life Insurance Company

7. BENEFIT PLANS (CONTINUED)

7.1 PENSION PLANS (CONTINUED)

The change in the fair value of plan assets was as follows:

                                                    2001            2000
                                                 -------------------------
                                                        (In Thousands)

Fair value of plan assets at January 1            $187,266        $145,863
Actual return on plan assets                       (19,825)          9,249
Benefits paid                                       (5,589)         (5,344)
Acquisitions and other                               6,789          37,498
                                                 -------------------------
Fair value of plan assets at December 31          $168,641        $187,266
                                                 =========================

7.2 POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

The Company has life, medical, supplemental major medical, and dental plans for certain retired employees and agents. Most plans are contributory, with retiree contributions adjusted annually to limit employer contributions to predetermined amounts. The Company has reserved the right to change or eliminate these benefits at any time.

The life plans are insured through December 31, 2001. A portion of the retiree medical and dental plans is funded through a voluntary employees' beneficiary association ("VEBA"); the remainder is unfunded and self-insured. All of the retiree medical and dental plans' assets held in the VEBA were invested in readily marketable securities at its most recent balance sheet date.

Postretirement benefit income (expense) in 2001, 2000, and 1999 was $(107,000), $35,000, and $254,000, respectively. The accrued liability for postretirement benefits was $20.0 million and $20.5 million at December 31, 2001 and 2000, respectively. These liabilities were discounted at the same rates used for the pension plans.

                    American General Life Insurance Company

8. DERIVATIVE FINANCIAL INSTRUMENTS

8.1 USE OF DERIVATIVE FINANCIAL INSTRUMENTS

The Company's use of derivative financial instruments is generally limited to interest rate and currency swap agreements, and options to enter into interest rate swap agreements (call and put swaptions). The Company is neither a dealer nor a trader in derivative financial instruments.

Hedge accounting requires a high correlation between changes in fair values or cash flows of the derivative financial instrument and the specific item being hedged, both at inception and throughout the life of the hedge. For fair value hedges, gains and losses on both the derivative and the hedged item attributable to the risk being hedged are recognized in earnings. For both cash flow hedges and foreign currency hedges, to the extent the hedge is effective, gains and losses on both the derivative and the hedged item attributable to the risk being hedged are recognized as a component of other comprehensive income or shareholder's equity. Any ineffective portion of both cash flow hedges and foreign currency hedges are reported in net realized investment gains (losses).

8.2 INTEREST RATE AND CURRENCY SWAP AGREEMENTS

Interest rate swap agreements are used to convert specific investment securities from a floating to a fixed rate basis, or vice versa, and to hedge against the risk of declining interest rates on anticipated security purchases.

Currency swap agreements are used to convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specific exchange rates and to hedge against currency rate fluctuation on anticipated security purchases.

The difference between amounts paid and received on swap agreements is recorded on an accrual basis as an adjustment to net investment income or interest expense, as appropriate, over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in other liabilities or assets.

The fair values of swap agreements are recognized in the consolidated balance sheets if the hedge investments are carried at fair value or if they hedge anticipated purchases of such investments. In this event, changes in the fair value of a swap agreement are reported in net unrealized gains on securities included in other accumulated comprehensive income in shareholders' equity, consistent with the treatment of the related investment security.

                    American General Life Insurance Company

8. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

8.2 INTEREST RATE AND CURRENCY SWAP AGREEMENTS (CONTINUED)

For swap agreements hedging anticipated investment purchases, the net swap settlement amount or unrealized gain or loss is deferred and included in the measurement of the anticipated transaction when it occurs.

Swap agreements generally have terms of two to ten years. Any gain or loss from early termination of a swap agreement is deferred and amortized into income over the remaining term of the related investment. If the underlying investment is extinguished or sold, any related gain or loss on swap agreements is recognized in income.

Interest rate and currency swap agreements related to investment securities at December 31 were as follows:

                                                        2001            2000
                                                 ----------------------------
                                                      (Dollars in Millions)
Interest rate swap agreements to receive fixed
 rate:
 Notional amount                                       $  160           $ 160
 Average receive rate                                    6.74%           6.74%
 Average pay rate                                        2.07%           6.94%
Currency swap agreements (receive U.S.
 dollars/pay Canadian dollars):
   Notional amount (in U.S. dollars)                   $   74           $  74
   Average exchange rate                                 1.43            1.43
Currency swap agreements (receive U.S.
 dollars/pay Australian dollars):
   Notional amount (in U.S. dollars)                   $   23           $  23
   Average exchange rate                                 1.85            1.85
Currency swap agreements (receive U.S.
 dollars/pay Japanese Yen):
   Notional amount (in U.S. dollars)                   $   12           $   -
   Average exchange rate                                44.60               -

                    American General Life Insurance Company

8. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

8.3 SWAPTIONS

Options to enter into interest rate swap agreements are used to limit the Company's exposure to reduced spreads between investment yields and interest crediting rates should interest rates decline significantly over prolonged periods. During such periods, the spread between investment yields and interest crediting rates may be reduced as a result of certain limitations on the Company's ability to manage interest crediting rates. Call swaptions allow the Company to enter into interest rate swap agreements to receive fixed rates and pay lower floating rates, effectively increasing the spread between investment yields and interest crediting rates.

During prolonged periods of increasing interest rates, the spread between investment yields and interest crediting rates may be reduced if the Company decides to increase interest crediting rates to limit surrenders. Put swaptions, which allow the Company to enter into interest rate swap agreements to pay fixed rates and receive higher floating rates, effectively maintain the spread between investment yields and interest crediting rates during such periods.

Premiums paid to purchase swaptions are included in investments and are amortized to net investment income over the exercise period of the swaptions. If a swaption is terminated, any gain is deferred and amortized to insurance and annuity benefits over the expected life of the insurance and annuity contracts and any unamortized premium is charged to income. If a swaption ceases to be an effective hedge, any related gain or loss is recognized in income.

Swaptions at December 31 were as follows:

                                                   2001            2000
                                            ----------------------------
                                                 (Dollars in Millions)
Call swaptions:
 Notional amount                                   $ 376           $ 723
 Average strike rate                                5.25%           5.00%

Put swaptions:
 Notional amount                                   $ 684           $ 790
 Average strike rate                                8.25%           8.70%

                    American General Life Insurance Company

8. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

8.4 CREDIT AND MARKET RISK


Derivative financial instruments expose the Company to credit risk in the event of non-performance by counterparties. The Company limits this exposure by entering into agreements with counterparties having high credit ratings and by regularly monitoring the ratings. The Company does not expect any counterparty to fail to meet its obligation; however, non-performance would not have a material impact on the Company's consolidated results of operations or financial position.

The Company's exposure to market risk is mitigated by the offsetting effects of changes in the value of the agreements and the related items being hedged.

                    American General Life Insurance Company

9. FAIR VALUE OF FINANCIAL INSTRUMENTS

Carrying amounts and fair values for certain of the Company's financial instruments at December 31 are presented below. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all of the Company's assets and liabilities, and (2) the reporting of investments at fair value without a corresponding evaluation of related policyholders liabilities can be misinterpreted.

                                   2001                           2000
                           FAIR          CARRYING         FAIR        CARRYING
                           VALUE          AMOUNT          VALUE        AMOUNT
                        ------------------------------------------------------
                                            (In Millions)
ASSETS
Fixed maturity and
 equity securities          $28,765       $28,765        $27,406       $27,406
Mortgage loans on real
 estate                       2,288         2,202          2,090         2,084
Policy loans                  1,521         1,291          1,357         1,297
Short-term investments          488           488            140           140
Investment in Parent Co.         64            64             57            57
Indebtedness from
 affiliates                     213           213             78            78
Assets held in separate
 accounts                    20,279        20,279         22,226        22,226

LIABILITIES
Insurance investment
 contracts                   29,582        29,593         25,038        25,328
Liabilities related to
 separate accounting         20,279        20,279         22,226        22,226

The following methods and assumptions were used to estimate the fair value of financial instruments:

     FIXED MATURITY AND EQUITY SECURITIES

     Fair values of fixed maturity and equity securities were based on quoted market prices, where available. For investments not actively traded, fair values were estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of investments.

                    American General Life Insurance Company

9. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     MORTGAGE LOANS ON REAL ESTATE

     Fair value of mortgage loans was estimated primarily using discounted cash flows, based on contractual maturities and risk-adjusted discount rates.

     POLICY LOANS

     Fair value of policy loans was estimated using discounted cash flows and actuarially determined assumptions incorporating market rates.

     INVESTMENT IN PARENT COMPANY

     The fair value of the investment in Parent Company is based on quoted market prices of AIG common stock.

     ASSETS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS

     The fair value of Separate Account assets and liabilities was based on quoted net asset value per share of the underlying mutual funds.

     DERIVATIVE FINANCIAL INSTRUMENTS

     If the Company elected to terminate the interest rate swaps, they would have paid $-0- million and $-0- million at December 31, 2001 and 2000, respectively, and received $26.5 million and $11.4 million at December 31, 2001 and 2000. These fair values were estimated using cash flows discounted at current market rates.

     INSURANCE INVESTMENT CONTRACTS

     Fair value of insurance investment contracts was estimated using cash flows discounted at market interest rates.

                    American General Life Insurance Company

9. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     INDEBTEDNESS FROM AFFILIATES

     Indebtedness from affiliates is composed of accounts receivable and notes receivable from affiliates. Due to the short-term nature of accounts receivable, fair value is assumed to equal carrying value. The fair value of notes receivable was estimated using discounted cash flows based on contractual maturities and discount rates that were based on U.S. Treasury rates for similar maturity ranges.

10. DIVIDENDS PAID

American General Life Insurance Company paid $261 million, $251 million, and $187 million in dividends on common stock to AGC Life Insurance Company in 2001, 2000, and 1999, respectively. The Company also paid $680 thousand in dividends on preferred stock to an affiliate, The Franklin Life Insurance Company, in 2001, 2000, and 1999.

11. RESTRICTIONS, COMMITMENTS, AND CONTINGENCIES

The Company and its insurance subsidiaries are restricted by state insurance laws as to the amounts they may pay as dividends without prior approval from their respective state insurance departments. At December 31, 2001, approximately $3.5 billion of consolidated shareholder's equity represents net assets of the Company, which cannot be transferred, in the form of dividends, loans, or advances to the Parent Company. Approximately $2.5 billion of consolidated shareholders' equity is similarly restricted as to transfer from its subsidiaries to the Company.

Generally, the net assets of the Company's subsidiaries available for transfer to the Parent are limited to the amounts that the subsidiaries' net assets, as determined in accordance with statutory accounting practices, exceed minimum statutory capital requirements. However, payments of such amounts as dividends may be subject to approval by regulatory authorities and are generally limited to the greater of 10% of policyholders' surplus or the previous year's statutory net gain from operations.

The Company has various leases, substantially all of which are for office space and facilities. Rentals under financing leases, contingent rentals, and future minimum rental commitments and rental expense under operating leases are not material.

                    American General Life Insurance Company

11. RESTRICTIONS, COMMITMENTS, AND CONTINGENCIES (CONTINUED)

In recent years, various life insurance companies have been named as defendants in class action lawsuits relating to life insurance pricing and sales practices, and a number of these lawsuits have resulted in substantial settlements. On December 16, 1998, American General Corporation announced that certain of its life insurance subsidiaries had entered into agreements to resolve all pending market conduct class action lawsuits.

In conjunction with the proposed settlements, the Company recorded a charge of $97.1 million ($63.1 million after-tax) in the fourth quarter of 1998. The charge covered the cost of policyholder benefits and other anticipated expenses resulting from the proposed settlements, as well as other administrative and legal costs.

On December 31, 1999, the Company entered into an agreement with the Parent Company whereby the Company assigned, and the Parent Company assumed, $80.1 million of the liabilities of the Company related to the proposed resolution. The liabilities of American General Life Insurance Company of New York, which totaled $17.0 million, were not assumed by the Parent Company. As consideration for the assumption of the liabilities, the Company paid the Parent Company an amount equal to the liabilities recorded with respect to the proposed resolution of the litigation. As of December 31, 2001, the Company has a remaining market conduct litigation liability of $3.3 million recorded.

The Company is party to various other lawsuits and proceedings arising in the ordinary course of business. These lawsuits and proceedings include certain class action claims and claims filed by individuals who have excluded themselves from settlement of class action lawsuits relating to life insurance pricing and sales practices. In addition, many of these proceedings are pending in jurisdictions that permit damage awards disproportionate to the actual economic damages alleged to have been incurred. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions continues to create the potential for an unpredictable judgment in any given suit.

                    American General Life Insurance Company

11. RESTRICTIONS, COMMITMENTS, AND CONTINGENCIES (CONTINUED)

Insurance companies that are under regulatory supervision result in assessments by state guaranty funds to cover losses to policyholders of insolvent or rehabilitated insurance companies. Those mandatory assessments may be partially recovered through a reduction in future premium taxes in certain states. At December 31, 2001 and 2000, the Company has accrued $4.2 million and $3.8 million, respectively, for guaranty fund assessments, net of $-0- million and $-0- million, respectively, of premium tax deductions. The Company has recorded receivables of $1.9 million and $5.9 million at December 31, 2001 and 2000, respectively, for expected recoveries against the payment of future premium taxes. Expenses incurred for guaranty fund assessments were $0.6 million, $6.2 million, and $2.1 million, in 2001, 2000, and 1999, respectively.

The Company had $148,432,178 of unfunded commitments for its investments in limited partnerships at December 31, 2001.

                    American General Life Insurance Company

12. REINSURANCE

Reinsurance transactions for the years ended December 31, 2001, 2000, and 1999 were as follows:

                                                                                        PERCENTAGE
                                          CEDED TO        ASSUMED                        OF AMOUNT
                                            OTHER        FROM OTHER                     ASSUMED TO
                        GROSS AMOUNT      COMPANIES      COMPANIES      NET AMOUNT          NET
                     ------------------------------------------------------------------------------
                                               (In Thousands)
December 31, 2001
Life insurance in
 force                    $57,955,308     $27,383,136     $1,476,006     $32,048,178           4.61%
                          ==========================================================
Premiums:
 Life insurance and
  annuities                   347,394         136,077          5,899         217,216           2.72%
 Accident and health
  insurance                       784              71              -             713           0.00%
                          ----------------------------------------------------------
Total premiums            $   348,178     $   136,148     $    5,899     $   217,929           2.71%
                          ==========================================================
December 31, 2000
Life insurance in
 force                    $53,258,777     $21,254,765     $  401,854     $32,405,866          1.24 %
                          ==========================================================
Premiums:
 Life insurance and
  annuities                   138,418          77,566            810          61,662           1.31%
 Accident and health
  insurance                       877             127              -             750           0.00%
                          ----------------------------------------------------------
Total premiums            $   139,295     $    77,693     $      810     $    62,412           1.30%
                          ==========================================================
December 31, 1999
Life insurance in
 force                    $50,060,334     $17,056,734     $  524,062     $33,527,662           1.56%
                          ==========================================================
Premiums:
 Life insurance and
  annuities               $   101,900     $    49,530     $      252     $    52,622           0.48%
 Accident and health
  insurance                       977              84              -             893           0.00%
                          ----------------------------------------------------------
Total premiums            $   102,877     $    49,614     $      252     $    53,515           0.47%
                          ==========================================================

Reinsurance recoverable on paid losses was approximately $14.6 million, $12.2 million, and $8.0 million, at December 31, 2001, 2000, and 1999, respectively. Reinsurance recoverable on unpaid losses was approximately $11.4 million, $3.2 million, and $10.5 million, at December 31, 2001, 2000, and 1999, respectively.

                    American General Life Insurance Company

13. DIVISION OPERATIONS

13.1 NATURE OF OPERATIONS

The Company manages its business operation through two divisions, which are based on products and services offered.

RETIREMENT SERVICES

The Retirement Services Division provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of educational, health care, public sector, and other not-for-profit organizations marketed nationwide through exclusive sales representatives.

LIFE INSURANCE

The Life Insurance division provides traditional, interest-sensitive, and variable life insurance and annuities to a broad spectrum of customers through multiple distribution channels focused on specific market segments.

                    American General Life Insurance Company

13. DIVISION OPERATIONS

13.2 DIVISION RESULTS

Results of each division exclude goodwill amortization, net realized investment gains, and non-recurring items.

Division earnings information was as follows:

                           REVENUES                INCOME BEFORE TAXES              EARNINGS
              -------------------------------------------------------------------------------------
                    2001       2000       1999    2001     2000     1999     2001     2000     1999
              -------------------------------------------------------------------------------------
                                                   (In Millions)
Retirement
 Services         $2,107     $2,215     $2,088   $ 562    $ 702    $ 567    $ 385    $ 463    $ 374
Life Insurance     1,104        942        883     176      199      191      106      143      123
                  ---------------------------------------------------------------------------------
Total
 divisions         3,211      3,157      2,971     738      901      758      491      606      497
Goodwill
 amortization          -          -          -      (1)      (1)      (2)      (1)      (1)      (2)
RG (L)               (66)       (98)         5     (66)     (98)       5      (44)     (64)       3
Nonrecurring
 items                 -          -          -     (34)       -        -      (22)       -        -
                  ---------------------------------------------------------------------------------
Total
 consolidated     $3,145     $3,059     $2,976   $ 637    $ 802    $ 761    $ 424    $ 541    $ 498
                  =================================================================================

Division balance sheet information was as follows:

                                     ASSETS                    LIABILITIES
                               ------------------------------------------------
                                                 December 31
                               ------------------------------------------------
                                  2001         2000          2001         2000
                               ------------------------------------------------
                                                 (In Millions)

Retirement Services             $45,688      $46,356       $43,028      $43,970
Life Insurance                   11,410       10,685        10,242        9,610
                               ------------------------------------------------
Total consolidated              $57,098      $57,041       $53,270      $53,580
                               ================================================

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

14.  SUBSEQUENT EVENT

Effective December 31, 2002, The Franklin Life Insurance Company, The American Franklin Life Insurance Company, and All American Life Insurance Company merged with American General Life Insurance Company (AGL), an indirect, wholly-owned subsidiary of American International Group. In addition, two other indirect wholly-owned subsidiaries of American International Group merged effective 12/31/02. Specifically, American General Life Insurance Company of New York
(AGNY) was merged into The United States Life Insurance Company in the City of New York (USL). This merger was effected through AGL which paid to its parent, AGC Life Insurance Company, another indirect wholly-owned subsidiary of American International Group, in the form of a dividend its investment in the outstanding shares of AGNY. AGNY was subsequently merged with and into USL, with USL being the surviving corporation.

  * "The Report of Independent Auditors" on page F-1 of the AGL consolidated financial statements has been revised concerning the date and the new footnote No. 14 added above. The new date of The Report of Independent Auditors is February 1, 2002, except footnote 14 as to which the date is December 31, 2002."

                         [LETTERHEAD OF ERNST & YOUNG]

                         Report of Independent Auditors

Board of Directors
All American Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of All American Life Insurance Company (the Company) as of December 31, 2001 and 2000, and the related statutory-basis statements of income, changes in capital and surplus and cash flow for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Illinois Insurance Department, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are described in Notes 1 and 13.

In our opinion, because of the effects of the matter described in the preceding paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of the Company as of December 31, 2001 and 2000, or its results of operations or its cash flow for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2001 and 2000, and the results of its operations and its cash flow for the years then ended, in conformity with accounting practices prescribed or permitted by the Illinois Insurance Department.

As discussed in Note 2 to the financial statements in 2001 the Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Illinois Insurance Department.

                                             /s/ ERNST & YOUNG LLP
                                             --------------------------

May 3, 2002


                   A Member Practice of Ernst & Young Global

                      All American Life Insurance Company

                        Balance Sheets--Statutory-Basis

                                                                                 December 31
                                                                            2001             2000
                                                                    --------------------------------------
                                                                                 (In Thousands)
Admitted assets
Cash and investments:
   Bonds                                                              $1,772,952              $1,770,222
   Preferred stocks                                                        2,567                   5,099
   Common stocks                                                           9,684                     106
   Cash                                                                    3,350                   7,012
   Short-term investments                                                 29,772                  37,352
   Mortgage loans                                                         90,038                  90,392
   Real estate                                                             2,460                   4,771
   Policy loans                                                          141,025                 140,180
   Other invested assets                                                  14,676                  10,195
                                                                    --------------------------------------
Total cash and investments                                             2,066,524               2,065,329
Amounts recoverable from reinsurers                                        6,193                   4,832
Commissions and expense allowances due                                     2,893                   5,278
Accrued investment income                                                 32,196                  35,688
Deferred and uncollected premiums, less loading                           32,956                  34,726
(2001 - $13,054,000; 2000 - $12,841,000)
Accident and health premiums due and unpaid                                 (585)                   (712)
Receivable from affiliates                                                 3,706                   6,158
Federal income tax recoverable (including $28,474,000 net                 36,425                      --
deferred tax asset at December 31, 2001)
Other admitted assets                                                      3,127                   1,724
                                                                    --------------------------------------
Total admitted assets                                                 $2,183,435              $2,153,023
                                                                    ======================================

                                                                                 December 31
                                                                            2001             2000
                                                                    --------------------------------------
                                                                                 (In Thousands)
Liabilities and capital and surplus
Liabilities:
   Policy and contract liabilities:
       Life and annuity reserves                                      $1,844,377              $1,826,869
       Accident and health reserves                                          320                     398
       Premiums received in advance                                          383                     352
       Policy and contract claims-- life                                  17,628                  19,399
       Policy and contract claims-- health                                   (30)                    (30)
       Premium and other deposit liabilities                              36,044                      --
       Policyholder dividends and coupons and other                          372                     376
                                                                    --------------------------------------

Total policy and contractual liabilities                               1,899,094               1,847,364
   Federal income taxes payable                                               --                   4,157
   Payable to affiliates                                                   6,149                   6,085
   Reinsurance in unauthorized companies                                  29,694                  71,645
   General expenses                                                        1,340                   1,023
   Commissions                                                             5,544                   7,799
   Taxes, licenses and fees                                                2,891                   3,722
   Other liabilities                                                      26,135                  64,263
   Interest maintenance reserve                                           27,069                  25,125
   Asset valuation reserve                                                18,112                  24,688
                                                                    --------------------------------------
 Total liabilities                                                     2,016,028               2,055,871

 Capital and surplus:
   Common stock, $1 par value; 10,000,000 shares                           6,043                   6,043
   authorized; 6,043,000 issued and outstanding
   Additional paid-in surplus                                             91,109                  91,109
   Unassigned surplus                                                     70,255                      --
                                                                    --------------------------------------
 Total capital and surplus                                               167,407                  97,152
                                                                    --------------------------------------
Total liabilities and capital and surplus                             $2,183,435              $2,153,023
                                                                    ======================================

See accompanying notes.

                       All American Life Insurance Company

                      Statements of Income--Statutory-Basis

                                                                                         Year ended December 31
                                                                                      2001                    2000
                                                                            ------------------------------------------------
                                                                                             (In Thousands)
Revenues:
     Premiums and annuity considerations:                                             $175,478                 $184,736
     Other considerations received                                                         118                      361
     Net investment income                                                             154,410                  161,361
     Amortization of interest maintenance reserve                                        1,807                    1,937
     Commissions and expense allowances on reinsurance ceded                            27,639                   33,701
     Other income                                                                        2,265                   28,508
                                                                            ------------------------------------------------
Total revenues                                                                         361,726                  410,604

Benefits paid or provided:
     Death and matured endowments                                                       93,634                   91,391
     Annuity benefits                                                                    8,685                   10,572
     Accident and health benefits                                                          667                      601
     Surrender benefits                                                                 76,194                  120,916
     Other benefits                                                                      3,363                    3,071
     Increase (decrease) in life, annuity and accident and health reserves              17,430                  (19,118)

                                                                            ------------------------------------------------
Total benefits paid or provided                                                        199,973                  207,973

Insurance and other expenses:
     Commissions                                                                        34,898                   54,088
     General insurance expenses                                                         27,535                   27,065
     Taxes, licenses and fees                                                            5,425                    6,503
     Restructuring costs                                                                 6,039                       --
     Other benefits and expenses                                                           427                   27,922
                                                                            ------------------------------------------------
Total insurance and other expenses                                                      74,324                  115,578

Net gain from operations before dividends to policyholders, federal
  income taxes and net realized capital loss                                            87,429                   87,053
Dividends to policyholders                                                                 221                      235
                                                                            ------------------------------------------------
Net gain from operations before federal income taxes and net
  realized capital losses                                                               87,208                   86,818
Federal income taxes                                                                    20,502                   31,778
                                                                            ------------------------------------------------
Net gain from operations before net realized capital losses                             66,706                   55,040

Net realized capital gains/losses, net of federal income tax expense
(benefit) of $2,358,000 and $124,000 in 2001 and 2000, respectively, and excluding net gains of $3,751,000 and $672,000 transferred to the interest maintenance reserve for 2001 and 2000,
respectively                                                                           (11,722)                  (1,528)
                                                                            ------------------------------------------------
Net income                                                                            $ 54,984                 $ 53,512
                                                                            ================================================

See accompanying notes.

                       All American Life Insurance Company

          Statements of Changes in Capital and Surplus--Statutory-Basis

                                                                                          Unassigned
                                                           Common          Paid-In         Surplus        Total Capital
                                                            Stock          Surplus        (Deficit)        and Surplus
                                                       -------------------------------------------------------------------
                                                                                 (In Thousands)
Balances at January 1, 2000                                   6,043          $94,434      $(14,051)         $ 86,426
     Net income                                                  --               --        53,512            53,512
     Change in net unrealized gains/losses                       --               --          (892)             (892)
     Increase in nonadmitted assets                              --               --       (10,406)          (10,406)
     Increase in liability for reinsurance in
         unauthorized companies                                  --               --        (9,034)           (9,034)
     Increase in asset valuation reserve                         --               --        (2,106)           (2,106)
     Dividends to stockholder                                    --           (3,325)      (28,675)          (32,000)
     Prior year federal income tax                               --
         adjustment                                                               --          (348)             (348)
     Amortization of assumption
         reinsurance                                             --               --        12,000            12,000
                                                       -------------------------------------------------------------------
Balances at December 31, 2000                                 6,043           91,109            --            97,152
     Net income                                                  --               --        54,984            54,984
     Change in net unrealized gains/losses                       --               --        (7,376)           (7,376)
     Increase in nonadmitted assets                              --               --        11,870            11,870
     Decrease in liability for reinsurance in
         unauthorized companies                                  --               --        41,951            41,951
     Decrease in asset valuation reserve                         --               --         6,576             6,576
     Dividends to stockholder                                    --               --       (54,000)          (54,000)
     Change in net deferred income tax                           --               --        (8,649)           (8,649)
     Cumulative effect of changes in
         accounting policies                                     --               --        24,899            24,899
                                                       -------------------------------------------------------------------
Balances at December 31, 2001                                 6,043          $91,109      $ 70,255          $167,407
                                                       ===================================================================

See accompanying notes.

                       All American Life Insurance Company

                   Statements of Cash Flows - Statutory-Basis

                                                                                Year ended December 31
                                                                              2001                  2000
                                                                      -----------------------------------------
                                                                                    (In Thousands)
Operating activities
Premiums and annuity considerations                                       $   176,732             $  184,840
Considerations for supplementary contracts with life                              118                    361
  contingencies
Commissions and expense allowances on reinsurance ceded                        30,438                 29,536
Net investment income                                                         159,360                162,541
Death benefits                                                                (96,433)               (87,079)
Matured endowments                                                             (1,007)                  (968)
Disability benefits and benefits under accident and health policies                 7                 (1,370)
Surrender benefits and other fund withdrawals paid                            (76,194)              (120,916)
Annuity benefits                                                               (8,685)               (10,572)
Interest on policy or contract funds                                           (1,699)                (1,896)
Payments on supplementary contracts with life contingencies                    (1,427)                (1,431)
Commissions on premiums and annuity considerations                            (30,574)               (49,272)
Commissions and expense allowances on reinsurance assumed                      (6,996)                  (365)
General insurance expenses                                                    (30,303)               (32,912)
Insurance taxes, licenses and fees, excluding federal income taxes             (6,330)                (6,476)
Federal income taxes paid                                                     (27,569)               (18,738)
Other operating expenses paid                                                    (297)               (26,143)
Other operating activities, net                                                 1,981                 28,340
                                                                      -----------------------------------------
Net cash provided by operating activities                                      81,122                 47,480

Investing activities
Purchase of investments                                                    (1,914,200)              (838,253)
Proceeds from investments sold, matured or repaid                           1,894,893                827,104
Net increase in policy loans                                                     (845)                  (682)
Net tax on capital losses                                                      (2,628)                (2,628)
                                                                      -----------------------------------------
Net cash (used in) investing activities                                       (22,780)               (14,459)

Financing and miscellaneous activities

Dividends to stockholder                                                      (54,000)               (32,000)
Contributed capital from Parent                                                    --                 12,000
Other, net                                                                    (15,584)                15,347
                                                                      -----------------------------------------
Net cash used in financing and miscellaneous activities                       (69,584)                (4,653)


Net increase (decrease) in cash and short-term investments                    (11,242)                28,368
Cash and short-term investments at beginning of year                           44,364                 15,996
                                                                      -----------------------------------------
Cash and short-term investments at end of year                            $    33,122             $   44,364
                                                                      =========================================


See accompanying notes.

                       All American Life Insurance Company

                  Notes to Statutory-Basis Financial Statements

                                December 31, 2001

1. Nature of Operations and Significant Accounting Policies

All American Life Insurance Company (All American) is a wholly owned subsidiary of USLIFE Corporation. USL1FE Corporation is a wholly owned subsidiary of American General Corporation (AGC). On August 29, 2001, AGC was acquired by American International Group (MG). All American is licensed and operates as a life insurance company nationwide, except in the state of New York. Direct premiums collected in a single state do not exceed 5% with the exception of California, Florida, Illinois, New York and Texas, which accounted for approximately 48% and 49% of direct premiums in 2001 and 2000, respectively.

All American previously offered a broad portfolio of individual life insurance and annuity policies, as well as group annuity policies. Currently, the Company's offerings are limited primarily to certain whole life and universal life policies. The individual life and annuity product line, which includes universal life, term life, whole life and deferred annuity products, accounts for the majority of All American's pretax income and total revenues. These individual products are sold primarily through independent general agencies who are compensated on a commission basis and usually sell products of other companies in addition to those of All American.

Basis of Presentation

The accompanying statutory-basis financial statements are prepared in conformity with accounting practices prescribed or permitted by the Illinois Insurance Department, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

         Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or market value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of shareholders' equity for those designated as available-for-sale.

                       All American Life Insurance Company

         Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Prior to January 1, 2001, valuation allowances were based on the difference between the unpaid loan balance and the estimated fair value of the underlying real estate. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan's effective interest rate, or if foreclosure is probable, on the estimated fair value of the collateral.

         The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

         Investments in real estate are reported net of related obligations rather than on a gross basis. Changes in valuations of real estate are charged directly to unassigned surplus. Under GAAP, such changes are charged against income.

         Valuation Reserves: Under a formula prescribed by the NAIC, All American defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity; that net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR.

         Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the assets giving rise to the gain or losses are sold. The asset valuation reserve (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC-prescribed formula with charges reflected directly in unassigned surplus. AVR is not recognized for GAAP.

         Policy Acquisition Costs: Acquisition costs, such as commissions and other costs incurred in connection with acquiring new business, are charged to current operations as incurred rather than deferred and amortized over the policy period.

                       All American Life Insurance Company

         Universal Life and Annuity Policies: Revenues for universal life policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value.

         Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

         Reinsurance: Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP. Commission allowances received from reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred acquisition costs.

         A liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers unauthorized by license to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

         Deferred Income Taxes: Effective January 1, 2001, deferred tax assets are limited to: (1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year; plus (2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, EDP equipment and operating software and any net positive goodwill; plus (3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Deferred taxes do not include amounts for state taxes. Prior to January 1, 2001, deferred federal income taxes were not provided for differences between the financial statement amounts and tax bases of assets and liabilities. Under GAAP, state taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

                       All American Life Insurance Company

1. Nature of Operations and Significant Accounting Policies (continued)

         Nonadmitted Assets: Certain assets designated as "nonadmitted assets" -- principally past-due agents' balances, furniture and equipment, unsecured loans or cash advances to officers or agents, company's stock as collateral for loans, non-bankable checks, and trade names and other intangible assets, and other assets not specifically identified as admitted assets within the Accounting Practices and Procedures Manual-are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Prior to January 1, 2001, nonadmitted assets included certain assets designated as nonadmitted. Under GAAP, such assets are included in the balance sheet.

         Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

         Statements of Cash Flow: Cash and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

The effects of the above-described differences on net income and capital and surplus are disclosed in Note 13.

Other significant accounting policies are as follows:

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Investments

Bonds, preferred stocks, common stocks, short-term investments, and derivative instruments are stated at values prescribed by the NAIC, as follows:

Bonds not backed by other loans are stated at amortized cost using the scientific method.

                       All American Life Insurance Company

1. Nature of Operations and Significant Accounting Policies (continued)

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Prior to April 1, 2001, under GAAP, All American accounted for the effects of changes in prepayment assumptions in the same manner. Effective April 1, 2001, for GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted fair value. If high credit quality securities are adjusted, the retrospective method is used.

Preferred stocks (NAIC designations 1 to 3) are valued at cost or amortized cost. All other preferred stocks (NAIC designations 4 to 6) are reported at the lower of cost, amortized cost, or fair value.

Common stocks are reported at fair value as determined by the Securities Valuation Office of the NAIC and the unrealized capital gains or losses are reported in unassigned surplus along with any adjustment for federal income taxes. Prior to January 1, 2001, the related net unrealized capital gains or losses were reported in unassigned surplus without any adjustment to federal income taxes.

Mortgage loans are reported at unpaid principal balances. The maximum and minimum lending rates for mortgage loans during 2001 were 8.21% and 7.21%, respectively. The maximum percentage of any loan to the value of security at the time of the loan was 74%. Fire insurance is required on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.

Real estate is valued at cost, less accumulated depreciation, encumbrances and any allowance for impairment of value. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties.

Policy loans are reported at unpaid principal balances.

                       All American Life Insurance Company

1. Nature of Operations and Significant Accounting Policies (continued)

All American uses interest rate swaps as part of its overall interest rate risk management strategy for certain life insurance and annuity products. As All American only uses derivatives for hedging purposes, All American values all derivative instruments on a consistent basis as the hedged item. Upon termination, gains and losses on those instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold.

Interest rate swap contracts are used to convert the interest rate characteristics (fixed or variable) of certain investments to match those of the related insurance liabilities that the investments are supporting. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

Realized gains or losses on sale of investments are determined on a specific identification basis. Realized capital gains or losses are reflected as credits or charges to income, net of income tax and amounts transferred to the IMR. Unrealized capital gains and losses are reflected as direct credits or charges to unassigned surplus.

Premiums and Annuity Considerations

Life insurance and annuity premiums are recognized as revenue when due. Health insurance premiums are earned pro-rata over the terms of the policies.

Liabilities for Future Policy Benefits

The liability for future policy benefits includes aggregate actuarial reserves prepared in accordance with state statutes and administrative regulations. Future policy benefit reserves are based on statutory mortality and interest requirements without consideration of withdrawals. The effect of changes in valuation methods is charged or credited directly to surplus. There were no changes in valuation methods in 2001 or 2000.

The liability for future policy benefits on life insurance policies has been calculated principally using the Net Level Reserve Method and the Commissioners Reserve Valuation Method (CRVM). Approximately 22% and 23% of the reserves are calculated on a net level reserve basis for 2001 and 2000, respectively, and 75% and 74% on a CRVM basis for 2001 and 2000, respectively. The effect of the use of a modified reserve

                       All American Life Insurance Company

1. Nature of Operations and Significant Accounting Policies (continued)

basis is to offset partially the effect of immediately expensing acquisition costs by providing a policy reserve increase in the first policy year which is less than the reserve increase in renewal years. The various actuarial factors were determined from tables in common use when the policies concerned were issued. The 1941, 1958 and 1980 Commissioner's Standard Ordinary Mortality and American Experience Tables, assuming interest rates varying from 2% to 7.25%, have been principally used in making these reserve computations.

All American waives deduction of deferred fractional premiums upon death of the insureds and returns any portion of the premium related to coverage beyond the date of death. Surrender values on some policies are in excess of the legally computed reserves. Additional reserves have been established for these benefits. Extra premiums are charged for substandard lives. The additional reserve for policies issued on substandard lives equals one half of the additional gross annual premium resulting from substandard classification.

As of December 31, 2001, All American has reserves of $47,989,000 to cover $4,211,302,000 of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the state of Illinois.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has been determined from basic policy information and from accounting data on interest credited.

Reserves for annuities, supplementary contracts with life contingencies and other benefits are computed using recognized and accepted mortality tables and methods, which equal or exceed the minimum reserves calculated under the Commissioners' Annuity Reserve Valuation Method. The liability for future policy benefits on accident and health policies consists of active life reserves and the present value of amounts not yet due on claims. The active life reserves include additional reserves for noncancelable or guaranteed renewable policies, pro rata unearned premium reserves and reserves for return of premium provisions. Interest rates varying from 2 1/2% to 3 1/2% were used.

                       All American Life Insurance Company

1. Nature of Operations and Significant Accounting Policies (continued) Policy and Contract Claims

Policy and contract claims represent the ultimate net cost of all reported and unreported claims incurred through December 31. Reserves for unpaid claims are estimated using individual case-basis valuations and statistical analyses. Those estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary, as experience develops or new information becomes known; such adjustments are included in current operations.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Guaranty Fund Assessments

Guaranty fund assessments are accrued using management's best estimate of All American's proportionate share of assessments that may be made by state insolvency funds based on published insolvencies.

Financial Instruments and Concentrations of Credit Risk

All American's investments in bonds and preferred stocks comprise a diverse portfolio represented by approximately 328 issuers, with no issuer accounting for more than 1.1% of All American's total investment in these securities, based on book/adjusted carrying value, at December 31, 2001.

All American's investments in mortgage loans at December 31, 2001, are characterized by a broad geographical distribution, with approximately 6% of total statement value relating to the New England region of the United States, 3% from the middle-Atlantic states, 24% from the north-central states, 16% from the south-Atlantic states, 29% from the south-central states, 4% from the mountain states, and 18% from the Pacific states. Based on statement value, approximately 32% of All American's mortgage loans at that date are secured by office buildings, 14% by industrial/warehouse properties, 54% by retail properties and the remainder by hotel/motel, medically oriented, or other specialty properties.

                       All American Life Insurance Company

1. Nature of Operations and Significant Accounting Policies (continued) Reclassifications

Certain 2000 numbers have been reclassified to conform to their 2001 presentation.

2. Accounting Changes

All American prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Illinois. Effective January 1, 2001, the State of Illinois required that insurance companies domiciled in the State of Illinois prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual subject to any deviations prescribed or permitted by the State of Illinois insurance commissioner.

Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, All American reported a change of accounting principle, as an adjustment that increased capital and surplus of $24,899,000 as of January 1, 2001. This net amount included an increase in deferred tax assets of $27.0 million offset by a reduction in unassigned surplus of $2.1 million related to fair market value adjustments and other assessments.

                       All American Life Insurance Company

3. Investments

The statement value and fair value of bonds as of December 31, 2001 and 2000, are as follows:

                                                                           Gross            Gross
                                                        Statement        Unrealized       Unrealized         Fair
                                                          Value            Gains            Losses           Value
                                                    -----------------------------------------------------------------
                                                                                (In Thousands)
December 31, 2001
U.S. Treasury securities and obligations
    of U.S. government agencies                     $      20,926        $  1,807         $      --       $    22,733
States political subdivisions and all
    other governments                                      36,297           3,246                --            39,543
Special revenue and assessment                              5,003             594                --             5,597
Industrial and miscellaneous                            1,076,313          44,592           (38,786)        1,082,119
Industrial - miscellaneous affiliated                      49,000              --                --            49,000
Public utility                                            131,414           4,676            (3,130)          132,960
Mortgage-backed securities                                453,999           6,029            (3,159)          456,869
                                                    -----------------------------------------------------------------
Total bonds                                         $   1,772,952        $ 60,944         $ (45,075)      $ 1,788,821
                                                    =================================================================
December 31, 2000

U.S. Treasury securities and obligations
    of U.S. government agencies                     $      20,959        $  1,427         $      --       $    22,386
States political subdivisions and all
    other governments                                      39,175           3,063                --            42,238
Special revenue and assessment                              6,507              17                --             6,524
Industrial and miscellaneous                            1,189,227          21,311           (58,205)        1,152,333
Public utility                                            168,891           3,596            (3,551)          169,026
Mortgage-backed securities                                345,373              --                --           345,373
                                                    -----------------------------------------------------------------
Total bonds                                         $   1,770,222        $ 29,414         $ (61,756)      $ 1,173,080
                                                    =================================================================

                       All American Life Insurance Company

3. Investments (continued)

The statement value and fair value of bonds at December 31, 2001, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                               Statement             Fair
                                                 Value              Value
                                             -----------------------------------
                                                       (In Thousands)

Due in one year or less                      $      67,302      $      68,182
Due after one year through five years              225,552            231,448
Due after five years through ten years             330,927            335,866
Due after ten years                                695,172            696,456
Mortgage-backed securities                         453,999            456,859
                                             -----------------------------------
                                             $   1,772,952      $   1,788,811
                                             ===================================


Proceeds from the sales and redemption of investments in bonds during 2001 and 2000 were $1,827,651,000 and $783,346,000; gross gains of $15,184,000 and
$6,215,000 and gross losses of $19,343,000 and $7,339,000 were realized on those sales during 2001 and 2000, respectively.

At December 31, 2001, bonds with an admitted asset value of $23,128,000 were on deposit with state insurance departments to satisfy regulatory requirements.

                       All American Life Insurance Company

Unrealized gains and losses on investments in preferred and common stocks are reported directly in unassigned surplus and do not affect operations. The statement value, gross unrealized gains and losses and fair value of those investments are summarized as follows:

                                      Gross           Gross
                       Statement    Unrealized     Unrealized      Fair
                         Value        Gains          Losses        Value
                      ---------------------------------------------------
                                        (In thousands)

At December 31, 2001
Preferred stocks         $ 2,567          $100           $ 52     $ 2,615
Common stocks              9,684            --             --       9,684
                      ---------------------------------------------------
Total                    $12,251          $100           $ 52     $12,299
                      ===================================================

At December 31, 2000
Preferred stocks         $ 5,099          $101           $ 36     $ 5,164
Common stocks                106            --             --         106
                      ---------------------------------------------------
Total                    $ 5,205          $101           $ 36     $ 5,270
                      ===================================================


Net investment income consists of the following:

                                                      Year Ended December 31
                                                     2001                 2000
                                              ----------------------------------
                                                           (In Thousands)

Investment income:
     Bonds                                           $139,233          $142,030
     Bonds - affiliated                                   201                --
     Common stock - affiliated                         (1,390)               --
     Preferred stocks                                     203               933
     Mortgage loans on real estate                      7,139             7,339
     Real estate                                        1,246             1,322
     Policy loans                                       9,654             9,660
     Short-term investments and cash                    6,588             7,911
     Other investment income                            3,393             2,325
                                              ----------------------------------
Total investment income                               166,267           171,520
Investment expenses                                   (11,857)          (10,159)
                                              ----------------------------------
Net investment income                                $154,410          $161,361
                                              ==================================

                       All American Life Insurance Company

Realized capital losses are reported net of federal income taxes and amounts transferred to the IMR as follows:

                                                              2001         2000
                                                          ---------------------------
                                                                (In Thousands)
Realized capital losses                                    $ (5,613)      $  (980)
Less amount transferred to IMR (net of related taxes of
 $2,020 in 2001 and $362 in 2000)                             3,751           672
                                                          ---------------------------
                                                             (9,364)       (1,652)
Less federal income taxes on realized capital losses          2,358           124
                                                          ---------------------------
Net realized capital losses                                $(11,722)      $(1,528)
                                                          ===========================

4. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The ceded reinsurance agreements provide All American with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

All American participates in a reinsurance agreement whereby 80% - 90% of the face amount of the majority of All American's new universal life issues is reinsured. All American's maximum retention for a single insured risk is $1,500,000, although reinsurance generally starts at lesser amounts.

All American's future policy benefits and policy claims are stated after deduction for reinsurance ceded to other companies. Total reserve credits taken with respect to reinsurance contracts were $210,749,000 and $245,136,000 at December 31, 2001 and 2000, respectively. Reinsurance contracts do not relieve All American from its obligations to policyholders, and All American remains liable with respect to reinsurance ceded in the event any reinsurer is unable to meet the obligations, which have been assumed. Premiums assumed and ceded were $(1,763,000) and $80,468,000 respectively, in 2001 and $(913,000) and
$108,089,000, respectively, in 2000.

                       All American Life Insurance Company

The effect of reinsurance on benefits to policyholders and beneficiaries is as follows:

                                                       2001             2000
                                                 -------------------------------
                                                  (In Thousands)

Benefits to policyholders and beneficiaries,
   before reinsurance recoveries                   $   273,519    $   346,211
Reinsurance recoveries                                  90,976         93,355
                                                 -------------------------------
Benefits to policyholders and beneficiaries,
   net of reinsurance recoveries                   $   182,543    $   252,856
                                                 ===============================

All American's reinsurance receivable and recoverable amounts, including reserve credits taken, included in the statutory balance sheets at December 31, 2001, relate to 56 reinsurers. No single unaffiliated reinsurer accounts for more than 26% of the total reinsurance receivable and recoverable amounts at December 31, 2001. All American monitors the financial condition of its reinsurers in order to minimize its exposure to loss from reinsurer insolvencies.

All American reinsured its group life (excluding permanent policies), credit life, group accident and health and credit accident and health business to an affiliate, American General Assurance Company (AGAC), effective October 1, 1998. This transaction resulted in the cession of approximately 99,000 life policies representing $11.7 billion of insurance in force and approximately 34,000 accident and health policies. Assets and liabilities of approximately $57 million were transferred in connection with the transaction. The reinsurance transaction was approved by the appropriate regulatory authorities.

During 2000, the Company entered into a reinsurance agreement with AGC Life Insurance Company, an affiliate. This indemnity reinsurance is a combination of coinsurance and modified coinsurance and covers certain universal life policies issued after 1999 with long-term guarantees. As of December 31, 2001 and 2000, respectively, reserves ceded under this treaty total $22,850,000 and $20,081,282. This agreement was approved by the Department of Insurance for both the state of Illinois and the state of Missouri.

During 2001, All American, through a third-party administrator, participated as a lead reinsurer for a pool of group accident and health risks. These risks were retroceded to other members of the pool.

                       All American Life Insurance Company

5. Annuity Reserves

At December 31, 2001, All American's annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                            Amount    Percent
                                                           -------------------
                                                             (In Thousands)

Subject to discretionary withdrawal at book value
   less surrender charge                                    $  3,649        2%
Subject to discretionary withdrawal at book
value with minimal or no charge or adjustment                145,195       80
   Not subject to discretionary withdrawal                    31,745       18
                                                           ------------------
   Total annuity reserves and deposit fund liabilities      $180,589      100%
                                                           ==================

Future policy benefit reserves for All American's life insurance policies represent the majority of the variance between the amounts reflected here and the amount reflected on the 2001 balance sheet.

6. Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2001, were as follows:


                                           Gross      Net of Loading
                                  -----------------------------------
                                              (In Thousands)

  Ordinary new business                 $  1,744          $    421
  Ordinary renewal                        44,549            32,819
  Credit Life                               (541)             (541)
  Group Life                                 258               257
                                  -----------------------------------
  Total                                 $ 46,010          $ 32,956
                                  ===================================

                       All American Life Insurance Company

7. Managing General Agents

All American's group products are sold directly to customers through third-party administrators. The third-party administrators with premiums written in 2001 of more than 5% of surplus were as follows (in thousands):


   Seabury & Smith                                                    $23,029
   Total direct premium of TPAs with less than 5% of surplus           16,162
                                                                  ------------
   Grand total of direct premiums for TPAs                            $39,191
                                                                  ============

Seabury & Smith sells group life and group accident and health products, and is granted authority to collect premiums. The third-party administrator noted above does not hold an exclusive contract with All American.

8. Federal Income Taxes

For the period from January 1, 2001 to August 29, 2001, the Company filed a separate federal income tax return. For the period August 30, 2001 to December 31, 2001, the Company filed a consolidated federal income tax return with AGC Life Insurance Company and its life insurance company subsidiaries. The Company has a written agreement with AGC Life Insurance Company setting forth the manner in which the total consolidated federal income tax is allocated to each entity that joins in the consolidation. Under this agreement, AGC Life Insurance Company agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company had it filed a separate federal income tax return. In addition, AGC Life Insurance Company agrees to reimburse the Company for the tax benefits from net losses, if any, within 90 days after the filing of the consolidated federal income tax return for the year in which the losses are used.

The components of the net deferred tax asset at December 31, 2001, is as follows (in thousands):

   Gross deferred tax assets                       $127,129
   Gross deferred tax liabilities                   (11,542)
   Deferred tax assets nonadmitted                  (87,113)
                                                  ---------
   Net admitted deferred tax assets                $ 28,474
                                                  =========

                       All American Life Insurance Company

The change in deferred tax assets and deferred tax liabilities for the year ended December 31, 2001, are as follows (in thousands):

   Change in deferred tax assets                                      $  (9,863)
   Change in gross deferred tax liabilities                               1,214
                                                                    -----------
   Change in net deferred tax asset                                      (8,649)
   Tax effect of realized and unrealized gains (losses)                   6,904
                                                                    -----------
   Change in net deferred income related to income from operations    $ (15,553)
                                                                    ===========

All American's income tax expense and change in deferred taxes differs from the amount obtained by applying the federal statutory rate of 35% to Net Gain from Operations After Dividends to Policyholders for the following reasons:

                                                             Year ended
                                                            December 31
                                                               2001
                                                         -----------------
                                                           (In Thousands)

   Expected federal income tax expense                      $     30,522
   IMR amortization                                                 (632)
   Change in liability for unauthorized reinsurers                14,683
   Change in nonadmitted assets                                   (8,206)
   Other                                                            (311)

                                                           -------------
   Total incurred income tax                                $     36,056
                                                           =============

   Federal income taxes incurred                            $     20,503
   Change in net deferred income taxes                            15,553
                                                           -------------
   Total statutory income taxes                             $     36,056
                                                           =============

Under the provisions of prior tax law applicable to life insurance companies, one half of the excess of the gain from operations of a life insurance company over its taxable investment income was not taxed but was set aside in a special "policyholders" surplus account." Under provisions of the Tax Reform Act of 1984, this account was "frozen" as of December 1983 and is subject to tax under conditions set forth pursuant to prior tax law. The policyholders' surplus account may be taxable if All American does not qualify

                       All American Life Insurance Company
as a life insurance company for tax purposes or under certain other specified conditions. Management does not believe that any of this account will be taxed in the foreseeable future. However, should the balance at December 31, 2001, become taxable, the tax computed at present rates would be approximately $26,300,000.

9.  Employee Benefit Plans

Substantially all employees of All American are covered under a qualified defined-benefit pension plan sponsored by AGC. Benefits are generally based on years of service, the employee's compensation during the last three years of employment and an average of social security wages. AGC's funding policy is to charge each subsidiary for its allocable share of such contributions based on a percentage of payroll. All American was not required to make a contribution to the pension plan in 2001 or 2000.

In addition to pension benefits, certain health care and life insurance benefits are provided to retired employees under a defined benefit plan sponsored by AGC. Employees may become eligible for these benefits if they have accumulated 10 years of service and reach normal or early retirement age while working for All American. The plan provides benefits supplemental to Medicare after retirees are eligible for Medicare benefits. The postretirement benefit plan contains cost-sharing features such as deductibles and coinsurance, and contributions of certain retirees are subject to annual adjustments. These benefits are funded on an incurred basis. All American's allocated contribution to the plan was $234,000 and $270,000 in 2001 and 2000, respectively.

10. Related-Party Transactions

AGC and certain affiliated companies provide services to All American, principally data processing, investment management, professional and administrative services. During 2001 and 2000, All American paid $26,124,000 and $28,116,000, respectively, for these services. In addition, All American provides services to certain affiliated companies. During 2000, All American was reimbursed $51,000 for these services.

Intercompany receivables and payables are settled periodically throughout the year.

                       All American Life Insurance Company

All American periodically borrows funds from AGC under an intercompany short-term borrowing agreement entered into during 1997. These borrowings are on demand and are unsecured. Interest is charged on the average borrowing based on the commercial paper rate. At December 31, 2001, no amounts were outstanding under the borrowing agreement.

11. Contingent Liabilities and Commitments

All American is a party to various other lawsuits and proceedings arising in the ordinary course of business. Based upon information presently available, All American believes that the total amounts that will ultimately be paid, if any, arising from those lawsuits and proceedings will not have a material adverse effect on the financial position or results of operations of All American.

12. Capital and Surplus

All American is subject to certain Risk-Based Capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by All American is to be determined based on the various risk factors related to it. At December 31, 2001, All American meets the RBC requirements.

Retained earnings available for distribution as dividends to the stockholder are limited to the statutory unassigned surplus of All American as determined in accordance with accounting practices prescribed by insurance regulatory authorities. During 2001, All American paid a dividend of $54,000,000 to its stockholder. The 2000 dividend was $32,000,000. Consistent with Illinois regulations, dividends are paid out of additional paid-in surplus if unassigned surplus is equal or less than zero. Appropriate approval was obtained from the Commissioner of Insurance of the state of Illinois. Dividends to All American's stockholders are subject to the approval of the Commissioner of the state of Illinois if such dividend exceeds the greater of net gain from operations for the preceding calendar year before realized capital gains and losses for that calendar year or 10% of policyholders' surplus as of December 31 of the preceding year. The maximum amount of dividends that can be paid in 2002 without such approval is $66,705,000.

                       All American Life Insurance Company

13. Financial Statement Impact of Variances in Accounting Principles (Unaudited)

A reconciliation of net income and capital surplus amounts reported in the accompanying statutory financial statements to net income and capital prepared in accordance with GAAP follows:

                                                                     December 31
                                                               2001              2000
                                                          -------------------------------
                                                                  (In Thousands)
Statutory net income, as reported herein                  $       54,984     $     53,512
Adjustments:
   Deferred policy acquisition costs                             (21,116)         (17,489)
   Investments                                                     1,489              332
   Future policy benefits                                         11,755            9,171
   Deferred income taxes                                             999            7,457
   Interest maintenance reserve                                    1,944           (1,265)
   Other, net                                                     (2,150)            ,288)
                                                          -------------------------------
GAAP net income                                           $       47,905     $      8,430
                                                          ===============================

Statutory capital and surplus, as reported herein         $      167,407     $     97,152
Adjustments:
   Deferred policy acquisition costs                             171,349          207,690
   Future policy benefits                                         49,962           38,520
   Deferred income taxes                                          (2,530)          25,619
   Asset valuation reserve                                        18,112           24,688
   Investments                                                    15,826          (34,679)
   Interest maintenance reserve                                   27,069           25,125
   Nonadmitted assets                                             23,984           23,704
   Liability for unauthorized reinsurance                         29,694           71,645
   Other, net                                                      4,815           (8,045)
                                                          -------------------------------
GAAP stockholders' equity                                 $      505,688     $    471,419
                                                          ===============================

14. Disclosures About Fair Value of Financial Instruments

The following methods and assumptions were used to estimate the fair value of indicated classes of financial instruments:

                       All American Life Insurance Company

Cash and Short-Term Investments

The carrying amounts of these assets approximate their fair values.

Bonds, Common and Preferred Stocks

Fair values are based on quoted market prices or dealer quotes.

Mortgage Loans

The fair value of mortgage loans, other than those which are more than 60 days delinquent or in foreclosure, is estimated by discounting the expected future cash flows. The rates used for this purpose are the estimated current rates that would be applied to the loans in a purchase or sale transaction, on an aggregate or bulk basis grouped by maturity range, considering the creditworthiness of the borrowers and the general characteristics of the collateral. For purposes of this calculation, the fair value of loans with stated interest rates greater than the estimated applicable market rate was adjusted to reflect the impact of prepayment options or other contractual terms upon market value. For mortgage loans which are classified as delinquent or are in foreclosure, fair value is based on estimated net realizable value of the underlying collateral.

Policy Loans

The carrying amounts reported in the balance sheets for these loans are considered to be reasonable estimates of their fair value.

Policyholder Account Balances Relating to Investment Contracts

The fair value of All American's liabilities under investment contracts - primarily deferred annuities - is estimated using discounted cash flow calculations based on interest rates being offered by All American for similar contracts at the balance sheet dates.

                       All American Life Insurance Company

The estimated fair values of All American's financial instruments are as follows:

                                                         2001                      2000
                                             -----------------------------------------------------
                                                Carrying      Fair        Carrying      Fair
                                                 Amount      Value         Amount       Value
                                             -----------------------------------------------------
                                                                  (In Thousands)
Financial assets:
    Cash on hand and on deposit              $    3,350    $    3,350     $     7,012   $    7,012
    Short-term investments                       29,772        29,772          37,352       37,352
    Bonds                                     1,723,952     1,739,821       1,770,222    1,738,080
    Bonds - affiliated                           49,000        49,000               -            -
    Preferred stocks                              2,567         2,615           5,099        5,164
    Common stock                                     40            40             106          106
    Common stock - affiliated                     9,644         9,644               -            -
    Mortgage loans                               90,038        93,072          90,392       90,762
    Policy loans                                141,025       141,025         140,180      140,180

Financial liabilities:
    Policyholder account balances
         related to investment contracts        113,275       103,121         144,600      140,284

                       ALL AMERICAN LIFE INSURANCE COMPANY

15.  SUBSEQUENT EVENT

Effective December 31, 2002, The Franklin Life Insurance Company, The American Franklin Life Insurance Company, and All American Life Insurance Company merged with American General Life Insurance Company (AGL), an indirect, wholly-owned subsidiary of American International Group. In addition, two other indirect wholly-owned subsidiaries of American International Group merged effective 12/31/02.

  * "The Report of Independent Auditors" of the All American Life Insurance Company statutory-basis financial statements has been revised concerning the date and the new footnote No. 15 added above. The new date of The Report of Independent Auditors is May 3, 2002, except footnote 15 as to which the date is December 20, 2002."

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY


                         INDEX TO FINANCIAL STATEMENTS
                         -----------------------------


                                                                          PAGE
                                                                          ----

Report of Independent Auditors                                             F-1


Statement of Income                                                        F-2


Balance Sheet                                                              F-3


Statement of Shareholder's Equity                                          F-4


Statement of Comprehensive Income                                          F-4


Statement of Cash Flows                                                    F-5


Notes to Financial Statements                                       F-6 - F-15

                         REPORT OF INDEPENDENT AUDITORS

                      ___________________________________


Board of Directors
 and Shareholder
The American Franklin Life Insurance Company

We have audited the accompanying balance sheet of The American Franklin Life Insurance Company, (the Company), a wholly-owned subsidiary of The Franklin Life Insurance Company, which is an indirect wholly-owned subsidiary of American General Corporation, as of December 31, 2001 and 2000, and the related statements of income, shareholder's equity, comprehensive income, and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The American Franklin Life Insurance Company at December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.


                                                /s/ ERNST & YOUNG, LLP
                                                -------------------------
Chicago, Illinois
February 5, 2002, except footnote 12
as to which the date is
December 20, 2002

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                              STATEMENT OF INCOME
                                 (In thousands)


                                                                        For the years ended December 31
                                                                      2001           2000            1999
                                                                 -------------------------------------------
Revenues
 Premiums and other considerations                               $  18,345        $   20,443       $  10,087
 Net investment income                                               3,146             2,533           2,541
 Realized investment gains (losses)                                     (2)               (2)             21
 Other revenues                                                     35,249            38,414          32,418
                                                                 -------------------------------------------
    Total revenues                                                  56,738            61,388          45,067

Benefits and expenses
 Insurance and annuity benefits                                     22,468            25,725           9,040
 Operating costs and expenses                                       15,463            19,979          21,524
 Commissions and allowances                                         19,020            30,492          28,533
 Change in deferred policy acquisition costs and
  cost of insurance purchased                                       (5,383)          (16,371)        (16,871)
                                                                 -------------------------------------------
   Total benefits and expenses                                      51,568            59,825          42,226
                                                                 -------------------------------------------

Income before income taxes                                           5,170             1,563           2,841

Income tax expense (benefit)
 Current                                                               (83)           (1,090)         (1,449)
 Deferred                                                            1,747             1,177           1,358
                                                                 -------------------------------------------
   Total income tax expense (benefit)                                1,664                87             (91)
                                                                 -------------------------------------------

Net income                                                       $   3,506        $    1,476       $   2,932
                                                                 ===========================================

                      See Notes to Financial Statements.

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                                 BALANCE SHEET
                       (In thousands, except share data)


                                                                                                   At December 31
                             ASSETS                                                            2001               2000
                                                                                        ---------------------------------
Investments
  Fixed maturity securities (amortized cost: $17,196; $14,730)                          $     17,822         $   15,120
  Policy loans                                                                                28,755             25,480
  Short-term investments                                                                      11,118              3,430
                                                                                        ---------------------------------
      Total investments                                                                       57,695             44,030

Cash                                                                                           2,230              1,732
Accrued investment income                                                                        314                305
Accounts receivable from affiliates                                                            1,113                  -
Amounts recoverable from reinsurers                                                           13,946             18,242
Deferred policy acquisition costs                                                             93,715             87,598
Cost of insurance purchased                                                                    6,463              7,367
Insurance premiums due                                                                           191                700
Other assets                                                                                   1,545              1,320
Assets held in separate accounts                                                             570,855            656,298
                                                                                        ---------------------------------
      Total assets                                                                      $    748,067         $  817,592
                                                                                        =================================

                               LIABILITIES
Insurance and annuity liabilities
  Policy reserves, contract claims and other policyholders' funds                       $     16,968         $   19,467
  Universal life contracts                                                                    49,020             47,005
  Annuity contracts                                                                           10,108              7,074
  Unearned revenue                                                                            12,311             11,646

Income tax liabilities
  Current                                                                                        299                451
  Deferred                                                                                      (341)            (2,109)
Accrued expenses and other liabilities                                                         4,803              2,263
Liabilities related to separate accounts                                                     570,855            656,298
                                                                                        ---------------------------------
      Total liabilities                                                                      664,023            742,095

                     SHAREHOLDER'S EQUITY
Common stock ($5 par value; 500,000 shares authorized,
  issued and outstanding)                                                                      2,500              2,500
Paid-in capital                                                                               75,937             70,937
Accumulated other comprehensive income                                                           134                 93
Retained earnings                                                                              5,473              1,967
                                                                                        ---------------------------------
      Total shareholder's equity                                                              84,044             75,497
                                                                                        ---------------------------------
      Total liabilities and shareholder's equity                                        $    748,067         $  817,592
                                                                                        =================================

                      See Notes to Financial Statements.

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                       STATEMENT OF SHAREHOLDER'S EQUITY
                                 (In thousands)

                                                                For the years ended December 31
                                                                 2001        2000        1999
                                                             -----------------------------------
Common stock, balance at beginning and end of year             $   2,500   $   2,500   $   2,500
                                                             -----------------------------------
Paid-in capital
 Balance at beginning of year                                     70,937      63,437      51,437
 Capital contribution                                              5,000       7,500      12,000
                                                             -----------------------------------
 Balance at end of year                                           75,937      70,937      63,437
                                                             -----------------------------------
Retained earnings (deficit)
 Balance at beginning of year                                      1,967         491      (2,441)
 Net income                                                        3,506       1,476       2,932
                                                             -----------------------------------
 Balance at end of year                                            5,473       1,967         491
                                                             -----------------------------------
Accumulated other comprehensive income
 Balance at beginning of year                                         93          92         430
 Change during the year                                               62           2        (520)
 Amounts applicable to deferred federal income taxes                 (21)         (1)        182
                                                             -----------------------------------
 Balance at end of year                                              134          93          92
                                                             -----------------------------------
Total shareholder's equity at end of year                      $  84,044   $  75,497   $  66,520
                                                             ===================================

                       STATEMENT OF COMPREHENSIVE INCOME
                                 (In thousands)

                                                                For the years ended December 31
                                                                  2001        2000       1999
                                                             -----------------------------------
Net income                                                     $    3,506   $   1,476   $  2,932
Other comprehensive income (loss)
 Gross change in unrealized gains (losses) on
  securities (pretax: $60, $-, $(499))                                 40           -       (324)
 Less: gains (losses) realized in net income
  (pretax: $(2), $(2), $21)                                            (1)         (1)        14
                                                             -----------------------------------
    Change in net unrealized gains (losses) on
    securities (pretax: $62, $2, $(520))                               41           1       (338)
                                                             -----------------------------------
      Comprehensive income                                     $    3,547   $   1,477   $  2,594
                                                             ===================================

                       See Notes to Financial Statements.

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                            STATEMENT OF CASH FLOWS
                                 (In thousands)


                                                                  For the years ended December 31
                                                                2001          2000            1999
                                                          -------------------------------------------
Operating activities
  Net income                                               $    3,506     $    1,476       $    2,932
 Reconciling adjustments to net cash used for operating
  activities
    Charges on universal life contracts, net of
     interest credited                                        (34,051)       (32,052)         (28,863)
    Change in other assets and liabilities                      7,536        (17,880)          (7,621)
    Deferred policy acquisition costs and cost of
     insurance purchased                                       (5,383)       (16,371)         (16,871)
    Policy reserves, claims and other policyholders'
     funds                                                     (1,851)        10,853           (2,994)
    Realized investment (gains) losses                              2              2              (21)
                                                        ---------------------------------------------
      Net cash used for operating activities                  (30,241)       (53,972)         (53,438)
                                                        ---------------------------------------------
Investing activities
    Investment purchases
      Available-for-sale                                       (5,071)          (845)         (30,018)
      Other                                                    (3,585)        (8,443)          (4,721)
    Investment calls, maturities and sales
      Available-for-sale                                        2,656          1,916           45,751
      Other                                                       310              -               55
    Net (increase) decrease in short term investments          (7,688)         3,303           (6,733)
                                                        ---------------------------------------------
        Net cash provided by (used for) investing
         activities                                           (13,378)        (4,069)           4,334
                                                        ---------------------------------------------
Financing activities
    Policyholder account deposits                              99,475        136,034          167,565
    Policyholder account withdrawals                          (60,358)       (97,313)        (131,120)
    Capital contribution                                        5,000          7,500           12,000
                                                        ---------------------------------------------
     Net cash provided by financing activities                 44,117         46,221           48,445
                                                        ---------------------------------------------
Net increase (decrease) in cash                                   498        (11,820)            (659)
Cash at beginning of year                                       1,732         13,552           14,211
                                                        ---------------------------------------------
Cash at end of year                                        $    2,230     $    1,732       $   13,552
                                                        =============================================

                      See Notes to Financial Statements.

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS


1.   Significant Accounting Policies


1.1  Nature of Operations
     --------------------

     The American Franklin Life Insurance Company (AMFLIC), headquartered in Springfield, Illinois, sells and services variable universal life, variable annuity and universal life insurance products to the middle income market, in all states except Maine, New Hampshire, New York and Vermont.

1.2  Preparation of Financial Statements
     -----------------------------------

     The financial statements have been prepared in accordance with accounting principles generally accepted in the United States (GAAP) and include the accounts of AMFLIC, a wholly owned subsidiary of The Franklin Life Insurance Company (FLIC).

     On August 29, 2001, American General Corporation (AGC), AMFLIC's ultimate parent company, was acquired by American International Group, Inc. (AIG), a Delaware corporation. In connection with the acquisition, AIG issued approximately 290 million shares of its common stock in exchange for all of the outstanding common stock of AGC based on an exchange ratio of 0.5790 of a share of AIG common stock for each share of AGC common stock. The merger was accounted for as a pooling and had no impact on the records of AMFLIC.

     Management must make estimates and assumptions that affect amounts reported in the financial statements and in disclosures of contingent assets and liabilities. Ultimate results could differ from our estimates.

1.3  Investments
     -----------

     Fixed Maturity Securities. All fixed maturity securities were classified as available-for-sale and reported at fair value. We adjust related balance sheet accounts as if the unrealized gains (losses) had been realized and record the net adjustment in accumulated other comprehensive income in shareholder's equity. If the fair value of a security classified as available-for-sale declines below its cost and we consider the decline to be other than temporary, we reduce the security's amortized cost to its fair value and recognize a realized loss.

     Policy Loans.  Policy loans are reported at unpaid principal balance.

     Short-term Investments. Short-term investments include investments with maturities of less than one year at the date of acquisition and are carried at amortized cost, which approximates fair value.

     Investment Income. Interest on fixed maturity securities and policy loans is recorded as income when earned and is adjusted for any amortization of premium or discount, as appropriate.

     Realized Investment Gains (Losses). We recognize realized investment gains (losses) using the specific identification method.


1.4  Separate Accounts
     -----------------

     Separate accounts are assets and liabilities associated with certain contracts, principally variable universal life and annuities, for which the investment risk lies predominantly with the contract holder. The liability for these accounts equals the value of the account assets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the statement of income. Assets held in separate accounts are primarily shares in mutual funds, which are carried at fair value, based on the quoted net asset value per share.

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

1.5  Deferred Policy Acquisition Costs (DPAC)
     ----------------------------------------

     Certain costs of writing an insurance policy, including commissions, underwriting, and marketing expenses, are deferred and reported as DPAC.

     DPAC associated with interest-sensitive life insurance contracts and insurance investment contracts is charged to expense in relation to the estimated gross profits of those contracts. If our estimate of future gross profits changes significantly, we recalculate DPAC balances using the new assumptions. Any resulting adjustment is included in current earnings as an adjustment to DPAC amortization. DPAC associated with all other insurance contracts is charged to expense over the premium-paying period or as the premiums are earned over the life of the contract. Interest is accreted on the unamortized balance of DPAC at rates used to compute policyholder reserves.

     DPAC also is adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment is included in accumulated other comprehensive income in shareholder's equity.

     We review the carrying amount of DPAC on at least an annual basis. We consider estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses to determine whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

1.6  Cost of Insurance Purchased (CIP)
     ---------------------------------

     The cost assigned to AMFLIC insurance contracts in force at January 31, 1995, the date of AGC's acquisition of FLIC and AMFLIC, is reported as CIP. Interest is accreted on the unamortized balance of CIP at rates of 6.19% to 8.25%. CIP is charged to expense, including adjustments for revised assumptions, and adjusted for the impact of net unrealized gains (losses) on securities in the same manner as DPAC. We review the carrying amount of CIP on at least an annual basis using the same methods used to evaluate DPAC.

1.7  Insurance and Annuity Liabilities
     ---------------------------------

     Substantially all of AMFLIC's insurance and annuity liabilities relate to long-duration contracts. AMFLIC normally cannot change or cancel these contracts.

     For interest-sensitive life and insurance investment contracts, reserves equal the sum of the policy account balance and deferred revenue charges. Reserves for other contracts are based on our estimates of the cost of future policy benefits, using the net level premium. Interest assumptions used to compute reserves ranged from 4.5% to 5.5% at December 31, 2001.

1.8  Premium Recognition
     -------------------

     Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenues. Revenues for these contracts consist of mortality, expense, and surrender charges. Policy charges that compensate AMFLIC for future services are deferred and recognized over the period earned, using the same assumptions used to amortize DPAC. For all other contracts, premiums are recognized when due.

1.9  Reinsurance
     -----------

     AMFLIC limits its exposure to loss on any individual life to $100,000 by ceding additional risks through reinsurance contracts with other insurers, including FLIC. If a reinsurer is not able to meet its obligations, AMFLIC remains liable.

     AMFLIC records a receivable for the portion of benefits paid and insurance liabilities that have been reinsured. The cost of reinsurance is recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)


1.10 Income Taxes
     ------------

     Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, using the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

2.   Investments

2.1  Fixed Maturity Securities
     ---------------------------

     Valuation. Amortized cost and fair value of fixed maturity securities were as follows:

                                                                 December 31, 2001
                                                  ------------------------------------------------
                                                                  Gross        Gross
                                                    Amortized   Unrealized   Unrealized    Fair
In thousands                                          Cost        Gains        Losses      Value
--------------------------------------------------------------------------------------------------
U.S. government                                     $   6,566    $    293    $      -    $   6,859
Corporate bonds
  Investment grade                                      5,809         251          63        5,997
  Below investment grade                                1,077          22          36        1,063
Public utilities                                        1,549          81           -        1,630
Mortgage-backed                                         1,941          74           -        2,015
States/political subdivisions                             254           4           -          258
                                                  ------------------------------------------------
  Total fixed maturity securities                   $  17,196    $    725    $     99    $  17,822
                                                  ================================================

                                                                December 31, 2000
                                                  ------------------------------------------------
                                                                  Gross        Gross
                                                    Amortized   Unrealized   Unrealized    Fair
In thousands                                          Cost        Gains        Losses       Value
--------------------------------------------------------------------------------------------------
U.S. government                                     $   6,584    $    120    $      -    $   6,704
Corporate bonds
  Investment grade                                      4,392         177          36        4,533
  Below investment grade                                1,068           6          18        1,056
Public utilities                                        1,528          82           -        1,610
Mortgage-backed                                           957          54           -        1,011
States/political subdivisions                             201           5           -          206
                                                  ------------------------------------------------
  Total fixed maturity securities                   $  14,730    $    444    $     54    $  15,120
                                                  ================================================

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)


2.1  Fixed Maturity Securities (continued)
     -------------------------------------

     Maturities. The contractual maturities of fixed maturity securities at December 31, 2001 were as follows:

                                                           Amortized       Fair
     In thousands                                             Cost        Value
     --------------------------------------------------------------------------
     Fixed maturity securities, excluding mortgage-backed
       securities, due
         In one year or less                               $   1,994   $  2,036
         In years two through five                             9,131      9,530
         In years six through ten                              2,906      3,019
         After ten years                                       1,224      1,222
     Mortgage-backed securities                                1,941      2,015
                                                           --------------------
       Total fixed maturity securities                     $  17,196   $ 17,822
                                                           ====================

     Actual maturities may differ from contractual maturities since borrowers may have the right to call or prepay obligations. AMFLIC may sell investments before maturity to achieve corporate requirements and investments strategies.

     Net Unrealized Gains (Losses). Net unrealized gains (losses) on fixed maturity securities included in accumulated other comprehensive income at December 31 were as follows:

         In thousands                              2001        2000
         ----------------------------------------------------------
         Gross unrealized gains                $    725   $     444
         Gross unrealized losses                    (99)        (54)
         DPAC  fair value adjustment               (389)       (223)
         CIP fair value adjustment                  (30)        (23)
         Deferred federal income taxes              (73)        (51)
                                               --------------------
         Net unrealized gains on securities    $    134   $      93
                                               ====================

2.2  Investment Income
     -----------------

     Investment income was as follows:

     In thousands                          2001          2000        1999
     --------------------------------------------------------------------
     Fixed maturity securities          $ 1,211       $ 1,142     $ 1,461
     Policy loans                         1,614         1,115         698
     Other investments                      386           339         547
                                        ---------------------------------
     Gross investment income              3,211         2,596       2,706
     Investment expense                      65            63         165
                                        ---------------------------------
     Net investment income              $ 3,146       $ 2,533     $ 2,541
                                        =================================

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2.3  Realized Investment Gains (Losses)
     ----------------------------------

     Realized investment gains (losses), net of DPAC and CIP amortization and investment expenses, were as follows:

     In thousands                                  2001        2000       1999
     -------------------------------------------------------------------------
     Fixed maturity securities                  $     -    $      -    $    56
     Other                                           (2)         (2)       (35)
                                                ------------------------------
     Realized investment gains (losses)         $    (2)   $     (2)   $    21
                                                ==============================

     Voluntary sales of investments resulted in the follow realized gains (losses):

                                                                    Realized
                                                                 --------------
     In thousands               Category             Proceeds    Gains   Losses
     --------------------------------------------------------------------------
            2001           Available-for-sale        $      -    $   -   $    -
     ==========================================================================
            2000           Available-for-sale        $      -    $   -   $    -
     ==========================================================================
            1999           Available-for-sale        $  1,758    $  56   $    -
     ==========================================================================

2.4  Investments on Deposit
     ----------------------

     At December 31, 2001 and 2000, fixed maturity securities with a carrying value of $6,778,000 and $6,575,000 respectively, were on deposit with regulatory authorities to comply with state insurance laws.

2.5  Investment Restrictions
     -----------------------

     AMFLIC is restricted by the insurance laws of its domiciliary state as to the amount which it can invest in any entity. At December 31, 2001 and 2000, AMFLIC's largest investment in any one entity other than U.S. government obligations was $1,000,000, and $400,000 respectively.

3.   Deferred Policy Acquisition Costs (DPAC)

     Activity in DPAC was as follows:

     In thousands                                    2001      2000      1999
     --------------------------------------------------------------------------
     Beginning at January 1                        $ 87,598  $ 70,989  $ 52,352
     Deferrals                                       13,445    24,127    24,543
     Amortization                                    (7,165)   (6,737)   (6,524)
     Effect of net unrealized (gains)
       losses on securities                            (166)     (779)      646
     Effect of realized investment gains (losses)         3        (2)      (28)
                                                   ----------------------------
     Balance at December 31                        $ 93,715  $ 87,598  $ 70,989
                                                   ============================

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.   Cost of Insurance Purchased (CIP)

     Activity in CIP was as follows:

     In thousands                            2001       2000       1999
     --------------------------------------------------------------------
     Balance at January 1                 $  7,367   $   7,884   $  8,941
     Accretion of interest                     619         702        767
     Amortization                           (1,516)     (1,721)    (1,915)
     Effect of net unrealized (gains)
         losses on securities                   (7)        502         96
     Effect of realized investment gains         -           -         (5)
                                          -------------------------------
     Balance at December 31               $  6,463   $   7,367   $  7,884
                                          ===============================

     CIP amortization, net of accretion, expected to be recorded in each of the next five years is:

                                                          Amount
                         Year                         (in thousands)
               ---------------------------------------------------------------

                         2002                              $ 799
                         2003                                698
                         2004                                582
                         2005                                482
                         2006                                441

5.   Income Taxes

     For the period from January 1, 2001 to August 29, 2001, AMFLIC will file a life/life consolidated federal income tax return with its direct parent, FLIC. The method of allocation of tax expense among the companies is subject to a written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses and tax credits. Consolidated alternative minimum tax, excise tax or surtax, if any, is allocated separately. The tax liability of each subsidiary under this agreement shall not exceed the amount such subsidiary would have paid if it had filed on a separate return basis. Intercompany tax balances are to be settled no later than thirty (30) days after the date of filing the consolidated return.

     For the period August 30, 2001 to December 31, 2001, AMFLIC will join in the filing of a consolidated federal income tax return with its upstream parent, AGC Life Insurance Company (AGC Life) and its life insurance company subsidiaries. AMFLIC has a written agreement with AGC Life setting forth the manner in which the total consolidated federal income tax is allocated to each entity that joins in the consolidation. Under this agreement, AGC Life agrees not to charge AMFLIC a greater portion of the consolidated tax liability than would have been paid by the Company had it filed a separate federal income tax return. In addition, AGC Life agrees to reimburse AMFLIC for the tax benefits from net losses, if any, within the ninety days after the filing of the consolidated federal income tax return for the year in which the losses are used.

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5.1  Tax Expense
     -----------

     A reconciliation between the Federal income tax rate and the effective tax rate follows:

                                         2001          2000         1999
                                     --------------------------------------
         Federal income tax rate         35.0 %        35.0 %        35.0 %
         Invested asset items            (4.0)        (29.1)        (37.7)
         Other                            1.2          (0.3)         (0.5)
                                     --------------------------------------
           Effective tax rate            32.2 %         5.6 %        (3.2)%
                                     ======================================


5.2  Deferred Taxes
     --------------

     Components of deferred tax liabilities and assets at December 31 were as follows:

     In thousands                                      2001       2000
     -------------------------------------------------------------------
     Deferred tax liabilities, applicable to:
       Basis differential of investments           $     223   $     114
       DPAC and CIP                                   22,095      21,491
       Other                                             960         827
                                                   ---------------------
         Total deferred tax liabilities               23,278      22,432
     Deferred tax assets, applicable to:
       Policy reserves                               (22,576)    (23,069)
       Other                                          (1,043)     (1,472)
                                                   ---------------------
         Total deferred tax assets                   (23,619)    (24,541)
                                                   ---------------------
     Net deferred tax assets                       $    (341)  $  (2,109)
                                                   =====================

     AMFLIC expects adequate future taxable income to realize the net deferred tax assets. Accordingly, no valuation allowance is considered necessary.

5.3  Taxes Paid
     ------------

     Income taxes paid (recovered) were as follows:

      In thousands               2001     2000         1999
      ------------------------------------------------------
      Federal                 $    -    $ (4,175)     $(447)
      State                       57          38         143

6.   Fair Value of Financial Instruments

     Carrying amounts and fair values for certain of AMFLIC's financial instruments at December 31 are presented below. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all of AMFLIC's assets and liabilities, including the values of underlying customer relationships and distribution systems, and (2) the reporting of investments at fair value without a corresponding revaluation of related policyholder liabilities can be misinterpreted.

                                                              2001                    2000
                                                      ----------------------------------------------
                                                      Carrying      Fair        Carrying    Fair
     In thousands                                      Amount       Value        Amount     Value
     -----------------------------------------------------------------------------------------------
     Assets
         Fixed maturity securities                     $ 17,822    $ 17,822    $ 15,120     $ 15,120
         Policy Loans                                    28,755      28,755      25,480       25,480
         Short-term investments                          11,118      11,118       3,430        3,430
         Assets held in separate accounts               570,855     570,855     656,298      656,298
     Liabilities
         Insurance investment contracts                  10,686      10,232       7,636        7,310
         Liabilities related to separate accounts       570,855     570,855     656,298      656,298

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6.   Fair Value of Financial Instruments (continued)

     We used the following methods and assumptions to estimate the fair value of our financial instruments:

     Fixed Maturity Securities. Fair values of fixed maturity securities were based on quoted market prices, where available. For investments not actively traded, we estimated the fair values using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of the investments.

     Policy Loans. Policy loans have no stated maturity dates and are an integral part of the related insurance contract. Accordingly, it is not practicable to estimate a fair value. The weighted average interest rate charged on policy loan balances during 2001 and 2000 was 5.95% and 6.07%, respectively.

     Assets and Liabilities Related to Separate Accounts. We valued separate account assets and liabilities based on quoted net asset value per share of the underlying mutual funds.

     Insurance Investment Contracts. We estimated the fair value of insurance investment contracts using cash flows discounted at market interest rates.

7.   Reinsurance

     Under the provisions of an assumed reinsurance agreement, AMFLIC recognized the following:

     In thousands                     2001           2000           1999
     ---------------------------------------------------------------------
     Premiums and other
        considerations             $    847       $  5,288       $  1,416
     Other income                     1,016            918          1,337
     Benefits                         1,536          6,134          1,756
     Commission expense                  (5)            67            215

     Under the provisions of a modified coinsurance agreement which cedes a portion of the variable universal life product activity, AMFLIC recognized the following:

     In thousands                     2001           2000           1999
     ---------------------------------------------------------------------
     Premiums and other
        considerations             $ 11,348       $ 10,118       $ 12,027
     Expense allowances from
        reinsurer                     5,699          9,791          8,531
     Other                              602            416          1,744

     AMFLIC also carries reinsurance for policy risks that exceed its retention limit of $100,000. AMFLIC ceded the following amounts:

     In thousands                     2001           2000           1999
     ---------------------------------------------------------------------
     Premiums and other
        considerations             $ 13,519       $ 12,081       $ 10,687
     Change in policy reserves       12,721         11,760         10,382

8.   Statutory Accounting

     AMFLIC prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Illinois. Effective January 1, 2001, the State of Illinois required that insurance companies domiciled in the State of Illinois prepare their statutory basis financial statements in accordance with the NAIC Accounting practices and Procedures Manual subject to any deviations prescribed or permitted by the State of Illinois insurance commissioner. No significant permitted practices are used to prepare AMFLIC's statutory Financial Statements.

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

8.   Statutory Accounting (continued)

     Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual were reported in the statutory financial statements as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of adoption, AMFLIC reported a change of accounting principle, as an adjustment that increased statutory unassigned surplus, of $200,000 as of January 1, 2001. This net amount included an increase in net deferred tax assets of $12,500,000 offset by a related increase in nonadmitted assets of $12,300,000. The effect of other codification related changes was immaterial.

     At December 31, 2001 and 2000, AMFLIC had statutory stockholder's equity of $49,193,000 and $43,093,000, respectively. AMFLIC's statutory net loss was $1,331,000, $5,964,000 and $2,947,000 for the years ended December 31,
     2001, 2000 and 1999, respectively.

     Generally, AMFLIC is restricted by state insurance laws as to amounts it may pay in the form of dividends, loans or advances without the approval of the Illinois Insurance Department. Under these restrictions, during 2001 no dividends may be paid out and loans and advances in excess of $12,298,000 may not be transferred without the approval of the Illinois Insurance Department.

9.   Statement of Cash Flows

     In addition to the cash activities shown in the statement of cash flows, the following transactions, occurred:

     In thousands                     2001           2000           1999
     ---------------------------------------------------------------------
     Interest added to universal
       life contracts and other
       deposit funds               $   2,910      $  2,478       $  2,214
                                   =======================================

10.  Related Party Transactions

     AMFLIC has no full-time employees or office facilities. Effective January 1, 1999, AMFLIC entered into a shared services agreement with an affiliate. As part of this agreement, administration and general expenses are allocated to AMFLIC based on actual work performed. Allocated expenses for the years ended December 31, 2001, 2000 and 1999, were $13,390,000,
     $17,258,000 and $20,084,000, respectively.

     AMFLIC participates in a program of short-term borrowing with AGC to maintain its long-term investment commitments. AMFLIC had no short-term borrowing in 2001 or 2000.

11.  Litigation

     AMFLIC is a party to various lawsuits and proceedings arising in the ordinary course of business. These lawsuits and proceedings include certain class action claims and claims filed by individuals who exclude themselves from market conduct settlements. In addition, many of these proceedings are pending in jurisdictions that permit damage awards disproportionate to the actual economic damages alleged to have been incurred. Based upon information presently available, we believe that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on AMFLIC's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgement in any given suit.

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

12.  SUBSEQUENT EVENT

     Effective December 31, 2002 AMFLIC and its parent FLIC will merge with American General Life Insurance Company, another indirect, wholly-owned subsidiary of AGC.

                       THE FRANKLIN LIFE INSURANCE COMPANY

                        CONSOLIDATED FINANCIAL STATEMENTS



                               FOR THE YEARS ENDED
                        DECEMBER 31, 2001, 2000 and 1999

                       THE FRANKLIN LIFE INSURANCE COMPANY

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS
                   -------------------------------------------

                                                            PAGE
                                                            ----
Report of Independent Auditors                                 1

Consolidated Statement of Income                               2

Consolidated Balance Sheet                                     3

Consolidated Statement of Shareholder's Equity                 4

Consolidated Statement of Comprehensive Income                 4

Consolidated Statement of Cash Flows                           5

Notes to Consolidated Financial Statements                6 - 18

                         REPORT OF INDEPENDENT AUDITORS

                              _____________________

Board of Directors
    and Shareholder
The Franklin Life Insurance Company

We have audited the accompanying consolidated balance sheet of The Franklin Life Insurance Company (an indirect wholly-owned subsidiary of American International Group) (the Company) as of December 31, 2001 and 2000, and the related consolidated statements of income, shareholder's equity, comprehensive income, and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Franklin Life Insurance Company at December 31, 2001 and 2000, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1.3 to the consolidated financial statements, in 2001, the Company changed its method of accounting for derivatives.

                                 /s/ ERNST & YOUNG LLP
                                 ---------------------
Chicago, Illinois
February 5, 2002, except footnote 14
as to which the date is
December 20, 2002

                       THE FRANKLIN LIFE INSURANCE COMPANY
                        CONSOLIDATED STATEMENT OF INCOME
                                  (In millions)

                                                           FOR THE YEARS ENDED DECEMBER 31
                                                           2001         2000        1999
                                                      ------------------------------------
Revenues
   Premiums and other considerations                  $   263.4   $    289.0     $   304.2
   Insurance charges                                       56.6         55.3          51.7
   Net investment income                                  447.2        474.6         496.4
   Realized investment gains (losses)                     (35.8)        (9.9)          3.0
   Broker/dealer sales income                              62.0         80.6          64.1
   Other revenues                                           6.1          8.1           9.3
                                                      ------------------------------------
        Total revenues                                    799.5        897.7         928.7

 Benefits and expenses
   Insurance and annuity benefits
        Death claims and other policy benefits            241.2        271.7         252.3
        Investment-type contracts                         123.3        139.0         149.7
        Dividends to policyholders                         71.2         80.0          82.9
        Change in policy reserves                           8.2         (1.6)        (12.3)
   Operating costs and expenses                            63.1         73.2          82.7
   Commissions - broker/dealer                             57.4         74.4          59.4
   Commissions - other                                     45.0         59.9          62.0
   Change in deferred policy acquisition costs             (5.7)       (21.0)        (23.0)
   Change in cost of insurance purchased                    9.7         15.2          47.3
   Restructure charges                                     26.1            -             -
   Litigation settlement                                      -            -          (2.0)
                                                      ------------------------------------
        Total benefits and expenses                       639.5        690.8         699.0
                                                      ------------------------------------

Income before income tax expense and cumulative
   effect of change in accounting principle               160.0        206.9         229.7
Income tax expense
   Current expense                                         55.7         45.3          39.2
   Deferred expense (benefit)                              (5.0)        26.1          39.6
                                                      ------------------------------------
        Total income tax expense                           50.7         71.4          78.8
                                                      ------------------------------------
Income before cumulative effect of change in
   accounting principle                                   109.3        135.5         150.9
Cumulative effect of change in
   accounting principle, net of tax                        (0.3)           -             -
                                                      ------------------------------------
Net income                                            $   109.0   $    135.5     $   150.9
                                                      ====================================

                 See Notes to Consolidated Financial Statements.

                       THE FRANKLIN LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET
                        (In millions, except share data)

                                                                                  AT DECEMBER 31
                                ASSETS                                           2001        2000
                                                                            -----------------------
Investments
   Fixed maturity securities (amortized cost: $4,374.7, $4,660.5)           $  4,544.0    $ 4,780.0
   Mortgage loans on real estate                                                 434.1        471.3
   Equity securities (cost: $0.7, $0.6)                                            0.1          0.6
   Policy loans                                                                  348.4        351.7
   Other long-term investments                                                    99.9         85.9
   Short-term investments                                                        123.7         59.2
                                                                            -----------------------
     Total investments                                                         5,550.2      5,748.7
Cash                                                                               7.5         14.0
Accrued investment income                                                         75.5         83.8
Intercompany notes receivable                                                    276.0        116.0
Intercompany receivable                                                            8.9          2.3
Preferred stock of affiliates, at cost                                             8.5          8.5
Receivable from brokers for securities sales                                      99.8          5.4
Receivable from agents, less allowance ($6.5; $5.4)                                9.5         11.2
Amounts recoverable from reinsurers                                               22.9         27.1
Deferred policy acquisition costs                                                182.2        186.8
Cost of insurance purchased                                                      302.0        345.7
Property & equipment, at cost less accumulated depreciation ($26.2, $20.8)        33.8         36.8
Other assets                                                                      23.3         23.8
Assets held in separate accounts                                                 581.2        669.3
                                                                            -----------------------
     Total assets                                                           $  7,181.3      7,279.4
                                                                            =======================
                                   LIABILITIES
Insurance and annuity liabilities
    Life, annuity and accident and health reserves                          $  2,866.5    $ 2,868.6
    Investment-type contract deposits and dividend accumulations               2,255.4      2,355.4
    Participating policyholders' interests                                       163.9        179.0
    Policy and contract claims                                                    20.7         28.6
    Other                                                                         49.1         51.0
Income tax liabilities (recoverable)
    Current                                                                      (27.6)        (8.8)
    Deferred                                                                     (18.9)       (17.3)
Intercompany payables                                                              1.2          0.6
Payable to broker for securities purchases                                        90.1          1.8
Accrued expenses and other liabilities                                            86.1         71.7
Liabilities related to separate accounts                                         581.2        669.3
                                                                            -----------------------
      Total liabilities                                                        6,067.7      6,199.9
                              SHAREHOLDER'S EQUITY
Common stock ($2  par value; 30,000,000 shares authorized,
    21,002,000 shares issued and outstanding)                                     42.0         42.0
Paid-in capital                                                                  922.7        922.7
Retained earnings                                                                113.4         86.4
Accumulated other comprehensive income                                            35.5         28.4
                                                                            -----------------------
      Total shareholder's equity                                               1,113.6      1,079.5
                                                                            -----------------------
      Total liabilities and shareholder's equity                            $  7,181.3    $ 7,279.4
                                                                            =======================

                 See Notes to Consolidated Financial Statements.

                       THE FRANKLIN LIFE INSURANCE COMPANY
                 CONSOLIDATED STATEMENT OF SHAREHOLDER'S EQUITY
                                  (In millions)

                                                                             FOR THE YEARS ENDED DECEMBER 31
                                                                        2001               2000               1999
                                                                 --------------------------------------------------------
Common stock, balance at beginning and end of year               $         42.0      $         42.0      $         42.0
                                                                 --------------------------------------------------------
Paid-in capital
    Balance at beginning of year                                          922.7               923.3               923.1
    Tax refund from American Brands                                         -                   -                   1.4
    Expenses paid by Franklin on behalf of AGC                              -                  (0.6)               (1.2)
                                                                 --------------------------------------------------------
    Balance at end of year                                                922.7               922.7               923.3
                                                                 --------------------------------------------------------

Retained earnings
    Balance at beginning of year                                           86.4                75.9                38.0
    Net income                                                            109.0               135.5               150.9
    Dividends paid to parent                                              (82.0)             (125.0)             (113.0)
                                                                 --------------------------------------------------------
    Balance at end of year                                                113.4                86.4                75.9
                                                                 --------------------------------------------------------

Accumulated other comprehensive income
       Balance at beginning of year                                        28.4                31.5               157.9
       Change in net unrealized gains (losses) on securities                7.1                (3.1)             (126.4)
                                                                 --------------------------------------------------------
       Balance at end of year                                              35.5                28.4                31.5
                                                                 --------------------------------------------------------
Total shareholder's equity at end of year                        $      1,113.6      $      1,079.5      $      1,072.7
                                                                 ========================================================


                 CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
                                  (In millions)

                                                                             FOR THE YEARS ENDED DECEMBER 31
                                                                        2001                2000               1999
                                                                 --------------------------------------------------------
Net income                                                       $        109.0      $        135.5      $        150.9
Other comprehensive income (loss)
  Gross change in unrealized gains (losses) on securities
     (pretax: $(17.6), $(14.3), $(190.5))                                 (11.4)               (9.3)             (123.7)
  Less: gains (losses) realized in net income
     (pretax: $(28.5), $(9.5), $4.1)                                      (18.5)               (6.2)                2.7
                                                                 --------------------------------------------------------
     Change in net unrealized gains (losses) on
       securities (pretax: $10.9, $(4.8), $(194.6))                         7.1                (3.1)             (126.4)
                                                                 --------------------------------------------------------
Comprehensive income                                             $        116.1      $        132.4      $         24.5
                                                                 ========================================================

                 See Notes to Consolidated Financial Statements.

                       THE FRANKLIN LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS
                                  (In millions)

                                                                                  FOR THE YEARS ENDED DECEMBER 31
                                                                              2001              2000              1999
                                                                       -------------------------------------------------------
Operating activities
   Net income                                                          $       109.0     $       135.5      $       150.9
   Reconciling adjustments
     Insurance and annuity liabilities                                         (12.9)             (6.9)             (34.5)
     Investment losses (gains)                                                  35.6              10.0               (2.6)
     Investment write-downs and change in reserves                               -                (0.1)              (0.4)
     Deferred policy acquisition costs                                          (5.7)            (21.0)             (23.0)
     Cost of insurance purchased                                                 9.7              15.2               47.3
     Interest credited, net of charges on investment
       contract deposits                                                        35.9              47.1               60.1
     Other, net                                                                (63.2)            (65.6)             (34.6)
                                                                       -------------------------------------------------------
       Net cash provided by operating activities                               108.4             114.2              163.2
                                                                       -------------------------------------------------------

Investing activities
   Investment purchases
     Available-for-sale                                                     (2,503.0)           (908.7)          (1,348.8)
     Other investments                                                         (80.6)           (114.3)            (124.5)
   Investment calls, maturities and sales
     Available-for-sale                                                      2,875.4           1,212.6            1,543.9
     Other investments                                                          39.6              85.3               91.4
   Net decrease (increase) in short-term investments                           (64.5)            (13.5)              28.9
   Net additions to property and equipment                                      (5.0)             (6.6)              (8.7)
                                                                       -------------------------------------------------------
     Net cash provided by investing activities                                 261.9             254.8              182.2
                                                                       -------------------------------------------------------

Financing activities
   Policyholder account deposits                                               138.6             176.0              219.6
   Policyholder account withdrawals                                           (273.4)           (448.6)            (435.6)
   Tax refund from American Brands                                               -                 -                  1.4
   Expenses paid by Franklin on behalf of AGC                                    -                (0.6)              (1.2)
   Intercompany note receivable                                               (160.0)              -                  -
   Proceeds from intercompany borrowings                                        51.4               1.3               76.2
   Repayments of intercompany borrowings                                       (51.4)             (1.3)             (76.2)
   Dividend payments                                                           (82.0)           (125.0)            (113.0)
                                                                       -------------------------------------------------------
     Net cash used for financing activities                                   (376.8)           (398.2)            (328.8)
                                                                       -------------------------------------------------------
     Net increase (decrease) in cash                                            (6.5)            (29.2)              16.6
Cash at beginning of year                                                       14.0              43.2               26.6
                                                                       -------------------------------------------------------
Cash at end of year                                                    $         7.5     $        14.0      $        43.2
                                                                       =======================================================

                 See Notes to Consolidated Financial Statements.

                       THE FRANKLIN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   Significant Accounting Policies

1.1  Nature of Operations

     The Franklin Life Insurance Company (Franklin) and its subsidiaries, headquartered and domiciled in Springfield, Illinois, provide life insurance and annuity products to middle-income customers in all states (except New York) and in the District of Columbia, Puerto Rico and U.S. Virgin Islands. Franklin serves this customer base through 2,570 agents.

1.2  Preparation of Financial Statements

     The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (GAAP) and include the accounts of Franklin, and its subsidiaries, The American Franklin Life Insurance Company (AMFLIC) and Franklin Financial Services Corporation (FFSC), a broker dealer. All material intercompany transactions have been eliminated in consolidation.

     Franklin is an indirect, wholly-owned subsidiary of American General Corporation (American General). While Franklin was neither purchased nor merged with another entity during the year ended December 31, 2001, on August 29, 2001, American General was acquired by American International Group, Inc. (AIG), a Delaware corporation, and was accounted for as a pooling. In connection with the acquisition, AIG issued approximately 290 million shares of its common stock in exchange for all of the outstanding common stock of American General based on an exchange ratio of 0.5790 of a share of AIG common stock for each share of American General common stock. In conjunction with the acquisition, Franklin incurred restructure costs totaling $26.1 million covering primarily software, severance costs, and other employee and agent benefits.

     Management must make estimates and assumptions that affect amounts reported in the financial statements and in disclosures of contingent assets and liabilities. Ultimate results could differ from these estimates.

1.3  Investments

     Fixed Maturity and Equity Securities. All fixed maturity and equity securities held at December 31, 2001 and 2000 were classified as available-for-sale and reported at fair value. We adjust related balance sheet accounts as if unrealized gains (losses) had been realized, and record the net adjustment in accumulated other comprehensive income (loss) in shareholder's equity. If the fair value of a security classified as available-for-sale declines below its cost and we consider the decline to be other than temporary, we reduce the security's amortized cost to its fair value and recognize a realized loss.

     At various times, we hold trading securities and report them at fair value. We held no trading securities at December 31, 2001 or 2000. Realized and unrealized gains (losses) related to trading securities are included in net investment income; however, trading securities did not have a material effect on net investment income in 2001, 2000 or 1999.

     Limited partnership investments, reported in other long term investments, are accounted for under the equity method of accounting. For those limited partnerships that report changes in the fair value of underlying equity investments in earnings, we record our proportionate interest in investment gains (losses).

     Mortgage Loans. Mortgage loans are reported at amortized cost, net of an allowance for losses. The allowance covers estimated losses based on our assessment of risk factors such as potential non-payment or non-monetary default. The allowance is primarily based on a loan-specific review.

     We consider loans to be impaired when collection of all amounts due under the contractual terms is not probable. Franklin generally looks to the underlying collateral for repayment of these loans. Therefore, impaired loans are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell.

     Policy Loans. Policy loans are reported at unpaid principal balance.

                       THE FRANKLIN LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1.3  Investments (continued)

     Short-term Investments. Short-term investments include investments with maturities of less than one year at the date of acquisition and are carried at amortized cost, which approximates fair value.

     Investment Real Estate. We classify investment real estate as held for investment or available for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. Real estate available for sale is carried at the lower of cost (less accumulated depreciation, if applicable) or fair value less cost to sell.

     Dollar Roll Agreements. Dollar rolls are agreements to sell mortgage-backed securities and to repurchase substantially the same securities at a specified price and date in the future. We account for dollar rolls as short-term collateralized financings and include the repurchase obligation in other liabilities. There were no dollar rolls outstanding at December 31, 2001 or 2000.

     Investment Income. Interest on fixed maturity securities, policy loans and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount as appropriate. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

     We recognize income on mortgage-backed securities using a constant effective yield based on estimated prepayments of the underlying mortgages. If actual prepayments differ from estimated prepayments, we calculate a new effective yield and adjust the net investment in the security accordingly. The adjustment is recognized in net investment income.

     Realized Investment Gains (Losses). We recognize realized investment gains (losses) using the specific identification method.

     Derivatives. On January 1, 2001, Franklin adopted Statement of Financial Accounting Standards (SFAS) 133, "Accounting for Derivative Instruments and Hedging Activities," as amended, which requires all derivative instruments to be recognized at fair value in the balance sheet. The cumulative effect of adopting this change in accounting principle was $0.3 million, net of tax. Subsequent changes in the fair value of a derivative instrument are reported in net income.

1.4  Separate Accounts

     Separate accounts are assets and liabilities associated with certain life and annuity contracts for which the investment risk lies predominantly with the contract holder. The liability for these accounts equals the value of the account assets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the consolidated statement of income. Assets held in separate accounts are primarily shares in mutual funds, which are carried at fair value, based on the quoted net asset value per share.

1.5  Deferred Policy Acquisition Costs (DPAC)

     Certain costs of writing an insurance policy, including commissions, underwriting, and marketing expenses, are deferred and reported as DPAC.

     DPAC associated with interest-sensitive life insurance contracts, insurance investment contracts, and participating life insurance contracts is charged to expense in relation to the estimated gross profits of those contracts. The interest assumption used to compute estimated gross profits with respect to participating life insurance contracts was 7.75% at December 31, 2001, 2000 and 1999, respectively. If our estimate of future gross profits changes significantly, we recalculate DPAC balances using the new assumptions. Any resulting adjustment is included in current earnings as an adjustment to DPAC amortization. DPAC associated with all other insurance contracts is charged to expense over the premium-paying period or as the premiums are earned over the life of the contract. Interest is accreted on the unamortized balance of DPAC at rates used to compute policyholder reserves.

                       THE FRANKLIN LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1.5  Deferred Policy Acquisition Costs (DPAC) (continued)

     DPAC is adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment is included in accumulated other comprehensive income within shareholder's equity.

     We review the carrying amount of DPAC on at least an annual basis. We consider estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

1.6  Cost of Insurance Purchased (CIP)

     The cost assigned to certain insurance contracts in force at January 31, 1995, the date of American General's acquisition of Franklin, is reported as CIP. Interest is accreted on the unamortized balance of CIP at rates of 6.19% to 8.25%. CIP is charged to expense, including adjustments for revised assumptions, and adjusted for the impact of net unrealized gains (losses) on securities in the same manner as DPAC. We review the carrying amount of CIP on at least an annual basis using the same methods used to evaluate DPAC.

1.7  Insurance and Annuity Liabilities

     Substantially all of Franklin's insurance and annuity liabilities relate to long-duration contracts. Franklin normally cannot change or cancel these contracts.

     For interest-sensitive life and insurance investment contracts, reserves equal the sum of the policy account balance and deferred revenue charges. Reserves for non-participating long-duration life insurance contracts are calculated using the net level premium method based on estimates of the cost of future policy benefits to be paid as a result of present and future claims due to death, disability, surrender of a policy, or payment of an endowment. Interest assumptions used to compute reserves for non-participating long-duration contracts ranged from 6.70% to 7.45% at December 31, 2001.

     Reserves for participating long-duration life insurance contracts are based on our estimates of the cost of future policy benefits, using the net level premium method and the nonforfeiture interest rate and mortality table of the applicable insurance contracts.

1.8  Premium Recognition

     Most receipts for annuities and interest-sensitive life insurance contracts are classified as deposits instead of revenues. Revenues for these contracts include mortality, expense, and surrender charges. Policy charges that compensate Franklin for future services are deferred and recognized over the period earned, using the same assumptions used to amortize DPAC.

     For limited-payment contracts, net premiums are recorded as revenue, and the difference between the gross premium received and the net premium is deferred and recognized in a constant relationship to insurance in force. For all other long-duration contracts, premiums are recognized when due.

1.9  Participating Life Insurance

     Participating life insurance contracts contain dividend payment provisions that entitle the policyholders to participate in the earnings of the contracts. Participating life insurance accounted for 33% and 40% of life insurance in force at December 31, 2001 and 2000, respectively, and 75%, 76%, and 77% of premiums and other considerations for the years ended December 31, 2001, 2000, and 1999, respectively. The portion of earnings allocated to participating policyholders is excluded from net income and shareholder's equity.

     We determine annual dividends to be paid on participating life insurance contracts based on estimates of the contracts' earnings. Policyholder dividends were $71.2 million, $80.0 million, and $82.9 million in 2001, 2000, and 1999 respectively.

                       THE FRANKLIN LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1.10 Reinsurance

     Franklin limits its exposure to loss on any individual life to no more than $2.1 million by ceding additional risks through reinsurance contracts with other insurers. If a reinsurer is not able to meet its obligations, Franklin remains liable.

     Franklin records a receivable for the portion of benefits paid and insurance liabilities that have been reinsured. The cost of reinsurance is recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

1.11 Income Taxes

     Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, using the enacted tax rates expected to be in effect when the temporary differences reverse. State income taxes are included in income tax expense.

1.12 Reclassification

     Certain prior year amounts have been reclassified to conform to the 2001 presentation.

2.   Investments

2.1  Fixed Maturity and Equity Securities

     Valuation. Cost or amortized cost and fair value of fixed maturity and equity securities at December 31 were as follows:

                                                                                     2001
                                                      ---------------------------------------------------------------------
                                                          Cost or            Gross            Gross
                                                         Amortized        Unrealized        Unrealized          Fair
         In millions                                        Cost             Gains            Losses           Value
         ------------------------------------------------------------------------------------------------------------------
         Fixed maturity securities
             Corporate bonds
               Investment  grade                       $     2,337.0    $        130.0    $        17.2     $     2,449.8
               Below investment grade                          406.5               7.2             33.2             380.5
             Mortgage-backed                                   981.7              46.9              5.1           1,023.5
             Public utilities                                  535.5              36.7              5.3             566.9
             U.S. government                                    74.0               6.3              0.3              80.0
             Foreign governments                                37.4               3.4              0.3              40.5
             States/political subdivisions                       2.6               0.2              -                 2.8
                                                      ---------------------------------------------------------------------
                 Total fixed maturity securities       $     4,374.7    $        230.7    $        61.4     $     4,544.0
                                                      =====================================================================
         Equity securities                             $         0.7    $          -      $         0.6     $         0.1
                                                      =====================================================================

                                                                                     2000
                                                      --------------------------------------------------------------------
                                                          Cost or            Gross             Gross
                                                         Amortized        Unrealized        Unrealized          Fair
         In millions                                        Cost             Gains            Losses           Value
         -----------------------------------------------------------------------------------------------------------------
         Fixed maturity securities
             Corporate bonds
                Investment grade                      $     2,683.0     $        107.6   $        41.2     $     2,749.4
                Below investment grade                        339.9                2.4            44.1             298.2
             Mortgage-backed                                  936.2               45.6             0.6             981.2
             Public utilities                                 565.6               42.9             2.6             605.9
             U.S. government                                   89.7                7.9             -                97.6
             Foreign governments                               41.0                2.8             1.3              42.5
             States/political subdivisions                      4.1                0.2             -                 4.3
             Redeemable preferred stocks                        1.0                -               0.1               0.9
                                                      --------------------------------------------------------------------
                 Total fixed maturity securities      $     4,660.5     $        209.4   $        89.9     $     4,780.0
                                                      ====================================================================
         Equity securities                            $         0.6     $          0.2   $         0.2     $         0.6
                                                      ====================================================================

                       THE FRANKLIN LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2.1  Fixed Maturity and Equity Securities (continued)

     Maturities. The contractual maturities of fixed maturity securities at December 31, 2001 were as follows:

                                                                                 Cost or
                                                                                Amortized               Fair
         In millions                                                               Cost                 Value
         ----------------------------------------------------------------------------------------------------------
         Fixed maturity securities, excluding mortgage-backed
         securities, due
              In one year or less                                           $        186.1       $        190.7
              In years two through five                                              936.6                984.2
              In years six through ten                                             1,248.2              1,269.2
              After ten years                                                      1,022.1              1,076.4
         Mortgage-backed securities                                                  981.7              1,023.5
                                                                          -----------------------------------------
              Total fixed maturity securities                               $      4,374.7       $      4,544.0
                                                                          =========================================

     Actual maturities may differ from contractual maturities since borrowers may have the right to call or prepay obligations. Franklin may sell investments before maturity to achieve corporate requirements and investment strategies.

     Net Unrealized Gains (Losses). Net unrealized gains (losses) on fixed maturity and equity securities included in accumulated other comprehensive income (loss) at December 31 were as follows:

         In millions                                                   2001                       2000
         ---------------------------------------------------------------------------------------------------
         Gross unrealized gains                             $             230.7         $            209.6
         Gross unrealized losses                                          (62.0)                     (90.1)
         DAC and CIP fair value adjustments                              (112.9)                     (75.2)
         Deferred federal income taxes                                    (18.9)                     (15.3)
         Other, net                                                        (1.4)                      (0.6)
                                                            ------------------------------------------------
         Net unrealized gains on securities                 $              35.5         $             28.4
                                                            ================================================

2.2  Mortgage Loans on Real Estate

     Diversification. Diversification of the geographic location and type of property collateralizing mortgage loans reduces the concentration of credit risk. For new loans, Franklin generally requires loan-to-value ratios of 75% or less, based on our credit assessment of the borrower. At December 31, the mortgage loan portfolio was distributed as follows:

          In millions                                           2001                      2000
          ------------------------------------------------------------------------------------------------
          Geographic distribution
               Atlantic                                $          160.4        $          177.5
               Central                                            204.5                   205.8
               Pacific and Mountain                                72.3                    91.1
               Allowance for losses                                (3.1)                   (3.1)
                                                       ---------------------------------------------------
                  Total                                $          434.1        $          471.3
                                                       ===================================================
          Property type
               Retail                                  $          250.6        $          265.4
               Office                                              98.4                   108.5
               Industrial                                          30.3                    40.1
               Other                                               57.9                    60.4
               Allowance for losses                                (3.1)                   (3.1)
                                                       ---------------------------------------------------
                  Total                                $          434.1        $          471.3
                                                       ===================================================

                       THE FRANKLIN LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2.2  Mortgage Loans on Real Estate (continued)

     Allowance. Activity in the allowance for mortgage loan losses was as follows:

         In millions                                       2001                 2000                1999
         --------------------------------------------------------------------------------------------------------
         Balance at January 1                         $        3.1       $        3.2         $         3.7
         Net change in allowance *                             -                 (0.1)                 (0.5)
                                                    -------------------------------------------------------------
         Balance at December 31                       $        3.1       $        3.1         $         3.2
                                                    =============================================================

     * Charged to realized investment gains (losses).

     Impaired Loans. Impaired mortgage loans were $3.3, zero, and $1.3 million at December 31, 2001, 2000, and 1999, respectively. Interest income related to impaired loans was $0.4 in 2001 and zero in 2000 and 1999.

2.3  Investment Income

     Income investment was as follows:

         In millions                                     2001                 2000                 1999
         -------------------------------------------------------------------------------------------------------
         Fixed maturity securities               $         389.0      $         393.7      $          427.1
         Mortgage loans on real estate                      40.2                 43.2                  47.8
         Policy loans                                       21.9                 21.1                  19.8
         Other                                               2.9                 22.5                   9.3
                                                 ---------------------------------------------------------------
              Gross investment income                      454.0                480.5                 504.0
         Investment expense                                  6.8                  5.9                   7.6
                                                 ---------------------------------------------------------------
              Net investment income              $         447.2      $         474.6       $         496.4
                                                 ==============================================================

     The carrying amount of investments that produced no investment income during 2001 totaled $80.4 million, or less than 1.5% of total invested assets. The ultimate disposition of these investments is not expected to have a material effect on our results of operations and financial position.

     Derivative financial instruments related to investment securities did not have a material effect on net investment income in 2001, 2000, or 1999.

2.4  Realized Investment Gains (Losses)

     Realized investment gains (losses), net of DPAC and CIP amortization, were as follows:

         In millions                                               2001               2000               1999
         ------------------------------------------------------------------------------------------------------------
         Fixed maturity securities
             Gross gains                                    $          34.4      $          6.4     $         28.4
             Gross losses                                             (57.7)              (35.9)             (19.8)
                                                            --------------------------------------------------------
                Total fixed maturity securities                       (23.3)              (29.5)               8.6
                                                            --------------------------------------------------------
         Equity securities
             Gross losses                                               -                  (0.3)              (0.2)
         Mortgage loans on real estate                                 (0.1)                0.3               (0.3)
         Real estate                                                   (0.4)               (1.6)              (0.1)
         Other long-term investments                                   (1.1)               (0.3)               0.5
         Fair value adjustments in equity partnerships                 (3.3)                3.6                -
          DPAC/CIP amortization and investment
            expense                                                    (7.6)               17.9               (5.5)
                                                            --------------------------------------------------------
                Investment gains (losses)                   $         (35.8)     $         (9.9)    $          3.0
                                                            ========================================================

                       THE FRANKLIN LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2.4  Realized Investment Gains (Losses) (continued)

     Voluntary sales of investments resulted in the following realized gains (losses):

                                                                                                Realized
                                                                                   ------------------------------------
         In millions                           Category               Proceeds          Gains            Losses
         --------------------------------------------------------------------------------------------------------------
                     2001             Available-for-sale          $     2,123.2    $      27.5     $      (16.1)
         ==============================================================================================================
                     2000             Available-for-sale          $       836.3    $       6.4     $      (28.8)
         ==============================================================================================================
                     1999             Available-for-sale          $     1,029.4    $      28.4     $      (17.9)
         ==============================================================================================================

2.5  Investments on Deposit

     At December 31, 2001 and 2000, bonds and other investments with a carrying value of $19.0 million and $18.3 million, respectively, were on deposit with regulatory authorities to comply with state insurance laws.

2.6  Investment Commitments and Restrictions

     Franklin is committed to make $22.2 million of additional cash infusions to its limited partnership investments under the terms of the partnership agreements.

     Franklin is restricted by the insurance laws of its domiciliary state as to the amount which it can invest in any entity. At December 31, 2001 and 2000, Franklin's largest investment in any one entity other than U.S. government obligations and related party amounts was $52.5 million and $53.3 million, respectively.

3.   Deferred Policy Acquisition Costs (DPAC)

     Activity in DPAC was as follows:

         In millions                                                 2001                 2000                  1999
         ---------------------------------------------------------------------------------------------------------------------
         Balance at January 1                                 $        186.8      $         220.7       $        143.0
         Deferrals                                                      29.8                 43.9                 46.7
         Accretion of interest                                          14.5                 14.2                 11.3
         Amortization                                                  (38.6)               (37.1)               (35.0)
         Effect of unrealized (gains) losses on securities
                                                                        (8.8)               (59.0)                55.5
         Effect of realized investment losses (gains)                   (1.5)                 4.1                 (0.8)
                                                             -----------------------------------------------------------------
         Balance at December 31                               $        182.2      $         186.8       $        220.7
                                                             =================================================================

4.   Cost of Insurance Purchased (CIP)

     Activity in CIP was as follows:

         In millions                                                 2001                  2000                1999
         ------------------------------------------------------------------------------------------------------------------
         Balance at January 1                                $        345.7        $       400.7         $       228.5
         Accretion of interest                                         28.4                 36.3                  38.4
         Additions                                                      6.8                  8.4                  10.5
         Amortization                                                 (44.9)               (59.9)                (96.2)
         Effect of unrealized (gains) losses on securities            (28.9)               (54.8)                224.6
         Effect of realized investment losses (gains)                  (5.1)                15.0                  (3.4)
         Other changes                                                  -                    -                    (1.7)
                                                             --------------------------------------------------------------
         Balance at December 31                              $        302.0        $       345.7         $       400.7
                                                             ==============================================================

     CIP amortization, net of interest accretion and additions, expected to be recorded in each of the next five years is $16.2 million, $17.9 million, $16.8 million, $15.4 million and $15.1 million.

                       THE FRANKLIN LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

5.   Income Taxes

     For the period from January 1, 2001 to August 29, 2001, Franklin will file a life/life consolidated federal income tax return with AMFLIC. The method of allocation of tax expense among the companies is subject to a written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses and tax credits. Consolidated alternative minimum tax, excise tax or surtax, if any, is allocated separately. The tax liability of each subsidiary under this agreement shall not exceed the amount such subsidiary would have paid if it had filed on a separate return basis. Intercompany tax balances are to be settled no later than thirty (30) days after the date of filing the consolidated return.

     As previously stated, American General was acquired by AIG on August 29, 2001. For the period August 30, 2001 to December 31, 2001, Franklin will join in the filing of a consolidated federal income tax return with its upstream parent, AGC Life Insurance Company (AGC Life) and its life insurance company subsidiaries. Franklin has a written agreement with AGC Life setting forth the manner in which the total consolidated federal income tax is allocated to each entity that joins in the consolidation. Under this agreement, AGC Life agrees not to charge Franklin a greater portion of the consolidated tax liability than would have been paid by Franklin had it filed a separate federal income tax return. In addition, AGC Life agrees to reimburse Franklin for the tax benefits from net losses, if any, within the ninety days after the filing of the consolidated federal income tax return for the year in which the losses are used.

     A reconciliation between the Federal income tax rate and the effective tax rate follows:

                                                            2001              2000             1999
                                                      -----------------------------------------------------
         Federal income tax rate                               35.0 %            35.0 %           35.0 %
         Tax-exempt investment income                          (0.5)             (0.7)            (0.7)
         State taxes, net                                       1.0               0.6              0.4
         Tax credits                                           (2.9)              -                -
         Other                                                 (1.0)             (0.4)            (0.4)
                                                      -----------------------------------------------------
         Effective tax rate                                    31.6 %            34.5 %           34.3 %
                                                      =====================================================

5.1  Deferred Tax Liabilities

     Components of deferred tax liabilities and assets, included in income tax liabilities on the balance sheet, at December 31 were as follows:

         In millions                                                    2001                  2000
         ---------------------------------------------------------------------------------------------------
         Deferred tax liabilities, applicable to:
               DPAC and CIP                                     $          116.8       $         131.9
               Basis differential of investments                            50.8                  29.3
               Other                                                        14.6                  16.8
                                                                --------------------------------------------
                  Total deferred tax liabilities                           182.2                 178.0
                                                                --------------------------------------------

         Deferred tax assets, applicable to:
               Policy reserves                                            (119.0)               (116.3)
               Participating policyholders' interests                      (57.3)                (62.6)
               Postretirement benefits                                      (2.3)                 (2.6)
               Basis differential of investments                            (3.0)                 (1.4)
               Litigation settlement costs                                  (0.7)                 (1.0)
               Other                                                       (18.8)                (11.4)
                                                                --------------------------------------------
                  Total deferred tax assets                               (201.1)               (195.3)
                                                                --------------------------------------------
         Net deferred tax asset                                 $          (18.9)      $         (17.3)
                                                                ============================================

         Franklin expects adequate future taxable income to realize the deferred tax assets. Accordingly, no valuation allowance is considered necessary.

                       THE FRANKLIN LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

5.1  Deferred Tax Liabilities (continued)

     A portion of life insurance income earned prior to 1984 is not taxable unless it exceeds certain statutory limitations or is distributed as dividends. Such income, accumulated in policyholders' surplus accounts, totaled $200 million at December 31, 2001. At current corporate income tax rates, the associated tax is approximately $70 million. We have not recorded these deferred income taxes because we do not expect to make any distributions.

5.2  Taxes Paid

     Income taxes paid were as follows:

         In millions                                       2001                 2000                1999
         --------------------------------------------------------------------------------------------------------
         Federal                                      $       72.0       $       56.3         $        24.3
          State                                                1.9                1.4                   1.7

6.   Benefit Plans

6.1  Pension Plans

     Most Franklin employees are covered by American General's non-contributory defined benefit pension plan. Pension benefits are based on the participant's compensation and length of credited service.

     At December 31, 2001, the plans' assets were invested as follows: (1) 63% in equity mutual funds managed outside the American General group; (2) 30% in fixed income mutual funds managed by one of American General's subsidiaries; and (3) 7% in American General common stock. The benefit plans have purchased annuity contracts from various American General subsidiaries to provide approximately $56.2 million of future annual benefits to certain American General retirees.

     American General's funding policy is to contribute annually no more than the maximum amount deductible for Federal income tax purposes. Franklin's portion of the funded status of the plans and the prepaid pension expense included in other assets at December 31 were as follows:

         In millions                                               2001                 2000                1999
         ---------------------------------------------------------------------------------------------------------------
         Projected benefit obligation (PBO)                $           19.5     $          18.0      $          34.7
         Plan assets at fair value                                     15.5                24.2                 56.2
                                                           -------------------------------------------------------------
             Funded status (underfunded)                               (4.0)                6.2                 21.5
         Other unrecognized items, net                                 17.4                 9.9                 (6.2)
                                                           -------------------------------------------------------------
             Prepaid pension expense                       $           13.4     $          16.1      $          15.3
                                                           =============================================================

     2000 and subsequent amounts were affected by the transfer of certain Franklin employees to the American General Shared Services Company.

     The components of pension expense and underlying assumptions were as follows:

         In millions                                                   2001            2000            1999
         --------------------------------------------------------------------------------------------------------
         Service cost (benefits earned)                           $       0.1     $      0.2      $    1.0
         Interest cost                                                    1.3            1.4           2.6
         Expected return on plan assets                                  (1.9)          (2.5)         (5.0)
         Recognized net actuarial loss                                    0.3            -              -
                                                                  -----------------------------------------------
             Pension income                                       $      (0.2)    $     (0.9)     $   (1.4)
                                                                  ===============================================
         Discount rate on benefit obligation                             7.25%          8.00%         7.75%
         Rate of increase in compensation levels                         4.25%          4.50%         4.25%
         Expected long-term rate of return on plan assets               10.35%         10.35%        10.35%

                       THE FRANKLIN LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

6.2  Postretirement Benefits Other Than Pensions

     Under the American General Voluntary Employee Benefit Account Plan (VEBA), Franklin has life, medical, supplemental major medical, and dental benefits for certain retired employees and agents. Most plans are contributory, with retiree contributions adjusted annually to limit employer contributions to predetermined amounts. Franklin reserves the right to change or eliminate these benefits at any time.

     The American General life plans are insured through December 31, 2002. The majority of the American General retiree medical and dental plans are unfunded and self-insured. Franklin's portion of the accrued liability for postretirement benefits was $5.3 million and $6.6 million at December 31, 2001 and 2000, respectively. These liabilities were discounted at the same rates used for the pension plans. Franklin's portion of the postretirement benefit expense was $0.6 million, $0.7 million, and $0.7 million for the years ended December 31, 2001, 2000, and 1999, respectively.

     For measurement purposes, a 10.0% annual rate of increase in the per capita cost of covered medical benefits was assumed for 2001. The rate was assumed to remain unchanged through 2003 and then decrease to 7.5% for 2004 and 5.0% thereafter.

7.   Fair Value of Financial Instruments

     Carrying amounts and fair values for certain of Franklin's financial instruments at December 31 are presented below. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all of Franklin's assets and liabilities, including the values of underlying customer relationships and distribution systems, and (2) the reporting of investments at fair value without a corresponding revaluation of related policyholder liabilities can be misinterpreted.

                                                                 2001                                 2000
                                                --------------------------------------------------------------------------
                                                     Carrying            Fair             Carrying             Fair
     In millions                                      Amount            Value              Amount             Value
     ---------------------------------------------------------------------------------------------------------------------
     Assets
          Fixed maturity securities               $     4,544.0     $    4,544.0     $     4,780.0       $    4,780.0
         Mortgage loans on real estate                    434.1            460.8             471.3              489.1
         Equity securities                                  0.1              0.1              83.2               83.2
         Policy loans                                     348.4            348.4             351.7              351.7
         Short-term investments                           123.7            123.7              59.2               59.2
         Assets held in separate accounts                 581.2            581.2             669.3              669.3
     Liabilities
         Insurance investment contracts                 1,256.6          1,240.1           1,342.7            1,313.5
         Dividend accumulations                           825.0            825.0             817.0              817.0
         Liabilities related to separate
           accounts                                       581.2            581.2             669.3              669.3

     We used the following methods and assumptions to estimate the fair value of financial instruments.

     Fixed Maturity and Equity Securities. Fair values of fixed maturity and equity securities were based on quoted market prices, where available. For investments not actively traded, we estimated the fair values using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of the investments.

     Mortgage Loans on Real Estate. We estimated the fair value of mortgage loans primarily using discounted cash flows, based on contractual maturities and risk-adjusted discount rates.

     Policy Loans. Policy loans have no stated maturity dates and are an integral part of the related insurance contract. Accordingly, it is not practicable to estimate a fair value. The weighted average interest rate on policy loans was 6.2% in 2001 and 6.3% in 2000.

                       THE FRANKLIN LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

7.   Fair Value of Financial Instruments (continued)

     Assets and Liabilities Related to Separate Accounts. We valued separate account assets and liabilities based on quoted net asset value per share of the underlying mutual funds.

     Insurance Investment Contracts. We estimated the fair value of insurance investment contracts using cash flows discounted at market interest rates.

     Dividend Accumulations. Fair value disclosed for dividend accumulations equals the amount of dividends payable on demand at the reporting date.

8.   Reinsurance

     Reinsurance premiums included in premiums and other considerations were as follows:

     In millions                                                   2001                    2000                    1999
     ---------------------------------------------------------------------------------------------------------------------------
     Direct premiums and other considerations            $        277.9          $        298.2          $        325.7
     Reinsurance assumed                                           12.2                    16.2                    12.5
     Reinsurance ceded                                            (26.7)                  (25.4)                  (34.0)
                                                         -----------------------------------------------------------------------
           Premiums and other considerations             $        263.4          $        289.0          $        304.2
                                                         =======================================================================

     Reinsurance recoveries on ceded reinsurance contracts were $20.1 million, $28.4 million, and $18.9 million for the years ended December 31, 2001, 2000 and 1999, respectively. The amount of reinsurance receivable (payable) on paid and unpaid losses was ($0.3) million and $4.9 million at December 31, 2001 and 2000, respectively.

9.   Statutory Accounting

     Franklin prepared its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Illinois. Effective January 1, 2001, the State of Illinois required that insurance companies domiciled in the State of Illinois prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual subject to any deviations prescribed or permitted by the State of Illinois insurance commissioner. The use of such permitted practices did not have a material effect on Franklin's statutory equity at December 31, 2001.

     Accounting changed adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual were reported in the statutory financial statement as changes in accounting principles. The cumulative effect of changes in accounting principles was reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, Franklin and its insurance subsidiary reported a change of accounting principle, as an adjustment that increased statutory unassigned surplus, of $43.1 million as of January 1, 2001. This net amount included an increase in deferred tax assets of $197.0 million offset by a related increase in nonadmitted assets of $153.9 million.

     At December 31, 2001 and 2000, Franklin had statutory shareholder's equity of $477.7 million and $426.6 million, respectively. Statutory net income was $62.7 million, $128.2 million, and $173.6 million for the years ended December 31, 2001, 2000, and 1999, respectively. At December 31, 2001 and 2000, Franklin's insurance subsidiary's statutory shareholder's equity was reported as $49.2 million and $43.1 million, respectively. The insurance subsidiary's statutory net loss was $1.3 million, $6.0 million, and $2.9 million for the years ended December 31, 2001, 2000, and 1999, respectively.

                       THE FRANKLIN LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

9.   Statutory Accounting (continued)

     Generally, Franklin is restricted by the insurance laws of its domiciliary state as to amounts it may pay in the form of dividends, loans, or advances without the approval of the Illinois Insurance Department. Under these restrictions, during 2002, loans or advances in excess of $26.3 million and dividends in any twelve-month period aggregating in excess of $62.7 million will require the approval of the Illinois Insurance Department.

10.  Consolidated Statement of Cash Flows

     In addition to the cash activities shown in the consolidated statement of cash flows, the following transactions, occurred:

     In millions                                                2001                2000                 1999
     -----------------------------------------------------------------------------------------------------------------
     Interest added to annuity and other
       financial products                                $        123.3      $         139.0      $        149.7
                                                         ============================================================

11.  Related Party Transactions

     Franklin participates in a short-term intercompany grid borrowing agreement with American General and AIG to maintain its long-term commitments. Franklin borrowed $51.4 million and $1.3 million, and repaid $51.4 million and $1.3 million in 2001 and 2000, respectively. Interest charges on the average borrowings each quarter are based upon the prior month's H.15 30 day average commercial paper rate.

     Franklin holds a 6.75% promissory note for $116 million from AGC Life Insurance Company that will mature in 2005. During 2001, Franklin acquired two 2.64% notes from American General totaling $160 million maturing in 2006. Franklin also holds $8.5 million of 8% non-voting preferred stock of American General Life Insurance Company.

     Franklin has entered into indefinite contracts with affiliates. American General Investment Management performs all investment management services. American General Shared Services Company and American General Enterprise Services provide legal, human resource, and various other administrative services. Total expenses under all service agreements were $75.4 million, $73.3 million and $65.7 million for the years ended December 31, 2001, 2000 and 1999, respectively.

12.  Litigation

     Franklin is party to various lawsuits and proceedings arising in the ordinary course of business. These lawsuits and proceedings include certain class action claims and claims filed by individuals who excluded themselves from settlement of class action lawsuits relating to life insurance pricing and sales practices. In addition, many of these proceedings are pending in jurisdictions that permit damage awards disproportionate to the actual economic damages alleged to have been incurred. Based upon information presently available, we believe that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on Franklin's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgement in any given suit.

13.  Guaranty Fund Assessments

     Information about state guaranty fund assessments was as follows:

     In millions                                         2001                    2000                   1999
     ----------------------------------------------------------------------------------------------------------------
     Expense, included in operating costs
        and expenses                            $  0.4                  $  0.8                   $  0.5
     Liability for anticipated assessments         0.6                     0.7                      1.0
     Receivable for expected recoveries
        against future premium taxes               0.9*                    1.6*                     2.7*

     * Changes in state laws could decrease the amount recoverable against future premium taxes.

                       THE FRANKLIN LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

14.  SUBSEQUENT EVENT

     Effective December 31, 2002 Franklin will merge with American General Life Insurance Company, another indirect, wholly-owned subsidiary of American General.

                                     PART C
                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)  Financial Statements:

     The following financial statements have been included in Part B of the registration statement: the audited financial statements of American General Life Insurance Company Separate Account D for the year ended December 31, 2002; the audited consolidated financial statements for American General Life Insurance Company for the year ended December 31, 2002 and for the year ended December 31, 2001; the audited statutory-basis financial statements of All American Life Insurance Company for the year ended December 31, 2001; the audited financial statements of The American Franklin Life Insurance Company for the year ended December 31, 2001; and the audited financial statements of The Franklin Life Insurance Company for the year ended December 31, 2001.

(b)  Exhibits:

     (1)(a) American General Life Insurance Company of Delaware Board of Directors resolution authorizing the establishment of Separate Account D. (1)

     (2)                 None.

     (3)(a)(i) Form of Distribution Agreement between American General Life Insurance Company and American General Distributors, Inc. (9)

     (3)(a)(ii) Form of Distribution Agreement between American General Life Insurance Company and American General Equity Services Corporation. (3)

     (3)(b)(i)(A)        Form of Fund Participation Agreement between American
                         General Life Insurance Company and American General
                         Series Portfolio Company. (7)

     (3)(b)(i)(B)        Participation Agreement by and among American General
                         Life Insurance Company, American General Securities
                         Incorporated and American General Series Portfolio
                         Company. (10)

     (3)(b)(i)(C)        Amendment One to Participation Agreement by and between
                         The Variable Annuity Life Insurance Company, American
                         General Series Portfolio Company, American General
                         Securities Incorporated and

                         American General Life Insurance Company dated as of July 21, 1998. (13)

     (3)(b)(i)(D)        Form of Amendment Two to Participation Agreement by and
                         between The Variable Annuity Life Insurance Company,
                         American General Series Portfolio Company, American
                         General Securities Incorporated and American General
                         Life Insurance Company. (14)

     (3)(b)(i)(E)        Form of Amendment Three to Participation Agreement by
                         and between The Variable Annuity Life Insurance
                         Company, American General Series Portfolio Company,
                         American General Securities Incorporated and American
                         General Life Insurance Company. (15)

     (3)(b)(i)(F)        Form of Amendment Four to Participation Agreement by
                         and between The Variable Annuity Life Insurance
                         Company, American General Series Portfolio Company,
                         American General Securities Incorporated and American
                         General Life Insurance Company. (Filed herewith)

     (3)(b)(ii)(A)       Form of Fund Participation Agreement between American
                         General Life Insurance Company and Hotchkis and Wiley
                         Variable Trust. (7)

     (3)(b)(ii)(B)(i)    Participation Agreement among American General Life
                         Insurance Company, American General Securities
                         Incorporated, Hotchkis and Wiley Variable Trust, and
                         Hotchkis and Wiley dated as of February 26, 1998. (12)

     (3)(b)(ii)(B)(ii)   Form of First Amendment to Participation Agreement
                         among American General Life Insurance Company, American
                         General Securities Incorporated, Hotchkis and Wiley
                         Variable Trust and Hotchkis and Wiley. (16)

     (3)(b)(iii)(A)      Form of Fund Participation Agreement between American
                         General Life Insurance Company and LEVCO Series Trust.
                         (7)

     (3)(b)(iii)(B)(i)   Participation Agreement among American General Life
                         Insurance Company, American General Securities
                         Incorporated, LEVCO Series Trust, and John A. Levin &
                         Co., Inc., dated as of February 26, 1998. (12)

     (3)(b)(iii)(B)(ii)  Form of First Amendment to Participation Agreement
                         among American General Life Insurance Company, American General Securities Incorporated, LEVCO Series Trust and John A. Levin & Co., Inc. (16)

     (3)(b)(iv)(A)       Form of fund Participation Agreement between American
                         General Life Insurance Company and Navellier Variable
                         Insurance Series Fund, Inc. (7)

     (3)(b)(iv)(B)(i)    Participation Agreement among American General Life
                         Insurance Company, American General Securities
                         Incorporated, Navellier Variable Insurance Series Fund, and Navellier & Associates, Inc. dated as of January
                         13, 1998. (12)

     (3)(b)(iv)(B)(ii)   Form of First Amendment to Participation Agreement
                         among American General Life Insurance Company, American
                         General Securities Incorporated, Navellier Variable
                         Insurance Series Fund, Inc. and Navellier & Associates,
                         Inc. (16)

     (3)(b)(v)(A)        Form of Fund Participation Agreement between American
                         General Life Insurance Company and OFFITBANK Variable
                         Insurance Fund, Inc. (7)

     (3)(b)(v)(B)(i)     Participation Agreement among American General Life
                         Insurance Company, American General Securities
                         Incorporated, The OFFITBANK Variable Insurance Fund,
                         Inc., OFFITBANK, and OFFIT Funds Distributor, Inc.
                         dated as of February 26, 1998. (12)

     (3)(b)(v)(B)(ii)    Form of First Amendment to Participation Agreement
                         among American General Life Insurance Company, American
                         General Securities Incorporated, The OFFITBANK Variable
                         Insurance Fund, Inc., OFFITBANK, and OFFIT Funds
                         Distributor, Inc. (16)

     (3)(b)(vi)(B)(i)    Participation Agreement among American General Life
                         Insurance Company, American General Securities
                         Incorporated, Royce Capital Fund, and Royce &
                         Associates, Inc. dated as of August 1, 1998. (12)

     (3)(b)(vi)(B)(ii)   Form of Second Amendment to Participation Agreement
                         among American General Life Insurance Company, American
                         General Securities Incorporated, Royce Capital Fund, and Royce & Associates, Inc. (16)

     (3)(b)(vii)(A)      Form of fund Participation Agreement between American
                         General Life Insurance Company and Wright Managed Blue
                         Chip Series Trust. (7)

     (3)(b)(vii)(B)(i)   Participation Agreement among American General Life
                         Insurance Company, American General Securities
                         Incorporated, Wright Managed Blue Chip Series Trust,
                         The Winthrop Corporation and Wright Investors' Service,
                         Inc. dated as of February 26, 1998. (12)

     (3)(b)(vii)(B)(ii)  Form of First Amendment to Participation Agreement
                         among American General Life Insurance Company, American General Securities Incorporated, Wright Managed Blue Chip Series Trust, The Winthrop Corporation and Wright Investors' Service, Inc. (16)

     (3)(b)(viii)        Form of Participation Agreement between American
                         General Life Insurance Company and Evergreen Variable
                         Annuity Trust. (3)

     (3)(c) Form of Agreement between American General Life Insurance Company and Dealer regarding exchange and allocation transaction requests. (4)

     (4)(a) Specimen form of Combination Fixed and Variable Deferred Annuity Select Reserve/SM/ Contract (Form No. 97505). (6)

     (4)(b)              Form of Qualified Contract Endorsement. (2)

     (4)(c)(i) Specimen form of Individual Retirement Annuity Disclosure Statement and additional specialized forms available under Contract Form No. 97505. (17)

     (4)(c)(ii)          Specimen form of Individual Retirement Annuity
                         Endorsement. (5)

     (4)(c)(iii)         Specimen form of IRA Instruction Form. (4)

     (5)(a)              Specimen form of Application for Contract Form No.
                         97505. (6)

     (5)(b)(i) Specimen form of Separate Account D Election of Annuity Payment Option/Change Form. (4)

     (5)(b)(ii) Specimen form of Absolute Assignment to Effect Section 1035(a) Exchange and Rollover of a Life Insurance Policy or Annuity Contract. (4)

     (5)(b)(iii)         Specimen form of Assignment and Transfer Request Form.
                         (17)

     (5)(c)(i)           Form of Transaction Request Form. (4)

     (5)(c)(ii)(A)       Specimen form of Select Reserve/SM/ Service Request,
                         including telephone transfer authorization. (17)

     (5)(c)(ii)(B)       Form of amended Select Reserve/SM/ Service Request,
                         including telephone transfer authorization, amended
                         November 8, 2002. (3)

     (5)(c)(ii)(C)       Form of amended Select Reserve/SM/ Service Request,
                         Form No. L9023 REV1203. (Filed herewith)

     (5)(c)(iii) Specimen form of confirmation of initial purchase payment under Contract Form No. 97505. (7)

     (5)(d)              Specimen 1035 Exchange Instructions. (17)

     (5)(e)              Specimen Qualified and Non-Qualified Funds Transfer
                         Instructions. (17)

     (5)(f)              Specimen Change of Beneficiary Form. (17)

     (5)(g) Specimen Request for Statement of Additional Information for the Select Reserve Variable Annuity.
                         (17)

     (6)(a)(i) Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective December 31, 1991. (2)

     (6)(a)(ii) Amendment to the Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective July 13, 1995. (11)

     (6)(b) Bylaws of American General Life Insurance Company, adopted January 22, 1992. (4)

     (7)                 None.

     (8)(a) Form of Revenue Sharing Agreement between American General Series Portfolio Company and American General Life Insurance Company. (7)

     (8)(b) Form of Revenue Sharing Agreement between Hotchkis and Wiley Variable Trust and American General Life Insurance Company. (7)

     (8)(c) Form of Revenue Sharing Agreement between LEVCO Series Trust and American General Life Insurance Company. (7)

     (8)(d) Form of Revenue Sharing Agreement between Navellier Variable Insurance Series Fund, Inc. and American General Life Insurance Company. (7)

     (8)(e) Form of Revenue Sharing Agreement between OFFITBANK Variable Insurance Fund, Inc. and American General Life Insurance Company. (7)

     (8)(f) Form of Revenue Sharing Agreement between Royce Capital Fund and American General Life Insurance Company. (7)

     (8)(g) Form of Revenue Sharing Agreement between Wright Managed Blue Chip Series Trust and American General Life Insurance Company. (7)

     (8)(h) Form of Services Agreement, dated July 31, 1975, (limited to introduction and first two recitals, and sections 1-3) among various affiliates of American General Corporation, including American General Life Insurance Company and American General Independent Producer Division. (8)

     (9)                 Opinion and Consent of Counsel. (7)

     (10)(a)             Consent of Independent Accountants,
                         PricewaterhouseCoopers LLP. (Filed herewith)

     (10)(b)             Consent of Independent Auditors, Ernst & Young LLP.
                         (Filed herewith)

     (11)                None.

     (12)                None.

     (13)(a) Computations of hypothetical historical average annual total returns for each Division available under Contract Form No. 97505 for the one, five and ten year periods ended December 31, 1996, and since inception.
                         (7)

     (13)(b) Computations of hypothetical historical cumulative total returns for each Division available under Contract Form No. 97505 for the one, five and ten year periods ended December 31, 1996, and since inception.
                         (7)

     (13)(c) Computations of hypothetical historical seven day yield and effective yield for the Money Market Division available under Contract Form No. 97505 for the seven day period ended December 31, 1996. (7)

     (13)(d) Computations of hypothetical historical average annual total returns, computations of hypothetical historical total returns and computations of hypothetical historical cumulative total returns for North American-AG International Equities Fund, North American-AG MidCap Index Fund, and North American-AG Stock Index Fund
                         under Contract Form No. 97505 for the one and five year periods ended December 31, 1999, and since inception.
                         (16)

----------

(1) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 002-49805) of American General Life Insurance Company Separate Account D filed on December 6, 1973.

(2) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 033-43390) of American General Life Insurance Company Separate Account D filed on October 16, 1991.

(3) Incorporated by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-40637) of American General Life Insurance Company Separate Account D filed on November 8, 2002.

(4) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 033-43390) of American General Life Insurance Company Separate Account D filed on April 30, 1992.

(5) Incorporated by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 033-43390) of American General Life Insurance Company Separate Account D filed on April 28, 1995.

(6) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 333-40637) of American General Life Insurance Company Separate Account D filed on November 20, 1997.

(7) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-40637) of American General Life Insurance Company Separate Account D filed on February 12, 1998.

(8) Incorporated by reference to Post-Effective Amendment No. 23 to Form N-4 Registration Statement (File No. 033-44745) of American General Life Insurance Company Separate Account A filed on April 24, 1998.

(9) Incorporated by reference to Post-Effective Amendment No. 18 to Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on October 11, 2000.

(10) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on March 23, 1998.

(11) Incorporated by reference to Pre-Effective Amendment No. 3 to Form S-6 Registration Statement (File No. 333-53909) of American General Life Insurance Company Separate Account VL-R filed on August 19, 1998.

(12) Incorporated by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-40637) of American General Life Insurance Company Separate Account D filed on March 30, 1999.

(13) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-70667) of American General Life Insurance Company Separate Account D filed on March 18, 1999.

(14) Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on September 20, 2000.

(15) Incorporated by reference to Post-Effective Amendment No. 4 to Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on October 11, 2000.

(16) Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-40637) of American General Life Insurance Company Separate Account D filed on November 17, 2000.

(17) Incorporated by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-40637) of American General Life Insurance Company Separate Account D filed on April 25, 2001.

Item 25. Directors and Officers of the Depositor

Name and Principal                      Positions and Offices with Depositor
 Business Address                     American General Life Insurance Company
---------------------------        ---------------------------------------------

Rodney O. Martin, Jr.              Director, Chairman of the Board of Directors,
2929 Allen Parkway                 President and Chief Executive Officer
Houston, TX 77019

M. Bernard Aidinoff                Director
Sullivan and Cromwell
125 Broad Street
New York, NY 10004

Name and Principal                     Positions and Offices with Depositor
 Business Address                     American General Life Insurance Company
---------------------------        ---------------------------------------------

David J. Dietz                     Director and Chairman-Affluent & Corporate
830 Third Avenue                   Markets Profit Center
New York, NY 10022

David L. Herzog                    Director
2929 Allen Parkway
Houston, TX 77019

Richard A. Hollar                  Director, President-AIG Life Brokerage Profit
750 West Virginia Street           Center and Chief Executive Officer-AIG Life
Milwaukee, WI 53204                Brokerage Profit Center

Royce G. Imhoff, II                Director, President-Affluent & Corporate
2929 Allen Parkway                 Markets Profit Center and Chief Executive
Houston, TX 77019                  Officer-Affluent & Corporate Markets Profit
                                   Center

Richard J. Miller                  Director and Chief Executive Officer-Agency
2929 Allen Parkway                 Building Profit Center
Houston, TX 77019

Nicholas A. O'Kulich               Director
70 Pine Street
New York, NY 10270

Ernest T. Patrikis                 Director
70 Pine Street
New York, NY 10270

Gary D. Reddick                    Director and Chief Administrative Officer
2929 Allen Parkway
Houston, TX 77019

Martin J. Sullivan                 Director
70 Pine Street
New York, NY 10270

Christopher J. Swift               Director, Chief Financial Officer and
2929 Allen Parkway                 Executive Vice President
Houston, TX 77019

Name and Principal                     Positions and Offices with Depositor
 Business Address                     American General Life Insurance Company
---------------------------        ---------------------------------------------

Thomas L. Booker                   President-Structured Settlements/SPIA
2727 Allen Parkway                 Profit Center
Houston, TX 77019

Lawrence J. O'Brien                President-Agency Building Profit Center
2727 Allen Parkway
Houston, TX 77019

Jeffrey H. Carlson                 Chief Information Officer and Senior Vice
2727 Allen Parkway                 President
Houston, TX 77019

James A. Galli                     Executive Vice President
830 Third Avenue
New York, NY 10022

Paul L. Mistretta                  Executive Vice President
2727-A Allen Parkway
Houston, TX 77019

Erik A. Baden                      Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Wayne A. Barnard                   Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Robert M. Beuerlein                Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Rebecca G. Campbell                Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Larry A. Compton                   Senior Vice President
One Woodfield Lake
Schaumburg, IL 60173

Name and Principal                     Positions and Offices with Depositor
 Business Address                     American General Life Insurance Company
---------------------------        ---------------------------------------------

William F. Guterding               Senior Vice President
830 Third Avenue
New York, NY 10022

Robert F. Herbert, Jr.             Senior Vice President, Treasurer and
2727-A Allen Parkway               Controller
Houston, TX 77019

S. Douglas Israel                  Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Kyle L. Jennings                   Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Althea R. Johnson                  Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Glen D. Keller                     Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Simon J. Leech                     Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Kent D. Major                      Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Randy J. Marash                    Senior Vice President
3600 Route 66
Neptune, NJ 07754

Mark R. McGuire                    Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Name and Principal                     Positions and Offices with Depositor
 Business Address                     American General Life Insurance Company
---------------------------        ---------------------------------------------

Laura W. Milazzo                   Senior Vice President
2727 Allen Parkway
Houston, TX 77019

A. Hasan Qureshi                   Senior Vice President
1 ALICO Plaza
600 King Street
Wilmington, DE 19801

Dennis H. Roberts                  Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Richard C. Schuettner              Senior Vice President
750 West Virginia Street
Milwaukee, WI 53204

James P. Sennett                   Senior Vice President
2727 Allen Parkway
Houston, TX 77019

James P. Steele                    Senior Vice President
205 E. 10th Street
Amarillo, TX 79101

Robert E. Steele                   Senior Vice President
205 E. 10th Street
Amarillo, TX 79101

Alfred M. Thome                    Senior Vice President
One Woodfield Lake
Schaumburg, IL 60173

Dan E. Trudan                      Senior Vice President
750 West Virginia St.
Milwaukee, WI 53204

Frederic R. Yopps                  Senior Vice President
750 West Virginia St.
Milwaukee, WI 53204

Name and Principal                     Positions and Offices with Depositor
 Business Address                     American General Life Insurance Company
---------------------------        ---------------------------------------------

Steven E. Zimmerman                Senior Vice President
2727 Allen Parkway
Houston, TX 77019

David R. Armstrong                 Vice President
3600 Route 66
Neptune, NJ 07754

Edward F. Bacon                    Vice President
2727-A Allen Parkway
Houston, TX 77019

Joan M. Bartel                     Vice President
2727 Allen Parkway
Houston, TX 77019

Walter E. Bednarski                Vice President
3600 Route 66
Neptune, NJ 07754

Michael B. Boesen                  Vice President
2727-A Allen Parkway
Houston, TX 77019

Mark E. Bolding                    Vice President
2929 Allen Parkway
Houston, TX 77019

James B. Brown                     Vice President
2727 Allen Parkway
Houston, TX 77019

Joseph S. Cella                    Vice President
70 Pine Street
New York, NY 10270

Phillip L. Chapman                 Vice President
3600 Route 66
Neptune, NJ 07754

   Name and Principal              Positions and Offices With Depositor
    Business Address               American General Life Insurance Company
---------------------------        ---------------------------------------------

Robert W. Chesner                  Vice President
2929 Allen Parkway
Houston, TX 77019

Valerie A. Childrey                Vice President
750 West Virginia Street
Milwaukee, WI 53204

Mark E. Childs                     Vice President
2727 Allen Parkway
Houston, TX 77019

Robert M. Cicchi                   Vice President
2727 Allen Parkway
Houston, TX 77019

Donald L. Davis                    Vice President
205 E. 10th Street
Amarillo, TX 79101

Steven A. Dmytrack                 Vice President
2929 Allen Parkway
Houston, TX 77019

Timothy M. Donovan                 Vice President
2727 Allen Parkway
Houston, TX 77019

Farideh N. Farrokhi                Vice President
2727-A Allen Parkway
Houston, TX 77019

Frederick J. Garland, Jr.          Vice President
2727 Allen Parkway
Houston, TX 77019

Martin E. Goldman                  Vice President
2727 Allen Parkway
Houston, TX 77019

   Name and Principal              Positions and Offices With Depositor
    Business Address               American General Life Insurance Company
---------------------------        ---------------------------------------------

Richard L. Gravette                Vice President
2727-A Allen Parkway
Houston, TX 77019

Kenneth J. Griesemer               Vice President
6363 Forest Park Road
Dallas, TX 75235

Daniel J. Gutenberger              Vice President
70 Pine Street
New York, NY 10270

Joel H. Hammer                     Vice President
1 Chase Manhattan Place
New York, NY 10005

Craig H. Harrel                    Vice President
2929 Allen Parkway
Houston, TX 77019

D. Leigh Harrington                Vice President
2727 Allen Parkway
Houston, TX 77019

Neal C. Hasty                      Vice President
6363 Forest Park Road
Dallas, TX 75235

Keith C. Honig                     Vice President
1 SunAmerica Center
Los Angeles, CA 90067

Walter P. Irby                     Vice President
2727 Allen Parkway
Houston, TX 77019

Sharla A. Jackson                  Vice President
205 E. 10th Street
Amarillo, TX 79101

   Name and Principal              Positions and Offices With Depositor
    Business Address               American General Life Insurance Company
---------------------------        ---------------------------------------------

Stephen C. Kennedy                 Vice President
750 West Virginia Street
Milwaukee, WI 53204

Gary J. Kleinman                   Vice President
1 Chase Manhattan Place
New York, NY 10005

Frank A. Kophamel                  Vice President
3600 Route 66
Neptune, NJ 07754

James K. Larson                    Vice President
1000 E. Woodfield Road
Schaumburg, IL 60173

Charles L. Levy                    Vice President
2727 Allen Parkway
Houston, TX 77019

Linda Lewis                        Vice President
6363 Forest Park Road
Dallas, TX 75235

Robert J. Ley                      Vice President
70 Pine Street
New York, NY 10270

Jerry L. Livers                    Vice President
2727 Allen Parkway
Houston, TX 77019

Gwendolyn J. Mallett               Vice President
2727 Allen Parkway
Houston, TX 77019

W. Larry Mask                      Vice President
2727 Allen Parkway
Houston, TX 77019

   Name and Principal              Positions and Offices With Depositor
    Business Address               American General Life Insurance Company
---------------------------        ---------------------------------------------

Gordon S. Massie                   Vice President
2929 Allen Parkway
Houston, TX 77019

Melvin C. McFall                   Vice President
2727 Allen Parkway
Houston, TX 77019

Richard D. McFarland               Vice President
2727 Allen Parkway
Houston, TX 77019

Candace A. Michael                 Vice President
2727 Allen Parkway
Houston, TX 77019

Anne K. Milio                      Vice President
2727 Allen Parkway
Houston, TX 77019

Sylvia A. Miller                   Vice President
#1 Franklin Square
Springfield, IL 62713

Cheryl E. Morton                   Vice President
#1 Franklin Square
Springfield, IL 62713

Michael R. Murphy                  Vice President
750 West Virginia Street
Milwaukee, WI 53204

Carl T. Nichols                    Vice President
205 E. 10th Street
Amarillo, TX 79101

Deanna D. Osmonson                 Vice President and Chief Compliance Officer
2727 Allen Parkway
Houston, TX 77019

   Name and Principal              Positions and Offices With Depositor
    Business Address               American General Life Insurance Company
---------------------------        ---------------------------------------------

Rembert R. Owen, Jr.               Vice President
2929 Allen Parkway
Houston, TX 77019

Lori J. Payne                      Vice President
2727 Allen Parkway
Houston, TX 77019

Kirsten M. Pedersen                Vice President
2929 Allen Parkway
Houston, TX 77019

Cathy A. Percival                  Vice President
2727 Allen Parkway
Houston, TX 77019

Terri Robbins                      Vice President
175 Water Street
New York, NY 10038

David M. Robinson                  Vice President
2929 Allen Parkway
Houston, TX 77019

Dale W. Sachtleben                 Vice President
#1 Franklin Square
Springfield, IL 62713

Robert C. Sage                     Vice President
2727 Allen Parkway
Houston, TX 77019

Kristin Sather                     Vice President
1 Chase Manhattan Place
New York, NY 10005

Richard W. Scott                   Vice President
2929 Allen Parkway
Houston, TX 77019

   Name and Principal              Positions and Offices With Depositor
    Business Address               American General Life Insurance Company
---------------------------        ---------------------------------------------

Tom L. Scott                       Vice President
2929 Allen Parkway
Houston, TX 77019

T. Clay Spires                     Vice President
2929 Allen Parkway
Houston, TX 77019

Joe L. Thompson                    Vice President
6363 Forest Park Road
Dallas, TX 75235

Paul Turner                        Vice President
675 Bering Drive, Suite 600
Houston, TX 77057

Richard P. Vegh                    Vice President
3600 Route 66
Neptune, NJ 07754

S. Michael Von-Stein               Vice President
1478 County C
St. Germain, WI 54558

Curt B. Vondrasek                  Vice President
1832 Baybrook Ct.
Naperville, IL 60564

Christian D. Weiss                 Vice President
#1 Franklin Square
Springfield, IL 62713

Susan J. Wilhite                   Vice President
One Woodfield Lake
Schaumburg, IL 60173

Nancy R. Yasso                     Vice President
2727 Allen Parkway
Houston, TX 77019

   Name and Principal              Positions and Offices With Depositor
    Business Address               American General Life Insurance Company
---------------------------        ---------------------------------------------

Elizabeth M. Tuck                  Secretary
70 Pine Street
New York, NY 10270

Item 26. Persons Controlled by or Under Common Control with the Depositor or the Registrant

The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An organizational chart for AIG can be found as Exhibit 21 in Form 10-K, SEC file number 001-08787, accession number 0000950123-03-003570, filed March 31, 2003.

Item 27. Number of Contract Owners

As of December 5, 2003, there were 47 owners of Contracts of the class covered by this registration statement, 1 Qualified Contracts and 46 Non-Qualified Contracts.

Item 28. Indemnification

Article VII, section 1, of the Company's By-Laws provides, in part, that the Company shall have power to indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Company) by reason of the fact that such person is or was serving at the request of the Company, against expenses, judgments, fines, settlements, and other amounts actually and reasonably incurred in connection with such proceeding if such person acted in good faith and in a manner such person reasonably believed to be in the best interest of the Company and, in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such person was unlawful.

Article VII, section 1 (in part), section 2, and section 3, provide that the Company shall have power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action by or in the right of the Company to procure a judgment in its favor by reason of the fact that such person is or was acting in behalf of the Company, against expenses actually and reasonably incurred by such person in connection with the defense or settlement of such action if such person acted in good faith, in a manner such person believed to be in the best interests of the Company, and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances. No indemnification shall be made under section 1: (a) in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable to the Company, unless and only to the extent that the court in which such action was brought shall determine upon application that, in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for the expenses which such court shall determine; (b) of amounts paid in settling or otherwise disposing of a threatened or pending action with or without court approval; or (c) of expense incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval.

Article VII, section 3, provides that, with certain exceptions, any indemnification under Article VII shall be made by the Company only if authorized in the specific case, upon a determination that indemnification of the person is proper in the circumstances because the person has met the applicable standard of conduct set forth in section 1 of Article VII by (a) a majority vote of a quorum consisting of directors who are not parties to such proceeding; (b) approval of the shareholders, with the shares owned by the person to be indemnified not being entitled to vote thereon; or (c) the court in which such proceeding is or was pending upon application made by the Company or the indemnified person or the attorney or other persons rendering services in connection with the defense, whether or not such application by the attorney or indemnified person is opposed by the Company.

Article VII, section 7, provides that for purposes of Article VII, those persons subject to indemnification include any person who is or was a director, officer, or employee of the Company, or is or was serving at the request of the Company as a director, officer, or employee of another foreign or domestic corporation which was a predecessor corporation of the Company or of another enterprise at the request of such predecessor corporation.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a) Registrant's principal underwriter, American General Equity Services Corporation, also acts as principal underwriter for American General Life Insurance Company Separate Account A, American General Life Insurance Company Separate Account VA-1 and American General Life Insurance Company Separate Account VA-2, which all offer interests in variable annuities. American General Equity Services Corporation also acts as principal underwriter for American General Life Insurance Company Separate Account VL-R, American General

     Life Insurance Company Separate Account VUL and American General Life Insurance Company Separate Account VUL-2, which all offer interests in flexible premium variable life insurance policies. American General Equity Services Corporation also acts as principal underwriter for certain other separate accounts of American General Life Insurance Company affiliates.

(b) The following information is provided for each director and officer of the principal underwriter:

   Name and Principal              Positions and Offices with Underwriter
    Business Address               American General Equity Services Corporation
---------------------------        ---------------------------------------------

Rodney O. Martin, Jr.              Director and Chairman of the Board of
2929 Allen Parkway                 Directors
Houston, TX 77019

Mark R. McGuire                    Director and Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Ernest T. Patrikis                 Director
70 Pine Street
New York, NY 10270

Gary D. Reddick                    Director
2929 Allen Parkway
Houston, TX 77019

Andrew J. Kalbaugh                 President and Chief Executive Officer
2727 Allen Parkway
Houston, TX 77019

Larry E. Blews                     Vice President, Chief Compliance Officer and
2727 Allen Parkway                 Assistant Secretary
Houston, TX 77019

Robert F. Herbert, Jr.             Vice President
2727-A Allen Parkway
Houston, TX 77019

Kathy L. Keith                     Vice President
#1 Franklin Square
Springfield, IL 62713

   Name and Principal              Positions and Offices with Underwriter
    Business Address               American General Equity Services Corporation
---------------------------        ---------------------------------------------

Lucille S. Martinez                Vice President, Treasurer and Controller
2727 Allen Parkway
Houston, TX 77019

Elizabeth M. Tuck                  Secretary
70 Pine Street
New York, NY 10270

Edward F. Andrzejewski             Tax Officer
70 Pine Street
New York, NY 10270

Steven A. Glover                   Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Lauren W. Jones                    Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

John D. Fleming                    Assistant Treasurer
2929 Allen Parkway
Houston, TX 77019

Barbara J. Moore                   Assistant Tax Officer
2919 Allen Parkway
Houston, TX 77019

T. Clay Spires                     Assistant Tax Officer
2727-A Allen Parkway
Houston, TX 77019

Item 30. Location of Records

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Companies at its principal executive office located at 2727-A Allen Parkway, Houston, TX 77019.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

The Registrant undertakes: A) to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted; B) to include either (1) as part of any application to purchase a Contract offered by a prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a toll-free number or a post card or similar written communication affixed to or included in the applicable prospectus that the applicant can use to send for a Statement of Additional Information; C) to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

Representation Regarding the Reasonableness of Aggregate Fees and Charges Deducted Under the Contracts Pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940

AGL represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by AGL.

                               POWERS OF ATTORNEY

     Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Gary D. Reddick and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, American General Life Insurance Company Separate Account D, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 16th day of December, 2003.


                                        AMERICAN GENERAL LIFE INSURANCE COMPANY
                                        SEPARATE ACCOUNT D
                                        (Registrant)

                                   BY:  AMERICAN GENERAL LIFE INSURANCE COMPANY
                                        (On behalf of the Registrant and itself)


                                   BY:  /s/ ROBERT F. HERBERT, JR.
                                        ----------------------------------------
                                        Robert F. Herbert, Jr.
                                        Senior Vice President, Treasurer and
                                         Controller


[SEAL]


ATTEST:  /s/ LAUREN W. JONES
         --------------------------
         Lauren W. Jones
         Assistant Secretary

     As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                      Title                    Date
--------------------------     --------------------     ------------------------


/s/ RODNEY O. MARTIN, JR.      Director, Chairman,      December 16, 2003
--------------------------     President and Chief
Rodney O. Martin, Jr.          Executive Officer


/s/ CHRISTOPHER J. SWIFT       Director and Chief       December 16, 2003
--------------------------     Financial Officer
Christopher J. Swift


/s/ M. BERNARD AIDINOFF
--------------------------     Director                 December 16, 2003
M. Bernard Aidinoff


/s/ DAVID J. DIETZ
--------------------------     Director                 December 16, 2003
David J. Dietz


--------------------------     Director                 December ___, 2003
David L. Herzog


/s/ RICHARD A. HOLLAR
--------------------------     Director                 December 16, 2003
Richard A. Hollar


/s/ ROYCE G. IMHOFF II
--------------------------     Director                 December 16, 2003
Royce G. Imhoff II


/s/ RICHARD J. MILLER
--------------------------     Director                 December 16, 2003
Richard J. Miller

Signature                      Title                    Date
--------------------------     --------------------     ------------------------


/s/ NICHOLAS A. O'KULICH
--------------------------     Director                 December 16, 2003
Nicholas A. O'Kulich


/s/ ERNEST T. PATRIKIS
--------------------------     Director                 December 16, 2003
Ernest T. Patrikis


/s/ GARY D. REDDICK
--------------------------     Director                 December 16, 2003
Gary D. Reddick


/s/ MARTIN J. SULLIVAN
--------------------------     Director                 December 16, 2003
Martin J. Sullivan

                                  EXHIBIT INDEX
                                  -------------

(3)(b)(i)(F)   Form of Amendment Four to Participation Agreement by and between
               The Variable Annuity Life Insurance Company, American General
               Series Portfolio Company, American General Securities
               Incorporated and American General Life Insurance Company.

(5)(c)(ii)(C)  Form of amended Select Reserve/SM/ Service Request, Form No.
               L9023 REV1203.

(10)(a)        Consent of Independent Accountants, PricewaterhouseCoopers LLP.

(10)(b)        Consent of Independent Auditors, Ernst & Young LLP.


                                       E-1